March 31, 2019 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
58.com, Inc.*ADR (Interactive Media & Services)	10,799	$709,278
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	15,579	2,842,390
Baidu, Inc.*ADR (Interactive Media & Services)	5,907	973,769
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)(a)	11,603	481,989
Beigene, Ltd.*ADR (Biotechnology)	4,583	604,956
BHP Billiton PLCADR (Metals & Mining)	26,676	1,287,917
BHP Billiton, Ltd.ADR (Metals & Mining)(a)	23,325	1,275,178
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	33,815	1,724,226
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	14,462	1,149,729
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,029	1,305,707
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	23,018	1,005,656
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	14,872	602,316
GDS Holdings, Ltd.*ADR (IT Services)	24,036	857,845
HDFC Bank, Ltd.ADR (Banks)	10,693	1,239,425
ICICI Bank, Ltd.ADR (Banks)	75,985	870,788
Infosys Technologies, Ltd.ADR (IT Services)	90,248	986,411
iQIYI, Inc.*ADR (Entertainment)(a)	38,908	930,679
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	38,908	1,173,076
KB Financial Group, Inc.ADR (Banks)(a)	15,076	558,717
Korea Electric Power Corp.*ADR (Electric Utilities)	44,613	580,415
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	33,101	747,752
Netease.com, Inc.ADR (Entertainment)	3,050	736,423
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	11,203	1,009,278
Noah Holdings, Ltd.*ADR (Capital Markets)	12,629	612,001
POSCOADR (Metals & Mining)	12,220	674,666
Qudian, Inc.*ADR (Consumer Finance)	110,111	557,162
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	55,611	2,277,827
TAL Education Group*ADR (Diversified Consumer Services)	24,035	867,183
Weibo Corp.*ADR (Interactive Media & Services)	10,693	662,859
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	37,176	679,577
TOTAL COMMON STOCKS (Cost $17,357,764)		29,985,195

	Principal Amount	Value
Repurchase Agreements(b) (NM)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $13,003	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

	Shares	Value
Collateral for Securities Loaned (8.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	207,174	$207,174
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	2,207,874	2,207,874
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,415,048)		2,415,048

TOTAL INVESTMENT SECURITIES (Cost $19,785,812) - 107.6%		32,413,243
Net other assets (liabilities) - (7.6)%		(2,300,688)

NET ASSETS - 100.0%		$30,112,555

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $2,400,623.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

ADR              American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$679,577	2.3%
Banks	2,668,930	8.9%
Biotechnology	604,956	2.0%
Capital Markets	612,001	2.0%
Consumer Finance	557,162	1.9%
Diversified Consumer Services	1,876,461	6.2%
Electric Utilities	580,415	1.9%
Entertainment	1,667,102	5.5%
Hotels, Restaurants & Leisure	747,752	2.5%
Interactive Media & Services	2,345,906	7.8%
Internet & Direct Marketing Retail	5,503,111	18.3%
IT Services	1,844,256	6.1%
Metals & Mining	3,237,761	10.7%
Oil, Gas & Consumable Fuels	2,455,436	8.2%
Pharmaceuticals	602,316	2.0%
Semiconductors & Semiconductor Equipment	2,277,827	7.6%
Wireless Telecommunication Services	1,724,226	5.7%
Other**	127,360	0.4%
Total	$30,112,555	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2019:

	Value	% of Net Assets
Australia	$2,563,095	8.5%
China	17,159,557	57.0%
Hong Kong	2,471,978	8.2%
India	3,698,940	12.3%
South Korea	1,813,798	6.0%
Taiwan	2,277,827	7.6%
Other**	127,360	0.4%
Total	$30,112,555	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.7%)
Associated Banc-Corp. (Banks)	659	$14,070
BancorpSouth Bank (Banks)	365	10,300
Bank of America Corp. (Banks)	35,982	992,743
Bank of Hawaii Corp. (Banks)	167	13,171
Bank OZK (Banks)	484	14,026
BankUnited, Inc. (Banks)	396	13,226
BB&T Corp. (Banks)	3,059	142,335
BOK Financial Corp. (Banks)	127	10,357
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	566	7,556
Cathay General Bancorp, Inc. (Banks)	306	10,376
Chemical Financial Corp. (Banks)	287	11,813
CIT Group, Inc. (Banks)	404	19,380
Citigroup, Inc. (Banks)	9,421	586,175
Citizens Financial Group, Inc. (Banks)	1,845	59,963
Comerica, Inc. (Banks)	637	46,705
Commerce Bancshares, Inc. (Banks)	396	22,992
Cullen/Frost Bankers, Inc. (Banks)	253	24,559
East West Bancorp, Inc. (Banks)	582	27,919
F.N.B. Corp. (Banks)	1,301	13,791
Fifth Third Bancorp (Banks)	3,083	77,753
First Citizens BancShares, Inc. - Class A (Banks)	34	13,845
First Financial Bankshares, Inc. (Banks)	272	15,716
First Hawaiian, Inc. (Banks)	363	9,456
First Horizon National Corp. (Banks)	1,275	17,819
First Republic Bank (Banks)	659	66,203
Fulton Financial Corp. (Banks)	680	10,526
Glacier Bancorp, Inc. (Banks)	339	13,584
Hancock Holding Co. (Banks)	344	13,898
Home BancShares, Inc. (Banks)	620	10,893
Huntington Bancshares, Inc. (Banks)	4,194	53,180
IBERIABANK Corp. (Banks)	223	15,991
International Bancshares Corp. (Banks)	218	8,291
Investors Bancorp, Inc. (Banks)	940	11,139
JPMorgan Chase & Co. (Banks)	13,116	1,327,733
KeyCorp (Banks)	4,041	63,646
M&T Bank Corp. (Banks)	554	86,989
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,872	21,659
PacWest Bancorp (Banks)	484	18,203
People’s United Financial, Inc. (Banks)	1,513	24,874
Pinnacle Financial Partners, Inc. (Banks)	291	15,918
PNC Financial Services Group, Inc. (Banks)	1,818	222,996
Popular, Inc. (Banks)	401	20,904
Prosperity Bancshares, Inc. (Banks)	265	18,301
Regions Financial Corp. (Banks)	4,077	57,690
Signature Bank (Banks)	221	28,303
Sterling Bancorp (Banks)	851	15,854
SunTrust Banks, Inc. (Banks)	1,775	105,169
SVB Financial Group* (Banks)	211	46,918
Synovus Financial Corp. (Banks)	638	21,922
TCF Financial Corp. (Banks)	657	13,593
Texas Capital Bancshares, Inc.* (Banks)	200	10,918
TFS Financial Corp. (Thrifts & Mortgage Finance)	214	3,525
Trustmark Corp. (Banks)	262	8,811
U.S. Bancorp (Banks)	6,028	290,489
UMB Financial Corp. (Banks)	177	11,335
Umpqua Holdings Corp. (Banks)	883	14,570
United Bankshares, Inc. (Banks)	410	14,858
Valley National Bancorp (Banks)	1,331	12,751
Washington Federal, Inc. (Thrifts & Mortgage Finance)	325	9,389
Webster Financial Corp. (Banks)	369	18,697
Wells Fargo & Co. (Banks)	16,401	792,496
Western Alliance Bancorp* (Banks)	387	15,882
Wintrust Financial Corp. (Banks)	226	15,217
Zions Bancorp (Banks)	745	33,830
TOTAL COMMON STOCKS (Cost $2,130,923)		5,743,191

	Principal Amount	Value
Repurchase Agreements(a) (2.9%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $227,045	$227,000	$227,000
TOTAL REPURCHASE AGREEMENTS (Cost $227,000)		227,000

TOTAL INVESTMENT SECURITIES (Cost $2,357,923) - 77.6%		5,970,191
Net other assets (liabilities) - 22.4%		1,725,240

NET ASSETS - 100.0%		$7,695,431

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/23/19	2.92%	$1,957,699	$5,517

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Banks	$5,701,062	74.2%
Thrifts & Mortgage Finance	42,129	0.5%
Other**	1,952,240	25.3%
Total	$7,695,431	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.2%)
Air Products & Chemicals, Inc. (Chemicals)	4,365	$833,540
Albemarle Corp. (Chemicals)	2,102	172,322
Alcoa Corp.* (Metals & Mining)	3,706	104,361
Allegheny Technologies, Inc.* (Metals & Mining)	2,497	63,848
Ashland Global Holdings, Inc. (Chemicals)	1,244	97,194
Axalta Coating Systems, Ltd.* (Chemicals)	4,145	104,495
Cabot Corp. (Chemicals)	1,182	49,207
Carpenter Technology Corp. (Metals & Mining)	941	43,145
Celanese Corp. — Series A (Chemicals)	2,546	251,061
CF Industries Holdings, Inc. (Chemicals)	4,429	181,058
Commercial Metals Co. (Metals & Mining)	2,337	39,916
Compass Minerals International, Inc. (Metals & Mining)	673	36,591
Domtar Corp. (Paper & Forest Products)	1,251	62,112
DowDuPont, Inc. (Chemicals)	44,803	2,388,447
Eastman Chemical Co. (Chemicals)	2,777	210,719
Ecolab, Inc. (Chemicals)	5,033	888,526
Element Solutions, Inc.* (Chemicals)	4,616	46,622
FMC Corp. (Chemicals)	2,676	205,570
Freeport-McMoRan, Inc. (Metals & Mining)	28,794	371,155
GCP Applied Technologies, Inc.* (Chemicals)	1,434	42,446
H.B. Fuller Co. (Chemicals)	1,010	49,126
Huntsman Corp. (Chemicals)	4,174	93,873
Ingevity Corp.* (Chemicals)	827	87,339
International Flavors & Fragrances, Inc. (Chemicals)	2,013	259,254
Linde PLC (Chemicals)	10,949	1,926,257
LyondellBasell Industries N.V. - Class A (Chemicals)	6,048	508,516
Minerals Technologies, Inc. (Chemicals)	700	41,153
NewMarket Corp. (Chemicals)	173	75,006
Newmont Mining Corp. (Metals & Mining)	10,584	378,589
Nucor Corp. (Metals & Mining)	6,068	354,068
Olin Corp. (Chemicals)	3,276	75,807
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,593	45,130
PolyOne Corp. (Chemicals)	1,545	45,284
PPG Industries, Inc. (Chemicals)	4,687	529,022
Reliance Steel & Aluminum Co. (Metals & Mining)	1,333	120,317
Royal Gold, Inc. (Metals & Mining)	1,302	118,391
RPM International, Inc. (Chemicals)	2,616	151,833
Sensient Technologies Corp. (Chemicals)	840	56,944
Steel Dynamics, Inc. (Metals & Mining)	4,561	160,866
The Chemours Co. (Chemicals)	3,319	123,334
The Mosaic Co. (Chemicals)	7,047	192,454
The Scotts Miracle-Gro Co. - Class A (Chemicals)	781	61,371
Trinseo SA (Chemicals)	841	38,097
United States Steel Corp. (Metals & Mining)	3,443	67,104
Valvoline, Inc. (Chemicals)	3,739	69,396
W.R. Grace & Co. (Chemicals)	1,327	103,559
Westlake Chemical Corp. (Chemicals)	714	48,452
Worthington Industries, Inc. (Metals & Mining)	780	29,110
TOTAL COMMON STOCKS (Cost $5,750,911)		12,001,987

	Principal Amount	Value
Repurchase Agreements(a) (1.9%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $228,045	$228,000	$228,000
TOTAL REPURCHASE AGREEMENTS (Cost $228,000)		228,000

TOTAL INVESTMENT SECURITIES (Cost $5,978,911) - 100.1%		12,229,987
Net other assets (liabilities) - (0.1)%		(8,412)

NET ASSETS - 100.0%		$12,221,575

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	4/23/19	2.92%	$265,259	$5,617

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Chemicals	$10,007,284	81.9%
Metals & Mining	1,887,461	15.4%
Oil, Gas & Consumable Fuels	45,130	0.4%
Paper & Forest Products	62,112	0.5%
Other**	219,588	1.8%
Total	$12,221,575	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $4,310,845	$4,310,000	$4,310,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,310,000)		4,310,000

TOTAL INVESTMENT SECURITIES (Cost $4,310,000) - 100.2%		4,310,000
Net other assets (liabilities) - (0.2)%		(9,343)

NET ASSETS - 100.0%		$4,300,657

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $607,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	4	6/24/19	$(567,600)	$(12,258)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/19	(2.77)%	$(2,587,886)	$(26,767)
S&P 500	UBS AG	4/29/19	(2.57)%	(1,130,005)	(11,643)
				$(3,717,891)	$(38,410)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (88.0%)
AbbVie, Inc. (Biotechnology)	92,545	$7,458,201
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	7,029	188,729
Agilent Technologies, Inc. (Life Sciences Tools & Services)	19,927	1,601,732
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,188	214,999
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,021	1,895,359
Alkermes PLC* (Biotechnology)	9,791	357,274
Allogene Therapeutics, Inc.* (Biotechnology)(a)	1,220	35,270
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,933	554,439
Amgen, Inc. (Biotechnology)	39,041	7,417,008
Biogen, Inc.* (Biotechnology)	12,342	2,917,402
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,183	993,386
Bio-Techne Corp. (Life Sciences Tools & Services)	2,370	470,564
Bluebird Bio, Inc.* (Biotechnology)	3,448	542,474
Celgene Corp.* (Biotechnology)	44,066	4,157,186
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,025	439,381
Clovis Oncology, Inc.* (Biotechnology)	3,307	82,080
Exact Sciences Corp.* (Biotechnology)	7,890	683,432
Exelixis, Inc.* (Biotechnology)	18,831	448,178
FibroGen, Inc.* (Biotechnology)	4,745	257,891
Gilead Sciences, Inc. (Biotechnology)	80,025	5,202,425
Illumina, Inc.* (Life Sciences Tools & Services)	9,223	2,865,494
Immunomedics, Inc.* (Biotechnology)	10,753	206,565
Incyte Corp.* (Biotechnology)	11,147	958,753
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,377	154,031
Intrexon Corp.* (Biotechnology)(a)	4,476	23,544
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,631	700,578
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	9,928	1,428,143
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)(a)	1,282	161,160
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,555	1,124,265
Myriad Genetics, Inc.* (Biotechnology)	4,597	152,620
Nektar Therapeutics* (Pharmaceuticals)	10,924	367,046
Neurocrine Biosciences, Inc.* (Biotechnology)	5,698	501,994
OPKO Health, Inc.* (Biotechnology)	23,910	62,405
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,168	144,630
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,700	408,073
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,917	2,019,019
Sage Therapeutics, Inc.* (Biotechnology)	3,151	501,167
Sarepta Therapeutics, Inc.* (Biotechnology)	4,158	495,592
Seattle Genetics, Inc.* (Biotechnology)	6,749	494,297
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,821	197,775
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,298	228,749
United Therapeutics Corp.* (Biotechnology)	2,743	321,946
Vertex Pharmaceuticals, Inc.* (Biotechnology)	16,040	2,950,558
TOTAL COMMON STOCKS (Cost $20,715,236)		52,385,814

	Principal Amount	Value
Repurchase Agreements(b) (4.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $2,485,487	$2,485,000	$2,485,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,485,000)		2,485,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	18,683	$18,683
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	199,103	199,103
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $217,786)		217,786

TOTAL INVESTMENT SECURITIES (Cost $23,418,022) - 92.6%		55,088,600
Net other assets (liabilities) - 7.4%		4,383,161

NET ASSETS - 100.0%		$59,471,761

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $215,311.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/23/19	2.92%	$7,165,734	$58,446

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Biotechnology	$43,483,341	73.0%
Life Sciences Tools & Services	8,535,427	14.4%
Pharmaceuticals	367,046	0.6%
Other**	7,085,947	12.0%
Total	$59,471,761	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (47.2%)
3M Co. (Industrial Conglomerates)	813	$168,925
A.O. Smith Corp. (Building Products)	200	10,664
Abbott Laboratories (Health Care Equipment & Supplies)	2,478	198,092
AbbVie, Inc. (Biotechnology)	2,082	167,787
ABIOMED, Inc.* (Health Care Equipment & Supplies)	64	18,278
Accenture PLC - Class A (IT Services)	900	158,418
Activision Blizzard, Inc. (Entertainment)	1,078	49,081
Adobe Systems, Inc.* (Software)	688	183,345
Advance Auto Parts, Inc. (Specialty Retail)	101	17,224
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,243	31,721
Affiliated Managers Group, Inc. (Capital Markets)	73	7,819
Aflac, Inc. (Insurance)	1,059	52,950
Agilent Technologies, Inc. (Life Sciences Tools & Services)	448	36,010
Air Products & Chemicals, Inc. (Chemicals)	310	59,198
Akamai Technologies, Inc.* (IT Services)	230	16,493
Alaska Air Group, Inc. (Airlines)	174	9,765
Albemarle Corp. (Chemicals)	149	12,215
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	159	22,667
Alexion Pharmaceuticals, Inc.* (Biotechnology)	315	42,582
Align Technology, Inc.* (Health Care Equipment & Supplies)	103	29,286
Allegion PLC (Building Products)	133	12,064
Allergan PLC (Pharmaceuticals)	441	64,567
Alliance Data Systems Corp. (IT Services)	64	11,199
Alliant Energy Corp. (Electric Utilities)	333	15,694
Alphabet, Inc.* - Class A (Interactive Media & Services)	422	496,648
Alphabet, Inc.* - Class C (Interactive Media & Services)	434	509,217
Altria Group, Inc. (Tobacco)	2,645	151,902
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	582	1,036,397
Ameren Corp. (Multi-Utilities)	345	25,375
American Airlines Group, Inc. (Airlines)	564	17,913
American Electric Power Co., Inc. (Electric Utilities)	696	58,290
American Express Co. (Consumer Finance)	976	106,677
American International Group, Inc. (Insurance)	1,226	52,792
American Tower Corp. (Equity Real Estate Investment Trusts)	623	122,768
American Water Works Co., Inc. (Water Utilities)	255	26,586
Ameriprise Financial, Inc. (Capital Markets)	191	24,467
AmerisourceBergen Corp. (Health Care Providers & Services)	220	17,494
AMETEK, Inc. (Electrical Equipment)	321	26,633
Amgen, Inc. (Biotechnology)	878	166,802
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	421	39,759
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	705	32,063
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	520	54,740
ANSYS, Inc.* (Software)	118	21,560
Anthem, Inc. (Health Care Providers & Services)	363	104,174
Aon PLC (Insurance)	339	57,867
Apache Corp. (Oil, Gas & Consumable Fuels)	530	18,370
Apartment Investment & Management Co.* (Equity Real Estate Investment Trusts)	219	11,014
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,322	1,200,864
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,340	53,144
Aptiv PLC (Auto Components)	367	29,173
Archer-Daniels-Midland Co. (Food Products)	790	34,072
Arconic, Inc. (Aerospace & Defense)	609	11,638
Arista Networks, Inc.* (Communications Equipment)	74	23,270
Arthur J. Gallagher & Co. (Insurance)	260	20,306
Assurant, Inc. (Insurance)	73	6,928
AT&T, Inc. (Diversified Telecommunication Services)	10,275	322,224
Atmos Energy Corp. (Gas Utilities)	165	16,983
Autodesk, Inc.* (Software)	309	48,148
Automatic Data Processing, Inc. (IT Services)	614	98,080
AutoZone, Inc.* (Specialty Retail)	35	35,844
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	195	39,142
Avery Dennison Corp. (Containers & Packaging)	119	13,447
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	725	20,097
Ball Corp. (Containers & Packaging)	472	27,309
Bank of America Corp. (Banks)	12,677	349,758
Baxter International, Inc. (Health Care Equipment & Supplies)	673	54,722
BB&T Corp. (Banks)	1,078	50,159
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	380	94,897
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,744	551,242
Best Buy Co., Inc. (Specialty Retail)	330	23,450
Biogen, Inc.* (Biotechnology)	278	65,714
BlackRock, Inc. - Class A (Capital Markets)	172	73,508
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	64	111,674
BorgWarner, Inc. (Auto Components)	293	11,254
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	218	29,186
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,955	75,033
Brighthouse Financial, Inc.* (Insurance)	165	5,988

	Shares	Value
Common Stocks, continued
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,304	$109,924
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	559	168,097
Broadridge Financial Solutions, Inc. (IT Services)	163	16,901
Brown-Forman Corp. - Class B (Beverages)	235	12,403
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	193	16,789
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	597	15,582
Cadence Design Systems, Inc.* (Software)	396	25,150
Campbell Soup Co. (Food Products)	272	10,371
Capital One Financial Corp. (Consumer Finance)	660	53,915
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	215	9,836
Cardinal Health, Inc. (Health Care Providers & Services)	421	20,271
CarMax, Inc.* (Specialty Retail)	240	16,752
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	565	28,657
Caterpillar, Inc. (Machinery)	812	110,019
CBOE Holdings, Inc. (Capital Markets)	158	15,080
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	441	21,807
CBS Corp. - Class B (Media)	491	23,337
Celanese Corp. — Series A (Chemicals)	181	17,848
Celgene Corp.* (Biotechnology)	991	93,491
Centene Corp.* (Health Care Providers & Services)	583	30,957
CenterPoint Energy, Inc. (Multi-Utilities)	707	21,705
CenturyLink, Inc. (Diversified Telecommunication Services)	1,342	16,091
Cerner Corp.* (Health Care Technology)	458	26,202
CF Industries Holdings, Inc. (Chemicals)	315	12,877
Charter Communications, Inc.* - Class A (Media)	245	84,993
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,681	330,245
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	34	24,151
Chubb, Ltd. (Insurance)	647	90,631
Church & Dwight Co., Inc. (Household Products)	347	24,717
Cigna Corp. (Health Care Providers & Services)	536	86,200
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	143	9,996
Cincinnati Financial Corp. (Insurance)	214	18,383
Cintas Corp. (Commercial Services & Supplies)	120	24,253
Cisco Systems, Inc. (Communications Equipment)	6,212	335,386
Citigroup, Inc. (Banks)	3,319	206,508
Citizens Financial Group, Inc. (Banks)	650	21,125
Citrix Systems, Inc. (Software)	177	17,640
CME Group, Inc. (Capital Markets)	505	83,113
CMS Energy Corp. (Multi-Utilities)	400	22,216
Cognizant Technology Solutions Corp. (IT Services)	812	58,829
Colgate-Palmolive Co. (Household Products)	1,216	83,345
Comcast Corp. - Class A (Media)	6,374	254,832
Comerica, Inc. (Banks)	224	16,424
ConAgra Foods, Inc. (Food Products)	685	19,002
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	283	31,402
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,601	106,851
Consolidated Edison, Inc. (Multi-Utilities)	453	38,419
Constellation Brands, Inc. - Class A (Beverages)	235	41,203
Copart, Inc.* (Commercial Services & Supplies)	283	17,147
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,110	36,741
Costco Wholesale Corp. (Food & Staples Retailing)	622	150,611
Coty, Inc. (Personal Products)(a)	636	7,314
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	586	75,008
CSX Corp. (Road & Rail)	1,093	81,778
Cummins, Inc. (Machinery)	204	32,205
CVS Health Corp. (Health Care Providers & Services)	1,830	98,692
D.R. Horton, Inc. (Household Durables)	480	19,862
Danaher Corp. (Health Care Equipment & Supplies)	887	117,102
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	174	21,136
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	179	9,718
Deere & Co. (Machinery)	449	71,768
Delta Air Lines, Inc. (Airlines)	872	45,039
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	314	15,571
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	619	19,536
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	218	22,134
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	293	34,867
Discover Financial Services (Consumer Finance)	463	32,947
Discovery Communications, Inc.* - Class A (Media)	222	5,998
Discovery Communications, Inc.* - Class C (Media)	509	12,939
Dish Network Corp.* - Class A (Media)	324	10,268
Dollar General Corp. (Multiline Retail)	371	44,260
Dollar Tree, Inc.* (Multiline Retail)	336	35,293
Dominion Resources, Inc. (Multi-Utilities)	1,128	86,472
Dover Corp. (Machinery)	205	19,229
DowDuPont, Inc. (Chemicals)	3,182	169,632
DTE Energy Co. (Multi-Utilities)	257	32,058
Duke Energy Corp. (Electric Utilities)	1,026	92,340
Duke Realty Corp. (Equity Real Estate Investment Trusts)	507	15,504
DXC Technology Co. (IT Services)	379	24,373
E*TRADE Financial Corp. (Capital Markets)	348	16,158
Eastman Chemical Co. (Chemicals)	197	14,948
Eaton Corp. PLC (Electrical Equipment)	598	48,175

	Shares	Value
Common Stocks, continued
eBay, Inc. (Internet & Direct Marketing Retail)	1,214	$45,088
Ecolab, Inc. (Chemicals)	357	63,025
Edison International (Electric Utilities)	460	28,483
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	293	56,060
Electronic Arts, Inc.* (Entertainment)	423	42,989
Eli Lilly & Co. (Pharmaceuticals)	1,220	158,307
Emerson Electric Co. (Electrical Equipment)	867	59,363
Entergy Corp. (Electric Utilities)	268	25,629
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	819	77,952
Equifax, Inc. (Professional Services)	170	20,145
Equinix, Inc. (Equity Real Estate Investment Trusts)	118	53,473
Equity Residential (Equity Real Estate Investment Trusts)	522	39,317
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	93	26,899
Everest Re Group, Ltd. (Insurance)	57	12,310
Evergy, Inc. (Electric Utilities)	359	20,840
Eversource Energy (Electric Utilities)	447	31,715
Exelon Corp. (Electric Utilities)	1,369	68,628
Expedia, Inc. (Internet & Direct Marketing Retail)	165	19,635
Expeditors International of Washington, Inc. (Air Freight & Logistics)	242	18,368
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	180	18,344
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,979	483,102
F5 Networks, Inc.* (Communications Equipment)	84	13,182
Facebook, Inc.* - Class A (Interactive Media & Services)	3,367	561,244
Fastenal Co. (Trading Companies & Distributors)	404	25,981
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	105	14,474
FedEx Corp. (Air Freight & Logistics)	339	61,498
Fidelity National Information Services, Inc. (IT Services)	456	51,574
Fifth Third Bancorp (Banks)	913	23,026
First Horizon National Corp. (Banks)	1	8
First Republic Bank (Banks)	233	23,407
FirstEnergy Corp. (Electric Utilities)	711	29,585
Fiserv, Inc.* (IT Services)	553	48,819
FleetCor Technologies, Inc.* (IT Services)	121	29,837
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	191	9,088
Flowserve Corp. (Machinery)	185	8,351
Fluor Corp. (Construction & Engineering)	197	7,250
FMC Corp. (Chemicals)	190	14,596
Foot Locker, Inc. (Specialty Retail)	159	9,635
Ford Motor Co. (Automobiles)	5,515	48,422
Fortinet, Inc.* (Software)	205	17,214
Fortive Corp. (Machinery)	416	34,898
Fortune Brands Home & Security, Inc. (Building Products)	198	9,427
Fox Corp.* - Class A (Media)	498	18,282
Fox Corp.* - Class B (Media)	229	8,217
Franklin Resources, Inc. (Capital Markets)	417	13,819
Freeport-McMoRan, Inc. (Metals & Mining)	2,045	26,360
Garmin, Ltd. (Household Durables)	171	14,766
Gartner, Inc.* (IT Services)	127	19,263
General Dynamics Corp. (Aerospace & Defense)	382	64,665
General Electric Co. (Industrial Conglomerates)	12,285	122,727
General Mills, Inc. (Food Products)	842	43,573
General Motors Co. (Automobiles)	1,850	68,634
Genuine Parts Co. (Distributors)	206	23,078
Gilead Sciences, Inc. (Biotechnology)	1,800	117,018
Global Payments, Inc. (IT Services)	222	30,307
H & R Block, Inc. (Diversified Consumer Services)	290	6,943
Halliburton Co. (Energy Equipment & Services)	1,231	36,068
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	510	9,119
Harley-Davidson, Inc. (Automobiles)	225	8,024
Harris Corp. (Aerospace & Defense)	166	26,512
Hartford Financial Services Group, Inc. (Insurance)	507	25,208
Hasbro, Inc. (Leisure Products)	163	13,858
HCA Holdings, Inc. (Health Care Providers & Services)	377	49,153
HCP, Inc. (Equity Real Estate Investment Trusts)	674	21,096
Helmerich & Payne, Inc. (Energy Equipment & Services)	154	8,556
Henry Schein, Inc.* (Health Care Providers & Services)	214	12,864
Hess Corp. (Oil, Gas & Consumable Fuels)	359	21,623
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,943	29,980
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	413	34,324
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	222	10,938
Hologic, Inc.* (Health Care Equipment & Supplies)	378	18,295
Honeywell International, Inc. (Industrial Conglomerates)	1,029	163,529
Hormel Foods Corp. (Food Products)	385	17,233
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,045	19,751
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,164	42,047
Humana, Inc. (Health Care Providers & Services)	191	50,806
Huntington Bancshares, Inc. (Banks)	1,477	18,728
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	59	12,225
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	121	27,056
IHS Markit, Ltd.* (Professional Services)	513	27,897
Illinois Tool Works, Inc. (Machinery)	426	61,144
Illumina, Inc.* (Life Sciences Tools & Services)	207	64,313
Incyte Corp.* (Biotechnology)	251	21,589
Ingersoll-Rand PLC (Machinery)	342	36,919

	Shares	Value
Common Stocks, continued
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,346	$340,780
Intercontinental Exchange, Inc. (Capital Markets)	802	61,064
International Business Machines Corp. (IT Services)	1,256	177,223
International Flavors & Fragrances, Inc. (Chemicals)	143	18,417
International Paper Co. (Containers & Packaging)	565	26,143
Intuit, Inc. (Software)	366	95,676
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	162	92,434
Invesco, Ltd. (Capital Markets)	560	10,814
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	50	7,589
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	223	32,079
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	404	14,326
J.B. Hunt Transport Services, Inc. (Road & Rail)	123	12,459
Jack Henry & Associates, Inc. (IT Services)	109	15,123
Jacobs Engineering Group, Inc. (Construction & Engineering)	165	12,406
Jefferies Financial Group, Inc. (Diversified Financial Services)	371	6,971
Johnson & Johnson (Pharmaceuticals)	3,758	525,332
Johnson Controls International PLC (Building Products)	1,288	47,579
JPMorgan Chase & Co. (Banks)	4,621	467,785
Juniper Networks, Inc. (Communications Equipment)	491	12,997
Kansas City Southern Industries, Inc. (Road & Rail)	142	16,469
Kellogg Co. (Food Products)	354	20,313
KeyCorp (Banks)	1,423	22,412
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	265	23,108
Kimberly-Clark Corp. (Household Products)	486	60,215
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	595	11,008
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,747	54,967
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	233	27,823
Kohl’s Corp. (Multiline Retail)	233	16,023
L Brands, Inc. (Specialty Retail)	322	8,881
L3 Technologies, Inc. (Aerospace & Defense)	112	23,113
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	139	21,264
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	215	38,487
Lamb Weston Holding, Inc. (Food Products)	207	15,513
Leggett & Platt, Inc. (Household Durables)	185	7,811
Lennar Corp. - Class A (Household Durables)	404	19,832
Lincoln National Corp. (Insurance)	288	16,906
Linde PLC (Chemicals)	778	136,874
LKQ Corp.* (Distributors)	444	12,601
Lockheed Martin Corp. (Aerospace & Defense)	347	104,156
Loews Corp. (Insurance)	387	18,549
Lowe’s Cos., Inc. (Specialty Retail)	1,130	123,701
LyondellBasell Industries N.V. - Class A (Chemicals)	430	36,154
M&T Bank Corp. (Banks)	195	30,619
Macy’s, Inc. (Multiline Retail)	434	10,429
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,155	19,300
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	951	56,917
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	399	49,891
Marsh & McLennan Cos., Inc. (Insurance)	713	66,951
Martin Marietta Materials, Inc. (Construction Materials)	88	17,704
Masco Corp. (Building Products)	416	16,353
MasterCard, Inc. - Class A (IT Services)	1,274	299,964
Mattel, Inc.* (Leisure Products)	487	6,331
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	386	20,524
McCormick & Co., Inc. (Food Products)	173	26,059
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,080	205,091
McKesson Corp. (Health Care Providers & Services)	271	31,723
Medtronic PLC (Health Care Equipment & Supplies)	1,893	172,414
Merck & Co., Inc. (Pharmaceuticals)	3,643	302,988
MetLife, Inc. (Insurance)	1,351	57,512
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	25,305
MGM Resorts International (Hotels, Restaurants & Leisure)	720	18,475
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	334	27,709
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,582	65,384
Microsoft Corp. (Software)	10,827	1,276,935
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	161	17,602
Mohawk Industries, Inc.* (Household Durables)	87	10,975
Molson Coors Brewing Co. - Class B (Beverages)	265	15,807
Mondelez International, Inc. - Class A (Food Products)	2,038	101,736
Monster Beverage Corp.* (Beverages)	552	30,128
Moody’s Corp. (Capital Markets)	235	42,556
Morgan Stanley (Capital Markets)	1,833	77,353
Motorola Solutions, Inc. (Communications Equipment)	231	32,437
MSCI, Inc. - Class A (Capital Markets)	119	23,662
Mylan N.V.* (Pharmaceuticals)	728	20,632
National Oilwell Varco, Inc. (Energy Equipment & Services)	541	14,412
Nektar Therapeutics* (Pharmaceuticals)	246	8,266
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	349	24,200
Netflix, Inc.* (Entertainment)	616	219,641

	Shares	Value
Common Stocks, continued
Newell Rubbermaid, Inc. (Household Durables)	549	$8,422
Newmont Mining Corp. (Metals & Mining)	752	26,899
News Corp. - Class A (Media)	544	6,767
News Corp. - Class B (Media)	175	2,186
NextEra Energy, Inc. (Electric Utilities)	675	130,491
Nielsen Holdings PLC (Professional Services)	502	11,882
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,776	149,557
NiSource, Inc. (Multi-Utilities)	526	15,075
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	682	16,866
Nordstrom, Inc. (Multiline Retail)	160	7,101
Norfolk Southern Corp. (Road & Rail)	377	70,458
Northern Trust Corp. (Capital Markets)	308	27,846
Northrop Grumman Corp. (Aerospace & Defense)	240	64,704
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	307	16,873
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	397	16,865
Nucor Corp. (Metals & Mining)	431	25,149
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	855	153,524
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,058	70,040
Omnicom Group, Inc. (Media)	316	23,065
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	581	40,577
Oracle Corp. (Software)	3,596	193,141
O’Reilly Automotive, Inc.* (Specialty Retail)	111	43,101
PACCAR, Inc. (Machinery)	489	33,320
Packaging Corp. of America (Containers & Packaging)	133	13,218
Parker-Hannifin Corp. (Machinery)	183	31,406
Paychex, Inc. (IT Services)	451	36,170
PayPal Holdings, Inc.* (IT Services)	1,656	171,959
Pentair PLC (Machinery)	222	9,881
People’s United Financial, Inc. (Banks)	533	8,763
PepsiCo, Inc. (Beverages)	1,982	242,894
PerkinElmer, Inc. (Life Sciences Tools & Services)	156	15,032
Perrigo Co. PLC (Pharmaceuticals)	176	8,476
Pfizer, Inc. (Pharmaceuticals)	7,835	332,752
Philip Morris International, Inc. (Tobacco)	2,194	193,928
Phillips 66 (Oil, Gas & Consumable Fuels)	592	56,341
Pinnacle West Capital Corp. (Electric Utilities)	158	15,102
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	238	36,243
PNC Financial Services Group, Inc. (Banks)	640	78,502
PPG Industries, Inc. (Chemicals)	333	37,586
PPL Corp. (Electric Utilities)	1,017	32,280
Principal Financial Group, Inc. (Insurance)	365	18,319
Prologis, Inc. (Equity Real Estate Investment Trusts)	890	64,036
Prudential Financial, Inc. (Insurance)	577	53,015
Public Service Enterprise Group, Inc. (Multi-Utilities)	713	42,359
Public Storage (Equity Real Estate Investment Trusts)	212	46,169
PulteGroup, Inc. (Household Durables)	360	10,066
PVH Corp. (Textiles, Apparel & Luxury Goods)	107	13,049
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	173	12,409
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,708	97,407
Quanta Services, Inc. (Construction & Engineering)	199	7,510
Quest Diagnostics, Inc. (Health Care Providers & Services)	189	16,995
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	74	9,596
Raymond James Financial, Inc. (Capital Markets)	179	14,393
Raytheon Co. (Aerospace & Defense)	398	72,468
Realty Income Corp. (Equity Real Estate Investment Trusts)	429	31,557
Red Hat, Inc.* (Software)	249	45,492
Regency Centers Corp. (Equity Real Estate Investment Trusts)	236	15,928
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	111	45,579
Regions Financial Corp. (Banks)	1,436	20,319
Republic Services, Inc. - Class A (Commercial Services & Supplies)	304	24,436
ResMed, Inc. (Health Care Equipment & Supplies)	202	21,002
Robert Half International, Inc. (Professional Services)	168	10,947
Rockwell Automation, Inc. (Electrical Equipment)	169	29,653
Rollins, Inc. (Commercial Services & Supplies)	208	8,657
Roper Technologies, Inc. (Industrial Conglomerates)	146	49,928
Ross Stores, Inc. (Specialty Retail)	523	48,691
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	242	27,738
S&P Global, Inc. (Capital Markets)	351	73,903
Salesforce.com, Inc.* (Software)	1,080	171,040
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	159	31,746
Schlumberger, Ltd. (Energy Equipment & Services)	1,956	85,224
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	362	17,336
Sealed Air Corp. (Containers & Packaging)	220	10,133
Sempra Energy (Multi-Utilities)	387	48,708
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	436	79,444
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	246	20,290
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	118	10,611
Snap-on, Inc. (Machinery)	78	12,209
Southwest Airlines Co. (Airlines)	702	36,441
Stanley Black & Decker, Inc. (Machinery)	214	29,140
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,755	130,467
State Street Corp. (Capital Markets)	534	35,143

	Shares	Value
Common Stocks, continued
Stryker Corp. (Health Care Equipment & Supplies)	437	$86,316
SunTrust Banks, Inc. (Banks)	626	37,091
SVB Financial Group* (Banks)	74	16,455
Symantec Corp. (Software)	902	20,737
Synchrony Financial (Consumer Finance)	922	29,412
Synopsys, Inc.* (Software)	211	24,297
Sysco Corp. (Food & Staples Retailing)	667	44,529
T. Rowe Price Group, Inc. (Capital Markets)	333	33,340
Take-Two Interactive Software, Inc.* (Entertainment)	160	15,099
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	409	13,288
Target Corp. (Multiline Retail)	736	59,072
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	478	38,599
TechnipFMC PLC (Energy Equipment & Services)	600	14,112
Teleflex, Inc. (Health Care Equipment & Supplies)	65	19,640
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,324	140,437
Textron, Inc. (Aerospace & Defense)	331	16,768
The AES Corp. (Independent Power and Renewable Electricity Producers)	935	16,904
The Allstate Corp. (Insurance)	468	44,076
The Bank of New York Mellon Corp. (Capital Markets)	1,240	62,533
The Boeing Co. (Aerospace & Defense)	741	282,632
The Charles Schwab Corp. (Capital Markets)	1,674	71,580
The Clorox Co. (Household Products)	181	29,043
The Coca-Cola Co. (Beverages)	5,430	254,450
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	70	20,732
The Estee Lauder Cos., Inc. - Class A (Personal Products)	308	50,989
The Gap, Inc. (Specialty Retail)	301	7,880
The Goldman Sachs Group, Inc. (Capital Markets)	483	92,731
The Hershey Co. (Food Products)	196	22,507
The Home Depot, Inc. (Specialty Retail)	1,594	305,873
The Interpublic Group of Cos., Inc. (Media)	543	11,408
The JM Smucker Co. - Class A (Food Products)	161	18,757
The Kraft Heinz Co. (Food Products)	878	28,667
The Kroger Co. (Food & Staples Retailing)	1,126	27,700
The Macerich Co. (Equity Real Estate Investment Trusts)	149	6,459
The Mosaic Co. (Chemicals)	500	13,655
The Nasdaq OMX Group, Inc. (Capital Markets)	163	14,261
The Procter & Gamble Co. (Household Products)	3,530	367,297
The Progressive Corp. (Insurance)	824	59,402
The Sherwin-Williams Co. (Chemicals)	115	49,532
The Southern Co. (Electric Utilities)	1,460	75,453
The TJX Cos., Inc. (Specialty Retail)	1,746	92,905
The Travelers Cos., Inc. (Insurance)	372	51,024
The Walt Disney Co. (Entertainment)	2,469	274,182
The Western Union Co. (IT Services)	615	11,359
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,709	49,082
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	568	155,472
Tiffany & Co. (Specialty Retail)	153	16,149
Torchmark Corp. (Insurance)	143	11,719
Total System Services, Inc. (IT Services)	230	21,852
Tractor Supply Co. (Specialty Retail)	171	16,717
TransDigm Group, Inc.* (Aerospace & Defense)	69	31,325
TripAdvisor, Inc.* (Interactive Media & Services)	145	7,460
Twitter, Inc.* (Interactive Media & Services)	1,028	33,801
Tyson Foods, Inc. - Class A (Food Products)	417	28,952
U.S. Bancorp (Banks)	2,123	102,307
UDR, Inc. (Equity Real Estate Investment Trusts)	389	17,684
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	80	27,898
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	265	5,602
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	272	5,133
Union Pacific Corp. (Road & Rail)	1,020	170,544
United Continental Holdings, Inc.* (Airlines)	316	25,210
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	982	109,729
United Rentals, Inc.* (Trading Companies & Distributors)	112	12,796
United Technologies Corp. (Aerospace & Defense)	1,144	147,450
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,354	334,790
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	118	15,785
Unum Group (Insurance)	303	10,250
V.F. Corp. (Textiles, Apparel & Luxury Goods)	458	39,805
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	589	49,965
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	128	18,140
Ventas, Inc. (Equity Real Estate Investment Trusts)	503	32,096
VeriSign, Inc.* (IT Services)	149	27,052
Verisk Analytics, Inc. - Class A (Professional Services)	231	30,723
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,831	344,787
Vertex Pharmaceuticals, Inc.* (Biotechnology)	361	66,406
Viacom, Inc. - Class B (Entertainment)	499	14,007
Visa, Inc. - Class A (IT Services)	2,470	385,790
Vornado Realty Trust (Equity Real Estate Investment Trusts)	245	16,523
Vulcan Materials Co. (Construction Materials)	186	22,022
W.W. Grainger, Inc. (Trading Companies & Distributors)	64	19,260
Wabtec Corp. (Machinery)	188	13,859
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,132	71,622

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,009	$195,937
Waste Management, Inc. (Commercial Services & Supplies)	550	57,150
Waters Corp.* (Life Sciences Tools & Services)	101	25,423
WEC Energy Group, Inc. (Multi-Utilities)	445	35,191
WellCare Health Plans, Inc.* (Health Care Providers & Services)	71	19,152
Wells Fargo & Co. (Banks)	5,778	279,193
Welltower, Inc. (Equity Real Estate Investment Trusts)	545	42,292
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	410	19,705
WestRock Co. (Containers & Packaging)	360	13,806
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,054	27,762
Whirlpool Corp. (Household Durables)	90	11,960
Willis Towers Watson PLC (Insurance)	182	31,968
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	137	16,347
Xcel Energy, Inc. (Electric Utilities)	726	40,808
Xerox Corp. (Technology Hardware, Storage & Peripherals)	282	9,018
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	357	45,264
Xylem, Inc. (Machinery)	253	19,997
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	432	43,118
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	289	36,905
Zions Bancorp (Banks)	263	11,943
Zoetis, Inc. (Pharmaceuticals)	676	68,053
TOTAL COMMON STOCKS (Cost $8,590,683)		33,326,546

	Principal Amount	Value
Repurchase Agreements(b)(c) (41.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $29,089,705	$29,084,000	$29,084,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,084,000)		29,084,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(d)	571	$571
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(d)	6,080	6,080
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,651)		6,651

TOTAL INVESTMENT SECURITIES (Cost $37,681,334) - 88.4%		62,417,197
Net other assets (liabilities) - 11.6%		8,151,401

NET ASSETS - 100.0%		$70,568,598

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $6,509.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $3,409,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	26	6/24/19	$3,689,400	$69,598

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/19	2.97%	$21,466,174	$137,666
S&P 500	UBS AG	4/29/19	2.92%	12,219,696	125,667
				$33,685,870	$263,333

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$857,656	1.3%
Air Freight & Logistics	206,384	0.3%
Airlines	134,368	0.2%
Auto Components	40,427	0.1%
Automobiles	125,080	0.2%
Banks	1,784,532	2.6%
Beverages	596,885	0.9%
Biotechnology	786,968	1.1%
Building Products	96,087	0.1%
Capital Markets	875,143	1.2%
Chemicals	656,557	0.9%
Commercial Services & Supplies	131,643	0.2%
Communications Equipment	417,272	0.6%
Construction & Engineering	27,166	NM
Construction Materials	39,726	0.1%
Consumer Finance	222,951	0.3%
Containers & Packaging	104,056	0.1%
Distributors	35,679	0.1%
Diversified Consumer Services	6,943	NM
Diversified Financial Services	558,213	0.8%
Diversified Telecommunication Services	683,102	1.0%
Electric Utilities	665,338	1.0%
Electrical Equipment	163,824	0.2%
Electronic Equipment, Instruments & Components	154,884	0.2%
Energy Equipment & Services	178,469	0.3%
Entertainment	614,999	0.9%
Equity Real Estate Investment Trusts	1,008,753	1.5%
Food & Staples Retailing	490,399	0.7%
Food Products	386,755	0.5%
Gas Utilities	16,983	NM
Health Care Equipment & Supplies	1,171,975	1.7%
Health Care Providers & Services	920,038	1.3%
Health Care Technology	26,202	NM
Hotels, Restaurants & Leisure	616,268	0.9%
Household Durables	103,694	0.1%
Household Products	564,617	0.8%
Independent Power and Renewable Electricity Producers	33,769	NM
Industrial Conglomerates	505,109	0.7%
Insurance	783,054	1.1%
Interactive Media & Services	1,608,370	2.2%
Internet & Direct Marketing Retail	1,212,794	1.7%
IT Services	1,710,585	2.4%
Leisure Products	20,189	NM
Life Sciences Tools & Services	353,634	0.5%
Machinery	524,345	0.8%
Media	462,292	0.7%
Metals & Mining	78,408	0.1%
Multiline Retail	172,178	0.2%
Multi-Utilities	367,578	0.6%
Oil, Gas & Consumable Fuels	1,630,092	2.3%
Personal Products	58,303	0.1%
Pharmaceuticals	1,599,297	2.2%
Professional Services	101,594	0.1%
Real Estate Management & Development	21,807	NM
Road & Rail	351,708	0.5%
Semiconductors & Semiconductor Equipment	1,297,740	1.8%
Software	2,140,375	3.0%
Specialty Retail	794,701	1.1%
Technology Hardware, Storage & Peripherals	1,343,150	1.9%
Textiles, Apparel & Luxury Goods	254,985	0.4%
Tobacco	345,830	0.5%
Trading Companies & Distributors	58,037	0.1%
Water Utilities	26,586	NM
Other**	37,242,052	52.8%
Total	$70,568,598	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.8%)
Activision Blizzard, Inc. (Entertainment)	3,862	$175,837
Adient PLC (Auto Components)	440	5,702
Altria Group, Inc. (Tobacco)	9,478	544,322
Aptiv PLC (Auto Components)	1,315	104,530
Archer-Daniels-Midland Co. (Food Products)	2,832	122,144
Autoliv, Inc. (Auto Components)	440	32,353
B&G Foods, Inc. - Class A (Food Products)(a)	332	8,107
BorgWarner, Inc. (Auto Components)	1,050	40,331
Brown-Forman Corp. - Class B (Beverages)	841	44,388
Brunswick Corp. (Leisure Products)	440	22,145
Bunge, Ltd. (Food Products)	713	37,839
Campbell Soup Co. (Food Products)	974	37,139
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	772	35,319
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	230	23,182
Church & Dwight Co., Inc. (Household Products)	1,243	88,539
Colgate-Palmolive Co. (Household Products)	4,357	298,629
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	148	15,419
ConAgra Foods, Inc. (Food Products)	2,455	68,102
Constellation Brands, Inc. - Class A (Beverages)	842	147,628
Coty, Inc. (Personal Products)(a)	2,279	26,209
D.R. Horton, Inc. (Household Durables)	1,718	71,090
Dana Holding Corp. (Auto Components)	725	12,862
Darling Ingredients, Inc.* (Food Products)	833	18,034
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	147	21,608
Delphi Technologies PLC (Auto Components)	447	8,609
Edgewell Personal Care Co.* (Personal Products)	274	12,026
Electronic Arts, Inc.* (Entertainment)	1,515	153,969
Energizer Holdings, Inc. (Household Products)	322	14,467
Flowers Foods, Inc. (Food Products)	928	19,785
Ford Motor Co. (Automobiles)	19,759	173,484
Garrett Motion, Inc.* (Auto Components)	374	5,509
General Mills, Inc. (Food Products)	3,017	156,130
General Motors Co. (Automobiles)	6,628	245,899
Gentex Corp. (Auto Components)	1,311	27,111
Genuine Parts Co. (Distributors)	738	82,678
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,828	32,685
Harley-Davidson, Inc. (Automobiles)	807	28,778
Hasbro, Inc. (Leisure Products)	585	49,737
Helen of Troy, Ltd.* (Household Durables)	129	14,959
Herbalife, Ltd.* (Personal Products)	518	27,449
Herman Miller, Inc. (Commercial Services & Supplies)	298	10,483
HNI Corp. (Commercial Services & Supplies)	220	7,984
Hormel Foods Corp. (Food Products)	1,379	61,724
Ingredion, Inc. (Food Products)	337	31,911
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,330	24,991
Kellogg Co. (Food Products)	1,269	72,815
Keurig Dr Pepper, Inc. (Beverages)	924	25,844
Kimberly-Clark Corp. (Household Products)	1,742	215,834
Lamb Weston Holding, Inc. (Food Products)	741	55,531
Lancaster Colony Corp. (Food Products)	99	15,512
Lear Corp. (Auto Components)	316	42,884
Leggett & Platt, Inc. (Household Durables)	663	27,992
Lennar Corp. - Class A (Household Durables)	1,446	70,983
Lennar Corp. - Class B (Household Durables)	80	3,130
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	533	87,343
Mattel, Inc.* (Leisure Products)	1,746	22,698
McCormick & Co., Inc. (Food Products)	620	93,391
Mohawk Industries, Inc.* (Household Durables)	311	39,233
Molson Coors Brewing Co. - Class B (Beverages)	949	56,608
Mondelez International, Inc. - Class A (Food Products)	7,302	364,515
Monster Beverage Corp.* (Beverages)	1,977	107,905
National Beverage Corp. (Beverages)	61	3,522
Newell Rubbermaid, Inc. (Household Durables)	1,967	30,174
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,365	535,996
Nu Skin Enterprises, Inc. - Class A (Personal Products)	280	13,401
NVR, Inc.* (Household Durables)	17	47,039
PepsiCo, Inc. (Beverages)	7,103	870,473
Performance Food Group Co.* (Food & Staples Retailing)	532	21,088
Philip Morris International, Inc. (Tobacco)	7,860	694,745
Pilgrim’s Pride Corp.* (Food Products)	264	5,885
Polaris Industries, Inc. (Leisure Products)	290	24,485
Pool Corp. (Distributors)	199	32,829
Post Holdings, Inc.* (Food Products)	336	36,758
PulteGroup, Inc. (Household Durables)	1,289	36,040
PVH Corp. (Textiles, Apparel & Luxury Goods)	383	46,707
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	267	34,625
Seaboard Corp. (Food Products)	1	4,285
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	675	22,687
Spectrum Brands Holdings, Inc. (Household Products)	231	12,654
Stanley Black & Decker, Inc. (Machinery)	765	104,170
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	395	13,367
Take-Two Interactive Software, Inc.* (Entertainment)	572	53,980

	Shares	Value
Common Stocks, continued
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,466	$47,630
Tempur Sealy International, Inc.* (Household Durables)	232	13,379
Tenneco, Inc. (Auto Components)	254	5,629
Tesla Motors, Inc.* (Automobiles)	690	193,103
The Clorox Co. (Household Products)	648	103,978
The Coca-Cola Co. (Beverages)	19,456	911,707
The Estee Lauder Cos., Inc. - Class A (Personal Products)	1,104	182,766
The Goodyear Tire & Rubber Co. (Auto Components)	1,174	21,308
The Hain Celestial Group, Inc.* (Food Products)	453	10,473
The Hershey Co. (Food Products)	703	80,725
The JM Smucker Co. - Class A (Food Products)	575	66,988
The Kraft Heinz Co. (Food Products)	3,145	102,684
The Procter & Gamble Co. (Household Products)	12,649	1,316,129
Thor Industries, Inc. (Automobiles)	265	16,528
Toll Brothers, Inc. (Household Durables)	678	24,544
TreeHouse Foods, Inc.* (Food Products)	283	18,268
Tupperware Brands Corp. (Household Durables)	246	6,293
Tyson Foods, Inc. - Class A (Food Products)	1,493	103,659
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	950	20,083
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	974	18,379
US Foods Holding Corp.* (Food & Staples Retailing)	1,100	38,401
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,640	142,531
Veoneer, Inc.* (Auto Components)(a)	440	10,063
Visteon Corp.* (Auto Components)	143	9,631
WABCO Holdings, Inc.* (Machinery)	260	34,276
Whirlpool Corp. (Household Durables)	322	42,791
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	463	16,543
TOTAL COMMON STOCKS (Cost $3,788,737)		10,697,443

	Principal Amount	Value
Repurchase Agreements(b) (1.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $115,023	$115,000	$115,000
TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	3,480	$3,480
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	37,089	37,089
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $40,569)		40,569

TOTAL INVESTMENT SECURITIES (Cost $3,944,306) - 100.3%		10,853,012
Net other assets (liabilities) - (0.3)%		(31,525)

NET ASSETS - 100.0%		$10,821,487

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $39,546.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	4/23/19	2.92%	$53,781	$992

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Auto Components	$326,522	3.0%
Automobiles	657,792	6.1%
Beverages	2,168,075	20.1%
Commercial Services & Supplies	18,467	0.2%
Distributors	115,507	1.1%
Diversified Financial Services	24,991	0.2%
Entertainment	383,786	3.5%
Food & Staples Retailing	59,489	0.5%
Food Products	1,592,404	14.7%
Household Durables	427,647	4.0%
Household Products	2,050,230	18.9%
Leisure Products	119,065	1.1%
Machinery	138,446	1.3%
Personal Products	261,851	2.4%
Textiles, Apparel & Luxury Goods	1,114,104	10.2%
Tobacco	1,239,067	11.5%
Other**	124,044	1.2%
Total	$10,821,487	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.0%)
Aaron’s, Inc. (Specialty Retail)	506	$26,616
Adtalem Global Education, Inc.* (Diversified Consumer Services)	435	20,149
Advance Auto Parts, Inc. (Specialty Retail)	540	92,086
Alaska Air Group, Inc. (Airlines)	927	52,023
Allegiant Travel Co. (Airlines)	96	12,429
Altice USA, Inc. (Media)	911	19,568
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,108	5,534,571
AMC Networks, Inc.* - Class A (Media)	338	19,185
AMERCO (Road & Rail)	57	21,176
American Airlines Group, Inc. (Airlines)	3,011	95,629
American Eagle Outfitters, Inc. (Specialty Retail)	1,263	28,001
AmerisourceBergen Corp. (Health Care Providers & Services)	1,176	93,516
Aramark (Hotels, Restaurants & Leisure)	1,856	54,845
AutoNation, Inc.* (Specialty Retail)	434	15,502
AutoZone, Inc.* (Specialty Retail)	188	192,535
Avis Budget Group, Inc.* (Road & Rail)	480	16,733
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	515	16,562
Bed Bath & Beyond, Inc. (Specialty Retail)	1,036	17,602
Best Buy Co., Inc. (Specialty Retail)	1,763	125,279
Big Lots, Inc. (Multiline Retail)	301	11,444
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	689	14,090
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	339	591,524
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	602	16,471
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	442	56,183
Brinker International, Inc. (Hotels, Restaurants & Leisure)	283	12,560
Burlington Stores, Inc.* (Specialty Retail)	508	79,593
Cable One, Inc. (Media)	37	36,311
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,392	38,166
Cardinal Health, Inc. (Health Care Providers & Services)	2,244	108,048
CarMax, Inc.* (Specialty Retail)	1,282	89,484
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	3,015	152,921
Casey’s General Stores, Inc. (Food & Staples Retailing)	276	35,541
CBS Corp. - Class B (Media)	2,619	124,481
Charter Communications, Inc.* - Class A (Media)	1,306	453,064
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	182	129,276
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	257	19,979
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	266	24,009
Cinemark Holdings, Inc. (Entertainment)	802	32,072
Comcast Corp. - Class A (Media)	32,210	1,287,755
Copart, Inc.* (Commercial Services & Supplies)	1,512	91,612
Costco Wholesale Corp. (Food & Staples Retailing)	3,318	803,420
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	180	29,090
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	930	112,967
Delta Air Lines, Inc. (Airlines)	4,653	240,328
Dick’s Sporting Goods, Inc. (Specialty Retail)	556	20,466
Dillard’s, Inc. - Class A (Multiline Retail)(a)	139	10,011
Discovery Communications, Inc.* - Class A (Media)	1,183	31,965
Discovery Communications, Inc.* - Class C (Media)	2,716	69,041
Dish Network Corp.* - Class A (Media)	1,730	54,824
Dollar General Corp. (Multiline Retail)	1,981	236,333
Dollar Tree, Inc.* (Multiline Retail)	1,792	188,232
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	308	79,495
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	622	46,712
Expedia, Inc. (Internet & Direct Marketing Retail)	881	104,839
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,419	25,471
Five Below, Inc.* (Specialty Retail)	419	52,061
Floor & Decor Holdings, Inc.* (Specialty Retail)	434	17,889
Foot Locker, Inc. (Specialty Retail)	850	51,510
Fox Corp.* - Class A (Media)	2,593	95,189
Fox Corp.* - Class B (Media)	1,194	42,841
frontdoor, Inc.* - Class A (Diversified Consumer Services)	509	17,520
GCI Liberty, Inc.* (Media)	741	41,207
Graham Holdings Co. - Class B (Diversified Consumer Services)	33	22,545
Grand Canyon Education, Inc.* (Diversified Consumer Services)	365	41,796
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,093	10,980
H & R Block, Inc. (Diversified Consumer Services)	1,549	37,083
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	731	22,551
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,205	183,258
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	293	21,263
IHS Markit, Ltd.* (Professional Services)	2,739	148,947
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	195	15,807
JetBlue Airways Corp.* (Airlines)	2,311	37,808
John Wiley & Sons, Inc. - Class A (Media)	341	15,079
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,001	51,361
Kohl’s Corp. (Multiline Retail)	1,244	85,550

	Shares	Value
Common Stocks, continued
L Brands, Inc. (Specialty Retail)	1,720	$47,438
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,774	169,103
Liberty Broadband Corp.* - Class A (Media)(a)	199	18,236
Liberty Broadband Corp.* - Class C (Media)	1,150	105,501
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	411	17,591
Liberty Global PLC* - Class A (Media)	1,540	38,377
Liberty Global PLC* - Class C (Media)	4,487	108,630
Liberty Latin America, Ltd.* - Class A (Media)	326	6,305
Liberty Latin America, Ltd.* - Class C (Media)	906	17,622
Liberty Media Group* - Class A (Entertainment)	194	6,604
Liberty Media Group* - Class C (Entertainment)	1,528	53,556
Liberty SiriusXM Group* - Class A (Media)	628	23,977
Liberty SiriusXM Group* - Class C (Media)	1,199	45,850
Lions Gate Entertainment Corp. - Class A (Entertainment)	417	6,522
Lions Gate Entertainment Corp. - Class B (Entertainment)	803	12,125
Lithia Motors, Inc. - Class A (Specialty Retail)	168	15,582
Live Nation Entertainment, Inc.* (Entertainment)	1,042	66,209
LiveRamp Holdings, Inc.* (IT Services)	514	28,049
LKQ Corp.* (Distributors)	2,371	67,289
Lowe’s Cos., Inc. (Specialty Retail)	6,033	660,432
Macy’s, Inc. (Multiline Retail)	2,318	55,702
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,124	265,675
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	296	27,676
McDonald’s Corp. (Hotels, Restaurants & Leisure)	5,764	1,094,584
Meredith Corp. (Media)	301	16,633
MGM Resorts International (Hotels, Restaurants & Leisure)	3,843	98,611
Murphy USA, Inc.* (Specialty Retail)	226	19,350
National Vision Holdings, Inc.* (Specialty Retail)	478	15,024
Netflix, Inc.* (Entertainment)	3,287	1,172,013
News Corp. - Class A (Media)	2,903	36,113
News Corp. - Class B (Media)	934	11,666
Nexstar Broadcasting Group, Inc. - Class A (Media)	343	37,171
Nordstrom, Inc. (Multiline Retail)	789	35,016
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,638	90,024
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	388	33,108
Omnicom Group, Inc. (Media)	1,685	122,988
O’Reilly Automotive, Inc.* (Specialty Retail)	590	229,097
Penske Automotive Group, Inc. (Specialty Retail)	275	12,279
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	615	42,263
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	3,166	50,593
Rite Aid Corp.* (Food & Staples Retailing)	8,137	5,167
Rollins, Inc. (Commercial Services & Supplies)	1,111	46,240
Ross Stores, Inc. (Specialty Retail)	2,791	259,841
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,293	148,204
Sally Beauty Holdings, Inc.* (Specialty Retail)	909	16,735
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	417	8,515
Service Corp. International (Diversified Consumer Services)	1,366	54,845
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,023	47,774
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	258	10,485
Signet Jewelers, Ltd. (Specialty Retail)	391	10,620
Sinclair Broadcast Group, Inc. - Class A (Media)	484	18,624
Sirius XM Holdings, Inc. (Media)	12,491	70,824
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	539	26,600
Sotheby’s* - Class A (Diversified Consumer Services)	249	9,400
Southwest Airlines Co. (Airlines)	3,747	194,507
Spirit Airlines, Inc.* (Airlines)	515	27,223
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	935	20,140
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,366	696,268
Sysco Corp. (Food & Staples Retailing)	3,558	237,532
Target Corp. (Multiline Retail)	3,930	315,421
TEGNA, Inc. (Media)	1,626	22,927
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	502	31,219
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	315	15,410
The Gap, Inc. (Specialty Retail)	1,611	42,176
The Home Depot, Inc. (Specialty Retail)	6,750	1,295,257
The Interpublic Group of Cos., Inc. (Media)	2,900	60,929
The Kroger Co. (Food & Staples Retailing)	6,010	147,846
The Madison Square Garden Co.* - Class A (Entertainment)	131	38,400
The Michaels Cos., Inc.* (Specialty Retail)	679	7,754
The New York Times Co. - Class A (Media)	1,071	35,182
The TJX Cos., Inc. (Specialty Retail)	9,322	496,023
The Walt Disney Co. (Entertainment)	11,228	1,246,644
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,371	24,527
Tiffany & Co. (Specialty Retail)	818	86,340
Tractor Supply Co. (Specialty Retail)	913	89,255
Tribune Media Co. - Class A (Media)	608	28,053
TripAdvisor, Inc.* (Interactive Media & Services)	775	39,874
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	424	147,862
United Continental Holdings, Inc.* (Airlines)	1,688	134,669
Urban Outfitters, Inc.* (Specialty Retail)	569	16,865
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	304	66,059
Viacom, Inc. - Class A (Entertainment)	68	2,207
Viacom, Inc. - Class B (Entertainment)	2,665	74,807
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,040	382,151

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Food & Staples Retailing)	10,722	$1,045,716
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	469	69,623
Weight Watchers International, Inc.* (Diversified Consumer Services)	295	5,944
Williams-Sonoma, Inc. (Specialty Retail)	603	33,931
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	712	28,829
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	738	36,893
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	730	87,104
Yelp, Inc.* (Interactive Media & Services)	570	19,665
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,308	230,361
TOTAL COMMON STOCKS (Cost $7,962,802)		26,220,081

	Principal Amount	Value
Repurchase Agreements(b) (3.8%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $1,027,201	$1,027,000	$1,027,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,027,000)		1,027,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	1,396	$1,396
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	14,877	14,877
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $16,273)		16,273

TOTAL INVESTMENT SECURITIES (Cost $9,006,075) - 100.9%		27,263,354
Net other assets (liabilities) - (0.9)%		(238,627)

NET ASSETS - 100.0%		$27,024,727

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $15,830.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	4/23/19	2.92%	$806,060	$8,897

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Airlines	$794,616	2.9%
Commercial Services & Supplies	189,213	0.7%
Distributors	67,289	0.2%
Diversified Consumer Services	313,239	1.2%
Entertainment	2,711,159	10.0%
Food & Staples Retailing	2,677,513	9.9%
Health Care Providers & Services	201,564	0.7%
Hotels, Restaurants & Leisure	4,186,856	15.5%
Interactive Media & Services	59,539	0.2%
Internet & Direct Marketing Retail	6,390,206	23.6%
IT Services	28,049	0.1%
Media	3,116,118	11.6%
Multiline Retail	970,817	3.6%
Professional Services	148,947	0.6%
Road & Rail	37,909	0.1%
Specialty Retail	4,310,485	16.0%
Trading Companies & Distributors	16,562	0.1%
Other**	804,646	3.0%
Total	$27,024,727	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.6%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $277,054	$277,000	$277,000
TOTAL REPURCHASE AGREEMENTS (Cost $277,000)		277,000

TOTAL INVESTMENT SECURITIES (Cost $277,000) - 98.6%		277,000
Net other assets (liabilities) - 1.4%		3,932

NET ASSETS - 100.0%		$280,932

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $237,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/19	2.92%	$39,363	$1,366
Dow Jones Industrial Average	UBS AG	4/29/19	2.92%	240,757	2,776
				$280,120	$4,142

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (94.1%)
58.com, Inc.*ADR (Interactive Media & Services)	1,751	$115,006
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	25,273	4,611,059
Ambev S.A.ADR (Beverages)	85,845	369,134
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	22,756	324,956
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	8,045	105,390
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	29,496	127,128
Autohome, Inc.*ADR (Interactive Media & Services)	1,076	113,109
Baidu, Inc.*ADR (Interactive Media & Services)	5,392	888,871
Banco Bradesco S.A.ADR (Banks)	65,521	714,834
Banco Santander ChileADR (Banks)	3,032	90,202
Bancolombia S.A.ADR (Banks)	2,204	112,537
Beigene, Ltd.*ADR (Biotechnology)	755	99,660
Cemex S.A.B. de C.V.*ADR (Construction Materials)	29,519	136,968
China Life Insurance Co., Ltd.ADR (Insurance)	29,022	389,475
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	21,561	1,099,395
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,975	395,513
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,706	151,563
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	11,339	145,139
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	7,412	263,497
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	3,134	582,171
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	7,443	325,185
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	4,812	103,169
Enersis S.A.ADR (Electric Utilities)	10,756	96,051
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,625	334,515
Grupo Televisa S.A.ADR (Media)	8,535	94,397
HDFC Bank, Ltd.ADR (Banks)	13,070	1,514,943
ICICI Bank, Ltd.ADR (Banks)	30,647	351,215
Infosys Technologies, Ltd.ADR (IT Services)	74,108	810,000
Itau Unibanco Holding S.A.ADR (Banks)	94,497	832,518
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,966	481,375
KB Financial Group, Inc.ADR (Banks)	7,745	287,030
Korea Electric Power Corp.*ADR (Electric Utilities)	10,015	130,295
Netease.com, Inc.ADR (Entertainment)	1,434	346,239
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,282	205,585
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	4,114	269,179
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	29,027	462,110
POSCOADR (Metals & Mining)	6,257	345,449
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	9,466	259,936
Sasol, Ltd.ADR (Chemicals)	11,058	342,134
Shinhan Financial Group Co., Ltd.ADR (Banks)	9,248	343,563
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	6,944	170,059
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	5,840	138,350
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	72,814	2,982,461
TAL Education Group*ADR (Diversified Consumer Services)	6,934	250,179
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	8,076	97,477
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	8,465	101,157
Vale S.A.ADR (Metals & Mining)	60,800	794,048
Wipro, Ltd.ADR (IT Services)	28,223	112,328
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	7,239	132,329
TOTAL COMMON STOCKS (Cost $16,899,497)		23,548,883

Preferred Stock (2.4%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	42,605	609,252
TOTAL PREFERRED STOCK (Cost $319,672)		609,252

	Principal Amount	Value
Repurchase Agreements(a)(b) (3.8%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $940,184	$940,000	$940,000
TOTAL REPURCHASE AGREEMENTS (Cost $940,000)		940,000

TOTAL INVESTMENT SECURITIES (Cost $18,159,169) - 100.3%		25,098,135
Net other assets (liabilities) - (0.3)%		(79,810)

NET ASSETS - 100.0%		$25,018,325

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $201,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/29/19	2.87%	$433,910	$13,579

S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/29/19	2.92%	440,413	23,673
				$874,323	$37,252

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Air Freight & Logistics	$132,329	0.5%
Banks	4,246,842	16.9%
Beverages	703,649	2.9%
Biotechnology	99,660	0.4%
Chemicals	342,134	1.4%
Construction Materials	136,968	0.5%
Diversified Consumer Services	455,764	1.8%
Diversified Telecommunication Services	917,612	3.7%
Electric Utilities	226,346	0.8%
Entertainment	346,239	1.4%
Insurance	389,475	1.6%
Interactive Media & Services	1,116,986	4.5%
Internet & Direct Marketing Retail	5,417,619	21.6%
IT Services	922,328	3.7%
Media	94,397	0.4%
Metals & Mining	1,244,887	4.9%
Oil, Gas & Consumable Fuels	2,522,551	10.1%
Paper & Forest Products	138,350	0.6%
Semiconductors & Semiconductor Equipment	3,109,589	12.4%
Wireless Telecommunication Services	1,594,410	6.4%
Other**	860,190	3.5%
Total	$25,018,325	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2019:

	Value	% of Net Assets
Brazil	$4,118,880	16.4%
Chile	186,253	0.7%
China	9,501,637	38.0%
Colombia	215,706	0.9%
Hong Kong	1,099,395	4.4%
India	2,788,486	11.1%
Indonesia	259,936	1.0%
Mexico	890,836	3.6%
South Africa	447,524	1.8%
South Korea	1,276,396	5.1%
Taiwan	3,373,086	13.5%
Other**	860,190	3.5%
Total	$25,018,325	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.4%)
Amarin Corp. PLC*ADR (Biotechnology)	27,317	$567,101
Anheuser-Busch InBev N.V.ADR (Beverages)	13,056	1,096,312
ArcelorMittalNYS - Class A (Metals & Mining)	20,306	413,836
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,112	773,262
AstraZeneca PLCADR (Pharmaceuticals)	19,581	791,660
Banco Santander S.A.ADR (Banks)	142,633	660,391
Barclays PLCADR (Banks)	62,613	500,904
BP PLCADR (Oil, Gas & Consumable Fuels)	23,210	1,014,741
British American Tobacco PLCADR (Tobacco)	19,826	827,141
Diageo PLCADR (Beverages)(a)	4,836	791,218
Equinor ASAADR (Oil, Gas & Consumable Fuels)	30,459	669,184
EricssonADR (Communications Equipment)	53,665	492,645
GlaxoSmithKline PLCADR (Pharmaceuticals)	19,097	798,063
Grifols SAADR (Biotechnology)	22,240	447,246
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	3,383	570,272
HSBC Holdings PLCADR (Banks)	24,902	1,010,523
ING Groep N.V.ADR (Banks)	47,622	578,131
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	13,540	553,244
National Grid PLCADR (Multi-Utilities)	9,670	539,973
Nokia Corp.ADR (Communications Equipment)	82,437	471,540
NOVO Nordisk A/SADR (Pharmaceuticals)	15,231	796,734
Rio Tinto PLCADR (Metals & Mining)	14,021	825,136
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	23,933	1,497,967
Ryanair Holdings PLC*ADR (Airlines)	5,801	434,727
S.A.P. SEADR (Software)	8,702	1,004,733
SanofiADR (Pharmaceuticals)	16,199	717,292
Tenaris S.A.ADR (Energy Equipment & Services)	18,372	519,009
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	16,926	941,932
Unilever N.V.NYS (Personal Products)	18,615	1,085,068
Vodafone Group PLCADR (Wireless Telecommunication Services)	28,285	514,221
TOTAL COMMON STOCKS (Cost $14,632,288)		21,904,206

	Principal Amount	Value
Repurchase Agreements(b) (0.6%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $136,027	$136,000	$136,000
TOTAL REPURCHASE AGREEMENTS (Cost $136,000)		136,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	2,882	$2,882
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	30,718	30,718
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $33,600)		33,600

TOTAL INVESTMENT SECURITIES (Cost $14,801,888) - 101.2%		22,073,806
Net other assets (liabilities) - (1.2)%		(264,221)

NET ASSETS - 100.0%		$21,809,585

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $32,722.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ADR              American Depositary Receipt

NYS               New York Shares

ProFund VP Europe 30 invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Airlines	$434,727	2.0%
Banks	2,749,949	12.5%
Beverages	1,887,530	8.6%
Biotechnology	1,014,347	4.7%
Communications Equipment	964,185	4.5%
Energy Equipment & Services	519,009	2.4%
Health Care Equipment & Supplies	553,244	2.5%
Metals & Mining	1,238,972	5.7%
Multi-Utilities	539,973	2.5%
Oil, Gas & Consumable Fuels	4,123,824	18.9%
Personal Products	1,085,068	5.0%
Pharmaceuticals	3,674,021	16.8%
Semiconductors & Semiconductor Equipment	773,262	3.5%
Software	1,004,733	4.6%
Tobacco	827,141	3.8%
Wireless Telecommunication Services	514,221	2.4%
Other**	(94,621)	(0.4)%
Total	$21,809,585	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2019:

	Value	% of Net Assets
Belgium	$1,096,312	5.0%
Denmark	796,734	3.7%
Finland	471,540	2.2%
France	1,659,224	7.6%
Germany	1,004,733	4.6%
Ireland	1,001,828	4.6%
Luxembourg	932,845	4.3%
Netherlands	3,402,604	15.5%
Norway	669,184	3.1%
Spain	1,107,637	5.1%
Sweden	492,645	2.3%
United Kingdom	9,268,920	42.4%
Other**	(94,621)	(0.4)%
Total	$21,809,585	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (142.5%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $452,089	$452,000	$452,000
TOTAL REPURCHASE AGREEMENTS (Cost $452,000)		452,000

TOTAL INVESTMENT SECURITIES (Cost $452,000) - 142.5%		452,000
Net other assets (liabilities) - (42.5)%		(134,804)

NET ASSETS - 100.0%		$317,196

(a)                   A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $61,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	17,397	U.S. dollar	$22,951	4/5/19	$22,660	$(291)
Canadian dollar	23,858	U.S. dollar	17,773	4/5/19	17,857	84
Euro	96,562	U.S. dollar	109,448	4/5/19	108,350	(1,098)
Japanese yen	2,671,961	U.S. dollar	23,984	4/5/19	24,124	140
Swedish krona	64,610	U.S. dollar	6,965	4/5/19	6,954	(11)
Swiss franc	4,213	U.S. dollar	4,208	4/5/19	4,234	26
Total Long Contracts			$185,329		$184,179	$(1,150)

As of March 31, 2019, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$14,961	British pound	11,486	4/5/19	$14,961	$—
U.S. dollar	12,000	Canadian dollar	16,036	4/5/19	12,003	(3)
U.S. dollar	74,068	Euro	66,025	4/5/19	74,085	(17)
U.S. dollar	18,314	Japanese yen	2,029,429	4/5/19	18,323	(9)
U.S. dollar	5,586	Swedish krona	51,934	4/5/19	5,589	(3)
U.S. dollar	4,913	Swiss franc	4,891	4/5/19	4,915	(2)
Total Short Contracts	$129,842				$129,876	$(34)
Long:
British pound	23,080	U.S. dollar	$30,353	4/5/19	$30,062	$(291)
Canadian dollar	30,710	U.S. dollar	22,934	4/5/19	22,986	52
Euro	132,288	U.S. dollar	149,953	4/5/19	148,437	(1,516)
Japanese yen	4,133,601	U.S. dollar	37,130	4/5/19	37,320	190
Swedish krona	111,002	U.S. dollar	11,945	4/5/19	11,946	1
Swiss franc	12,036	U.S. dollar	12,008	4/5/19	12,096	88
Total Long Contracts			$264,323		$262,847	$(1,476)

			Total unrealized appreciation			$581
			Total unrealized (depreciation)			$(3,241)
			Total net unrealized appreciation/(depreciation)			$(2,660)

March 31, 2019 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.6%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	509	$13,880
Affiliated Managers Group, Inc. (Capital Markets)	324	34,704
Aflac, Inc. (Insurance)	4,677	233,850
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,344	60,192
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	703	100,220
Alleghany Corp.* (Insurance)	90	55,116
Ally Financial, Inc. (Consumer Finance)	2,510	69,000
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	854	40,633
American Express Co. (Consumer Finance)	4,311	471,191
American Financial Group, Inc. (Insurance)	440	42,332
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,606	36,488
American International Group, Inc. (Insurance)	5,421	233,428
American Tower Corp. (Equity Real Estate Investment Trusts)	2,750	541,915
Ameriprise Financial, Inc. (Capital Markets)	844	108,116
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,729	87,202
Aon PLC (Insurance)	1,496	255,367
Apartment Investment & Management Co.* (Equity Real Estate Investment Trusts)	999	50,240
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,342	21,875
Arch Capital Group, Ltd.* (Insurance)	2,509	81,091
Arthur J. Gallagher & Co. (Insurance)	1,147	89,581
Associated Banc-Corp. (Banks)	1,025	21,884
Assurant, Inc. (Insurance)	323	30,656
Assured Guaranty, Ltd. (Insurance)	659	29,279
Athene Holding, Ltd.* (Insurance)	791	32,273
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	863	173,230
AXA Equitable Holdings, Inc. (Diversified Financial Services)	1,301	26,202
Axis Capital Holdings, Ltd. (Insurance)	521	28,540
BancorpSouth Bank (Banks)	566	15,973
Bank of America Corp. (Banks)	56,001	1,545,068
Bank of Hawaii Corp. (Banks)	256	20,191
Bank OZK (Banks)	754	21,851
BankUnited, Inc. (Banks)	618	20,641
BB&T Corp. (Banks)	4,760	221,483
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	12,123	2,435,390
BGC Partners, Inc. - Class A (Capital Markets)	1,672	8,878
BlackRock, Inc. - Class A (Capital Markets)	758	323,946
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	771	26,646
BOK Financial Corp. (Banks)	198	16,147
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	963	128,926
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,103	17,494
Brighthouse Financial, Inc.* (Insurance)	728	26,419
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,863	34,223
Brown & Brown, Inc. (Insurance)	1,447	42,701
Camden Property Trust (Equity Real Estate Investment Trusts)	602	61,103
Capital One Financial Corp. (Consumer Finance)	2,917	238,289
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	882	11,775
Cathay General Bancorp, Inc. (Banks)	477	16,175
CBOE Holdings, Inc. (Capital Markets)	700	66,808
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,947	96,280
Chemical Financial Corp. (Banks)	445	18,316
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,166	21,851
Chubb, Ltd. (Insurance)	2,858	400,348
Cincinnati Financial Corp. (Insurance)	944	81,090
CIT Group, Inc. (Banks)	629	30,173
Citigroup, Inc. (Banks)	14,661	912,207
Citizens Financial Group, Inc. (Banks)	2,871	93,308
CME Group, Inc. (Capital Markets)	2,230	367,013
CNA Financial Corp. (Insurance)	169	7,326
CNO Financial Group, Inc. (Insurance)	1,003	16,229
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,058	16,269
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	729	16,410
Comerica, Inc. (Banks)	992	72,733
Commerce Bancshares, Inc. (Banks)	616	35,765
Corecivic, Inc. (Equity Real Estate Investment Trusts)	740	14,393
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	229	24,508
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	687	18,755
CoStar Group, Inc.* (Professional Services)	227	105,877
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,620	25,309
Credit Acceptance Corp.* (Consumer Finance)	75	33,895
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,591	331,648
CubeSmart (Equity Real Estate Investment Trusts)	1,161	37,198
Cullen/Frost Bankers, Inc. (Banks)	393	38,149
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	674	35,345
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,257	13,613
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,296	154,224
Discover Financial Services (Consumer Finance)	2,047	145,665
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,009	40,784
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,240	68,499

	Shares	Value
Common Stocks, continued
E*TRADE Financial Corp. (Capital Markets)	1,536	$71,316
East West Bancorp, Inc. (Banks)	904	43,365
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	227	25,342
Eaton Vance Corp. (Capital Markets)	718	28,943
Enstar Group, Ltd.* (Insurance)	94	16,356
EPR Properties (Equity Real Estate Investment Trusts)	467	35,912
Equinix, Inc. (Equity Real Estate Investment Trusts)	520	235,643
Equity Commonwealth (Equity Real Estate Investment Trusts)	758	24,779
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	561	64,122
Equity Residential (Equity Real Estate Investment Trusts)	2,306	173,688
Erie Indemnity Co. - Class A (Insurance)	124	22,136
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	613	26,635
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	409	118,299
Evercore Partners, Inc. - Class A (Capital Markets)	255	23,205
Everest Re Group, Ltd. (Insurance)	253	54,638
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	794	80,917
F.N.B. Corp. (Banks)	2,024	21,454
FactSet Research Systems, Inc. (Capital Markets)	237	58,840
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	464	63,962
Federated Investors, Inc. - Class B (Capital Markets)	597	17,498
Fifth Third Bancorp (Banks)	4,799	121,031
First American Financial Corp. (Insurance)	695	35,793
First Citizens BancShares, Inc. - Class A (Banks)	54	21,989
First Financial Bankshares, Inc. (Banks)	423	24,441
First Hawaiian, Inc. (Banks)	563	14,666
First Horizon National Corp. (Banks)	1,985	27,756
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	789	27,899
First Republic Bank (Banks)	1,026	103,072
FirstCash, Inc. (Consumer Finance)	271	23,442
FNF Group (Insurance)	1,716	62,720
Franklin Resources, Inc. (Capital Markets)	1,842	61,044
Fulton Financial Corp. (Banks)	1,060	16,409
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,258	48,521
Genworth Financial, Inc.* - Class A (Insurance)	3,125	11,969
Glacier Bancorp, Inc. (Banks)	527	21,117
Green Dot Corp.* - Class A (Consumer Finance)	297	18,013
Hancock Holding Co. (Banks)	535	21,614
Hartford Financial Services Group, Inc. (Insurance)	2,241	111,423
HCP, Inc. (Equity Real Estate Investment Trusts)	2,979	93,243
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	781	25,078
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,280	36,595
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	646	30,220
Home BancShares, Inc. (Banks)	968	17,008
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,026	26,994
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,618	87,280
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	962	33,112
Huntington Bancshares, Inc. (Banks)	6,527	82,762
IBERIABANK Corp. (Banks)	346	24,812
Interactive Brokers Group, Inc. - Class A (Capital Markets)	468	24,280
Intercontinental Exchange, Inc. (Capital Markets)	3,544	269,840
International Bancshares Corp. (Banks)	340	12,930
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	797	12,593
Invesco, Ltd. (Capital Markets)	2,477	47,831
Investors Bancorp, Inc. (Banks)	1,464	17,348
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,850	45,011
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,786	63,332
Janus Henderson Group PLC (Capital Markets)	1,029	25,704
JBG Smith Properties (Equity Real Estate Investment Trusts)	688	28,449
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	285	43,941
JPMorgan Chase & Co. (Banks)	20,413	2,066,408
Kemper Corp. (Insurance)	380	28,933
KeyCorp (Banks)	6,289	99,052
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	630	47,855
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,628	48,618
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	531	42,087
Lazard, Ltd. - Class A (Capital Markets)	809	29,237
Legg Mason, Inc. (Capital Markets)	534	14,616
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,304	11,814
Liberty Property Trust (Equity Real Estate Investment Trusts)	923	44,692
Life Storage, Inc. (Equity Real Estate Investment Trusts)	291	28,306
Lincoln National Corp. (Insurance)	1,274	74,784
Loews Corp. (Insurance)	1,709	81,912
LPL Financial Holdings, Inc. (Capital Markets)	531	36,984
M&T Bank Corp. (Banks)	863	135,508
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	563	12,499
Markel Corp.* (Insurance)	86	85,677
MarketAxess Holdings, Inc. (Capital Markets)	235	57,829
Marsh & McLennan Cos., Inc. (Insurance)	3,149	295,690
MasterCard, Inc. - Class A (IT Services)	5,628	1,325,113
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,377	43,998

	Shares	Value
Common Stocks, continued
Mercury General Corp. (Insurance)	169	$8,462
MetLife, Inc. (Insurance)	5,968	254,058
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,808	20,414
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,216	29,229
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	710	77,624
Moody’s Corp. (Capital Markets)	1,035	187,428
Morgan Stanley (Capital Markets)	8,097	341,693
Morningstar, Inc. (Capital Markets)	115	14,489
MSCI, Inc. - Class A (Capital Markets)	526	104,590
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	266	20,894
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,008	55,833
Navient Corp. (Consumer Finance)	1,358	15,712
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,552	43,154
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,914	33,715
Northern Trust Corp. (Capital Markets)	1,362	123,138
Old Republic International Corp. (Insurance)	1,775	37,133
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,274	48,603
Onemain Holdings, Inc. (Consumer Finance)	466	14,796
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	870	20,358
PacWest Bancorp (Banks)	753	28,320
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,251	17,752
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,254	38,974
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	814	25,283
People’s United Financial, Inc. (Banks)	2,355	38,716
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,137	21,387
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	784	16,346
Pinnacle Financial Partners, Inc. (Banks)	454	24,834
PNC Financial Services Group, Inc. (Banks)	2,828	346,882
Popular, Inc. (Banks)	623	32,477
Potlatch Corp. (Equity Real Estate Investment Trusts)	423	15,985
PRA Group, Inc.* (Consumer Finance)	283	7,587
Primerica, Inc. (Insurance)	265	32,370
Principal Financial Group, Inc. (Insurance)	1,613	80,956
ProAssurance Corp. (Insurance)	335	11,594
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,930	282,764
Prosperity Bancshares, Inc. (Banks)	414	28,591
Prudential Financial, Inc. (Insurance)	2,550	234,294
Public Storage (Equity Real Estate Investment Trusts)	935	203,624
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,330	27,584
Raymond James Financial, Inc. (Capital Markets)	791	63,604
Rayonier, Inc. (Equity Real Estate Investment Trusts)	808	25,468
Realogy Holdings Corp. (Real Estate Management & Development)	708	8,071
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,895	139,396
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,044	70,460
Regions Financial Corp. (Banks)	6,345	89,782
Reinsurance Group of America, Inc. (Insurance)	392	55,656
RenaissanceRe Holdings, Ltd. (Insurance)	263	37,741
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,332	16,237
RLI Corp. (Insurance)	244	17,507
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,093	19,204
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	320	26,317
S&P Global, Inc. (Capital Markets)	1,550	326,353
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,113	21,670
Santander Consumer USA Holdings, Inc. (Consumer Finance)	717	15,150
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	702	140,161
SEI Investments Co. (Capital Markets)	805	42,061
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,482	17,458
Signature Bank (Banks)	343	43,928
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,926	350,936
SITE Centers Corp. (Equity Real Estate Investment Trusts)	896	12,204
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	522	46,938
SLM Corp. (Consumer Finance)	2,724	26,995
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	536	21,295
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,717	38,375
State Street Corp. (Capital Markets)	2,360	155,312
Sterling Bancorp (Banks)	1,327	24,722
Stifel Financial Corp. (Capital Markets)	448	23,636
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,229	41,172
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	538	63,764
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,424	20,506
SunTrust Banks, Inc. (Banks)	2,764	163,767
SVB Financial Group* (Banks)	328	72,934
Synchrony Financial (Consumer Finance)	4,071	129,865
Synovus Financial Corp. (Banks)	993	34,119
T. Rowe Price Group, Inc. (Capital Markets)	1,473	147,477
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	586	12,294
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	381	20,147
TCF Financial Corp. (Banks)	1,022	21,145
TD Ameritrade Holding Corp. (Capital Markets)	1,679	83,933
Texas Capital Bancshares, Inc.* (Banks)	313	17,087

	Shares	Value
Common Stocks, continued
TFS Financial Corp. (Thrifts & Mortgage Finance)	332	$5,468
The Allstate Corp. (Insurance)	2,070	194,953
The Bank of New York Mellon Corp. (Capital Markets)	5,476	276,155
The Charles Schwab Corp. (Capital Markets)	7,396	316,253
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	753	14,458
The Goldman Sachs Group, Inc. (Capital Markets)	2,135	409,900
The Hanover Insurance Group, Inc. (Insurance)	252	28,771
The Howard Hughes Corp.* (Real Estate Management & Development)	244	26,840
The Macerich Co. (Equity Real Estate Investment Trusts)	660	28,611
The Nasdaq OMX Group, Inc. (Capital Markets)	722	63,168
The Progressive Corp. (Insurance)	3,640	262,407
The Travelers Cos., Inc. (Insurance)	1,641	225,080
Torchmark Corp. (Insurance)	633	51,874
Trustmark Corp. (Banks)	407	13,687
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,550	20,972
U.S. Bancorp (Banks)	9,380	452,022
UDR, Inc. (Equity Real Estate Investment Trusts)	1,718	78,100
UMB Financial Corp. (Banks)	275	17,611
Umpqua Holdings Corp. (Banks)	1,374	22,671
United Bankshares, Inc. (Banks)	636	23,049
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,116	12,488
Unum Group (Insurance)	1,338	45,265
Urban Edge Properties (Equity Real Estate Investment Trusts)	714	13,566
Valley National Bancorp (Banks)	2,070	19,831
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,220	141,658
VEREIT, Inc. (Equity Real Estate Investment Trusts)	6,033	50,496
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,246	49,142
Visa, Inc. - Class A (IT Services)	10,911	1,704,189
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,081	72,903
Voya Financial, Inc. (Diversified Financial Services)	941	47,012
W.R. Berkley Corp. (Insurance)	601	50,917
Washington Federal, Inc. (Thrifts & Mortgage Finance)	507	14,647
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	499	14,162
Webster Financial Corp. (Banks)	576	29,186
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	746	21,910
Wells Fargo & Co. (Banks)	25,526	1,233,416
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,409	186,938
Western Alliance Bancorp* (Banks)	602	24,706
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,654	122,586
White Mountains Insurance Group, Ltd. (Insurance)	20	18,510
Willis Towers Watson PLC (Insurance)	805	141,398
Wintrust Financial Corp. (Banks)	352	23,700
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,005	78,722
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	703	15,403
Zions Bancorp (Banks)	1,161	52,721
TOTAL COMMON STOCKS (Cost $10,248,421)		31,571,748

	Principal Amount	Value
Repurchase Agreements(a) (2.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $749,147	$749,000	$749,000
TOTAL REPURCHASE AGREEMENTS (Cost $749,000)		749,000

TOTAL INVESTMENT SECURITIES (Cost $10,997,421) - 99.9%		32,320,748
Net other assets (liabilities) - 0.1%		17,224

NET ASSETS - 100.0%		$32,337,972

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	4/23/19	2.92%	$750,934	$13,328

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Banks	$8,872,710	27.3%
Capital Markets	4,355,822	13.5%
Consumer Finance	1,209,600	3.7%
Diversified Financial Services	2,508,604	7.8%
Equity Real Estate Investment Trusts	6,477,646	20.1%
Insurance	4,356,603	13.5%
IT Services	3,029,302	9.4%
Mortgage Real Estate Investment Trusts	331,399	1.0%
Professional Services	105,877	0.3%
Real Estate Management & Development	175,132	0.5%
Thrifts & Mortgage Finance	149,053	0.5%
Other**	766,224	2.4%
Total	$32,337,972	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.7%)
Abbott Laboratories (Health Care Equipment & Supplies)	24,007	$1,919,119
AbbVie, Inc. (Biotechnology)	20,164	1,625,017
ABIOMED, Inc.* (Health Care Equipment & Supplies)	617	176,209
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,210	35,465
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,533	41,161
Agilent Technologies, Inc. (Life Sciences Tools & Services)	4,341	348,930
Agios Pharmaceuticals, Inc.* (Biotechnology)	694	46,803
Akorn, Inc.* (Pharmaceuticals)	1,290	4,541
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,055	412,975
Align Technology, Inc.* (Health Care Equipment & Supplies)	995	282,908
Alkermes PLC* (Biotechnology)	2,134	77,870
Allergan PLC (Pharmaceuticals)	4,274	625,756
Allogene Therapeutics, Inc.* (Biotechnology)(a)	268	7,748
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,293	120,831
Amgen, Inc. (Biotechnology)	8,506	1,615,970
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,088	15,417
Anthem, Inc. (Health Care Providers & Services)	3,513	1,008,161
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	648	27,657
Baxter International, Inc. (Health Care Equipment & Supplies)	6,516	529,816
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,677	918,256
Biogen, Inc.* (Biotechnology)	2,688	635,389
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,436	216,390
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	275	84,062
Bio-Techne Corp. (Life Sciences Tools & Services)	516	102,452
Bluebird Bio, Inc.* (Biotechnology)	751	118,155
Boston Scientific Corp.* (Health Care Equipment & Supplies)	18,946	727,147
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,318	1,064,792
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,552	16,792
Bruker Corp. (Life Sciences Tools & Services)	1,370	52,663
Cantel Medical Corp. (Health Care Equipment & Supplies)	495	33,111
Catalent, Inc.* (Pharmaceuticals)	1,992	80,855
Celgene Corp.* (Biotechnology)	9,600	905,664
Centene Corp.* (Health Care Providers & Services)	5,648	299,909
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	659	95,720
Chemed Corp. (Health Care Providers & Services)	218	69,775
Cigna Corp. (Health Care Providers & Services)	5,194	835,299
Clovis Oncology, Inc.* (Biotechnology)	723	17,945
Covetrus, Inc.* (Health Care Providers & Services)	1,309	41,692
CVS Health Corp. (Health Care Providers & Services)	17,729	956,125
Danaher Corp. (Health Care Equipment & Supplies)	8,588	1,133,787
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,729	93,867
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,043	150,902
DexCom, Inc.* (Health Care Equipment & Supplies)	1,230	146,493
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,840	543,377
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,995	160,190
Eli Lilly & Co. (Pharmaceuticals)	11,798	1,530,908
Encompass Health Corp. (Health Care Providers & Services)	1,349	78,782
Endo International PLC* (Pharmaceuticals)	2,732	21,938
Exact Sciences Corp.* (Biotechnology)	1,719	148,900
Exelixis, Inc.* (Biotechnology)	4,105	97,699
FibroGen, Inc.* (Biotechnology)	1,033	56,144
Gilead Sciences, Inc. (Biotechnology)	17,434	1,133,384
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,041	51,436
Haemonetics Corp.* (Health Care Equipment & Supplies)	697	60,974
HCA Holdings, Inc. (Health Care Providers & Services)	3,651	476,017
HealthEquity, Inc.* (Health Care Providers & Services)	743	54,967
Henry Schein, Inc.* (Health Care Providers & Services)	2,070	124,428
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	911	96,438
Hologic, Inc.* (Health Care Equipment & Supplies)	3,660	177,144
Horizon Pharma PLC* (Pharmaceuticals)	2,485	65,679
Humana, Inc. (Health Care Providers & Services)	1,854	493,164
ICU Medical, Inc.* (Health Care Equipment & Supplies)	227	54,328
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,175	262,730
Illumina, Inc.* (Life Sciences Tools & Services)	2,009	624,176
Immunomedics, Inc.* (Biotechnology)	2,346	45,067
Incyte Corp.* (Biotechnology)	2,428	208,832
Inogen, Inc.* (Health Care Equipment & Supplies)	244	23,270
Insulet Corp.* (Health Care Equipment & Supplies)(a)	807	76,738
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	967	53,881

	Shares	Value
Common Stocks, continued
Intercept Pharmaceuticals, Inc.* (Biotechnology)	300	$33,558
Intrexon Corp.* (Biotechnology)(a)	977	5,139
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,565	892,958
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,880	152,600
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,162	311,004
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	779	111,358
Johnson & Johnson (Pharmaceuticals)	36,403	5,088,775
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,347	206,064
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)(a)	279	35,073
LivaNova PLC* (Health Care Equipment & Supplies)	665	64,671
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	113	14,154
Magellan Health, Inc.* (Health Care Providers & Services)	327	21,556
Mallinckrodt PLC* (Pharmaceuticals)	1,143	24,849
Masimo Corp.* (Health Care Equipment & Supplies)	668	92,371
McKesson Corp. (Health Care Providers & Services)	2,622	306,931
MEDNAX, Inc.* (Health Care Providers & Services)	1,203	32,686
Medtronic PLC (Health Care Equipment & Supplies)	18,332	1,669,678
Merck & Co., Inc. (Pharmaceuticals)	35,284	2,934,570
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	339	245,097
Molina Healthcare, Inc.* (Health Care Providers & Services)	854	121,234
Mylan N.V.* (Pharmaceuticals)	7,049	199,769
Myriad Genetics, Inc.* (Biotechnology)	1,003	33,300
Nektar Therapeutics* (Pharmaceuticals)	2,381	80,002
Neogen Corp.* (Health Care Equipment & Supplies)	712	40,862
Neurocrine Biosciences, Inc.* (Biotechnology)	1,242	109,420
NuVasive, Inc.* (Health Care Equipment & Supplies)	706	40,094
OPKO Health, Inc.* (Biotechnology)	5,212	13,603
Patterson Cos., Inc. (Health Care Providers & Services)	1,131	24,712
Penumbra, Inc.* (Health Care Equipment & Supplies)	424	62,332
Perrigo Co. PLC (Pharmaceuticals)	1,709	82,305
Pfizer, Inc. (Pharmaceuticals)	75,889	3,223,006
Portola Pharmaceuticals, Inc.* (Biotechnology)	910	31,577
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	806	88,894
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	709	21,206
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,836	165,093
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,071	439,774
ResMed, Inc. (Health Care Equipment & Supplies)	1,959	203,677
Sage Therapeutics, Inc.* (Biotechnology)	686	109,108
Sarepta Therapeutics, Inc.* (Biotechnology)	906	107,986
Seattle Genetics, Inc.* (Biotechnology)	1,471	107,736
STERIS PLC (Health Care Equipment & Supplies)	1,157	148,131
Stryker Corp. (Health Care Equipment & Supplies)	4,228	835,115
Syneos Health, Inc.* (Life Sciences Tools & Services)	833	43,116
Teladoc, Inc.* (Health Care Technology)	958	53,265
Teleflex, Inc. (Health Care Equipment & Supplies)	629	190,059
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,139	32,849
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	674	199,619
The Medicines Co.* (Pharmaceuticals)	900	25,155
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,503	1,506,280
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	719	49,870
United Therapeutics Corp.* (Biotechnology)	598	70,187
UnitedHealth Group, Inc. (Health Care Providers & Services)	13,116	3,243,063
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	1,142	152,765
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,241	175,875
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,494	642,721
Waters Corp.* (Life Sciences Tools & Services)	978	246,172
WellCare Health Plans, Inc.* (Health Care Providers & Services)	683	184,239
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,014	111,743
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,795	356,922
Zoetis, Inc. (Pharmaceuticals)	6,544	658,784
TOTAL COMMON STOCKS (Cost $16,384,483)		50,914,899

	Principal Amount	Value
Repurchase Agreements(b) (3.9%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $2,049,402	$2,049,000	$2,049,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,049,000)		2,049,000

	Shares	Value
Collateral for Securities Loaned (0.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	4,492	$4,492
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	47,869	47,869
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,361)		52,361

TOTAL INVESTMENT SECURITIES (Cost $18,485,844) - 100.7%		53,016,260
Net other assets (liabilities) - (0.7)%		(368,556)

NET ASSETS - 100.0%		$52,647,704

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $51,854.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	4/23/19	2.92%	$2,018,890	$25,771

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Biotechnology	$9,487,750	18.0%
Health Care Equipment & Supplies	12,529,828	23.8%
Health Care Providers & Services	9,075,635	17.2%
Health Care Technology	53,265	0.1%
Life Sciences Tools & Services	3,748,566	7.1%
Pharmaceuticals	16,019,855	30.5%
Other**	1,732,805	3.3%
Total	$52,647,704	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.0%)
3M Co. (Industrial Conglomerates)	2,845	$591,134
A.O. Smith Corp. (Building Products)	701	37,377
Accenture PLC - Class A (IT Services)	3,151	554,638
Actuant Corp. - Class A (Machinery)	303	7,384
Acuity Brands, Inc. (Electrical Equipment)	197	23,642
ADT, Inc. (Commercial Services & Supplies)	599	3,828
AECOM Technology Corp.* (Construction & Engineering)	772	22,905
AGCO Corp. (Machinery)	317	22,047
Air Lease Corp. (Trading Companies & Distributors)	511	17,553
Allegion PLC (Building Products)	466	42,271
Alliance Data Systems Corp. (IT Services)	225	39,371
Allison Transmission Holdings, Inc. (Machinery)	590	26,503
AMETEK, Inc. (Electrical Equipment)	1,123	93,175
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,473	139,109
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	142	7,968
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	192	11,418
AptarGroup, Inc. (Containers & Packaging)	311	33,087
Arconic, Inc. (Aerospace & Defense)	2,136	40,819
Arcosa, Inc. (Construction & Engineering)	241	7,363
Armstrong World Industries, Inc. (Building Products)	246	19,537
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	419	32,288
ASGN, Inc.* (Professional Services)	261	16,571
Automatic Data Processing, Inc. (IT Services)	2,154	344,080
Avery Dennison Corp. (Containers & Packaging)	415	46,895
Avnet, Inc. (Electronic Equipment, Instruments & Components)	537	23,290
Axon Enterprise, Inc.* (Aerospace & Defense)	291	15,833
Ball Corp. (Containers & Packaging)	1,652	95,586
Barnes Group, Inc. (Machinery)	233	11,979
Belden, Inc. (Electronic Equipment, Instruments & Components)	195	10,472
Bemis Co., Inc. (Containers & Packaging)	452	25,077
Berry Plastics Group, Inc.* (Containers & Packaging)	645	34,746
Black Knight, Inc.* (IT Services)	701	38,205
Broadridge Financial Solutions, Inc. (IT Services)	572	59,311
BWX Technologies, Inc. (Aerospace & Defense)	488	24,195
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	677	58,892
Carlisle Cos., Inc. (Industrial Conglomerates)	283	34,701
Caterpillar, Inc. (Machinery)	2,844	385,333
Cintas Corp. (Commercial Services & Supplies)	418	84,482
Clean Harbors, Inc.* (Commercial Services & Supplies)	252	18,026
Cognex Corp. (Electronic Equipment, Instruments & Components)	845	42,977
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	120	17,006
Colfax Corp.* (Machinery)	471	13,979
Conduent, Inc.* (IT Services)	911	12,599
CoreLogic, Inc.* (IT Services)	397	14,792
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,888	128,693
Covanta Holding Corp. (Commercial Services & Supplies)	578	10,005
Crane Co. (Machinery)	252	21,324
Crown Holdings, Inc.* (Containers & Packaging)	668	36,453
CSX Corp. (Road & Rail)	3,831	286,635
Cummins, Inc. (Machinery)	715	112,877
Curtiss-Wright Corp. (Aerospace & Defense)	211	23,915
Deere & Co. (Machinery)	1,573	251,427
Deluxe Corp. (Commercial Services & Supplies)	216	9,444
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	318	20,024
Donaldson Co., Inc. (Machinery)	633	31,688
Dover Corp. (Machinery)	716	67,161
Dycom Industries, Inc.* (Construction & Engineering)	156	7,167
Eagle Materials, Inc. (Construction Materials)	226	19,052
Eaton Corp. PLC (Electrical Equipment)	2,094	168,693
EMCOR Group, Inc. (Construction & Engineering)	277	20,243
Emerson Electric Co. (Electrical Equipment)	3,037	207,942
EnerSys (Electrical Equipment)	212	13,814
Equifax, Inc. (Professional Services)	597	70,745
Euronet Worldwide, Inc.* (IT Services)	256	36,503
Expeditors International of Washington, Inc. (Air Freight & Logistics)	849	64,439
Fastenal Co. (Trading Companies & Distributors)	1,414	90,935
FedEx Corp. (Air Freight & Logistics)	1,187	215,334
Fidelity National Information Services, Inc. (IT Services)	1,597	180,621
First Data Corp.* (IT Services)	2,807	73,740
Fiserv, Inc.* (IT Services)	1,936	170,910
FleetCor Technologies, Inc.* (IT Services)	424	104,554
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	670	31,879
Flowserve Corp. (Machinery)	647	29,206
Fluor Corp. (Construction & Engineering)	690	25,392
Fortive Corp. (Machinery)	1,456	122,144

	Shares	Value
Common Stocks, continued
Fortune Brands Home & Security, Inc. (Building Products)	694	$33,041
FTI Consulting, Inc.* (Professional Services)	187	14,365
Gardner Denver Holdings, Inc.* (Machinery)	631	17,548
Gates Industrial Corp. PLC* (Machinery)	231	3,313
GATX Corp. (Trading Companies & Distributors)	181	13,823
Generac Holdings, Inc.* (Electrical Equipment)	307	15,728
General Dynamics Corp. (Aerospace & Defense)	1,340	226,835
General Electric Co. (Industrial Conglomerates)	43,031	429,880
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	278	24,225
Genpact, Ltd. (IT Services)	749	26,350
Global Payments, Inc. (IT Services)	779	106,349
Graco, Inc. (Machinery)	817	40,458
GrafTech International, Ltd. (Electrical Equipment)	304	3,888
Graphic Packaging Holding Co. (Containers & Packaging)	1,471	18,579
Harris Corp. (Aerospace & Defense)	583	93,111
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	881	38,191
Healthcare Services Group, Inc. (Commercial Services & Supplies)	365	12,041
HEICO Corp. (Aerospace & Defense)	203	19,259
HEICO Corp. - Class A (Aerospace & Defense)	355	29,841
Hexcel Corp. (Aerospace & Defense)	419	28,978
Hillenbrand, Inc. (Machinery)	309	12,833
Honeywell International, Inc. (Industrial Conglomerates)	3,603	572,589
Hubbell, Inc. (Electrical Equipment)	270	31,855
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	206	42,683
IDEX Corp. (Machinery)	375	56,903
Illinois Tool Works, Inc. (Machinery)	1,491	214,003
Ingersoll-Rand PLC (Machinery)	1,197	129,216
Insperity, Inc. (Professional Services)	184	22,753
International Paper Co. (Containers & Packaging)	1,979	91,568
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	175	26,562
Itron, Inc.* (Electronic Equipment, Instruments & Components)	167	7,791
ITT, Inc. (Machinery)	432	25,056
J.B. Hunt Transport Services, Inc. (Road & Rail)	430	43,555
Jabil, Inc. (Electronic Equipment, Instruments & Components)	696	18,507
Jack Henry & Associates, Inc. (IT Services)	381	52,860
Jacobs Engineering Group, Inc. (Construction & Engineering)	580	43,609
Johnson Controls International PLC (Building Products)	4,513	166,711
Kansas City Southern Industries, Inc. (Road & Rail)	499	57,874
KBR, Inc. (Construction & Engineering)	700	13,363
Kennametal, Inc. (Machinery)	406	14,921
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	929	81,009
Kirby Corp.* (Marine)	266	19,979
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	616	20,131
Korn/Ferry International (Professional Services)	280	12,538
L3 Technologies, Inc. (Aerospace & Defense)	392	80,897
Landstar System, Inc. (Road & Rail)	198	21,659
Lennox International, Inc. (Building Products)	177	46,799
Lincoln Electric Holdings, Inc. (Machinery)	312	26,167
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	121	22,080
Lockheed Martin Corp. (Aerospace & Defense)	1,216	364,995
Louisiana-Pacific Corp. (Paper & Forest Products)	672	16,383
Macquarie Infrastructure Corp. (Transportation Infrastructure)	382	15,746
ManpowerGroup, Inc. (Professional Services)	298	24,642
Martin Marietta Materials, Inc. (Construction Materials)	309	62,165
Masco Corp. (Building Products)	1,456	57,235
MasTec, Inc.* (Construction & Engineering)	305	14,671
Maxar Technologies, Inc. (Aerospace & Defense)(a)	297	1,194
MAXIMUS, Inc. (IT Services)	315	22,359
Moog, Inc. - Class A (Aerospace & Defense)	161	13,999
MRC Global, Inc.* (Trading Companies & Distributors)	416	7,272
MSA Safety, Inc. (Commercial Services & Supplies)	173	17,888
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	223	18,444
Mueller Industries, Inc. (Machinery)	280	8,775
National Instruments Corp. (Electronic Equipment, Instruments & Components)	555	24,620
Navistar International Corp.* (Machinery)	323	10,433
Nielsen Holdings PLC (Professional Services)	1,759	41,636
Nordson Corp. (Machinery)	256	33,925
Norfolk Southern Corp. (Road & Rail)	1,321	246,882
Northrop Grumman Corp. (Aerospace & Defense)	839	226,194
nVent Electric PLC (Electrical Equipment)	799	21,557
Old Dominion Freight Line, Inc. (Road & Rail)	320	46,205
Oshkosh Corp. (Machinery)	347	26,070
Owens Corning (Building Products)	543	25,586
Owens-Illinois, Inc. (Containers & Packaging)	762	14,463
PACCAR, Inc. (Machinery)	1,714	116,792
Packaging Corp. of America (Containers & Packaging)	466	46,311
Parker-Hannifin Corp. (Machinery)	639	109,665
Paychex, Inc. (IT Services)	1,579	126,636
PayPal Holdings, Inc.* (IT Services)	5,799	602,167
Pentair PLC (Machinery)	780	34,718
PerkinElmer, Inc. (Life Sciences Tools & Services)	548	52,805

	Shares	Value
Common Stocks, continued
Quanta Services, Inc. (Construction & Engineering)	698	$26,343
Raytheon Co. (Aerospace & Defense)	1,395	254,002
Regal Beloit Corp. (Electrical Equipment)	211	17,275
Republic Services, Inc. - Class A (Commercial Services & Supplies)	1,065	85,604
Resideo Technologies, Inc.* (Building Products)	610	11,767
Robert Half International, Inc. (Professional Services)	589	38,379
Rockwell Automation, Inc. (Electrical Equipment)	591	103,697
Roper Technologies, Inc. (Industrial Conglomerates)	512	175,089
Ryder System, Inc. (Road & Rail)	262	16,241
Sabre Corp. (IT Services)	1,363	29,155
Sealed Air Corp. (Containers & Packaging)	770	35,466
Sensata Technologies Holding PLC* (Electrical Equipment)	810	36,466
Silgan Holdings, Inc. (Containers & Packaging)	383	11,348
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	202	11,544
Snap-on, Inc. (Machinery)	275	43,043
Sonoco Products Co. (Containers & Packaging)	494	30,396
Spirit AeroSystems Holdings, Inc. - Class A (Aerospace & Defense)	521	47,687
Square, Inc.* - Class A (IT Services)	1,521	113,953
Stericycle, Inc.* (Commercial Services & Supplies)	421	22,911
Summit Materials, Inc.* - Class A (Construction Materials)	554	8,792
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,675	135,255
Teledyne Technologies, Inc.* (Aerospace & Defense)	179	42,425
Terex Corp. (Machinery)	308	9,896
Tetra Tech, Inc. (Commercial Services & Supplies)	273	16,268
Textron, Inc. (Aerospace & Defense)	1,161	58,816
The Boeing Co. (Aerospace & Defense)	2,597	990,548
The Brink’s Co. (Commercial Services & Supplies)	246	18,551
The Middleby Corp.* (Machinery)	276	35,888
The Sherwin-Williams Co. (Chemicals)	404	174,007
The Timken Co. (Machinery)	338	14,744
The Toro Co. (Machinery)	524	36,072
The Western Union Co. (IT Services)	2,156	39,821
Total System Services, Inc. (IT Services)	803	76,293
TransDigm Group, Inc.* (Aerospace & Defense)	240	108,958
TransUnion (Professional Services)	919	61,426
Trex Co., Inc.* (Building Products)	291	17,902
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,243	50,217
TriNet Group, Inc.* (Professional Services)	214	12,784
Trinity Industries, Inc. (Machinery)	661	14,364
Union Pacific Corp. (Road & Rail)	3,574	597,573
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,440	384,386
United Rentals, Inc.* (Trading Companies & Distributors)	394	45,015
United Technologies Corp. (Aerospace & Defense)	4,007	516,462
Univar, Inc.* (Trading Companies & Distributors)	653	14,470
USG Corp. (Building Products)	422	18,273
Valmont Industries, Inc. (Construction & Engineering)	109	14,181
Verisk Analytics, Inc. - Class A (Professional Services)	807	107,331
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	656	12,116
Vulcan Materials Co. (Construction Materials)	652	77,196
W.W. Grainger, Inc. (Trading Companies & Distributors)	222	66,806
Wabtec Corp. (Machinery)	691	50,941
Waste Management, Inc. (Commercial Services & Supplies)	1,927	200,234
Watsco, Inc. (Trading Companies & Distributors)	160	22,914
Welbilt, Inc.* (Machinery)	647	10,598
WESCO International, Inc.* (Trading Companies & Distributors)	230	12,192
WestRock Co. (Containers & Packaging)	1,263	48,436
WEX, Inc.* (IT Services)	212	40,702
Woodward, Inc. (Machinery)	276	26,190
Worldpay, Inc.* (IT Services)	1,491	169,229
XPO Logistics, Inc.* (Air Freight & Logistics)(a)	541	29,073
Xylem, Inc. (Machinery)	887	70,108
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	266	55,735
TOTAL COMMON STOCKS (Cost $8,087,321)		17,103,664

	Principal Amount	Value
Repurchase Agreements(b) (1.8%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $312,061	$312,000	$312,000
TOTAL REPURCHASE AGREEMENTS (Cost $312,000)		312,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	2,319	$2,319
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	24,720	24,720
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $27,039)		27,039

TOTAL INVESTMENT SECURITIES (Cost $8,426,360) - 101.0%		17,442,703
Net other assets (liabilities) - (1.0)%		(167,700)

NET ASSETS - 100.0%		$17,275,003

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $26,617.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	4/23/19	2.92%	$166,227	$4,258

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$3,251,646	18.8%
Air Freight & Logistics	752,124	4.4%
Building Products	476,499	2.8%
Chemicals	174,007	1.0%
Commercial Services & Supplies	499,282	2.9%
Construction & Engineering	195,237	1.1%
Construction Materials	167,205	1.0%
Containers & Packaging	568,411	3.3%
Electrical Equipment	737,732	4.3%
Electronic Equipment, Instruments & Components	887,598	5.1%
Industrial Conglomerates	1,803,393	10.4%
IT Services	3,035,198	17.6%
Life Sciences Tools & Services	52,805	0.3%
Machinery	2,295,692	13.3%
Marine	19,979	0.1%
Paper & Forest Products	16,383	0.1%
Professional Services	423,170	2.4%
Road & Rail	1,360,980	7.9%
Trading Companies & Distributors	370,577	2.1%
Transportation Infrastructure	15,746	0.1%
Other**	171,339	1.0%
Total	$17,275,003	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.4%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $6,440,263	$6,439,000	$6,439,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,439,000)		6,439,000

TOTAL INVESTMENT SECURITIES (Cost $6,439,000) - 98.4%		6,439,000
Net other assets (liabilities) - 1.6%		101,934

NET ASSETS - 100.0%		$6,540,934

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $968,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/29/19	2.72%	$2,958,764	$3,023
MSCI EAFE Index	UBS AG	4/29/19	3.22%	3,590,821	3,518
				$6,549,585	$6,541

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.7%)
2U, Inc.* (Software)	3,826	$271,072
8x8, Inc.* (Software)	9,882	199,616
Akamai Technologies, Inc.* (IT Services)	5,851	419,575
Alphabet, Inc.* - Class A (Interactive Media & Services)	814	957,988
Alphabet, Inc.* - Class C (Interactive Media & Services)	836	980,887
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,137	2,024,713
Arista Networks, Inc.* (Communications Equipment)	1,671	525,463
Blucora, Inc.* (Capital Markets)	5,912	197,343
Box, Inc.* - Class A (Software)	11,732	226,545
Citrix Systems, Inc. (Software)	4,236	422,159
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	4,017	217,922
Cornerstone OnDemand, Inc.* (Software)	4,221	231,226
DocuSign, Inc.* (Software)	2,884	149,507
Dropbox, Inc.* (Software)	8,728	190,270
E*TRADE Financial Corp. (Capital Markets)	8,727	405,195
eBay, Inc. (Internet & Direct Marketing Retail)	17,508	650,247
Ebix, Inc. (Software)	2,918	144,062
Endurance International Group Holdings, Inc.* (IT Services)	16,351	118,545
Etsy, Inc.* (Internet & Direct Marketing Retail)	5,189	348,805
Expedia, Inc. (Internet & Direct Marketing Retail)	3,702	440,538
Facebook, Inc.* - Class A (Interactive Media & Services)	8,967	1,494,709
GoDaddy, Inc.* - Class A (IT Services)	5,853	440,087
Groupon, Inc.* (Internet & Direct Marketing Retail)	49,160	174,518
GrubHub, Inc.* (Internet & Direct Marketing Retail)	4,358	302,750
Hubspot, Inc.* (Software)	1,961	325,938
j2 Global, Inc. (Software)	3,056	264,650
Juniper Networks, Inc. (Communications Equipment)	14,246	377,092
LogMeIn, Inc. (Software)	3,287	263,289
Netflix, Inc.* (Entertainment)	3,082	1,098,918
NETGEAR, Inc.* (Communications Equipment)	4,253	140,859
New Relic, Inc.* (Software)	2,756	272,017
Okta, Inc.* (IT Services)	3,993	330,341
PayPal Holdings, Inc.* (IT Services)	9,979	1,036,220
Salesforce.com, Inc.* (Software)	6,302	998,047
Snap, Inc.* (Interactive Media & Services)	34,588	381,160
TD Ameritrade Holding Corp. (Capital Markets)	8,398	419,815
TripAdvisor, Inc.* (Interactive Media & Services)	5,793	298,050
Twitter, Inc.* (Interactive Media & Services)	18,129	596,082
Veeva Systems, Inc.* - Class A (Health Care Technology)	4,030	511,246
VeriSign, Inc.* (IT Services)	2,913	528,884
Vonage Holdings Corp.* (Diversified Telecommunication Services)	20,501	205,830
TOTAL COMMON STOCKS (Cost $6,903,782)		19,582,180

	Principal Amount	Value
Repurchase Agreements(a) (4.0%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $826,162	$826,000	$826,000
TOTAL REPURCHASE AGREEMENTS (Cost $826,000)		826,000

TOTAL INVESTMENT SECURITIES (Cost $7,729,782) - 99.7%		20,408,180
Net other assets (liabilities) - 0.3%		64,347

NET ASSETS - 100.0%		$20,472,527

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/23/19	2.92%	$821,077	$4,637

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Capital Markets	$1,022,353	5.0%
Communications Equipment	1,043,414	5.1%
Diversified Telecommunication Services	423,752	2.1%
Entertainment	1,098,918	5.4%
Health Care Technology	511,246	2.5%
Interactive Media & Services	4,708,876	22.9%
Internet & Direct Marketing Retail	3,941,571	19.3%
IT Services	2,873,652	14.0%
Software	3,958,398	19.4%
Other**	890,347	4.3%
Total	$20,472,527	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (94.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $7,476,466	$7,475,000	$7,475,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,475,000)		7,475,000

TOTAL INVESTMENT SECURITIES (Cost $7,475,000) - 94.2%		7,475,000
Net other assets (liabilities) - 5.8%		458,353

NET ASSETS - 100.0%		$7,933,353

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	74	6/14/19	$7,881,000	$(81,642)

March 31, 2019 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.1%)
3M Co. (Industrial Conglomerates)	665	$138,174
Abbott Laboratories (Health Care Equipment & Supplies)	3,981	318,242
AbbVie, Inc. (Biotechnology)	1,738	140,065
ABIOMED, Inc.* (Health Care Equipment & Supplies)	102	29,130
Accenture PLC - Class A (IT Services)	664	116,877
Adobe Systems, Inc.* (Software)	1,105	294,471
Advance Auto Parts, Inc. (Specialty Retail)	106	18,076
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,996	50,938
Agilent Technologies, Inc. (Life Sciences Tools & Services)	381	30,625
Air Products & Chemicals, Inc. (Chemicals)	498	95,098
Akamai Technologies, Inc.* (IT Services)	370	26,533
Alexion Pharmaceuticals, Inc.* (Biotechnology)	506	68,401
Align Technology, Inc.* (Health Care Equipment & Supplies)	84	23,884
Allegion PLC (Building Products)	109	9,887
Alliance Data Systems Corp. (IT Services)	103	18,023
Alliant Energy Corp. (Electric Utilities)	305	14,375
Alphabet, Inc.* - Class A (Interactive Media & Services)	678	797,931
Alphabet, Inc.* - Class C (Interactive Media & Services)	697	817,797
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	935	1,665,000
Ameren Corp. (Multi-Utilities)	554	40,747
American Express Co. (Consumer Finance)	784	85,692
American Tower Corp. (Equity Real Estate Investment Trusts)	1,000	197,060
American Water Works Co., Inc. (Water Utilities)	258	26,899
Ameriprise Financial, Inc. (Capital Markets)	166	21,265
AMETEK, Inc. (Electrical Equipment)	515	42,730
Amgen, Inc. (Biotechnology)	931	176,872
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	257	24,271
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,132	51,483
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	451	47,477
ANSYS, Inc.* (Software)	190	34,715
Aon PLC (Insurance)	343	58,550
Apache Corp. (Oil, Gas & Consumable Fuels)	851	29,496
Apartment Investment & Management Co.* (Equity Real Estate Investment Trusts)	362	18,205
Aptiv PLC (Auto Components)	359	28,537
Arista Networks, Inc.* (Communications Equipment)	118	37,106
Arthur J. Gallagher & Co. (Insurance)	280	21,868
Atmos Energy Corp. (Gas Utilities)	156	16,057
Autodesk, Inc.* (Software)	496	77,287
Automatic Data Processing, Inc. (IT Services)	987	157,663
AutoZone, Inc.* (Specialty Retail)	57	58,375
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	213	42,755
Avery Dennison Corp. (Containers & Packaging)	86	9,718
Ball Corp. (Containers & Packaging)	508	29,393
Baxter International, Inc. (Health Care Equipment & Supplies)	464	37,728
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	384	95,896
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,115	424,882
Biogen, Inc.* (Biotechnology)	241	56,968
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	49	85,501
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	186	24,902
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,141	120,552
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,887	90,029
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	898	270,038
Broadridge Financial Solutions, Inc. (IT Services)	262	27,167
Brown-Forman Corp. - Class B (Beverages)	377	19,898
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	662	17,278
Cadence Design Systems, Inc.* (Software)	375	23,816
CarMax, Inc.* (Specialty Retail)	173	12,075
CBOE Holdings, Inc. (Capital Markets)	254	24,242
Celanese Corp. — Series A (Chemicals)	154	15,186
Celgene Corp.* (Biotechnology)	748	70,566
Cerner Corp.* (Health Care Technology)	735	42,049
CF Industries Holdings, Inc. (Chemicals)	217	8,871
Charter Communications, Inc.* - Class A (Media)	169	58,628
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	55	39,067
Church & Dwight Co., Inc. (Household Products)	557	39,675
Cigna Corp. (Health Care Providers & Services)	491	78,963
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	129	9,017
Cincinnati Financial Corp. (Insurance)	165	14,174
Cintas Corp. (Commercial Services & Supplies)	192	38,805
Cisco Systems, Inc. (Communications Equipment)	9,975	538,550
Citrix Systems, Inc. (Software)	284	28,303
CMS Energy Corp. (Multi-Utilities)	360	19,994
Colgate-Palmolive Co. (Household Products)	1,113	76,285
Comcast Corp. - Class A (Media)	4,708	188,226
Comerica, Inc. (Banks)	166	12,171
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	250	27,740

	Shares		Value
Common Stocks, continued
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,571		$171,589
Constellation Brands, Inc. - Class A (Beverages)	377		66,099
Copart, Inc.* (Commercial Services & Supplies)	309		18,722
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	386		49,408
CSX Corp. (Road & Rail)	1,756		131,384
Danaher Corp. (Health Care Equipment & Supplies)	797		105,220
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	196		23,808
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	287		15,581
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	993		31,339
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	350		35,536
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	264		31,416
Discover Financial Services (Consumer Finance)	484		34,441
Dollar General Corp. (Multiline Retail)	596		71,103
Dominion Resources, Inc. (Multi-Utilities)	851		65,238
Duke Realty Corp. (Equity Real Estate Investment Trusts)	545		16,666
E*TRADE Financial Corp. (Capital Markets)	329		15,275
Eastman Chemical Co. (Chemicals)	171		12,975
Eaton Corp. PLC (Electrical Equipment)	461		37,138
eBay, Inc. (Internet & Direct Marketing Retail)	741		27,521
Ecolab, Inc. (Chemicals)	574		101,334
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	471		90,116
Electronic Arts, Inc.* (Entertainment)	326		33,131
Eli Lilly & Co. (Pharmaceuticals)	1,957		253,940
Equifax, Inc. (Professional Services)	167		19,790
Equinix, Inc. (Equity Real Estate Investment Trusts)	113		51,207
Equity Residential (Equity Real Estate Investment Trusts)	570		42,932
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	110		31,816
Eversource Energy (Electric Utilities)	395		28,025
Expedia, Inc. (Internet & Direct Marketing Retail)	164		19,516
Expeditors International of Washington, Inc. (Air Freight & Logistics)	389		29,525
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	190		19,363
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,376		434,380
F5 Networks, Inc.* (Communications Equipment)	135		21,186
Facebook, Inc.* - Class A (Interactive Media & Services)	5,406		901,126
Fastenal Co. (Trading Companies & Distributors)	648		41,673
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	81		11,166
FedEx Corp. (Air Freight & Logistics)	245		44,445
Fidelity National Information Services, Inc. (IT Services)	732		82,789
First Horizon National Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	373		37,472
Fiserv, Inc.* (IT Services)	887		78,304
FleetCor Technologies, Inc.* (IT Services)	117		28,851
Flowserve Corp. (Machinery)	157		7,087
FMC Corp. (Chemicals)	134		10,294
Foot Locker, Inc. (Specialty Retail)	125		7,575
Fortinet, Inc.* (Software)	329		27,626
Fox Corp.* - Class A (Media)	368		13,509
Fox Corp.* - Class B (Media)	169		6,064
Freeport-McMoRan, Inc. (Metals & Mining)	1,478		19,051
Garmin, Ltd. (Household Durables)	170		14,679
Gartner, Inc.* (IT Services)	203		30,791
Global Payments, Inc. (IT Services)	357		48,738
H & R Block, Inc. (Diversified Consumer Services)	289		6,919
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	360		6,437
Harris Corp. (Aerospace & Defense)	139		22,200
Hasbro, Inc. (Leisure Products)	150		12,753
HCA Holdings, Inc. (Health Care Providers & Services)	605		78,880
HCP, Inc. (Equity Real Estate Investment Trusts)	1,083		33,898
Henry Schein, Inc.* (Health Care Providers & Services)	154		9,257
Hess Corp. (Oil, Gas & Consumable Fuels)	317		19,093
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	664		55,185
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	356		17,540
Hologic, Inc.* (Health Care Equipment & Supplies)	334		16,166
Honeywell International, Inc. (Industrial Conglomerates)	826		131,268
Hormel Foods Corp. (Food Products)	618		27,662
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	789		14,912
Humana, Inc. (Health Care Providers & Services)	307		81,662
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	195		43,602
IHS Markit, Ltd.* (Professional Services)	824		44,808
Illinois Tool Works, Inc. (Machinery)	274		39,327
Illumina, Inc.* (Life Sciences Tools & Services)	333		103,460
Incyte Corp.* (Biotechnology)	193		16,600
Ingersoll-Rand PLC (Machinery)	549		59,265
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,827		366,610
Intercontinental Exchange, Inc. (Capital Markets)	1,288		98,069
Intuit, Inc. (Software)	587		153,448
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	259		147,780
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	262		37,689
J.B. Hunt Transport Services, Inc. (Road & Rail)	132		13,370
Jack Henry & Associates, Inc. (IT Services)	84		11,654
Johnson & Johnson (Pharmaceuticals)	3,561		497,792
Kansas City Southern Industries, Inc. (Road & Rail)	101		11,714

	Shares	Value
Common Stocks, continued
Kellogg Co. (Food Products)	569	$32,649
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	425	37,060
Kimberly-Clark Corp. (Household Products)	421	52,162
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	206	24,598
L3 Technologies, Inc. (Aerospace & Defense)	106	21,875
Lamb Weston Holding, Inc. (Food Products)	332	24,880
Linde PLC (Chemicals)	837	147,254
Lockheed Martin Corp. (Aerospace & Defense)	334	100,253
Lowe’s Cos., Inc. (Specialty Retail)	835	91,407
Macy’s, Inc. (Multiline Retail)	293	7,041
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,855	30,997
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	256	32,063
Marsh & McLennan Cos., Inc. (Insurance)	721	67,701
Martin Marietta Materials, Inc. (Construction Materials)	81	16,296
Masco Corp. (Building Products)	314	12,344
MasterCard, Inc. - Class A (IT Services)	2,045	481,495
Mattel, Inc.* (Leisure Products)	384	4,992
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	372	19,779
McCormick & Co., Inc. (Food Products)	278	41,875
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,734	329,287
Medtronic PLC (Health Care Equipment & Supplies)	3,039	276,792
Merck & Co., Inc. (Pharmaceuticals)	5,850	486,545
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	36	26,028
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	274	22,731
Microsoft Corp. (Software)	17,385	2,050,387
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	145	15,853
Monster Beverage Corp.* (Beverages)	886	48,358
Moody’s Corp. (Capital Markets)	185	33,502
Motorola Solutions, Inc. (Communications Equipment)	371	52,096
MSCI, Inc. - Class A (Capital Markets)	191	37,978
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	560	38,830
Netflix, Inc.* (Entertainment)	989	352,638
Newell Rubbermaid, Inc. (Household Durables)	458	7,026
NextEra Energy, Inc. (Electric Utilities)	1,084	209,559
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,455	122,525
Nordstrom, Inc. (Multiline Retail)	119	5,281
Norfolk Southern Corp. (Road & Rail)	418	78,120
Northern Trust Corp. (Capital Markets)	262	23,687
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	637	27,060
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	728	130,720
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,698	112,408
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	532	37,155
Oracle Corp. (Software)	2,887	155,061
O’Reilly Automotive, Inc.* (Specialty Retail)	178	69,117
Paychex, Inc. (IT Services)	449	36,010
PayPal Holdings, Inc.* (IT Services)	2,658	276,007
PepsiCo, Inc. (Beverages)	1,942	237,993
PerkinElmer, Inc. (Life Sciences Tools & Services)	131	12,623
Pfizer, Inc. (Pharmaceuticals)	12,582	534,357
Philip Morris International, Inc. (Tobacco)	1,796	158,748
Pinnacle West Capital Corp. (Electric Utilities)	254	24,277
PPG Industries, Inc. (Chemicals)	246	27,766
Public Storage (Equity Real Estate Investment Trusts)	340	74,045
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,426	81,325
Raytheon Co. (Aerospace & Defense)	275	50,072
Realty Income Corp. (Equity Real Estate Investment Trusts)	503	37,001
Red Hat, Inc.* (Software)	401	73,263
Regency Centers Corp. (Equity Real Estate Investment Trusts)	171	11,541
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	105	43,115
Republic Services, Inc. - Class A (Commercial Services & Supplies)	210	16,880
ResMed, Inc. (Health Care Equipment & Supplies)	325	33,790
Robert Half International, Inc. (Professional Services)	124	8,080
Rockwell Automation, Inc. (Electrical Equipment)	135	23,687
Rollins, Inc. (Commercial Services & Supplies)	334	13,901
Roper Technologies, Inc. (Industrial Conglomerates)	235	80,363
Ross Stores, Inc. (Specialty Retail)	479	44,595
S&P Global, Inc. (Capital Markets)	563	118,541
Salesforce.com, Inc.* (Software)	1,734	274,614
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	148	29,550
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	372	17,815
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	469	85,456
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	241	19,878
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,437	106,827
Stryker Corp. (Health Care Equipment & Supplies)	414	81,773
SVB Financial Group* (Banks)	119	26,461
Synopsys, Inc.* (Software)	193	22,224
Sysco Corp. (Food & Staples Retailing)	674	44,996
T. Rowe Price Group, Inc. (Capital Markets)	268	26,832
Take-Two Interactive Software, Inc.* (Entertainment)	256	24,159
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	440	14,296
Teleflex, Inc. (Health Care Equipment & Supplies)	104	31,425

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,404	$148,922
The Boeing Co. (Aerospace & Defense)	1,191	454,271
The Charles Schwab Corp. (Capital Markets)	1,398	59,778
The Clorox Co. (Household Products)	290	46,533
The Coca-Cola Co. (Beverages)	4,534	212,464
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	48	14,216
The Estee Lauder Cos., Inc. - Class A (Personal Products)	336	55,625
The Hershey Co. (Food Products)	192	22,047
The Home Depot, Inc. (Specialty Retail)	1,177	225,856
The Mosaic Co. (Chemicals)	378	10,323
The Nasdaq OMX Group, Inc. (Capital Markets)	184	16,098
The Procter & Gamble Co. (Household Products)	3,174	330,255
The Progressive Corp. (Insurance)	701	50,535
The Sherwin-Williams Co. (Chemicals)	115	49,532
The TJX Cos., Inc. (Specialty Retail)	2,804	149,201
The Walt Disney Co. (Entertainment)	2,217	246,172
The Western Union Co. (IT Services)	415	7,665
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	912	249,632
Tiffany & Co. (Specialty Retail)	111	11,716
Torchmark Corp. (Insurance)	103	8,441
Total System Services, Inc. (IT Services)	251	23,848
Tractor Supply Co. (Specialty Retail)	275	26,884
TransDigm Group, Inc.* (Aerospace & Defense)	110	49,939
TripAdvisor, Inc.* (Interactive Media & Services)	156	8,026
Twitter, Inc.* (Interactive Media & Services)	1,651	54,285
U.S. Bancorp (Banks)	3,409	164,279
UDR, Inc. (Equity Real Estate Investment Trusts)	343	15,593
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	128	44,637
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	277	5,856
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	284	5,359
Union Pacific Corp. (Road & Rail)	1,639	274,041
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	789	88,163
United Rentals, Inc.* (Trading Companies & Distributors)	96	10,968
United Technologies Corp. (Aerospace & Defense)	882	113,681
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	108	14,447
V.F. Corp. (Textiles, Apparel & Luxury Goods)	735	63,879
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	206	29,194
VeriSign, Inc.* (IT Services)	239	43,393
Verisk Analytics, Inc. - Class A (Professional Services)	256	34,048
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,363	553,634
Vertex Pharmaceuticals, Inc.* (Biotechnology)	579	106,507
Visa, Inc. - Class A (IT Services)	3,966	619,449
Vornado Realty Trust (Equity Real Estate Investment Trusts)	200	13,488
Vulcan Materials Co. (Construction Materials)	143	16,931
W.W. Grainger, Inc. (Trading Companies & Distributors)	102	30,695
Wabtec Corp. (Machinery)	146	10,763
Waste Management, Inc. (Commercial Services & Supplies)	883	91,753
Waters Corp.* (Life Sciences Tools & Services)	97	24,416
WEC Energy Group, Inc. (Multi-Utilities)	343	27,124
WellCare Health Plans, Inc.* (Health Care Providers & Services)	113	30,482
Welltower, Inc. (Equity Real Estate Investment Trusts)	875	67,900
Xcel Energy, Inc. (Electric Utilities)	524	29,454
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	574	72,777
Xylem, Inc. (Machinery)	407	32,169
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	694	69,268
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	463	59,125
Zoetis, Inc. (Pharmaceuticals)	597	60,100
TOTAL COMMON STOCKS (Cost $14,564,521)		28,547,558

	Principal Amount	Value
Repurchase Agreements(c) (0.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $27,005	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000

TOTAL INVESTMENT SECURITIES (Cost $14,591,521) - 100.2%		28,574,558
Net other assets (liabilities) - (0.2)%		(43,134)

NET ASSETS - 100.0%		$28,531,424

*                           Non-income producing security.

(a)                   Number of shares is less than 0.50

(b)                   Amount is less than $0.50.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$812,291	2.8%
Air Freight & Logistics	162,133	0.6%
Auto Components	28,537	0.1%
Banks	240,383	0.8%
Beverages	584,812	2.0%
Biotechnology	679,094	2.4%
Building Products	22,231	0.1%
Capital Markets	475,267	1.7%
Chemicals	478,633	1.7%
Commercial Services & Supplies	180,061	0.6%
Communications Equipment	648,938	2.3%
Construction Materials	33,227	0.1%
Consumer Finance	120,133	0.4%
Containers & Packaging	39,111	0.1%
Diversified Consumer Services	6,919	NM
Diversified Financial Services	424,882	1.5%
Diversified Telecommunication Services	553,634	1.9%
Electric Utilities	305,690	1.1%
Electrical Equipment	103,555	0.4%
Electronic Equipment, Instruments & Components	61,331	0.2%
Entertainment	656,100	2.3%
Equity Real Estate Investment Trusts	936,133	3.3%
Food & Staples Retailing	44,996	0.2%
Food Products	149,113	0.5%
Gas Utilities	16,057	0.1%
Health Care Equipment & Supplies	1,554,631	5.4%
Health Care Providers & Services	309,272	1.1%
Health Care Technology	42,049	0.1%
Hotels, Restaurants & Leisure	655,505	2.3%
Household Durables	21,705	0.1%
Household Products	544,910	1.9%
Independent Power and Renewable Electricity Producers	27,060	0.1%
Industrial Conglomerates	349,805	1.2%
Insurance	221,269	0.8%
Interactive Media & Services	2,579,165	9.1%
Internet & Direct Marketing Retail	1,797,538	6.2%
IT Services	2,115,257	7.4%
Leisure Products	17,745	0.1%
Life Sciences Tools & Services	484,473	1.7%
Machinery	148,611	0.5%
Media	266,427	0.9%
Metals & Mining	19,051	0.1%
Multiline Retail	83,425	0.3%
Multi-Utilities	153,103	0.5%
Oil, Gas & Consumable Fuels	1,025,051	3.6%
Personal Products	55,625	0.2%
Pharmaceuticals	1,922,763	6.8%
Professional Services	106,726	0.4%
Road & Rail	508,629	1.8%
Semiconductors & Semiconductor Equipment	1,255,793	4.4%
Software	3,215,215	11.2%
Specialty Retail	759,514	2.7%
Technology Hardware, Storage & Peripherals	56,645	0.2%
Textiles, Apparel & Luxury Goods	218,352	0.8%
Tobacco	158,748	0.6%
Trading Companies & Distributors	83,336	0.3%
Water Utilities	26,899	0.1%
Other**	(16,134)	(0.1)%
Total	$28,531,424	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3M Co. (Industrial Conglomerates)	441	$91,631
A.O. Smith Corp. (Building Products)	222	11,837
AbbVie, Inc. (Biotechnology)	1,107	89,213
Accenture PLC - Class A (IT Services)	538	94,699
Activision Blizzard, Inc. (Entertainment)	1,195	54,408
Advance Auto Parts, Inc. (Specialty Retail)	39	6,651
Affiliated Managers Group, Inc. (Capital Markets)	81	8,676
Aflac, Inc. (Insurance)	1,174	58,700
Agilent Technologies, Inc. (Life Sciences Tools & Services)	233	18,728
Alaska Air Group, Inc. (Airlines)	193	10,831
Albemarle Corp. (Chemicals)	165	13,527
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	176	25,091
Align Technology, Inc.* (Health Care Equipment & Supplies)	56	15,922
Allegion PLC (Building Products)	72	6,531
Allergan PLC (Pharmaceuticals)	489	71,595
Alliant Energy Corp. (Electric Utilities)	159	7,494
Altria Group, Inc. (Tobacco)	2,932	168,385
American Airlines Group, Inc. (Airlines)	625	19,850
American Electric Power Co., Inc. (Electric Utilities)	772	64,655
American Express Co. (Consumer Finance)	541	59,131
American International Group, Inc. (Insurance)	1,359	58,519
American Water Works Co., Inc. (Water Utilities)	105	10,947
Ameriprise Financial, Inc. (Capital Markets)	97	12,426
AmerisourceBergen Corp. (Health Care Providers & Services)	244	19,403
Amgen, Inc. (Biotechnology)	331	62,883
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	289	27,293
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	265	27,897
Anthem, Inc. (Health Care Providers & Services)	402	115,366
Aon PLC (Insurance)	139	23,727
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7,007	1,330,979
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,485	58,895
Aptiv PLC (Auto Components)	159	12,639
Archer-Daniels-Midland Co. (Food Products)	876	37,782
Arconic, Inc. (Aerospace & Defense)	675	12,899
Arthur J. Gallagher & Co. (Insurance)	95	7,420
Assurant, Inc. (Insurance)	81	7,688
AT&T, Inc. (Diversified Telecommunication Services)	11,389	357,159
Atmos Energy Corp. (Gas Utilities)	75	7,720
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	69	13,850
Avery Dennison Corp. (Containers & Packaging)	72	8,136
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	803	22,259
Ball Corp. (Containers & Packaging)	173	10,010
Bank of America Corp. (Banks)	14,050	387,639
Baxter International, Inc. (Health Care Equipment & Supplies)	425	34,557
BB&T Corp. (Banks)	1,194	55,557
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	156	38,958
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,582	317,808
Best Buy Co., Inc. (Specialty Retail)	366	26,008
Biogen, Inc.* (Biotechnology)	142	33,566
BlackRock, Inc. - Class A (Capital Markets)	190	81,200
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	37	64,561
BorgWarner, Inc. (Auto Components)	325	12,483
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	114	15,262
Brighthouse Financial, Inc.* (Insurance)	182	6,605
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,251	59,685
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	214	18,616
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	205	5,351
Cadence Design Systems, Inc.* (Software)	180	11,432
Campbell Soup Co. (Food Products)	301	11,477
Capital One Financial Corp. (Consumer Finance)	732	59,797
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	239	10,934
Cardinal Health, Inc. (Health Care Providers & Services)	466	22,438
CarMax, Inc.* (Specialty Retail)	146	10,191
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	626	31,751
Caterpillar, Inc. (Machinery)	900	121,941
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	488	24,132
CBS Corp. - Class B (Media)	544	25,856
Celanese Corp. — Series A (Chemicals)	94	9,269
Celgene Corp.* (Biotechnology)	582	54,906
Centene Corp.* (Health Care Providers & Services)	646	34,303
CenterPoint Energy, Inc. (Multi-Utilities)	784	24,069
CenturyLink, Inc. (Diversified Telecommunication Services)	1,487	17,829
CF Industries Holdings, Inc. (Chemicals)	199	8,135
Charter Communications, Inc.* - Class A (Media)	155	53,771
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,972	366,090
Chubb, Ltd. (Insurance)	717	100,436
Cigna Corp. (Health Care Providers & Services)	256	41,170
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	70	4,893
Cincinnati Financial Corp. (Insurance)	123	10,566

	Shares		Value
Common Stocks, continued
Citigroup, Inc. (Banks)	3,678		$228,845
Citizens Financial Group, Inc. (Banks)	720		23,400
CME Group, Inc. (Capital Markets)	560		92,165
CMS Energy Corp. (Multi-Utilities)	195		10,830
Cognizant Technology Solutions Corp. (IT Services)	900		65,205
Colgate-Palmolive Co. (Household Products)	580		39,753
Comcast Corp. - Class A (Media)	3,815		152,523
Comerica, Inc. (Banks)	134		9,825
ConAgra Foods, Inc. (Food Products)	760		21,082
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	141		15,645
Consolidated Edison, Inc. (Multi-Utilities)	502		42,575
Copart, Inc.* (Commercial Services & Supplies)	101		6,120
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,231		40,746
Costco Wholesale Corp. (Food & Staples Retailing)	689		166,834
Coty, Inc. (Personal Products)(a)	705		8,108
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	384		49,152
Cummins, Inc. (Machinery)	226		35,679
CVS Health Corp. (Health Care Providers & Services)	2,029		109,424
D.R. Horton, Inc. (Household Durables)	532		22,015
Danaher Corp. (Health Care Equipment & Supplies)	432		57,034
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	58		7,045
Deere & Co. (Machinery)	498		79,600
Delta Air Lines, Inc. (Airlines)	966		49,894
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	348		17,257
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	143		17,017
Discover Financial Services (Consumer Finance)	180		12,809
Discovery Communications, Inc.* - Class A (Media)	246		6,647
Discovery Communications, Inc.* - Class C (Media)	564		14,337
Dish Network Corp.* - Class A (Media)	359		11,377
Dollar Tree, Inc.* (Multiline Retail)	372		39,075
Dominion Resources, Inc. (Multi-Utilities)	663		50,826
Dover Corp. (Machinery)	227		21,293
DowDuPont, Inc. (Chemicals)	3,527		188,025
DTE Energy Co. (Multi-Utilities)	285		35,551
Duke Energy Corp. (Electric Utilities)	1,137		102,329
Duke Realty Corp. (Equity Real Estate Investment Trusts)	185		5,657
DXC Technology Co. (IT Services)	420		27,010
E*TRADE Financial Corp. (Capital Markets)	158		7,336
Eastman Chemical Co. (Chemicals)	101		7,664
Eaton Corp. PLC (Electrical Equipment)	345		27,793
eBay, Inc. (Internet & Direct Marketing Retail)	834		30,975
Edison International (Electric Utilities)	510		31,579
Electronic Arts, Inc.* (Entertainment)	244		24,798
Emerson Electric Co. (Electrical Equipment)	961		65,800
Entergy Corp. (Electric Utilities)	297		28,402
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	907		86,328
Equifax, Inc. (Professional Services)	74		8,769
Equinix, Inc. (Equity Real Estate Investment Trusts)	52		23,564
Equity Residential (Equity Real Estate Investment Trusts)	185		13,934
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	27		7,809
Everest Re Group, Ltd. (Insurance)	64		13,821
Evergy, Inc. (Electric Utilities)	398		23,104
Eversource Energy (Electric Utilities)	223		15,822
Exelon Corp. (Electric Utilities)	1,517		76,047
Expedia, Inc. (Internet & Direct Marketing Retail)	69		8,211
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	68		6,930
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,916		235,612
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	60		8,271
FedEx Corp. (Air Freight & Logistics)	207		37,552
Fifth Third Bancorp (Banks)	1,012		25,523
First Horizon National Corp. (Banks)	—	(b)	7
FirstEnergy Corp. (Electric Utilities)	788		32,789
FleetCor Technologies, Inc.* (IT Services)	54		13,316
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	212		10,087
Flowserve Corp. (Machinery)	96		4,333
Fluor Corp. (Construction & Engineering)	218		8,022
FMC Corp. (Chemicals)	118		9,065
Foot Locker, Inc. (Specialty Retail)	90		5,454
Ford Motor Co. (Automobiles)	6,112		53,663
Fortive Corp. (Machinery)	461		38,673
Fortune Brands Home & Security, Inc. (Building Products)	220		10,474
Fox Corp.* - Class A (Media)	298		10,940
Fox Corp.* - Class B (Media)	137		4,916
Franklin Resources, Inc. (Capital Markets)	462		15,311
Freeport-McMoRan, Inc. (Metals & Mining)	1,247		16,074
Garmin, Ltd. (Household Durables)	72		6,217
General Dynamics Corp. (Aerospace & Defense)	424		71,775
General Electric Co. (Industrial Conglomerates)	13,616		136,024
General Mills, Inc. (Food Products)	933		48,283
General Motors Co. (Automobiles)	2,050		76,055
Genuine Parts Co. (Distributors)	228		25,543
Gilead Sciences, Inc. (Biotechnology)	1,995		129,696
H & R Block, Inc. (Diversified Consumer Services)	122		2,921
Halliburton Co. (Energy Equipment & Services)	1,365		39,995
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	317		5,668
Harley-Davidson, Inc. (Automobiles)	250		8,915
Harris Corp. (Aerospace & Defense)	89		14,214
Hartford Financial Services Group, Inc. (Insurance)	562		27,943
Hasbro, Inc. (Leisure Products)	78		6,632
Helmerich & Payne, Inc. (Energy Equipment & Services)	171		9,501

	Shares	Value
Common Stocks, continued
Henry Schein, Inc.* (Health Care Providers & Services)	130	$7,814
Hess Corp. (Oil, Gas & Consumable Fuels)	179	10,781
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,154	33,236
Hologic, Inc.* (Health Care Equipment & Supplies)	188	9,099
Honeywell International, Inc. (Industrial Conglomerates)	570	90,584
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	614	11,605
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,399	46,613
Huntington Bancshares, Inc. (Banks)	1,637	20,757
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	65	13,468
Illinois Tool Works, Inc. (Machinery)	283	40,619
Incyte Corp.* (Biotechnology)	145	12,471
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,321	124,638
International Business Machines Corp. (IT Services)	1,392	196,410
International Flavors & Fragrances, Inc. (Chemicals)	158	20,349
International Paper Co. (Containers & Packaging)	626	28,964
Invesco, Ltd. (Capital Markets)	621	11,992
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	56	8,500
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	67	9,638
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	448	15,886
J.B. Hunt Transport Services, Inc. (Road & Rail)	45	4,558
Jack Henry & Associates, Inc. (IT Services)	63	8,741
Jacobs Engineering Group, Inc. (Construction & Engineering)	183	13,760
Jefferies Financial Group, Inc. (Diversified Financial Services)	411	7,723
Johnson & Johnson (Pharmaceuticals)	1,708	238,762
Johnson Controls International PLC (Building Products)	1,428	52,750
JPMorgan Chase & Co. (Banks)	5,121	518,398
Juniper Networks, Inc. (Communications Equipment)	544	14,400
Kansas City Southern Industries, Inc. (Road & Rail)	88	10,206
KeyCorp (Banks)	1,577	24,838
Kimberly-Clark Corp. (Household Products)	248	30,727
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	659	12,192
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,045	60,930
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	116	13,852
Kohl’s Corp. (Multiline Retail)	258	17,743
L Brands, Inc. (Specialty Retail)	357	9,846
L3 Technologies, Inc. (Aerospace & Defense)	51	10,525
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	154	23,559
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	239	42,783
Leggett & Platt, Inc. (Household Durables)	205	8,655
Lennar Corp. - Class A (Household Durables)	447	21,943
Lincoln National Corp. (Insurance)	320	18,784
Linde PLC (Chemicals)	284	49,964
LKQ Corp.* (Distributors)	492	13,963
Lockheed Martin Corp. (Aerospace & Defense)	154	46,225
Loews Corp. (Insurance)	428	20,514
Lowe’s Cos., Inc. (Specialty Retail)	677	74,111
LyondellBasell Industries N.V. - Class A (Chemicals)	476	40,022
M&T Bank Corp. (Banks)	217	34,073
Macy’s, Inc. (Multiline Retail)	279	6,704
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,054	63,082
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	265	33,188
Marsh & McLennan Cos., Inc. (Insurance)	292	27,419
Martin Marietta Materials, Inc. (Construction Materials)	42	8,450
Masco Corp. (Building Products)	244	9,592
Mattel, Inc.* (Leisure Products)	276	3,588
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	171	9,092
McKesson Corp. (Health Care Providers & Services)	300	35,118
MetLife, Inc. (Insurance)	1,497	63,727
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	10,122
MGM Resorts International (Hotels, Restaurants & Leisure)	798	20,477
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	182	15,099
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,753	72,451
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	78	8,528
Mohawk Industries, Inc.* (Household Durables)	96	12,110
Molson Coors Brewing Co. - Class B (Beverages)	294	17,537
Mondelez International, Inc. - Class A (Food Products)	2,259	112,769
Moody’s Corp. (Capital Markets)	133	24,085
Morgan Stanley (Capital Markets)	2,032	85,750
Mylan N.V.* (Pharmaceuticals)	807	22,870
National Oilwell Varco, Inc. (Energy Equipment & Services)	600	15,984
Nektar Therapeutics* (Pharmaceuticals)	272	9,139
Newell Rubbermaid, Inc. (Household Durables)	292	4,479
Newmont Mining Corp. (Metals & Mining)	833	29,797
News Corp. - Class A (Media)	603	7,501
News Corp. - Class B (Media)	194	2,423
Nielsen Holdings PLC (Professional Services)	556	13,161
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	965	81,263
NiSource, Inc. (Multi-Utilities)	583	16,709
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	756	18,696

	Shares	Value
Common Stocks, continued
Nordstrom, Inc. (Multiline Retail)	91	$4,039
Norfolk Southern Corp. (Road & Rail)	130	24,296
Northern Trust Corp. (Capital Markets)	161	14,556
Northrop Grumman Corp. (Aerospace & Defense)	265	71,444
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	340	18,686
Nucor Corp. (Metals & Mining)	478	27,891
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	446	80,084
Omnicom Group, Inc. (Media)	350	25,547
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	277	19,346
Oracle Corp. (Software)	1,993	107,044
PACCAR, Inc. (Machinery)	542	36,932
Packaging Corp. of America (Containers & Packaging)	148	14,708
Parker-Hannifin Corp. (Machinery)	202	34,667
Paychex, Inc. (IT Services)	190	15,238
Pentair PLC (Machinery)	247	10,994
People’s United Financial, Inc. (Banks)	591	9,716
PepsiCo, Inc. (Beverages)	857	105,025
PerkinElmer, Inc. (Life Sciences Tools & Services)	83	7,998
Perrigo Co. PLC (Pharmaceuticals)	196	9,439
Philip Morris International, Inc. (Tobacco)	1,191	105,272
Phillips 66 (Oil, Gas & Consumable Fuels)	656	62,432
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	263	40,050
PNC Financial Services Group, Inc. (Banks)	710	87,089
PPG Industries, Inc. (Chemicals)	199	22,461
PPL Corp. (Electric Utilities)	1,128	35,803
Principal Financial Group, Inc. (Insurance)	405	20,327
Prologis, Inc. (Equity Real Estate Investment Trusts)	986	70,942
Prudential Financial, Inc. (Insurance)	640	58,803
Public Service Enterprise Group, Inc. (Multi-Utilities)	791	46,993
PulteGroup, Inc. (Household Durables)	399	11,156
PVH Corp. (Textiles, Apparel & Luxury Goods)	118	14,390
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	192	13,772
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	909	51,840
Quanta Services, Inc. (Construction & Engineering)	221	8,341
Quest Diagnostics, Inc. (Health Care Providers & Services)	210	18,883
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	82	10,634
Raymond James Financial, Inc. (Capital Markets)	199	16,002
Raytheon Co. (Aerospace & Defense)	252	45,884
Realty Income Corp. (Equity Real Estate Investment Trusts)	128	9,416
Regency Centers Corp. (Equity Real Estate Investment Trusts)	144	9,719
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	50	20,531
Regions Financial Corp. (Banks)	1,592	22,527
Republic Services, Inc. - Class A (Commercial Services & Supplies)	192	15,433
Robert Half International, Inc. (Professional Services)	101	6,581
Rockwell Automation, Inc. (Electrical Equipment)	93	16,318
Ross Stores, Inc. (Specialty Retail)	249	23,182
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	268	30,718
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	74	14,775
Schlumberger, Ltd. (Energy Equipment & Services)	2,168	94,460
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	144	6,896
Sealed Air Corp. (Containers & Packaging)	243	11,193
Sempra Energy (Multi-Utilities)	429	53,993
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	159	28,971
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	106	8,743
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	131	11,780
Snap-on, Inc. (Machinery)	87	13,617
Southwest Airlines Co. (Airlines)	778	40,386
Stanley Black & Decker, Inc. (Machinery)	237	32,272
Starbucks Corp. (Hotels, Restaurants & Leisure)	953	70,846
State Street Corp. (Capital Markets)	592	38,960
Stryker Corp. (Health Care Equipment & Supplies)	198	39,109
SunTrust Banks, Inc. (Banks)	693	41,060
Symantec Corp. (Software)	1,000	22,990
Synchrony Financial (Consumer Finance)	1,022	32,602
Synopsys, Inc.* (Software)	101	11,630
Sysco Corp. (Food & Staples Retailing)	273	18,225
T. Rowe Price Group, Inc. (Capital Markets)	185	18,522
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	150	4,874
Target Corp. (Multiline Retail)	816	65,492
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	530	42,797
TechnipFMC PLC (Energy Equipment & Services)	666	15,664
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	499	52,929
Textron, Inc. (Aerospace & Defense)	367	18,592
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,036	18,731
The Allstate Corp. (Insurance)	519	48,879
The Bank of New York Mellon Corp. (Capital Markets)	1,374	69,291
The Charles Schwab Corp. (Capital Markets)	891	38,099
The Coca-Cola Co. (Beverages)	2,889	135,379
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	44	13,031
The Estee Lauder Cos., Inc. - Class A (Personal Products)	109	18,044
The Gap, Inc. (Specialty Retail)	334	8,744
The Goldman Sachs Group, Inc. (Capital Markets)	536	102,906
The Hershey Co. (Food Products)	85	9,761
The Home Depot, Inc. (Specialty Retail)	954	183,063
The Interpublic Group of Cos., Inc. (Media)	602	12,648

	Shares	Value
Common Stocks, continued
The JM Smucker Co. - Class A (Food Products)	178	$20,737
The Kraft Heinz Co. (Food Products)	973	31,768
The Kroger Co. (Food & Staples Retailing)	1,248	30,701
The Macerich Co. (Equity Real Estate Investment Trusts)	166	7,196
The Mosaic Co. (Chemicals)	294	8,029
The Nasdaq OMX Group, Inc. (Capital Markets)	54	4,724
The Procter & Gamble Co. (Household Products)	1,722	179,175
The Progressive Corp. (Insurance)	429	30,927
The Sherwin-Williams Co. (Chemicals)	48	20,674
The Southern Co. (Electric Utilities)	1,618	83,618
The Travelers Cos., Inc. (Insurance)	412	56,510
The Walt Disney Co. (Entertainment)	1,205	133,750
The Western Union Co. (IT Services)	395	7,296
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,894	54,396
Tiffany & Co. (Specialty Retail)	93	9,816
Torchmark Corp. (Insurance)	87	7,130
Total System Services, Inc. (IT Services)	81	7,696
TripAdvisor, Inc.* (Interactive Media & Services)	53	2,727
Tyson Foods, Inc. - Class A (Food Products)	462	32,077
UDR, Inc. (Equity Real Estate Investment Trusts)	194	8,819
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	103	2,177
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	105	1,981
United Continental Holdings, Inc.* (Airlines)	350	27,923
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	544	60,786
United Rentals, Inc.* (Trading Companies & Distributors)	59	6,741
United Technologies Corp. (Aerospace & Defense)	659	84,939
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,501	371,137
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	56	7,491
Unum Group (Insurance)	336	11,367
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	653	55,394
Ventas, Inc. (Equity Real Estate Investment Trusts)	557	35,542
Verisk Analytics, Inc. - Class A (Professional Services)	79	10,507
Viacom, Inc. - Class B (Entertainment)	553	15,523
Vornado Realty Trust (Equity Real Estate Investment Trusts)	133	8,970
Vulcan Materials Co. (Construction Materials)	107	12,668
Wabtec Corp. (Machinery)	113	8,330
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,254	79,341
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,226	217,102
Waters Corp.* (Life Sciences Tools & Services)	45	11,327
WEC Energy Group, Inc. (Multi-Utilities)	257	20,324
Wells Fargo & Co. (Banks)	6,404	309,441
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	455	21,867
WestRock Co. (Containers & Packaging)	399	15,302
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,168	30,765
Whirlpool Corp. (Household Durables)	100	13,289
Willis Towers Watson PLC (Insurance)	202	35,481
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	152	18,137
Xcel Energy, Inc. (Electric Utilities)	442	24,845
Xerox Corp. (Technology Hardware, Storage & Peripherals)	313	10,010
Zions Bancorp (Banks)	291	13,214
Zoetis, Inc. (Pharmaceuticals)	337	33,926
TOTAL COMMON STOCKS (Cost $12,370,670)		17,233,150

	Principal Amount	Value
Repurchase Agreements(c) (0.6%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $112,022	$112,000	$112,000
TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(d)	633	$633
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(d)	6,746	6,746
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,379)		7,379

TOTAL INVESTMENT SECURITIES (Cost $12,490,049) - 100.6%		17,352,529
Net other assets (liabilities) - (0.6)%		(95,458)

NET ASSETS - 100.0%		$17,257,071

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $7,222.

(b)                   Number of shares is less than 0.50

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$389,965	2.3%
Air Freight & Logistics	116,954	0.7%
Airlines	148,884	0.9%
Auto Components	25,122	0.1%
Automobiles	138,633	0.8%
Banks	1,811,909	10.6%
Beverages	257,941	1.5%
Biotechnology	403,266	2.3%
Building Products	91,184	0.5%
Capital Markets	642,001	3.7%
Chemicals	397,184	2.4%
Commercial Services & Supplies	21,553	0.1%
Communications Equipment	14,400	0.1%
Construction & Engineering	30,123	0.2%
Construction Materials	21,118	0.1%
Consumer Finance	164,339	1.0%
Containers & Packaging	88,313	0.5%
Distributors	39,506	0.2%
Diversified Consumer Services	2,921	NM
Diversified Financial Services	325,531	1.9%
Diversified Telecommunication Services	374,988	2.2%
Electric Utilities	526,487	3.1%
Electrical Equipment	109,911	0.6%
Electronic Equipment, Instruments & Components	129,423	0.7%
Energy Equipment & Services	197,863	1.1%
Entertainment	228,479	1.3%
Equity Real Estate Investment Trusts	471,643	2.8%
Food & Staples Retailing	512,203	2.9%
Food Products	325,736	1.9%
Gas Utilities	7,720	NM
Health Care Equipment & Supplies	224,967	1.3%
Health Care Providers & Services	806,106	4.7%
Hotels, Restaurants & Leisure	230,848	1.3%
Household Durables	99,864	0.6%
Household Products	249,655	1.4%
Independent Power and Renewable Electricity Producers	18,731	0.1%
Industrial Conglomerates	318,239	1.8%
Insurance	715,293	4.1%
Interactive Media & Services	2,727	NM
Internet & Direct Marketing Retail	103,747	0.6%
IT Services	435,611	2.5%
Leisure Products	10,220	0.1%
Life Sciences Tools & Services	57,813	0.3%
Machinery	478,950	2.9%
Media	328,486	1.9%
Metals & Mining	73,762	0.4%
Multiline Retail	133,053	0.8%
Multi-Utilities	301,870	1.7%
Oil, Gas & Consumable Fuels	1,099,026	6.4%
Personal Products	26,152	0.2%
Pharmaceuticals	445,416	2.6%
Professional Services	39,018	0.2%
Real Estate Management & Development	24,132	0.1%
Road & Rail	39,060	0.2%
Semiconductors & Semiconductor Equipment	572,075	3.3%
Software	153,096	0.9%
Specialty Retail	357,066	2.1%
Technology Hardware, Storage & Peripherals	1,449,601	8.5%
Textiles, Apparel & Luxury Goods	131,921	0.8%
Tobacco	273,657	1.6%
Trading Companies & Distributors	6,741	NM
Water Utilities	10,947	0.1%
Other**	23,921	NM
Total	$17,257,071	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.5%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $20,382,997	$20,379,000	$20,379,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,379,000)		20,379,000

TOTAL INVESTMENT SECURITIES (Cost $20,379,000) - 98.5%		20,379,000
Net other assets (liabilities) - 1.5%		319,955

NET ASSETS - 100.0%		$20,698,955

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $2,544,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

Value and
	Number			Unrealized
	of	Expiration		Appreciation/
	Contracts	Date	Notional Amount	(Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	18	6/24/19	$3,423,060	$25,974

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/19	2.87%	$4,530,441	$53,088
S&P MidCap 400	UBS AG	4/29/19	2.87%	12,708,119	148,913
				$17,238,560	$202,001

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Aaron’s, Inc. (Specialty Retail)	903	$47,498
ACI Worldwide, Inc.* (Software)	2,946	96,835
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,465	67,859
Allegheny Technologies, Inc.* (Metals & Mining)	3,187	81,492
AMC Networks, Inc.* - Class A (Media)	556	31,559
Amedisys, Inc.* (Health Care Providers & Services)	739	91,089
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	3,475	165,341
Apergy Corp.* (Energy Equipment & Services)	1,000	41,060
AptarGroup, Inc. (Containers & Packaging)	878	93,410
Aqua America, Inc. (Water Utilities)	2,078	75,722
ASGN, Inc.* (Professional Services)	1,335	84,759
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	1,203	51,344
BancorpSouth Bank (Banks)	1,104	31,155
Bank of Hawaii Corp. (Banks)	491	38,725
Bemis Co., Inc. (Containers & Packaging)	1,133	62,859
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	511	156,202
Bio-Techne Corp. (Life Sciences Tools & Services)	958	190,211
Black Hills Corp. (Multi-Utilities)	1,370	101,476
Blackbaud, Inc. (Software)	764	60,914
Brinker International, Inc. (Hotels, Restaurants & Leisure)	951	42,205
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,711	68,171
Brown & Brown, Inc. (Insurance)	5,888	173,756
Cable One, Inc. (Media)	78	76,548
Cabot Corp. (Chemicals)	845	35,177
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	5,779	43,631
Camden Property Trust (Equity Real Estate Investment Trusts)	1,446	146,769
Cantel Medical Corp. (Health Care Equipment & Supplies)	433	28,963
Carlisle Cos., Inc. (Industrial Conglomerates)	930	114,037
Cars.com, Inc.* (Interactive Media & Services)	771	17,579
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	589	59,365
Catalent, Inc.* (Pharmaceuticals)	2,105	85,442
CDK Global, Inc. (Software)	1,297	76,290
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	685	99,496
Chemed Corp. (Health Care Providers & Services)	405	129,628
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	12,978	40,232
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	899	81,144
Ciena Corp.* (Communications Equipment)	3,648	136,216
Cinemark Holdings, Inc. (Entertainment)	1,216	48,628
Clean Harbors, Inc.* (Commercial Services & Supplies)	748	53,504
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	5,025	54,119
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,123	107,976
Commerce Bancshares, Inc. (Banks)	1,602	93,012
CommVault Systems, Inc.* (Software)	978	63,316
Core Laboratories N.V. (Energy Equipment & Services)	629	43,357
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,445	28,105
CoreLogic, Inc.* (IT Services)	2,031	75,675
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	559	59,824
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,224	50,464
Covetrus, Inc.* (Health Care Providers & Services)	1,091	34,748
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	335	54,139
Crane Co. (Machinery)	760	64,311
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,618	149,801
Curtiss-Wright Corp. (Aerospace & Defense)	1,085	122,973
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,228	137,682
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,746	144,000
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	739	108,626
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,041	268,682
Donaldson Co., Inc. (Machinery)	2,108	105,526
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,133	86,216
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,236	92,824
Eagle Materials, Inc. (Construction Materials)	594	50,074
East West Bancorp, Inc. (Banks)	1,838	88,169
Eaton Vance Corp. (Capital Markets)	1,782	71,832
Edgewell Personal Care Co.* (Personal Products)	673	29,538
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	1,650	77,039
Encompass Health Corp. (Health Care Providers & Services)	2,504	146,234
Energizer Holdings, Inc. (Household Products)	822	36,932
EnerSys (Electrical Equipment)	731	47,632
Ensco PLCADR - Class A (Energy Equipment & Services)	11,089	43,580
EPR Properties (Equity Real Estate Investment Trusts)	1,254	96,433
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,159	112,363

	Shares	Value
Common Stocks, continued
Evercore Partners, Inc. - Class A (Capital Markets)	468	$42,588
Exelixis, Inc.* (Biotechnology)	3,882	92,392
F.N.B. Corp. (Banks)	3,786	40,132
FactSet Research Systems, Inc. (Capital Markets)	964	239,333
Fair Isaac Corp.* (Software)	737	200,191
Federated Investors, Inc. - Class B (Capital Markets)	1,166	34,175
First Financial Bankshares, Inc. (Banks)	1,715	99,093
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,087	73,796
Five Below, Inc.* (Specialty Retail)	1,414	175,690
Flowers Foods, Inc. (Food Products)	2,327	49,612
GATX Corp. (Trading Companies & Distributors)	408	31,159
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	714	62,218
Gentex Corp. (Auto Components)	4,799	99,243
Genworth Financial, Inc.* - Class A (Insurance)	5,715	21,888
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,931	95,411
Graco, Inc. (Machinery)	2,473	122,463
Green Dot Corp.* - Class A (Consumer Finance)	1,208	73,265
Greif, Inc. - Class A (Containers & Packaging)	299	12,334
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,294	113,199
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,354	55,203
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,875	60,206
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,029	33,947
HealthEquity, Inc.* (Health Care Providers & Services)	1,377	101,870
Helen of Troy, Ltd.* (Household Durables)	649	75,258
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,261	58,990
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	1,691	179,009
Home BancShares, Inc. (Banks)	1,771	31,116
Hubbell, Inc. (Electrical Equipment)	845	99,693
ICU Medical, Inc.* (Health Care Equipment & Supplies)	421	100,758
IDACORP, Inc. (Electric Utilities)	728	72,465
IDEX Corp. (Machinery)	1,922	291,644
Ingevity Corp.* (Chemicals)	602	63,577
Inogen, Inc.* (Health Care Equipment & Supplies)	254	24,224
Insperity, Inc. (Professional Services)	945	116,859
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,794	99,962
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,295	67,185
InterDigital, Inc. (Communications Equipment)	488	32,198
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	289	12,609
ITT, Inc. (Machinery)	2,217	128,586
j2 Global, Inc. (Software)	1,175	101,755
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	412	33,397
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,959	81,005
John Wiley & Sons, Inc. - Class A (Media)	734	32,457
KBR, Inc. (Construction & Engineering)	1,681	32,090
Kemper Corp. (Insurance)	664	50,557
Kennametal, Inc. (Machinery)	2,086	76,661
Kirby Corp.* (Marine)	615	46,193
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,274	100,977
Lancaster Colony Corp. (Food Products)	495	77,562
Landstar System, Inc. (Road & Rail)	651	71,213
Leidos Holdings, Inc. (IT Services)	3,707	237,581
LendingTree, Inc.* (Thrifts & Mortgage Finance)	189	66,445
Lennox International, Inc. (Building Products)	910	240,604
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,064	99,939
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,183	115,070
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	519	65,243
Lincoln Electric Holdings, Inc. (Machinery)	850	71,290
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	627	114,415
LivaNova PLC* (Health Care Equipment & Supplies)	1,235	120,104
Live Nation Entertainment, Inc.* (Entertainment)	3,507	222,834
LiveRamp Holdings, Inc.* (IT Services)	1,730	94,406
Louisiana-Pacific Corp. (Paper & Forest Products)	1,477	36,009
Lumentum Holdings, Inc.* (Communications Equipment)	1,004	56,766
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,489	33,056
Mallinckrodt PLC* (Pharmaceuticals)	2,118	46,045
Manhattan Associates, Inc.* (Software)	1,138	62,715
MarketAxess Holdings, Inc. (Capital Markets)	956	235,253
Masimo Corp.* (Health Care Equipment & Supplies)	1,241	171,605
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,681	32,494
MAXIMUS, Inc. (IT Services)	1,618	114,846
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	9,665	178,899
Medidata Solutions, Inc.* (Health Care Technology)	948	69,432
Mercury General Corp. (Insurance)	316	15,822
Molina Healthcare, Inc.* (Health Care Providers & Services)	1,584	224,866
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,001	135,625
MSA Safety, Inc. (Commercial Services & Supplies)	889	91,923
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	607	50,205
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	4,126	120,892
National Fuel Gas Co. (Gas Utilities)	2,188	133,380

	Shares	Value
Common Stocks, continued
National Instruments Corp. (Electronic Equipment, Instruments & Components)	2,851	$126,470
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	4,099	227,044
NewMarket Corp. (Chemicals)	146	63,300
Nordson Corp. (Machinery)	563	74,609
NorthWestern Corp. (Multi-Utilities)	741	52,174
NOW, Inc.* (Trading Companies & Distributors)	1,238	17,282
NuVasive, Inc.* (Health Care Equipment & Supplies)	1,310	74,395
NVR, Inc.* (Household Durables)	52	143,883
OGE Energy Corp. (Electric Utilities)	2,837	122,331
Old Dominion Freight Line, Inc. (Road & Rail)	1,103	159,262
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,308	111,612
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5,179	197,579
ONE Gas, Inc. (Gas Utilities)	693	61,698
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	291	15,408
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,398	43,534
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,556	48,329
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,564	31,436
Plantronics, Inc. (Communications Equipment)	482	22,225
Pool Corp. (Distributors)	999	164,805
Post Holdings, Inc.* (Food Products)	1,686	184,449
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,496	164,994
Primerica, Inc. (Insurance)	1,080	131,922
PTC, Inc.* (Software)	2,708	249,623
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,995	46,701
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,938	61,086
Regal Beloit Corp. (Electrical Equipment)	564	46,175
Royal Gold, Inc. (Metals & Mining)	1,063	96,658
RPM International, Inc. (Chemicals)	3,339	193,797
Sabre Corp. (IT Services)	6,985	149,409
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,926	35,458
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	1,404	28,670
SEI Investments Co. (Capital Markets)	1,801	94,102
Sensient Technologies Corp. (Chemicals)	504	34,166
Service Corp. International (Diversified Consumer Services)	4,597	184,569
Signature Bank (Banks)	838	107,322
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,093	88,380
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	852	42,046
SLM Corp. (Consumer Finance)	11,078	109,783
Sotheby’s* - Class A (Diversified Consumer Services)	392	14,798
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,315	29,617
Spire, Inc. (Gas Utilities)	566	46,576
STERIS PLC (Health Care Equipment & Supplies)	2,145	274,624
Sterling Bancorp (Banks)	2,697	50,245
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	489	19,438
Syneos Health, Inc.* (Life Sciences Tools & Services)	896	46,377
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,001	21,001
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	915	48,385
Teledyne Technologies, Inc.* (Aerospace & Defense)	450	106,655
Tempur Sealy International, Inc.* (Household Durables)	652	37,601
Tenet Healthcare Corp.* (Health Care Providers & Services)	949	27,369
Teradata Corp.* (IT Services)	2,975	129,859
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,730	108,763
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	1,099	68,347
The Boston Beer Co., Inc.* - Class A (Beverages)	221	65,135
The Brink’s Co. (Commercial Services & Supplies)	667	50,298
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	529	25,879
The Chemours Co. (Chemicals)	4,236	157,410
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,286	24,691
The Hanover Insurance Group, Inc. (Insurance)	432	49,321
The New York Times Co. - Class A (Media)	3,601	118,293
The Scotts Miracle-Gro Co. - Class A (Chemicals)	638	50,134
The Toro Co. (Machinery)	1,642	113,035
The Ultimate Software Group, Inc.* (Software)	803	265,095
The Wendy’s Co. (Hotels, Restaurants & Leisure)	4,613	82,527
Tootsie Roll Industries, Inc. (Food Products)	484	18,015
Transocean, Ltd.* (Energy Equipment & Services)	5,907	51,450
Trex Co., Inc.* (Building Products)	968	59,551
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	6,379	257,712
Tupperware Brands Corp. (Household Durables)	420	10,744
Tyler Technologies, Inc.* (Software)	971	198,472
UGI Corp. (Gas Utilities)	4,409	244,347
UMB Financial Corp. (Banks)	1,120	71,725
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	4,539	50,791
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	710	108,524
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,450	27,550
Urban Outfitters, Inc.* (Specialty Retail)	1,911	56,642
Valvoline, Inc. (Chemicals)	2,004	37,194
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,909	96,042

	Shares	Value
Common Stocks, continued
ViaSat, Inc.* (Communications Equipment)	721	$55,878
Weight Watchers International, Inc.* (Diversified Consumer Services)	985	19,848
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,790	52,572
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,881	207,286
WEX, Inc.* (IT Services)	1,093	209,845
Williams-Sonoma, Inc. (Specialty Retail)	1,057	59,477
Woodward, Inc. (Machinery)	1,417	134,459
World Wrestling Entertainment, Inc. - Class A (Entertainment)	1,109	96,239
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,557	63,043
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	2,483	124,125
XPO Logistics, Inc.* (Air Freight & Logistics)(a)	1,163	62,500
Yelp, Inc.* (Interactive Media & Services)	1,914	66,033
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	1,366	286,218
TOTAL COMMON STOCKS (Cost $16,466,112)		21,781,106

Collateral for Securities Loaned (0.3%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(b)	6,031	6,031
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(b)	64,272	64,272
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $70,303)		70,303

TOTAL INVESTMENT SECURITIES (Cost $16,536,415) - 99.9%		21,851,409
Net other assets (liabilities) - 0.1%		21,148

NET ASSETS - 100.0%		$21,872,557

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $69,499.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ADR              American Depositary Receipt

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$229,628	1.0%
Air Freight & Logistics	62,500	0.3%
Auto Components	99,243	0.5%
Banks	650,694	3.0%
Beverages	65,135	0.3%
Biotechnology	157,635	0.7%
Building Products	300,155	1.4%
Capital Markets	784,468	3.6%
Chemicals	634,755	2.9%
Commercial Services & Supplies	229,672	1.1%
Communications Equipment	303,283	1.4%
Construction & Engineering	32,090	0.1%
Construction Materials	50,074	0.2%
Consumer Finance	183,048	0.8%
Containers & Packaging	168,603	0.8%
Distributors	164,805	0.8%
Diversified Consumer Services	287,074	1.3%
Electric Utilities	249,999	1.1%
Electrical Equipment	193,500	0.9%
Electronic Equipment, Instruments & Components	892,791	4.1%
Energy Equipment & Services	179,447	0.8%
Entertainment	367,701	1.6%
Equity Real Estate Investment Trusts	2,406,289	11.0%
Food Products	329,638	1.5%
Gas Utilities	486,001	2.3%
Health Care Equipment & Supplies	1,540,884	7.2%
Health Care Providers & Services	755,804	3.5%
Health Care Technology	69,432	0.3%
Hotels, Restaurants & Leisure	1,143,520	5.1%
Household Durables	267,486	1.2%
Household Products	36,932	0.2%
Industrial Conglomerates	114,037	0.5%
Insurance	443,266	2.0%
Interactive Media & Services	83,612	0.4%
IT Services	1,011,621	4.6%
Life Sciences Tools & Services	657,280	3.0%
Machinery	1,182,584	5.4%
Marine	46,193	0.2%
Media	258,857	1.2%
Metals & Mining	178,150	0.8%
Multiline Retail	111,612	0.5%
Multi-Utilities	153,650	0.7%
Oil, Gas & Consumable Fuels	523,583	2.4%
Paper & Forest Products	36,009	0.2%
Personal Products	29,538	0.1%
Pharmaceuticals	131,487	0.6%
Professional Services	201,618	0.9%
Road & Rail	292,693	1.3%
Semiconductors & Semiconductor Equipment	844,255	3.9%
Software	1,375,206	6.3%
Specialty Retail	374,765	1.7%
Textiles, Apparel & Luxury Goods	167,991	0.8%
Thrifts & Mortgage Finance	66,445	0.3%
Trading Companies & Distributors	98,646	0.5%
Water Utilities	75,722	0.3%
Other**	91,451	0.4%
Total	$21,872,557	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (101.2%)
Aaron’s, Inc. (Specialty Retail)	672	$35,347
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,881	55,133
Acuity Brands, Inc. (Electrical Equipment)	848	101,769
Adient PLC (Auto Components)	1,849	23,963
AECOM Technology Corp.* (Construction & Engineering)	3,319	98,474
AGCO Corp. (Machinery)	1,367	95,075
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,439	36,608
Alleghany Corp.* (Insurance)	308	188,619
ALLETE, Inc. (Electric Utilities)	1,096	90,125
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	3,643	34,754
AMC Networks, Inc.* - Class A (Media)	485	27,529
American Eagle Outfitters, Inc. (Specialty Retail)	3,564	79,013
American Financial Group, Inc. (Insurance)	1,500	144,315
Apergy Corp.* (Energy Equipment & Services)	806	33,094
AptarGroup, Inc. (Containers & Packaging)	602	64,047
Aqua America, Inc. (Water Utilities)	2,046	74,556
ARRIS International PLC* (Communications Equipment)	3,480	110,003
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,806	139,169
Ashland Global Holdings, Inc. (Chemicals)	1,331	103,990
Associated Banc-Corp. (Banks)	3,495	74,618
AutoNation, Inc.* (Specialty Retail)	1,226	43,793
Avis Budget Group, Inc.* (Road & Rail)	1,353	47,166
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,306	100,011
BancorpSouth Bank (Banks)	1,003	28,305
Bank of Hawaii Corp. (Banks)	464	36,596
Bank OZK (Banks)	2,571	74,508
Bed Bath & Beyond, Inc. (Specialty Retail)	2,923	49,662
Belden, Inc. (Electronic Equipment, Instruments & Components)	838	45,001
Bemis Co., Inc. (Containers & Packaging)	989	54,870
Blackbaud, Inc. (Software)	392	31,254
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,699	46,485
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,239	59,500
Brunswick Corp. (Leisure Products)	1,850	93,111
Cable One, Inc. (Media)	40	39,255
Cabot Corp. (Chemicals)	557	23,188
CACI International, Inc.* - Class A (IT Services)	529	96,289
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	12,398	107,739
Camden Property Trust (Equity Real Estate Investment Trusts)	843	85,565
Cantel Medical Corp. (Health Care Equipment & Supplies)	409	27,358
Carlisle Cos., Inc. (Industrial Conglomerates)	438	53,708
Carpenter Technology Corp. (Metals & Mining)	1,008	46,217
Cars.com, Inc.* (Interactive Media & Services)	672	15,322
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	474	47,774
Casey’s General Stores, Inc. (Food & Staples Retailing)	778	100,183
Catalent, Inc.* (Pharmaceuticals)	1,332	54,066
Cathay General Bancorp, Inc. (Banks)	1,626	55,138
CDK Global, Inc. (Software)	1,565	92,054
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	451	65,508
Chemical Financial Corp. (Banks)	1,520	62,563
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	11,326	35,111
Cinemark Holdings, Inc. (Entertainment)	1,246	49,828
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,258	52,924
Clean Harbors, Inc.* (Commercial Services & Supplies)	454	32,475
CNO Financial Group, Inc. (Insurance)	3,418	55,303
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,853	94,244
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	517	73,269
Colfax Corp.* (Machinery)	2,020	59,954
Commerce Bancshares, Inc. (Banks)	755	43,835
Commercial Metals Co. (Metals & Mining)	2,501	42,717
Compass Minerals International, Inc. (Metals & Mining)	720	39,146
Core Laboratories N.V. (Energy Equipment & Services)	415	28,606
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,312	25,518
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	312	33,390
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	2,345	64,019
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,559	44,040
Covetrus, Inc.* (Health Care Providers & Services)	1,118	35,608
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	230	37,170
Crane Co. (Machinery)	443	37,487
Cullen/Frost Bankers, Inc. (Banks)	1,339	129,976
Dana Holding Corp. (Auto Components)	3,049	54,089
Delphi Technologies PLC (Auto Components)	1,882	36,247
Deluxe Corp. (Commercial Services & Supplies)	929	40,616
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,569	57,754
Dillard’s, Inc. - Class A (Multiline Retail)(a)	393	28,304
Domtar Corp. (Paper & Forest Products)	1,338	66,431
Donaldson Co., Inc. (Machinery)	952	47,657
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,650	66,693

	Shares	Value
Common Stocks, continued
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	720	$54,072
Dycom Industries, Inc.* (Construction & Engineering)	669	30,734
Eagle Materials, Inc. (Construction Materials)	478	40,295
East West Bancorp, Inc. (Banks)	1,541	73,922
Eaton Vance Corp. (Capital Markets)	955	38,496
Edgewell Personal Care Co.* (Personal Products)	587	25,763
EMCOR Group, Inc. (Construction & Engineering)	1,191	87,038
Energizer Holdings, Inc. (Household Products)	663	29,789
EnerSys (Electrical Equipment)	302	19,678
EPR Properties (Equity Real Estate Investment Trusts)	542	41,680
EQT Corp. (Oil, Gas & Consumable Fuels)	5,417	112,348
Evercore Partners, Inc. - Class A (Capital Markets)	479	43,589
Exelixis, Inc.* (Biotechnology)	3,127	74,423
F.N.B. Corp. (Banks)	3,723	39,464
Federated Investors, Inc. - Class B (Capital Markets)	1,059	31,039
First American Financial Corp. (Insurance)	2,371	122,107
First Horizon National Corp. (Banks)	6,767	94,603
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	942	33,309
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,606	84,861
Flowers Foods, Inc. (Food Products)	1,951	41,595
Fulton Financial Corp. (Banks)	3,610	55,883
GATX Corp. (Trading Companies & Distributors)	436	33,297
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	598	52,110
Gentex Corp. (Auto Components)	1,488	30,772
Genworth Financial, Inc.* - Class A (Insurance)	5,857	22,432
Graco, Inc. (Machinery)	1,441	71,358
Graham Holdings Co. - Class B (Diversified Consumer Services)	93	63,536
Granite Construction, Inc. (Construction & Engineering)	993	42,848
Greif, Inc. - Class A (Containers & Packaging)	307	12,664
Hancock Holding Co. (Banks)	1,822	73,609
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,181	48,149
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,092	35,064
Healthcare Services Group, Inc. (Commercial Services & Supplies)	706	23,291
Herman Miller, Inc. (Commercial Services & Supplies)	1,252	44,045
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,145	53,563
HNI Corp. (Commercial Services & Supplies)	925	33,568
Home BancShares, Inc. (Banks)	1,815	31,890
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,497	92,006
Hubbell, Inc. (Electrical Equipment)	453	53,445
IDACORP, Inc. (Electric Utilities)	461	45,888
Ingevity Corp.* (Chemicals)	380	40,132
Ingredion, Inc. (Food Products)	1,418	134,270
Inogen, Inc.* (Health Care Equipment & Supplies)	167	15,927
Interactive Brokers Group, Inc. - Class A (Capital Markets)	511	26,511
InterDigital, Inc. (Communications Equipment)	284	18,738
International Bancshares Corp. (Banks)	1,158	44,039
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	263	11,475
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,994	79,610
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	203	16,455
Janus Henderson Group PLC (Capital Markets)	3,508	87,630
JBG Smith Properties (Equity Real Estate Investment Trusts)	704	29,110
JetBlue Airways Corp.* (Airlines)	6,518	106,634
John Wiley & Sons, Inc. - Class A (Media)	346	15,300
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	970	149,555
KB Home (Household Durables)	1,800	43,506
KBR, Inc. (Construction & Engineering)	1,589	30,334
Kemper Corp. (Insurance)	738	56,191
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	2,147	163,087
Kirby Corp.* (Marine)	630	47,319
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,649	86,568
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	743	58,890
Landstar System, Inc. (Road & Rail)	307	33,583
Legg Mason, Inc. (Capital Markets)	1,819	49,786
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,416	68,563
Lincoln Electric Holdings, Inc. (Machinery)	632	53,006
LogMeIn, Inc. (Software)	1,081	86,588
Louisiana-Pacific Corp. (Paper & Forest Products)	1,641	40,008
Lumentum Holdings, Inc.* (Communications Equipment)	777	43,932
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	672	14,918
Manhattan Associates, Inc.* (Software)	429	23,642
ManpowerGroup, Inc. (Professional Services)	1,284	106,174
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	836	78,166
MasTec, Inc.* (Construction & Engineering)	1,309	62,963
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	793	15,329
McDermott International, Inc.* (Energy Equipment & Services)	3,845	28,607
MDU Resources Group, Inc. (Multi-Utilities)	4,170	107,711
Medidata Solutions, Inc.* (Health Care Technology)	530	38,817
MEDNAX, Inc.* (Health Care Providers & Services)	1,870	50,808
Mercury General Corp. (Insurance)	311	15,572

	Shares	Value
Common Stocks, continued
Meredith Corp. (Media)	850	$46,971
Minerals Technologies, Inc. (Chemicals)	749	44,034
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,153	107,286
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	451	37,302
Murphy USA, Inc.* (Specialty Retail)	638	54,626
Navient Corp. (Consumer Finance)	4,627	53,534
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,529	69,016
NetScout Systems, Inc.* (Communications Equipment)	1,490	41,824
New Jersey Resources Corp. (Gas Utilities)	1,888	94,003
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,938	114,983
NewMarket Corp. (Chemicals)	63	27,314
Nordson Corp. (Machinery)	625	82,825
NorthWestern Corp. (Multi-Utilities)	450	31,685
NOW, Inc.* (Trading Companies & Distributors)	1,268	17,701
Nu Skin Enterprises, Inc. - Class A (Personal Products)	1,177	56,332
nVent Electric PLC (Electrical Equipment)	3,429	92,514
NVR, Inc.* (Household Durables)	29	80,243
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,748	34,718
Oceaneering International, Inc.* (Energy Equipment & Services)	2,102	33,149
OGE Energy Corp. (Electric Utilities)	1,869	80,591
Old Dominion Freight Line, Inc. (Road & Rail)	456	65,842
Old Republic International Corp. (Insurance)	6,051	126,587
Olin Corp. (Chemicals)	3,506	81,129
ONE Gas, Inc. (Gas Utilities)	537	47,809
Oshkosh Corp. (Machinery)	1,490	111,945
Owens-Illinois, Inc. (Containers & Packaging)	3,267	62,008
PacWest Bancorp (Banks)	2,569	96,620
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	235	12,443
Patterson Cos., Inc. (Health Care Providers & Services)	1,757	38,390
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,543	63,692
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,376	42,849
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,471	45,689
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	950	19,095
Perspecta, Inc. (IT Services)	2,991	60,478
Pinnacle Financial Partners, Inc. (Banks)	1,550	84,785
Pitney Bowes, Inc. (Commercial Services & Supplies)	4,003	27,501
Plantronics, Inc. (Communications Equipment)	293	13,510
PNM Resources, Inc. (Electric Utilities)	1,694	80,194
Polaris Industries, Inc. (Leisure Products)	1,218	102,835
PolyOne Corp. (Chemicals)	1,653	48,449
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,443	54,531
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,101	32,931
Prosperity Bancshares, Inc. (Banks)	1,410	97,374
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,415	49,625
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,129	35,586
Realogy Holdings Corp. (Real Estate Management & Development)	2,413	27,508
Regal Beloit Corp. (Electrical Equipment)	437	35,777
Reinsurance Group of America, Inc. (Insurance)	1,336	189,685
Reliance Steel & Aluminum Co. (Metals & Mining)	1,426	128,711
RenaissanceRe Holdings, Ltd. (Insurance)	898	128,863
Resideo Technologies, Inc.* (Building Products)	2,615	50,444
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,700	29,133
Royal Gold, Inc. (Metals & Mining)	502	45,647
Ryder System, Inc. (Road & Rail)	1,130	70,049
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,792	73,830
Sally Beauty Holdings, Inc.* (Specialty Retail)	949	17,471
Sanderson Farms, Inc. (Food Products)	415	54,714
Science Applications International Corp. (IT Services)	1,082	83,260
SEI Investments Co. (Capital Markets)	1,234	64,477
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	5,055	59,548
Sensient Technologies Corp. (Chemicals)	477	32,336
Signature Bank (Banks)	469	60,065
Signet Jewelers, Ltd. (Specialty Retail)	1,104	29,985
Silgan Holdings, Inc. (Containers & Packaging)	1,644	48,712
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	805	39,727
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,838	95,386
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,195	38,391
Sonoco Products Co. (Containers & Packaging)	2,125	130,750
Sotheby’s* - Class A (Diversified Consumer Services)	371	14,005
Southwest Gas Corp. (Gas Utilities)	1,129	92,872
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,216	29,153
Spire, Inc. (Gas Utilities)	604	49,703
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,639	56,844
Steel Dynamics, Inc. (Metals & Mining)	4,880	172,119
Stericycle, Inc.* (Commercial Services & Supplies)	1,813	98,663
Sterling Bancorp (Banks)	2,262	42,141
Stifel Financial Corp. (Capital Markets)	1,528	80,617
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	322	12,800
Syneos Health, Inc.* (Life Sciences Tools & Services)	544	28,157
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	882	84,134
Synovus Financial Corp. (Banks)	3,384	116,273

	Shares	Value
Common Stocks, continued
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,159	$24,316
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	533	28,185
TCF Financial Corp. (Banks)	3,486	72,125
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	794	81,314
TEGNA, Inc. (Media)	4,589	64,704
Teledyne Technologies, Inc.* (Aerospace & Defense)	393	93,145
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,994	61,276
Tempur Sealy International, Inc.* (Household Durables)	429	24,740
Tenet Healthcare Corp.* (Health Care Providers & Services)	972	28,032
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,403	55,896
Terex Corp. (Machinery)	1,317	42,315
Texas Capital Bancshares, Inc.* (Banks)	1,068	58,302
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	496	30,846
The Brink’s Co. (Commercial Services & Supplies)	496	37,403
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	443	21,672
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,489	28,589
The Goodyear Tire & Rubber Co. (Auto Components)	4,938	89,626
The Hain Celestial Group, Inc.* (Food Products)	1,904	44,020
The Hanover Insurance Group, Inc. (Insurance)	500	57,085
The Michaels Cos., Inc.* (Specialty Retail)	1,911	21,824
The Scotts Miracle-Gro Co. - Class A (Chemicals)	301	23,653
The Timken Co. (Machinery)	1,450	63,249
The Toro Co. (Machinery)	880	60,579
Thor Industries, Inc. (Automobiles)	1,112	69,355
Toll Brothers, Inc. (Household Durables)	2,853	103,279
Transocean, Ltd.* (Energy Equipment & Services)	5,814	50,640
TreeHouse Foods, Inc.* (Food Products)	1,190	76,815
Trex Co., Inc.* (Building Products)	439	27,007
TRI Pointe Group, Inc.* (Household Durables)	3,013	38,084
Trinity Industries, Inc. (Machinery)	2,836	61,626
Trustmark Corp. (Banks)	1,386	46,611
Tupperware Brands Corp. (Household Durables)	683	17,471
Umpqua Holdings Corp. (Banks)	4,686	77,319
United Bankshares, Inc. (Banks)	2,171	78,677
United States Steel Corp. (Metals & Mining)	3,684	71,801
United Therapeutics Corp.* (Biotechnology)	930	109,154
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	307	46,925
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,216	23,104
Valley National Bancorp (Banks)	7,060	67,635
Valmont Industries, Inc. (Construction & Engineering)	467	60,757
Valvoline, Inc. (Chemicals)	2,321	43,078
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	719	36,173
ViaSat, Inc.* (Communications Equipment)	604	46,810
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,812	51,938
Visteon Corp.* (Auto Components)	601	40,477
W.R. Berkley Corp. (Insurance)	2,050	173,676
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,724	49,806
Watsco, Inc. (Trading Companies & Distributors)	683	97,813
Webster Financial Corp. (Banks)	1,962	99,414
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,043	30,633
Werner Enterprises, Inc. (Road & Rail)	929	31,725
Williams-Sonoma, Inc. (Specialty Retail)	818	46,029
Wintrust Financial Corp. (Banks)	1,202	80,931
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,428	41,255
Worthington Industries, Inc. (Metals & Mining)	835	31,162
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,405	110,189
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	703	28,464
XPO Logistics, Inc.* (Air Freight & Logistics)(a)	1,347	72,388
TOTAL COMMON STOCKS (Cost $14,231,267)		17,288,093

Collateral for Securities Loaned (0.6%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(b)	8,741	8,741
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(b)	93,157	93,157
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $101,898)		101,898

TOTAL INVESTMENT SECURITIES (Cost $14,333,165) - 101.8%		17,389,991
Net other assets (liabilities) - (1.8)%		(308,974)

NET ASSETS - 100.0%		$17,081,017

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $100,460.

(b)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$93,145	0.5%
Air Freight & Logistics	72,388	0.4%
Airlines	106,634	0.6%
Auto Components	275,174	1.6%
Automobiles	69,355	0.4%
Banks	1,997,221	11.7%
Biotechnology	183,577	1.1%
Building Products	77,451	0.5%
Capital Markets	422,145	2.5%
Chemicals	467,303	2.7%
Commercial Services & Supplies	337,562	2.0%
Communications Equipment	274,817	1.6%
Construction & Engineering	413,148	2.4%
Construction Materials	40,295	0.2%
Consumer Finance	53,534	0.3%
Containers & Packaging	373,051	2.2%
Diversified Consumer Services	77,541	0.5%
Electric Utilities	344,947	2.0%
Electrical Equipment	303,183	1.8%
Electronic Equipment, Instruments & Components	748,690	4.4%
Energy Equipment & Services	266,921	1.6%
Entertainment	49,828	0.3%
Equity Real Estate Investment Trusts	1,409,534	8.3%
Food & Staples Retailing	157,027	0.9%
Food Products	351,414	2.0%
Gas Utilities	284,387	1.7%
Health Care Equipment & Supplies	43,285	0.3%
Health Care Providers & Services	207,971	1.2%
Health Care Technology	73,571	0.4%
Hotels, Restaurants & Leisure	503,809	3.0%
Household Durables	307,323	1.8%
Household Products	29,789	0.2%
Industrial Conglomerates	53,708	0.3%
Insurance	1,280,435	7.5%
Interactive Media & Services	15,322	0.1%
IT Services	240,027	1.4%
Leisure Products	195,946	1.1%
Life Sciences Tools & Services	93,665	0.5%
Machinery	787,076	4.6%
Marine	47,319	0.3%
Media	193,759	1.1%
Metals & Mining	577,520	3.5%
Multiline Retail	28,304	0.2%
Multi-Utilities	139,396	0.8%
Oil, Gas & Consumable Fuels	508,968	2.9%
Paper & Forest Products	106,439	0.6%
Personal Products	82,095	0.5%
Pharmaceuticals	86,997	0.5%
Professional Services	106,174	0.6%
Real Estate Management & Development	177,063	1.0%
Road & Rail	387,043	2.3%
Semiconductors & Semiconductor Equipment	396,865	2.3%
Software	233,538	1.4%
Specialty Retail	435,504	2.5%
Technology Hardware, Storage & Peripherals	69,016	0.4%
Textiles, Apparel & Luxury Goods	143,160	0.8%
Thrifts & Mortgage Finance	164,789	1.0%
Trading Companies & Distributors	186,113	1.1%
Water Utilities	74,556	0.4%
Wireless Telecommunication Services	61,276	0.4%
Other**	(207,076)	(1.2)%
Total	$17,081,017	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (67.8%)
Activision Blizzard, Inc. (Entertainment)	5,021	$228,607
Adobe Systems, Inc.* (Software)	3,206	854,366
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,608	168,636
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,469	198,579
Align Technology, Inc.* (Health Care Equipment & Supplies)	526	149,558
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,822	2,144,294
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,084	2,445,178
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,910	5,181,982
American Airlines Group, Inc. (Airlines)	2,952	93,756
Amgen, Inc. (Biotechnology)	4,090	777,018
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,421	254,859
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,931	5,305,493
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,240	247,478
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	471	88,572
Autodesk, Inc.* (Software)	1,440	224,381
Automatic Data Processing, Inc. (IT Services)	2,862	457,176
Baidu, Inc.*ADR (Interactive Media & Services)	1,832	302,005
Biogen, Inc.* (Biotechnology)	1,293	305,639
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,172	104,109
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	296	516,492
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,604	783,049
Cadence Design Systems, Inc.* (Software)	1,843	117,049
Celgene Corp.* (Biotechnology)	4,615	435,379
Cerner Corp.* (Health Care Technology)	2,132	121,972
Charter Communications, Inc.* - Class A (Media)	1,481	513,774
Check Point Software Technologies, Ltd.* (Software)	1,027	129,905
Cintas Corp. (Commercial Services & Supplies)	687	138,850
Cisco Systems, Inc. (Communications Equipment)	28,934	1,562,147
Citrix Systems, Inc. (Software)	866	86,306
Cognizant Technology Solutions Corp. (IT Services)	3,780	273,861
Comcast Corp. - Class A (Media)	29,686	1,186,846
Costco Wholesale Corp. (Food & Staples Retailing)	2,895	700,996
CSX Corp. (Road & Rail)	5,361	401,110
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,200	139,808
Dollar Tree, Inc.* (Multiline Retail)	1,564	164,283
eBay, Inc. (Internet & Direct Marketing Retail)	6,013	223,323
Electronic Arts, Inc.* (Entertainment)	1,969	200,109
Expedia, Inc. (Internet & Direct Marketing Retail)	883	105,077
Facebook, Inc.* - Class A (Interactive Media & Services)	14,263	2,377,499
Fastenal Co. (Trading Companies & Distributors)	1,881	120,967
Fiserv, Inc.* (IT Services)	2,574	227,233
Fox Corp.* - Class A (Media)	2,318	85,094
Fox Corp.* - Class B (Media)	1,749	62,754
Gilead Sciences, Inc. (Biotechnology)	8,384	545,044
Hasbro, Inc. (Leisure Products)	827	70,312
Henry Schein, Inc.* (Health Care Providers & Services)	995	59,809
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	565	126,334
Illumina, Inc.* (Life Sciences Tools & Services)	966	300,127
Incyte Corp.* (Biotechnology)	1,407	121,016
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,558	1,587,264
Intuit, Inc. (Software)	1,703	445,181
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	753	429,646
J.B. Hunt Transport Services, Inc. (Road & Rail)	715	72,422
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,077	183,222
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	995	118,813
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,003	179,547
Liberty Global PLC* - Class A (Media)	1,344	33,492
Liberty Global PLC* - Class C (Media)	3,461	83,791
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	799	130,932
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,242	280,452
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,797	95,546
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	297	150,796
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,558	129,252
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,368	304,519
Microsoft Corp. (Software)	45,440	5,359,193
Mondelez International, Inc. - Class A (Food Products)	9,492	473,840
Monster Beverage Corp.* (Beverages)	3,570	194,851
Mylan N.V.* (Pharmaceuticals)	3,391	96,101
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,623	112,539
Netease.com, Inc.ADR (Entertainment)	481	116,137
Netflix, Inc.* (Entertainment)	2,870	1,023,328

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,983	$715,187
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,161	191,011
O’Reilly Automotive, Inc.* (Specialty Retail)	515	199,975
PACCAR, Inc. (Machinery)	2,279	155,291
Paychex, Inc. (IT Services)	2,360	189,272
PayPal Holdings, Inc.* (IT Services)	7,711	800,710
PepsiCo, Inc. (Beverages)	9,233	1,131,504
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,955	453,674
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	706	289,898
Ross Stores, Inc. (Specialty Retail)	2,436	226,791
Sirius XM Holdings, Inc. (Media)	28,564	161,958
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,144	94,357
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,174	607,655
Symantec Corp. (Software)	4,201	96,581
Synopsys, Inc.* (Software)	984	113,308
Take-Two Interactive Software, Inc.* (Entertainment)	744	70,211
Tesla Motors, Inc.* (Automobiles)	1,135	317,641
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,169	654,346
The Kraft Heinz Co. (Food Products)	8,015	261,690
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,588	386,131
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	136,005
United Continental Holdings, Inc.* (Airlines)	1,753	139,854
VeriSign, Inc.* (IT Services)	787	142,888
Verisk Analytics, Inc. - Class A (Professional Services)	1,075	142,975
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,680	309,036
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,201	392,337
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,911	91,843
Willis Towers Watson PLC (Insurance)	849	149,127
Workday, Inc.* - Class A (Software)	993	191,500
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	707	84,359
Xcel Energy, Inc. (Electric Utilities)	3,380	189,990
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,664	210,979
TOTAL COMMON STOCKS (Cost $14,529,550)		52,327,159

	Principal Amount	Value
Repurchase Agreements(a)(b) (30.5%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $23,528,614	$23,524,000	$23,524,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,524,000)		23,524,000

	Shares	Value
TOTAL INVESTMENT SECURITIES (Cost $38,053,550) - 98.3%		$75,851,159
Net other assets (liabilities) - 1.7%		1,345,999

NET ASSETS - 100.0%		$77,197,158

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $1,352,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	87	6/24/19	$12,879,915	$457,159

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/19	2.97%	$8,905,815	$83,981
Nasdaq-100 Index	UBS AG	4/29/19	2.92%	3,083,495	27,819
				$11,989,310	$111,800

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Airlines	$233,610	0.3%
Automobiles	317,641	0.4%
Beverages	1,326,355	1.7%
Biotechnology	3,085,718	4.0%
Commercial Services & Supplies	138,850	0.2%
Communications Equipment	1,562,147	2.0%
Electric Utilities	189,990	0.2%
Entertainment	1,638,392	2.1%
Food & Staples Retailing	1,093,333	1.4%
Food Products	735,530	1.0%
Health Care Equipment & Supplies	705,538	0.9%
Health Care Providers & Services	59,809	0.1%
Health Care Technology	121,972	0.2%
Hotels, Restaurants & Leisure	972,466	1.3%
Insurance	149,127	0.2%
Interactive Media & Services	7,268,976	9.4%
Internet & Direct Marketing Retail	6,500,700	8.4%
IT Services	2,091,140	2.7%
Leisure Products	70,312	0.1%
Life Sciences Tools & Services	300,127	0.4%
Machinery	155,291	0.2%
Media	2,127,709	2.8%
Multiline Retail	164,283	0.2%
Pharmaceuticals	96,101	0.1%
Professional Services	142,975	0.2%
Road & Rail	473,532	0.5%
Semiconductors & Semiconductor Equipment	6,277,089	8.1%
Software	7,617,770	10.0%
Specialty Retail	562,771	0.7%
Technology Hardware, Storage & Peripherals	5,509,875	7.1%
Textiles, Apparel & Luxury Goods	130,932	0.2%
Trading Companies & Distributors	120,967	0.2%
Wireless Telecommunication Services	386,131	0.5%
Other**	24,869,999	32.2%
Total	$77,197,158	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.9%)
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	9,819	$446,568
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,247	37,501
Apache Corp. (Oil, Gas & Consumable Fuels)	7,378	255,721
Apergy Corp.* (Energy Equipment & Services)	1,521	62,452
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	10,091	279,723
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,321	217,178
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	3,741	32,883
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,342	296,819
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	20,527	63,634
Chevron Corp. (Oil, Gas & Consumable Fuels)	37,347	4,600,402
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,995	139,451
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,899	41,992
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	3,942	437,404
ConocoPhillips (Oil, Gas & Consumable Fuels)	22,298	1,488,169
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,700	76,109
Core Laboratories N.V. (Energy Equipment & Services)	871	60,038
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,482	53,974
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	8,615	271,889
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,037	308,347
Dril-Quip, Inc.* (Energy Equipment & Services)	715	32,783
Ensco PLCADR - Class A (Energy Equipment & Services)	8,595	33,778
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,401	1,085,147
EQT Corp. (Oil, Gas & Consumable Fuels)	5,007	103,845
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,998	87,076
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	83,281	6,729,104
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,484	78,415
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,916	23,386
Halliburton Co. (Energy Equipment & Services)	17,150	502,495
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,150	119,454
Hess Corp. (Oil, Gas & Consumable Fuels)	5,003	301,331
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,088	152,146
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	38,264	765,663
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	439	11,036
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,088	268,830
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,240	792,414
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,036	39,356
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,197	93,672
Nabors Industries, Ltd. (Energy Equipment & Services)	6,419	22,081
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,537	200,786
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,505	235,059
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	5,314	32,097
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	14,733	975,325
Oceaneering International, Inc.* (Energy Equipment & Services)	1,943	30,641
OGE Energy Corp. (Electric Utilities)	3,926	169,289
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	8,090	565,006
Parsley Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	5,178	99,935
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,199	58,870
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	2,355	73,335
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,301	52,925
Phillips 66 (Oil, Gas & Consumable Fuels)	8,246	784,772
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,309	503,895
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,647	36,200
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,082	45,882
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	2,502	26,997
Schlumberger, Ltd. (Energy Equipment & Services)	27,242	1,186,933
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	1,290	19,015
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,029	35,487
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,641	49,906
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,507	187,266
TechnipFMC PLC (Energy Equipment & Services)	8,363	196,698
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,803	683,622
Transocean, Ltd.* (Energy Equipment & Services)	9,953	86,691

	Shares	Value
Common Stocks, continued
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,438	$24,964
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,208	696,285
Weatherford International PLC* (Energy Equipment & Services)	19,720	13,765
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,788	46,738
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,320	38,135
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,769	101,852
TOTAL COMMON STOCKS (Cost $11,345,031)		27,670,637

	Principal Amount	Value
Repurchase Agreements(a) (2.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $605,119	$605,000	$605,000
TOTAL REPURCHASE AGREEMENTS (Cost $605,000)		605,000

TOTAL INVESTMENT SECURITIES (Cost $11,950,031) - 100.0%		28,275,637
Net other assets (liabilities) - NM		13,872

NET ASSETS - 100.0%		$28,289,509

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NM                   Not meaningful, amount is less than 0.5%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	4/23/19	2.92%	$569,139	$5,777

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Electric Utilities	$169,289	0.6%
Energy Equipment & Services	2,950,185	10.4%
Oil, Gas & Consumable Fuels	24,472,748	86.6%
Semiconductors & Semiconductor Equipment	78,415	0.3%
Other**	618,872	2.1%
Total	$28,289,509	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.4%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,302	$109,345
Akorn, Inc.* (Pharmaceuticals)	10,683	37,604
Allergan PLC (Pharmaceuticals)	4,241	620,925
AMAG Pharmaceuticals, Inc.* (Biotechnology)	3,145	40,508
Amicus Therapeutics, Inc.* (Biotechnology)	12,829	174,473
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	4,671	66,188
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,800	57,204
Assertio Therapeutics, Inc.* (Pharmaceuticals)	9,143	46,355
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,028	526,146
Catalent, Inc.* (Pharmaceuticals)	8,575	348,059
Corcept Therapeutics, Inc.* (Pharmaceuticals)	6,148	72,178
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	6,385	84,793
Dermira, Inc.* (Pharmaceuticals)	5,075	68,766
Elanco Animal Health, Inc.* (Pharmaceuticals)	20,693	663,625
Eli Lilly & Co. (Pharmaceuticals)	4,148	538,244
Endo International PLC* (Pharmaceuticals)	11,760	94,433
Horizon Pharma PLC* (Pharmaceuticals)	10,292	272,018
Innoviva, Inc.* (Pharmaceuticals)	4,128	57,916
Intersect ENT, Inc.* (Pharmaceuticals)	2,086	67,065
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,856	46,966
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,752	118,415
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,208	458,584
Johnson & Johnson (Pharmaceuticals)	21,749	3,040,292
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	581	72,776
Mallinckrodt PLC* (Pharmaceuticals)	4,917	106,896
Merck & Co., Inc. (Pharmaceuticals)	7,491	623,026
Mylan N.V.* (Pharmaceuticals)	21,140	599,108
Myokardia, Inc.* (Pharmaceuticals)	1,968	102,316
Omeros Corp.* (Pharmaceuticals)(a)	3,951	68,629
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	2,421	92,143
Perrigo Co. PLC (Pharmaceuticals)	7,361	354,506
Pfizer, Inc. (Pharmaceuticals)	71,585	3,040,214
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,732	57,156
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	3,050	91,226
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,086	92,820
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,144	49,549
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	6,213	66,417
The Medicines Co.* (Pharmaceuticals)	3,870	108,167
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	14,918	72,651
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	2,591	58,738
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,099	57,022
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,378	53,535
Zoetis, Inc. (Pharmaceuticals)	6,194	623,550
Zogenix, Inc.* (Pharmaceuticals)	2,472	135,985
TOTAL COMMON STOCKS (Cost $10,580,337)		14,136,532

	Principal Amount	Value
Repurchase Agreements(b) (3.8%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $558,109	$558,000	$558,000
TOTAL REPURCHASE AGREEMENTS (Cost $558,000)		558,000

	Shares	Value
Collateral for Securities Loaned (1.1%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	14,148	$14,148
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	150,780	150,780
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $164,928)		164,928

TOTAL INVESTMENT SECURITIES (Cost $11,303,265) - 101.3%		14,859,460
Net other assets (liabilities) - (1.3)%		(194,301)

NET ASSETS - 100.0%		$14,665,159

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $160,337.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	4/23/19	2.92%	$594,020	$8,085

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Biotechnology	$529,611	3.6%
Pharmaceuticals	13,606,921	92.8%
Other**	528,627	3.6%
Total	$14,665,159	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.4%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $22,989,508	$22,985,000	$22,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,985,000)		22,985,000

TOTAL INVESTMENT SECURITIES (Cost $22,985,000) - 104.4%		22,985,000
Net other assets (liabilities) - (4.4)%		(971,788)

NET ASSETS - 100.0%		$22,013,212

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $3,496,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/19	2.92%	$10,421,061	$(366,700)
Dow Jones Precious Metals Index	UBS AG	4/23/19	3.17%	11,564,725	(393,032)
				$21,985,786	$(759,732)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.8%)
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,093	$29,806
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	7,182	129,276
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,510	215,266
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,836	87,357
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	3,447	78,316
American Tower Corp. (Equity Real Estate Investment Trusts)	5,908	1,164,229
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	18,748	187,294
Apartment Investment & Management Co.* (Equity Real Estate Investment Trusts)	2,143	107,771
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,879	46,928
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,855	372,354
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,657	57,266
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	2,070	277,132
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,369	37,572
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,997	73,425
Camden Property Trust (Equity Real Estate Investment Trusts)	1,295	131,443
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	4,183	206,849
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,504	46,925
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	6,563	34,915
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,564	35,206
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,588	30,887
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	491	52,547
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,477	40,322
CoStar Group, Inc.* (Professional Services)	488	227,613
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,630	54,386
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	5,565	712,319
CubeSmart (Equity Real Estate Investment Trusts)	2,493	79,876
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,450	76,038
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	2,695	29,187
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,784	331,296
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,166	87,550
Duke Realty Corp. (Equity Real Estate Investment Trusts)	4,811	147,120
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	488	54,480
EPR Properties (Equity Real Estate Investment Trusts)	1,004	77,208
Equinix, Inc. (Equity Real Estate Investment Trusts)	1,116	505,726
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,629	53,244
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,205	137,732
Equity Residential (Equity Real Estate Investment Trusts)	4,955	373,211
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	881	254,820
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,705	173,757
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	997	137,436
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,696	59,971
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,701	104,178
HCP, Inc. (Equity Real Estate Investment Trusts)	6,398	200,257
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,677	53,848
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	2,748	78,565
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,387	64,884
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,202	57,935
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	9,916	187,412
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,067	71,146
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,708	26,986
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,973	96,663
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	3,835	135,989
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,477	61,074
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	612	94,358
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,352	102,698
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	5,642	104,377
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	1,141	90,436
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,800	25,368
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,982	95,968
Life Storage, Inc. (Equity Real Estate Investment Trusts)	625	60,794

	Shares	Value
Common Stocks, continued
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,209	$26,840
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,103	94,457
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	6,031	43,845
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,525	166,728
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	570	44,774
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,166	119,975
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	5,477	92,616
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,735	104,340
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,867	43,688
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,685	38,100
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,694	83,730
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,748	54,293
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,439	45,878
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	1,682	35,070
Potlatch Corp. (Equity Real Estate Investment Trusts)	908	34,313
Prologis, Inc. (Equity Real Estate Investment Trusts)	8,441	607,329
Public Storage (Equity Real Estate Investment Trusts)	2,009	437,520
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,734	54,656
Realogy Holdings Corp. (Real Estate Management & Development)	1,519	17,317
Realty Income Corp. (Equity Real Estate Investment Trusts)	4,068	299,242
Regency Centers Corp. (Equity Real Estate Investment Trusts)	2,243	151,380
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,857	34,827
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,344	41,184
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	687	56,499
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,388	46,494
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,508	301,087
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,183	37,496
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	4,137	753,802
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,919	26,137
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,120	100,710
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,151	45,729
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,686	82,382
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,641	88,474
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,157	137,128
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,056	44,006
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,256	26,351
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	818	43,256
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,615	31,008
The Howard Hughes Corp.* (Real Estate Management & Development)	525	57,750
The Macerich Co. (Equity Real Estate Investment Trusts)	1,418	61,470
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	3,325	44,987
UDR, Inc. (Equity Real Estate Investment Trusts)	3,690	167,747
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,396	26,811
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,529	29,051
Ventas, Inc. (Equity Real Estate Investment Trusts)	4,771	304,438
VEREIT, Inc. (Equity Real Estate Investment Trusts)	12,960	108,475
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	4,822	105,505
Vornado Realty Trust (Equity Real Estate Investment Trusts)	2,322	156,596
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,070	30,367
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,601	47,021
Welltower, Inc. (Equity Real Estate Investment Trusts)	5,175	401,580
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	9,997	263,321
WP Carey, Inc. (Equity Real Estate Investment Trusts)	2,157	168,958
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,507	33,018
TOTAL COMMON STOCKS (Cost $8,807,294)		15,228,748

	Principal Amount	Value
Repurchase Agreements(a) (3.0%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $475,093	$475,000	$475,000
TOTAL REPURCHASE AGREEMENTS (Cost $475,000)		475,000

TOTAL INVESTMENT SECURITIES (Cost $9,282,294) - 99.8%		15,703,748
Net other assets (liabilities) - 0.2%		38,731

NET ASSETS - 100.0%		$15,742,479

*                           Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	4/23/19	2.92%	$518,069	$6,569

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$13,913,284	88.5%
Mortgage Real Estate Investment Trusts	711,577	4.5%
Professional Services	227,613	1.4%
Real Estate Management & Development	376,274	2.4%
Other**	513,731	3.2%
Total	$15,742,479	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.9%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $8,939,753	$8,938,000	$8,938,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,938,000)		8,938,000

TOTAL INVESTMENT SECURITIES (Cost $8,938,000) - 99.9%		8,938,000
Net other assets (liabilities) - 0.1%		12,809

NET ASSETS - 100.0%		$8,950,809

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $378,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Citibank North America	4/15/19	(1.85)%	$(8,098,594)	$(415,738)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Societe’ Generale	4/15/19	(1.97)%	(3,114,844)	(124,510)
				$(11,213,438)	$(540,248)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (75.0%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,194	$132,551
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,171	228,541
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,599	222,056
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,335	702,159
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	349	14,682
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	609	34,847
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,145	32,003
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	796	28,409
Intel Corp. (Semiconductors & Semiconductor Equipment)	26,513	1,423,749
InterDigital, Inc. (Communications Equipment)	192	12,668
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	974	116,305
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	900	161,109
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,488	69,376
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,612	85,710
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,398	115,978
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,609	273,150
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	320	29,776
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	233	31,569
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,574	641,748
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,416	49,697
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	724	51,933
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,136	406,967
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	388	19,753
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	254	20,538
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,026	84,624
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	203	8,069
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,024	40,796
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,533	586,886
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	250	38,213
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	643	32,349
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,493	189,297
TOTAL COMMON STOCKS (Cost $2,610,694)		5,885,508

	Principal Amount	Value
Repurchase Agreements(a) (3.5%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $277,054	$277,000	$277,000
TOTAL REPURCHASE AGREEMENTS (Cost $277,000)		277,000

TOTAL INVESTMENT SECURITIES (Cost $2,887,694) - 78.5%		6,162,508
Net other assets (liabilities) - 21.5%		1,684,996

NET ASSETS - 100.0%		$7,847,504

*                             Non-income producing security.

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/19	2.92%	$1,923,605	$2,747

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Communications Equipment	$12,668	0.2%
Semiconductors & Semiconductor Equipment	5,872,840	74.8%
Other**	1,961,996	25.0%
Total	$7,847,504	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $13,003	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $13,000) - 100.3%		13,000
Net other assets (liabilities) - (0.3)%		(36)

NET ASSETS - 100.0%		$12,964

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $11,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/19	(2.62)%	$(8,651)	$(100)
Dow Jones Industrial Average	UBS AG	4/29/19	(2.62)%	(4,217)	(52)
				$(12,868)	$(152)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (108.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $1,094,215	$1,094,000	$1,094,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,094,000)		1,094,000

TOTAL INVESTMENT SECURITIES (Cost $1,094,000) - 108.3%		1,094,000
Net other assets (liabilities) - (8.3)%		(83,933)

NET ASSETS - 100.0%		$1,010,067

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $444,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/29/19	(1.92)%	$(500,520)	$(10,027)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/29/19	(1.92)%	(506,256)	(12,055)
				$(1,006,776)	$(22,082)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (102.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $821,161	$821,000	$821,000
TOTAL REPURCHASE AGREEMENTS (Cost $821,000)		821,000

TOTAL INVESTMENT SECURITIES (Cost $821,000) - 102.1%		821,000
Net other assets (liabilities) - (2.1)%		(16,828)

NET ASSETS - 100.0%		$804,172

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $243,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/29/19	(2.02)%	$(69,994)	$(74)
MSCI EAFE Index	UBS AG	4/29/19	(2.12)%	(730,352)	(800)
				$(800,346)	$(874)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $189,037	$189,000	$189,000
TOTAL REPURCHASE AGREEMENTS (Cost $189,000)		189,000

TOTAL INVESTMENT SECURITIES (Cost $189,000) - 98.2%		189,000
Net other assets (liabilities) - 1.8%		3,530

NET ASSETS - 100.0%		$192,530

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $99,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/19	(2.47)%	$(115,969)	$(1,311)
S&P MidCap 400	UBS AG	4/29/19	(2.42)%	(75,867)	(923)
				$(191,836)	$(2,234)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (114.0%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $2,605,511	$2,605,000	$2,605,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,605,000)		2,605,000

TOTAL INVESTMENT SECURITIES (Cost $2,605,000) - 114.0%		2,605,000
Net other assets (liabilities) - (14.0)%		(320,673)

NET ASSETS - 100.0%		$2,284,327

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $328,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	4	6/24/19	$(592,180)	$(21,044)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/19	(2.72)%	$(1,313,820)	$(16,230)
Nasdaq-100 Index	UBS AG	4/29/19	(2.57)%	(362,535)	(3,444)
				$(1,676,355)	$(19,674)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (86.9%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $2,110,414	$2,110,000	$2,110,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,110,000)		2,110,000

TOTAL INVESTMENT SECURITIES (Cost $2,110,000) - 86.9%		2,110,000
Net other assets (liabilities) - 13.1%		318,723

NET ASSETS - 100.0%		$2,428,723

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $442,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	6/24/19	$(772,000)	$(419)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/29/19	(2.17)%	$(1,564,713)	$(19,034)
Russell 2000 Index	UBS AG	4/29/19	(1.92)%	(87,894)	(1,050)
				$(1,652,607)	$(20,084)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (44.3%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	150	$2,735
22nd Century Group, Inc.* (Tobacco)(a)	725	1,240
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	3,766
8x8, Inc.* (Software)	275	5,555
A10 Networks, Inc.* (Software)	275	1,950
AAON, Inc. (Building Products)	125	5,772
AAR Corp. (Aerospace & Defense)	100	3,251
Aaron’s, Inc. (Specialty Retail)	200	10,519
Abeona Therapeutics, Inc.* (Biotechnology)	125	920
Abercrombie & Fitch Co. - Class A (Specialty Retail)	200	5,482
ABM Industries, Inc. (Commercial Services & Supplies)	200	7,269
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	750	938
Acacia Communications, Inc.* (Communications Equipment)	100	5,735
Acacia Research Corp.* (Professional Services)	350	1,141
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	300	8,054
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	6,818
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,102
Acceleron Pharma, Inc.* (Biotechnology)	125	5,821
ACCO Brands Corp. (Commercial Services & Supplies)	350	2,996
Accuray, Inc.* (Health Care Equipment & Supplies)	450	2,147
Achaogen, Inc.* (Biotechnology)	150	68
Achillion Pharmaceuticals, Inc.* (Biotechnology)	675	1,998
ACI Worldwide, Inc.* (Software)	325	10,682
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	125	749
Acorda Therapeutics, Inc.* (Biotechnology)	150	1,994
Actuant Corp. - Class A (Machinery)	200	4,874
Acushnet Holdings Corp. (Leisure Products)	125	2,893
Adtalem Global Education, Inc.* (Diversified Consumer Services)	175	8,106
ADTRAN, Inc. (Communications Equipment)	175	2,398
Aduro Biotech, Inc.* (Biotechnology)	275	1,095
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	225	6,300
Advanced Drainage Systems, Inc. (Building Products)	150	3,866
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	6,210
AdvanSix, Inc.* (Chemicals)	100	2,857
Adverum Biotechnologies, Inc.* (Biotechnology)	300	1,572
Aegion Corp.* (Construction & Engineering)	125	2,196
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	4,750
Aerohive Networks, Inc.* (Communications Equipment)	300	1,359
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	7,106
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,105
Agenus, Inc.* (Biotechnology)	575	1,708
AgeX Therapeutics, Inc.* (Biotechnology)	50	203
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	6,934
AgroFresh Solutions, Inc.* (Chemicals)	200	668
Aimmune Therapeutics, Inc.* (Biotechnology)	150	3,353
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	4,610
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,542
AK Steel Holding Corp.* (Metals & Mining)	1,000	2,750
Akebia Therapeutics, Inc.* (Biotechnology)	225	1,843
Akorn, Inc.* (Pharmaceuticals)	300	1,056
Alarm.com Holdings, Inc.* (Software)	100	6,490
Albany International Corp. - Class A (Machinery)	100	7,159
Alder Biopharmaceuticals, Inc.* (Biotechnology)	200	2,730
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	225	5,724
Allegheny Technologies, Inc.* (Metals & Mining)	350	8,950
ALLETE, Inc. (Electric Utilities)	150	12,334
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	525	5,009
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	100
Altair Engineering, Inc.* - Class A (Software)	100	3,681
Alteryx, Inc.* (Software)	100	8,387
Altra Industrial Motion Corp. (Machinery)	100	3,105
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	1,610
Ambac Financial Group, Inc.* (Insurance)	150	2,718
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	4,320
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	175	2,599
Amedisys, Inc.* (Health Care Providers & Services)	75	9,245
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	5,733
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	350	5,009
American Eagle Outfitters, Inc. (Specialty Retail)	450	9,976
American Equity Investment Life Holding Co. (Insurance)	250	6,755
American Outdoor Brands Corp.* (Leisure Products)	200	1,868

	Shares	Value
Common Stocks, continued
American Software, Inc. - Class A (Software)	125	$1,494
American States Water Co. (Water Utilities)	100	7,130
American Vanguard Corp. (Chemicals)	125	2,153
Americold Realty Trust (Equity Real Estate Investment Trusts)	175	5,339
Ameris Bancorp (Banks)	125	4,294
Amicus Therapeutics, Inc.* (Biotechnology)	550	7,479
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	3,203
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	5,886
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	275	3,897
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	3,065
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	750	422
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	225	470
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,858
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	5,611
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	700	2,121
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	425	1,717
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	2,438
Apogee Enterprises, Inc. (Building Products)	100	3,749
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	375	6,824
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	100	1,832
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	5,947
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	500	177
Aratana Therapeutics, Inc.* (Pharmaceuticals)	325	1,170
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	228	2,957
Arbutus BioPharma Corp.* (Biotechnology)	225	806
ArcBest Corp. (Road & Rail)	75	2,309
Archrock, Inc. (Energy Equipment & Services)	400	3,912
Ardelyx, Inc.* (Biotechnology)	300	840
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	200	1,232
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	6,724
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,899
Argo Group International Holdings, Ltd. (Insurance)	100	7,066
Arlington Asset Investment Corp. - Class A (Capital Markets)	150	1,194
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	200	826
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,728
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	150	2,930
ArQule, Inc.* (Biotechnology)	425	2,036
Array BioPharma, Inc.* (Biotechnology)	575	14,018
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	300	5,505
Artisan Partners Asset Management, Inc. (Capital Markets)	150	3,776
Ascena Retail Group, Inc.* (Specialty Retail)	650	702
ASGN, Inc.* (Professional Services)	150	9,523
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	350	1,663
Assertio Therapeutics, Inc.* (Pharmaceuticals)	275	1,394
AT Home Group, Inc.* (Specialty Retail)	100	1,786
Atara Biotherapeutics, Inc.* (Biotechnology)	125	4,969
Athenex, Inc.* (Biotechnology)	150	1,838
Athersys, Inc.* (Biotechnology)	750	1,125
Atkore International Group, Inc.* (Electrical Equipment)	150	3,230
Atlantic Capital Bancshares, Inc.* (Banks)	100	1,783
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	675	1,701
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	3,349
Audentes Therapeutics, Inc.* (Biotechnology)	100	3,902
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	125	5,335
Avaya Holdings Corp.* - Class C (Software)	325	5,470
Aveo Phamaceuticals, Inc.* (Biotechnology)	650	533
Avid Bioservices, Inc.* (Biotechnology)	400	1,700
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	225	1,676
Avis Budget Group, Inc.* (Road & Rail)	200	6,971
Avista Corp. (Multi-Utilities)	175	7,109
AVX Corp. (Electronic Equipment, Instruments & Components)	175	3,035
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,515
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	2,106
Axon Enterprise, Inc.* (Aerospace & Defense)	150	8,162
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	175	5,068
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,001
AZZ, Inc. (Electrical Equipment)	75	3,070
B&G Foods, Inc. - Class A (Food Products)(a)	200	4,883
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	475	195
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	5,564
Balchem Corp. (Chemicals)	100	9,279
Banc of California, Inc. (Banks)	150	2,076
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	125	2,490
BancorpSouth Bank (Banks)	275	7,761

	Shares	Value
Common Stocks, continued
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	$5,382
Banner Corp. (Banks)	100	5,417
Barnes & Noble Education, Inc.* (Specialty Retail)	225	945
Barnes & Noble, Inc. (Specialty Retail)	300	1,629
Barnes Group, Inc. (Machinery)	150	7,711
BBX Capital Corp. (Hotels, Restaurants & Leisure)	275	1,628
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	6,432
Beazer Homes USA, Inc.* (Household Durables)	150	1,727
Bed Bath & Beyond, Inc. (Specialty Retail)	400	6,796
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	6,713
Bellicum Pharmaceutials, Inc.* (Biotechnology)	225	758
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	7,479
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	3,938
Berkshire Hills Bancorp, Inc. (Banks)	125	3,405
Big Lots, Inc. (Multiline Retail)	125	4,753
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	400	3,256
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	5,147
BioScrip, Inc.* (Health Care Providers & Services)	650	1,300
BioTelemetry, Inc.* (Health Care Providers & Services)	100	6,262
BioTime, Inc. (Biotechnology)(a)	625	819
Black Hills Corp. (Multi-Utilities)	150	11,110
Blackbaud, Inc. (Software)	125	9,966
Blackline, Inc.* (Software)	100	4,632
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	300	10,367
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	5,113
Blucora, Inc.* (Capital Markets)	150	5,007
Blueprint Medicines Corp.* (Biotechnology)	125	10,005
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	225	3,976
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150	3,492
Boise Cascade Co. (Paper & Forest Products)	125	3,345
Boston Private Financial Holdings, Inc. (Banks)	275	3,014
Bottomline Technologies, Inc.* (Software)	125	6,261
Box, Inc.* - Class A (Software)	375	7,241
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250	6,840
Brady Corp. - Class A (Commercial Services & Supplies)	150	6,962
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	150	1,832
Briggs & Stratton Corp. (Machinery)	150	1,775
Brightcove, Inc.* (IT Services)	175	1,472
BrightSphere Investment Group PLC (Capital Markets)	275	3,729
Brinker International, Inc. (Hotels, Restaurants & Leisure)	125	5,548
Bristow Group, Inc.* (Energy Equipment & Services)(a)	150	167
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	575	3,784
Brookline Bancorp, Inc. (Banks)	250	3,600
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	5,866
Builders FirstSource, Inc.* (Building Products)	350	4,669
C&J Energy Services, Inc.* (Energy Equipment & Services)	200	3,104
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	8,397
CACI International, Inc.* - Class A (IT Services)	75	13,651
Cactus, Inc.* - Class A (Energy Equipment & Services)	100	3,560
Cadence BanCorp (Banks)	150	2,783
CalAmp Corp.* (Communications Equipment)	125	1,573
Caleres, Inc. (Specialty Retail)	125	3,086
California Resources Corp.* (Oil, Gas & Consumable Fuels)	150	3,857
California Water Service Group (Water Utilities)	150	8,142
Calithera Biosciences, Inc.* (Biotechnology)	250	1,685
Calix, Inc.* (Communications Equipment)	225	1,733
Callaway Golf Co. (Leisure Products)	300	4,779
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	675	5,096
Cal-Maine Foods, Inc. (Food Products)	100	4,463
Cambrex Corp.* (Life Sciences Tools & Services)	100	3,885
Camping World Holdings, Inc. (Specialty Retail)(a)	125	1,739
Cannae Holdings, Inc.* (Diversified Financial Services)	225	5,459
Capital Senior Living Corp.* (Health Care Providers & Services)	150	599
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400	5,340
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325	2,792
Cara Therapeutics, Inc.* (Biotechnology)	125	2,453
Carbonite, Inc.* (IT Services)	100	2,481
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125	4,833
Cardtronics PLC* - Class A (IT Services)	125	4,448
CareDx, Inc.* (Biotechnology)	150	4,728
Career Education Corp.* (Diversified Consumer Services)	225	3,717
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	250	5,865
Cargurus, Inc.* (Interactive Media & Services)	150	6,009
Carpenter Technology Corp. (Metals & Mining)	125	5,731
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	225	2,806
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	1,496
Cars.com, Inc.* (Interactive Media & Services)	225	5,130

	Shares	Value
Common Stocks, continued
Carvana Co.* (Specialty Retail)(a)	100	$5,806
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	125	4,445
CASI Pharmaceuticals, Inc.* (Biotechnology)	275	789
Castle Brands, Inc.* (Beverages)	975	679
Castlight Health, Inc.* - Class B (Health Care Technology)	425	1,594
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525	2,678
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	200	1,964
Cathay General Bancorp, Inc. (Banks)	225	7,630
CBIZ, Inc.* (Professional Services)	175	3,542
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	600	930
CECO Environmental Corp.* (Commercial Services & Supplies)	225	1,620
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	1,445
CenterState Banks, Inc. (Banks)	250	5,953
Central European Media Enterprises, Ltd.* - Class A (Media)	450	1,791
Central Garden & Pet Co.* - Class A (Household Products)	125	2,906
Central Pacific Financial Corp. (Banks)	100	2,884
Century Aluminum Co.* (Metals & Mining)	175	1,554
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	175	1,586
Century Communities, Inc.* (Household Durables)	100	2,397
Cerus Corp.* (Health Care Equipment & Supplies)	450	2,804
ChannelAdvisor Corp.* (Software)	125	1,523
Chart Industries, Inc.* (Machinery)	100	9,051
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	2,886
Chegg, Inc.* (Diversified Consumer Services)	300	11,435
Chemical Financial Corp. (Banks)	200	8,231
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	175	4,867
Chico’s FAS, Inc. (Specialty Retail)	425	1,815
Chimerix, Inc.* (Biotechnology)	300	630
ChromaDex Corp.* (Life Sciences Tools & Services)(a)	350	1,467
Ciena Corp.* (Communications Equipment)	400	14,935
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	175	1,670
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	8,414
Cision, Ltd.* (Software)	150	2,066
Citizens, Inc.* (Insurance)	250	1,668
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	175	1,979
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	650	2,009
Clear Channel Outdoor Holdings, Inc.* (Media)	300	1,605
Clearside Biomedical, Inc.* (Pharmaceuticals)	150	207
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	100	1,454
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	225	3,400
Cleveland-Cliffs, Inc. (Metals & Mining)	875	8,741
Cloudera, Inc.* (Software)	625	6,838
Clovis Oncology, Inc.* (Biotechnology)	150	3,723
CNO Financial Group, Inc. (Insurance)	475	7,686
Codexis, Inc.* (Life Sciences Tools & Services)	200	4,106
Coeur Mining, Inc.* (Metals & Mining)	600	2,448
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	6,780
Coherus Biosciences, Inc.* (Biotechnology)	175	2,387
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	100	1,475
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	1,514
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	275	4,307
Columbia Banking System, Inc. (Banks)	200	6,538
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	175	2,742
Comfort Systems USA, Inc. (Construction & Engineering)	125	6,549
Commercial Metals Co. (Metals & Mining)	350	5,978
Commercial Vehicle Group, Inc.* (Machinery)	200	1,534
Community Bank System, Inc. (Banks)	150	8,965
Community Health Systems, Inc.* (Health Care Providers & Services)	425	1,585
CommVault Systems, Inc.* (Software)	125	8,093
Compass Minerals International, Inc. (Metals & Mining)	100	5,437
CONMED Corp. (Health Care Equipment & Supplies)	75	6,239
ConnectOne Bancorp, Inc. (Banks)	100	1,970
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	100	3,422
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	250	2,728
Continental Building Products, Inc.* (Building Products)	125	3,099
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	1,693
Cooper Tire & Rubber Co. (Auto Components)	175	5,231
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)(a)	275	1,911
Corcept Therapeutics, Inc.* (Pharmaceuticals)	300	3,522
Corecivic, Inc. (Equity Real Estate Investment Trusts)	350	6,808
Core-Mark Holding Co., Inc. (Distributors)	150	5,570
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	150	1,676
Cornerstone OnDemand, Inc.* (Software)	150	8,217
Costamare, Inc. (Marine)	250	1,300
Coupa Software, Inc.* (Software)	150	13,646
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,175	11,350

	Shares	Value
Common Stocks, continued
Covanta Holding Corp. (Commercial Services & Supplies)	350	$6,059
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	125	699
Cowen Group, Inc.* - Class A (Capital Markets)	125	1,811
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	3,908
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	275	15,735
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	225	5,794
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	175	1,230
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	3,646
CryoPort, Inc.* (Health Care Equipment & Supplies)(a)	125	1,615
CSG Systems International, Inc. (IT Services)	100	4,230
CTI BioPharma Corp.* (Biotechnology)	325	315
CTS Corp. (Electronic Equipment, Instruments & Components)	100	2,937
Cubic Corp. (Aerospace & Defense)	75	4,218
Customers Bancorp, Inc.* (Banks)	100	1,831
CVB Financial Corp. (Banks)	300	6,315
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	225	2,988
Cytokinetics, Inc.* (Biotechnology)	225	1,820
Cytomx Therapeutics, Inc.* (Biotechnology)	125	1,344
CytoSorbents Corp.* (Health Care Equipment & Supplies)	150	1,136
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	1,490
Dana Holding Corp. (Auto Components)	425	7,539
Darling Ingredients, Inc.* (Food Products)	475	10,283
Daseke, Inc.* (Road & Rail)	200	1,018
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	125	6,234
Dean Foods Co. (Food Products)	325	985
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	14,699
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	1,509
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	8,194
Deluxe Corp. (Commercial Services & Supplies)	125	5,465
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,350	2,768
Denny’s Corp.* (Hotels, Restaurants & Leisure)	225	4,129
Dermira, Inc.* (Pharmaceuticals)	175	2,371
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	425	1,896
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	2,360
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	6,498
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	175	2,564
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	275	3,044
Digi International, Inc.* (Communications Equipment)	125	1,584
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,341
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	4,338
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	1,017
Donnelley Financial Solutions, Inc.* (Capital Markets)	150	2,232
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	175	1,124
Dorman Products, Inc.* (Auto Components)	75	6,607
Dril-Quip, Inc.* (Energy Equipment & Services)	125	5,730
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	275	1,235
DSW, Inc. - Class A (Specialty Retail)	225	5,000
Durect Corp.* (Pharmaceuticals)	850	532
Dycom Industries, Inc.* (Construction & Engineering)	100	4,594
Dynavax Technologies Corp.* (Biotechnology)	225	1,645
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	275	1,675
Eagle Bancorp, Inc.* (Banks)	100	5,020
Eagle Bulk Shipping, Inc.* (Marine)	275	1,279
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	175	3,152
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	11,163
Ebix, Inc. (Software)	75	3,703
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,478
Edgewell Personal Care Co.* (Personal Products)	150	6,584
Editas Medicine, Inc.* (Biotechnology)	150	3,668
El Paso Electric Co. (Electric Utilities)	125	7,353
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	200	9,337
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	4,035
Ellie Mae, Inc.* (Software)	100	9,869
EMCOR Group, Inc. (Construction & Engineering)	150	10,961
Emerald Expositions Events, Inc. (Media)	100	1,270
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,315
Employers Holdings, Inc. (Insurance)	100	4,011
Encore Capital Group, Inc.* (Consumer Finance)	100	2,723
Endo International PLC* (Pharmaceuticals)	675	5,419
Endologix, Inc.* (Health Care Equipment & Supplies)	51	337
Endurance International Group Holdings, Inc.* (IT Services)	275	1,994
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)(a)	625	2,081
Energy Recovery, Inc.* (Machinery)	200	1,746
EnerSys (Electrical Equipment)	125	8,145
Ennis, Inc. (Commercial Services & Supplies)	100	2,076
Enova International, Inc.* (Consumer Finance)	100	2,282
Enphase Energy, Inc.* (Electrical Equipment)(a)	375	3,461

	Shares	Value
Common Stocks, continued
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	400	$14,275
Entercom Communications Corp. - Class A (Media)	450	2,363
Entravision Communications Corp. - Class A (Media)	350	1,134
Envestnet, Inc.* (Software)	125	8,174
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	275	751
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	425	111
Epizyme, Inc.* (Biotechnology)	200	2,478
Eros International PLC* (Entertainment)	150	1,371
ESCO Technologies, Inc. (Machinery)	75	5,027
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	275	11,948
Ethan Allen Interiors, Inc. (Household Durables)	100	1,913
Etsy, Inc.* (Internet & Direct Marketing Retail)	325	21,846
Everbridge, Inc.* (Software)	75	5,626
Everi Holdings, Inc.* (IT Services)	275	2,893
EVERTEC, Inc. (IT Services)	200	5,562
Evolent Health, Inc.* (Health Care Technology)	225	2,831
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	150	1,013
Evoqua Water Technologies Corp.* (Machinery)	250	3,145
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,860
Exela Technologies, Inc.* - Class I (IT Services)	300	1,002
ExlService Holdings, Inc.* (IT Services)	100	6,002
Exponent, Inc. (Professional Services)	150	8,657
Express, Inc.* (Specialty Retail)	275	1,177
Exterran Corp.* (Energy Equipment & Services)	125	2,106
Extreme Networks, Inc.* (Communications Equipment)	400	2,996
EZCORP, Inc.* - Class A (Consumer Finance)	200	1,864
Fabrinet* (Electronic Equipment, Instruments & Components)	125	6,545
Farmers National Banc Corp. (Banks)	125	1,724
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,120
Fate Therapeutics, Inc.* (Biotechnology)	200	3,514
Federal Signal Corp. (Machinery)	200	5,198
Federated Investors, Inc. - Class B (Capital Markets)	300	8,793
Ferro Corp.* (Chemicals)	250	4,733
FGL Holdings (Diversified Financial Services)	475	3,738
FibroGen, Inc.* (Biotechnology)	200	10,869
Finisar Corp.* (Communications Equipment)	350	8,110
First Bancorp (Banks)	100	3,476
First BanCorp. (Banks)	675	7,736
First Busey Corp. (Banks)	150	3,660
First Commonwealth Financial Corp. (Banks)	325	4,095
First Financial Bancorp (Banks)	275	6,617
First Financial Bankshares, Inc. (Banks)	175	10,111
First Foundation, Inc. (Banks)	125	1,696
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	12,375
First Interstate Bancsys - Class A (Banks)	100	3,982
First Merchants Corp. (Banks)	150	5,528
First Midwest Bancorp, Inc. (Banks)	300	6,138
First of Long Island Corp. (The) (Banks)	100	2,193
FirstCash, Inc. (Consumer Finance)	125	10,812
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	675	3,996
Five Below, Inc.* (Specialty Retail)	150	18,637
Five Prime Therapeutics, Inc.* (Biotechnology)	150	2,010
Five9, Inc.* (Software)	175	9,245
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	100	3,292
Flexion Therapeutics, Inc.* (Biotechnology)	125	1,560
Flotek Industries, Inc.* (Chemicals)	425	1,377
Fluent, Inc.* (Media)	400	2,248
Fluidigm Corp.* (Life Sciences Tools & Services)	250	3,323
Flushing Financial Corp. (Banks)	100	2,193
ForeScout Technologies, Inc.* (Software)	100	4,191
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	4,023
Fortress Biotech, Inc.* (Biotechnology)	375	668
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	300	1,533
Forward Air Corp. (Air Freight & Logistics)	100	6,473
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	2,058
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	5,920
Fox Factory Holding Corp.* (Auto Components)	125	8,735
Francesca’s Holdings Corp.* (Specialty Retail)	200	135
Franklin Electric Co., Inc. (Machinery)	150	7,663
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	375	2,696
Frank’s International N.V.* (Energy Equipment & Services)	325	2,018
Fresh Del Monte Produce, Inc. (Food Products)	100	2,703
Freshpet, Inc.* (Food Products)	100	4,229
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	200	1,854
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	350	697
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)(a)	350	2,261
FTI Consulting, Inc.* (Professional Services)	100	7,682
FuelCell Energy, Inc.* (Electrical Equipment)	875	215
Fulton Financial Corp. (Banks)	500	7,740
FutureFuel Corp. (Chemicals)	125	1,675
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,256
GameStop Corp. - Class A (Specialty Retail)	325	3,302
Gannett Co., Inc. (Media)	375	3,953

	Shares	Value
Common Stocks, continued
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	$2,619
GATX Corp. (Trading Companies & Distributors)	100	7,636
GCP Applied Technologies, Inc.* (Chemicals)	225	6,660
Generac Holdings, Inc.* (Electrical Equipment)	175	8,965
Genesis Healthcare, Inc.* (Health Care Providers & Services)	500	720
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	250	1,773
Gentherm, Inc.* (Auto Components)	125	4,608
Genworth Financial, Inc.* - Class A (Insurance)	1,500	5,745
Geron Corp.* (Biotechnology)	675	1,121
Getty Realty Corp. (Equity Real Estate Investment Trusts)	125	4,004
Gibraltar Industries, Inc.* (Building Products)	100	4,061
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	4,995
Glacier Bancorp, Inc. (Banks)	250	10,017
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	125	2,596
Glaukos Corp.* (Health Care Equipment & Supplies)	100	7,837
Global Blood Therapeutics, Inc.* (Biotechnology)	150	7,939
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,253
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	200	9,881
Glu Mobile, Inc.* (Entertainment)	425	4,650
Glycomimetics, Inc.* (Biotechnology)	150	1,869
Gms, Inc.* (Trading Companies & Distributors)	125	1,890
GNC Holdings, Inc.* - Class A (Specialty Retail)	425	1,160
Gogo, Inc.* (Wireless Telecommunication Services)(a)	325	1,459
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	5,799
Gold Resource Corp. (Metals & Mining)	275	1,081
GoPro, Inc.* - Class A (Household Durables)	425	2,763
Granite Construction, Inc. (Construction & Engineering)	125	5,394
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,786
Gray Television, Inc.* (Media)	275	5,874
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	2,896
Great Western Bancorp, Inc. (Banks)	175	5,528
Green Brick Partners, Inc.* (Household Durables)	150	1,313
Green Dot Corp.* - Class A (Consumer Finance)	125	7,581
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	150	2,502
Greenlight Capital Re, Ltd.* - Class A (Insurance)	150	1,631
Greif, Inc. - Class A (Containers & Packaging)	75	3,094
Griffon Corp. (Building Products)	125	2,310
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,350	4,793
GTT Communications, Inc.* (IT Services)(a)	100	3,470
GUESS?, Inc. (Specialty Retail)	200	3,920
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	525	4,211
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	2,511
H.B. Fuller Co. (Chemicals)	150	7,295
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	13,121
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	575	776
Halozyme Therapeutics, Inc.* (Biotechnology)	375	6,038
Hancock Holding Co. (Banks)	250	10,099
Hanmi Financial Corp. (Banks)	125	2,659
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	175	4,487
Harmonic, Inc.* (Communications Equipment)	425	2,304
Harsco Corp.* (Machinery)	250	5,040
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	275	1,185
Hawaiian Holdings, Inc. (Airlines)	150	3,938
HC2 Holdings, Inc.* (Construction & Engineering)	275	674
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	11,238
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	7,422
HealthEquity, Inc.* (Health Care Providers & Services)	150	11,096
HealthStream, Inc.* (Health Care Technology)	100	2,806
Heartland Express, Inc. (Road & Rail)	175	3,374
Heartland Financial USA, Inc. (Banks)	100	4,265
Hecla Mining Co. (Metals & Mining)	1,275	2,933
Helen of Troy, Ltd.* (Household Durables)	75	8,696
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	3,955
Heritage Commerce Corp. (Banks)	150	1,815
Heritage Financial Corp. (Banks)	125	3,768
Herman Miller, Inc. (Commercial Services & Supplies)	175	6,157
Heron Therapeutics, Inc.* (Biotechnology)	200	4,888
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	125	2,143
Hertz Global Holdings, Inc.* (Road & Rail)	200	3,474
HFF, Inc. - Class A (Real Estate Management & Development)	125	5,969
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	425	939
Hillenbrand, Inc. (Machinery)	175	7,268
Hilltop Holdings, Inc. (Banks)	225	4,106
HMS Holdings Corp.* (Health Care Technology)	250	7,403
HNI Corp. (Commercial Services & Supplies)	125	4,536
Home BancShares, Inc. (Banks)	450	7,907
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,635
Hope Bancorp, Inc. (Banks)	375	4,905

	Shares	Value
Common Stocks, continued
Horace Mann Educators Corp. (Insurance)	125	$4,401
Horizon BanCorp, Inc. (Banks)	150	2,414
Horizon Pharma PLC* (Pharmaceuticals)	475	12,553
Hostess Brands, Inc.* (Food Products)	325	4,063
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	375	2,726
Houlihan Lokey, Inc. (Capital Markets)	100	4,585
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	32	351
Hub Group, Inc.* - Class A (Air Freight & Logistics)	100	4,085
Hubspot, Inc.* (Software)	100	16,620
Hudson, Ltd.* - Class A (Specialty Retail)	150	2,063
IBERIABANK Corp. (Banks)	150	10,756
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	100	2,258
IDACORP, Inc. (Electric Utilities)	150	14,930
Idera Pharmaceuticals, Inc.* (Biotechnology)	125	319
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	6,517
IMAX Corp.* (Entertainment)	175	3,969
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	125	1,054
Immune Design Corp.* (Biotechnology)	300	1,755
ImmunoGen, Inc.* (Biotechnology)	400	1,084
Immunomedics, Inc.* (Biotechnology)	375	7,203
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	325	900
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	3,507
Independent Bank Corp. (Banks)	75	6,076
Infinera Corp.* (Communications Equipment)	475	2,062
Information Services Group, Inc.* (IT Services)	300	1,119
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	3,146
Ingevity Corp.* (Chemicals)	125	13,200
InnerWorkings, Inc.* (Professional Services)	225	815
Innospec, Inc. (Chemicals)	75	6,251
Innoviva, Inc.* (Pharmaceuticals)	250	3,508
Inovalon Holdings, Inc.* (Health Care Technology)	275	3,418
Inovio Pharmaceuticals, Inc.* (Biotechnology)	425	1,585
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	150	6,561
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	5,506
Insmed, Inc.* (Biotechnology)	225	6,540
Insperity, Inc. (Professional Services)	100	12,365
Instructure, Inc.* (Software)	100	4,712
Insys Therapeutics, Inc.* (Biotechnology)(a)	175	809
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	7,542
Intellia Therapeutics, Inc.* (Biotechnology)	125	2,135
Intelsat S.A.* (Diversified Telecommunication Services)	150	2,349
InterDigital, Inc. (Communications Equipment)	100	6,598
Interface, Inc. (Commercial Services & Supplies)	200	3,064
International Bancshares Corp. (Banks)	175	6,655
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	75	3,272
Intersect ENT, Inc.* (Pharmaceuticals)	100	3,215
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	2,132
Intrepid Potash, Inc.* (Chemicals)	450	1,706
Intrexon Corp.* (Biotechnology)(a)	225	1,184
Invacare Corp. (Health Care Equipment & Supplies)	125	1,046
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,530
Investors Bancorp, Inc. (Banks)	725	8,590
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	50	2,996
Invitae Corp.* (Biotechnology)	275	6,441
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	2,615
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	7,931
iRobot Corp.* (Household Durables)	75	8,826
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	5,412
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	250	2,105
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	250	1,043
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	4,665
J.C. Penney Co., Inc.* (Multiline Retail)(a)	1,150	1,714
j2 Global, Inc. (Software)	125	10,824
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,080
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	250	2,618
James River Group Holdings, Ltd. (Insurance)	100	4,008
Jeld-Wen Holding, Inc.* (Building Products)	225	3,974
John Bean Technologies Corp. (Machinery)	100	9,188
K12, Inc.* (Diversified Consumer Services)	150	5,120
Kadmon Holdings, Inc.* (Biotechnology)	425	1,122
Kaman Corp. - Class A (Trading Companies & Distributors)	75	4,383
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	1,022
KB Home (Household Durables)	250	6,043
KBR, Inc. (Construction & Engineering)	425	8,113
Keane Group, Inc.* (Energy Equipment & Services)	200	2,178
Kearny Financial Corp. (Thrifts & Mortgage Finance)	325	4,183
Kelly Services, Inc. - Class A (Professional Services)	125	2,758
KEMET Corp. (Electronic Equipment, Instruments & Components)	175	2,970
Kemper Corp. (Insurance)	125	9,517
Kennametal, Inc. (Machinery)	225	8,268
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	375	8,020
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	1,936
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	2,121
Kindred Biosciences, Inc.* (Biotechnology)	150	1,376

	Shares	Value
Common Stocks, continued
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	275	$4,397
Knoll, Inc. (Commercial Services & Supplies)	175	3,309
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,848
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	450	603
Korn/Ferry International (Professional Services)	150	6,717
Kraton Performance Polymers, Inc.* (Chemicals)	100	3,218
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	300	4,689
Kura Oncology, Inc.* (Biotechnology)	125	2,074
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	284	4,834
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	500	1,415
Lakeland Bancorp, Inc. (Banks)	150	2,240
Lakeland Financial Corp. (Banks)	75	3,392
Landec Corp.* (Food Products)	125	1,535
Lannett Co., Inc.* (Pharmaceuticals)	150	1,181
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	150	3,672
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	500	1,545
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	5,369
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	175	2,620
La-Z-Boy, Inc. (Household Durables)	150	4,949
LCI Industries (Auto Components)	75	5,762
LegacyTexas Financial Group, Inc. (Banks)	150	5,609
LendingClub Corp.* (Consumer Finance)	1,050	3,245
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	973
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	5,889
LHC Group, Inc.* (Health Care Providers & Services)	100	11,086
Liberty Braves Group* - Class C (Entertainment)	125	3,471
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	150	6,419
Liberty Latin America, Ltd.* - Class A (Media)	150	2,901
Liberty Latin America, Ltd.* - Class C (Media)	350	6,808
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	250	3,548
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	351
Limelight Networks, Inc.* (IT Services)	450	1,454
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	200	1,542
LivaNova PLC* (Health Care Equipment & Supplies)	125	12,155
Live Oak Bancshares, Inc. (Banks)	100	1,461
LivePerson, Inc.* (Software)	175	5,079
LiveRamp Holdings, Inc.* (IT Services)	225	12,277
LiveXLive Media, Inc.* (Entertainment)	175	942
Louisiana-Pacific Corp. (Paper & Forest Products)	425	10,361
LSC Communications, Inc. (Commercial Services & Supplies)	150	980
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,725
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	1,010
Lumentum Holdings, Inc.* (Communications Equipment)	200	11,307
Luminex Corp. (Life Sciences Tools & Services)	125	2,876
M.D.C. Holdings, Inc. (Household Durables)	150	4,359
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,507
M/I Homes, Inc.* (Household Durables)	100	2,662
Macatawa Bank Corp. (Banks)	150	1,491
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	6,105
MacroGenics, Inc.* (Biotechnology)	150	2,697
Magellan Health, Inc.* (Health Care Providers & Services)	75	4,944
Maiden Holdings, Ltd. (Insurance)	275	204
Mallinckrodt PLC* (Pharmaceuticals)	250	5,434
MannKind Corp.* (Biotechnology)	825	1,625
ManTech International Corp. - Class A (IT Services)	75	4,052
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	225	941
Marrone Bio Innovations, Inc.* (Chemicals)	675	1,033
Marten Transport, Ltd. (Road & Rail)	150	2,675
Masonite International Corp.* (Building Products)	75	3,742
MasTec, Inc.* (Construction & Engineering)	175	8,418
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	300	5,798
Matrix Service Co.* (Energy Equipment & Services)	125	2,448
Matson, Inc. (Marine)	125	4,511
Matthews International Corp. - Class A (Commercial Services & Supplies)	100	3,695
Maxar Technologies, Inc. (Aerospace & Defense)(a)	175	704
MAXIMUS, Inc. (IT Services)	175	12,421
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	225	5,744
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	250	1,118
MBIA, Inc.* (Insurance)	325	3,094
McDermott International, Inc.* (Energy Equipment & Services)	500	3,720
McGrath RentCorp (Commercial Services & Supplies)	75	4,243
MDC Partners, Inc.* - Class A (Media)	325	731
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,670
MediciNova, Inc.* (Biotechnology)(a)	200	1,656
Medidata Solutions, Inc.* (Health Care Technology)	150	10,985
Mercury Systems, Inc.* (Aerospace & Defense)	150	9,611
Meredith Corp. (Media)	125	6,908

	Shares	Value
Common Stocks, continued
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	$2,746
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,642
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	9,274
Meritage Homes Corp.* (Household Durables)	125	5,589
Meritor, Inc.* (Machinery)	250	5,088
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	3,598
MGE Energy, Inc. (Electric Utilities)	100	6,797
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,050	13,849
Milacron Holdings Corp.* (Machinery)	225	2,547
Minerals Technologies, Inc. (Chemicals)	100	5,879
Minerva Neurosciences, Inc.* (Biotechnology)	175	1,376
Miragen Therapeutics, Inc.* (Biotechnology)	200	558
Mitek System, Inc.* (Software)	175	2,142
Mobile Mini, Inc. (Commercial Services & Supplies)	125	4,243
MobileIron, Inc.* (Software)	375	2,051
Model N, Inc.* (Software)	125	2,193
Modine Manufacturing Co.* (Auto Components)	175	2,427
Moelis & Co. (Capital Markets)	125	5,201
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	3,633
MoneyGram International, Inc.* (IT Services)	200	408
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	250	3,295
Monotype Imaging Holdings, Inc. (Software)	150	2,984
Monro Muffler Brake, Inc. (Specialty Retail)	100	8,651
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	50	752
Moog, Inc. - Class A (Aerospace & Defense)	100	8,694
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	100	959
MRC Global, Inc.* (Trading Companies & Distributors)	250	4,370
MSA Safety, Inc. (Commercial Services & Supplies)	100	10,339
MSG Networks, Inc.* - Class A (Media)	200	4,350
Mueller Industries, Inc. (Machinery)	175	5,485
Mueller Water Products, Inc. - Class A (Machinery)	475	4,769
Murphy USA, Inc.* (Specialty Retail)	100	8,562
Myers Industries, Inc. (Containers & Packaging)	125	2,139
Myokardia, Inc.* (Pharmaceuticals)	100	5,199
Myriad Genetics, Inc.* (Biotechnology)	200	6,639
Nantkwest, Inc.* (Biotechnology)	400	632
Natera, Inc.* (Biotechnology)	150	3,093
National Bank Holdings Corp. (Banks)	100	3,326
National CineMedia, Inc. (Media)	300	2,115
National General Holdings Corp. (Insurance)	200	4,746
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,818
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	4,277
National Vision Holdings, Inc.* (Specialty Retail)	100	3,143
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	2,538
Nautilus, Inc.* (Leisure Products)	125	695
Navigant Consulting, Inc. (Professional Services)	150	2,921
Navistar International Corp.* (Machinery)	150	4,845
NBT Bancorp, Inc. (Banks)	125	4,501
NCI Building Systems, Inc.* (Building Products)	150	924
Neogen Corp.* (Health Care Equipment & Supplies)	150	8,609
NeoGenomics, Inc.* (Life Sciences Tools & Services)	200	4,092
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	225	1,415
Neos Therapeutics, Inc.* (Pharmaceuticals)	200	522
NETGEAR, Inc.* (Communications Equipment)	100	3,312
NetScout Systems, Inc.* (Communications Equipment)	250	7,018
Nevro Corp.* (Health Care Equipment & Supplies)	75	4,688
New Jersey Resources Corp. (Gas Utilities)	250	12,447
New Media Investment Group, Inc. (Media)	200	2,100
New Relic, Inc.* (Software)	125	12,337
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	1,635
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,588
NewLink Genetics Corp.* (Biotechnology)	250	483
Newpark Resources, Inc.* (Energy Equipment & Services)	325	2,977
Nexstar Broadcasting Group, Inc. - Class A (Media)	125	13,545
NextGen Healthcare, Inc.* (Health Care Technology)	175	2,945
NIC, Inc. (IT Services)	225	3,845
NII Holdings, Inc.* (Wireless Telecommunication Services)	475	931
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	225	5,821
NN, Inc. (Machinery)	125	936
Noble Corp. PLC* (Energy Equipment & Services)	825	2,368
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	700	1,414
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	625	1,713
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,433
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	175	3,038
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	5,091
Northwest Natural Holding Co. (Gas Utilities)	100	6,563
NorthWestern Corp. (Multi-Utilities)	150	10,562
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	8,472

	Shares	Value
Common Stocks, continued
Novavax, Inc.* (Biotechnology)	1,575	$868
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	10,837
NOW, Inc.* (Trading Companies & Distributors)	350	4,886
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	8,519
Nymox Pharmaceutical Corp.* (Biotechnology)(a)	350	690
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	775	4,681
Oceaneering International, Inc.* (Energy Equipment & Services)	300	4,731
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	3,609
Ocular Therapeutix, Inc.* (Pharmaceuticals)	200	794
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	500	910
Office Depot, Inc. (Specialty Retail)	1,750	6,353
Office Properties Income Trust (Equity Real Estate Investment Trusts)	75	2,073
OFG Bancorp (Banks)	175	3,463
Oil States International, Inc.* (Energy Equipment & Services)	175	2,968
Old National Bancorp (Banks)	450	7,380
Old Second Bancorp, Inc. (Banks)	125	1,574
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	12,799
Omeros Corp.* (Pharmaceuticals)	175	3,040
Omnicell, Inc.* (Health Care Technology)	125	10,105
OMNOVA Solutions, Inc.* (Chemicals)	200	1,404
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,355
ONE Gas, Inc. (Gas Utilities)	150	13,354
OneSpan, Inc.* (Software)	125	2,403
OPKO Health, Inc.* (Biotechnology)	1,025	2,675
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	2,230
ORBCOMM, Inc.* (Diversified Telecommunication Services)	275	1,865
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)(a)	250	1,645
Organovo Holdings, Inc.* (Biotechnology)(a)	900	893
Orion Marine Group, Inc.* (Construction & Engineering)	175	511
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,495
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	125	6,893
Otter Tail Corp. (Electric Utilities)	125	6,228
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	375	859
Owens & Minor, Inc. (Health Care Providers & Services)	200	820
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	2,154
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,118
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	550	3,977
Pacific Premier Bancorp, Inc. (Banks)	150	3,980
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,758
Palatin Technologies, Inc.* (Biotechnology)(a)	1,450	1,421
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,226
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)(a)	175	938
Party City Holdco, Inc.* (Specialty Retail)	150	1,191
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	250	5,500
Patterson Cos., Inc. (Health Care Providers & Services)	250	5,463
Paylocity Holding Corp.* (Software)	100	8,919
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	7,118
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,853
PDL BioPharma, Inc.* (Biotechnology)	750	2,790
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	225	6,373
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	6,212
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	300	6,030
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	250	1,573
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	4,142
Perficient, Inc.* (IT Services)	125	3,424
Performance Food Group Co.* (Food & Staples Retailing)	300	11,892
Perspecta, Inc. (IT Services)	425	8,594
PGT, Inc.* (Building Products)	175	2,424
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,599
Physicians Realty Trust (Equity Real Estate Investment Trusts)	525	9,874
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	375	7,819
Pier 1 Imports, Inc.* (Specialty Retail)	500	382
Pieris Pharmaceuticals, Inc.* (Biotechnology)	300	1,005
Pioneer Energy Services Corp.* (Energy Equipment & Services)	400	708
Pitney Bowes, Inc. (Commercial Services & Supplies)	575	3,950
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	250	17,179
Plantronics, Inc. (Communications Equipment)	100	4,611
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	6,095
Plug Power, Inc.* (Electrical Equipment)(a)	1,000	2,400
PNM Resources, Inc. (Electric Utilities)	225	10,652
PolyOne Corp. (Chemicals)	225	6,595
Portland General Electric Co. (Electric Utilities)	250	12,959
Portola Pharmaceuticals, Inc.* (Biotechnology)	200	6,939
Potlatch Corp. (Equity Real Estate Investment Trusts)	191	7,218
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	5,246

	Shares	Value
Common Stocks, continued
PQ Group Holdings, Inc.* (Chemicals)	150	$2,276
PRA Group, Inc.* (Consumer Finance)	150	4,022
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	150	2,223
Presidio, Inc. (IT Services)	150	2,220
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	4,487
Primerica, Inc. (Insurance)	125	15,268
Primo Water Corp.* (Beverages)	125	1,933
Primoris Services Corp. (Construction & Engineering)	150	3,102
ProAssurance Corp. (Insurance)	175	6,057
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	1,392
Progress Software Corp. (Software)	150	6,656
ProPetro Holding Corp.* (Energy Equipment & Services)	250	5,635
PROS Holdings, Inc.* (Software)	100	4,224
Proteostasis Therapeutics, Inc.* (Biotechnology)	375	473
Prothena Corp. PLC* (Biotechnology)	175	2,123
Proto Labs, Inc.* (Machinery)	75	7,885
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,178
PTC Therapeutics, Inc.* (Biotechnology)	150	5,646
Puma Biotechnology, Inc.* (Biotechnology)	100	3,879
Q2 Holdings, Inc.* (Software)	100	6,926
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	150	6,749
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	1,488
Qualys, Inc.* (Software)	100	8,274
Quanex Building Products Corp. (Building Products)	150	2,384
Quantenna Communications, Inc.* (Communications Equipment)	150	3,650
Quidel Corp.* (Health Care Equipment & Supplies)	100	6,547
QuinStreet, Inc.* (Interactive Media & Services)	175	2,343
Quorum Health Corp.* (Health Care Providers & Services)	250	350
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	275	2,714
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	300	1,416
R1 RCM, Inc.* (Health Care Providers & Services)	375	3,626
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	12,962
Radiant Logistics, Inc.* (Air Freight & Logistics)	325	2,048
Radius Health, Inc.* (Biotechnology)	125	2,493
RadNet, Inc.* (Health Care Providers & Services)	175	2,168
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	3,658
Rapid7, Inc.* (Software)	125	6,326
Raven Industries, Inc. (Industrial Conglomerates)	125	4,796
Rayonier Advanced Materials, Inc. (Chemicals)	200	2,712
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	200	5,170
Redfin Corp.* (Real Estate Management & Development)	225	4,561
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	4,038
Regenxbio, Inc.* (Biotechnology)	100	5,731
Regis Corp.* (Diversified Consumer Services)	150	2,951
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	250	463
Renasant Corp. (Banks)	150	5,078
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	150	3,294
Rent-A-Center, Inc.* (Specialty Retail)	175	3,652
Repligen Corp.* (Biotechnology)	125	7,384
Republic First Bancorp, Inc.* (Banks)	225	1,181
Resources Connection, Inc. (Professional Services)	125	2,068
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	5,636
Retrophin, Inc.* (Biotechnology)	125	2,829
REV Group, Inc. (Machinery)	125	1,369
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	1,970
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	250	8,952
Rexnord Corp.* (Machinery)	300	7,542
Ribbon Communications, Inc.* (Communications Equipment)	275	1,416
Rigel Pharmaceuticals, Inc.* (Biotechnology)	700	1,799
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	225	1,321
Rite Aid Corp.* (Food & Staples Retailing)	3,200	2,032
RLI Corp. (Insurance)	125	8,969
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	500	8,784
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)(a)	300	1,707
Roku, Inc.* (Household Durables)	125	8,063
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	400	4,316
RPT Realty (Equity Real Estate Investment Trusts)	275	3,303
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	350	2,104
RTW Retailwinds, Inc.* (Specialty Retail)	275	660
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,280
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	100	4,181
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	100	2,559
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	125	10,279
S&T Bancorp, Inc. (Banks)	100	3,953
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	500	9,734
Safe Bulkers, Inc.* (Marine)	375	548
Saia, Inc.* (Road & Rail)	75	4,583
SailPoint Technologies Holding, Inc.* (Software)	125	3,590

	Shares	Value
Common Stocks, continued
Sally Beauty Holdings, Inc.* (Specialty Retail)	375	$6,904
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	1,003
Sandy Spring Bancorp, Inc. (Banks)	100	3,128
Sangamo BioSciences, Inc.* (Biotechnology)	325	3,101
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	5,770
Savara, Inc.* (Biotechnology)	150	1,106
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	2,687
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	100	2,400
Scholastic Corp. (Media)	100	3,976
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	3,872
Science Applications International Corp. (IT Services)	125	9,618
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	150	3,063
Scorpio Bulkers, Inc. (Marine)	275	1,056
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	100	1,984
Seacoast Banking Corp. of Florida* (Banks)	150	3,953
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	4,508
Select Energy Services, Inc.* (Energy Equipment & Services)	175	2,104
Select Medical Holdings Corp.* (Health Care Providers & Services)	325	4,579
Selective Insurance Group, Inc. (Insurance)	175	11,073
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	250	3,685
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	8,908
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	350	858
Sensient Technologies Corp. (Chemicals)	125	8,473
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	100	4,444
ServiceSource International, Inc.* (IT Services)	425	392
ServisFirst Bancshares, Inc. (Banks)	150	5,064
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	75	4,436
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	6,654
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	275	3,394
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	4,064
SIGA Technologies, Inc.* (Pharmaceuticals)	275	1,653
Signet Jewelers, Ltd. (Specialty Retail)	175	4,753
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	10,107
Simmons First National Corp. - Class A (Banks)	275	6,732
Simply Good Foods Co. (The)* (Food Products)	225	4,633
Simpson Manufacturing Co., Inc. (Building Products)	125	7,408
Sinclair Broadcast Group, Inc. - Class A (Media)	225	8,658
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	7,144
SkyWest, Inc. (Airlines)	150	8,144
Sleep Number Corp.* (Specialty Retail)	125	5,875
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	125	2,055
Sorrento Therapeutics, Inc.* (Biotechnology)	375	1,781
Sotheby’s* - Class A (Diversified Consumer Services)	125	4,719
South Jersey Industries, Inc. (Gas Utilities)	250	8,018
South State Corp. (Banks)	100	6,834
Southside Bancshares, Inc. (Banks)	100	3,323
Southwest Gas Corp. (Gas Utilities)	125	10,283
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,700	7,972
Spark Therapeutics, Inc.* (Biotechnology)	100	11,387
Spartan Motors, Inc. (Machinery)	150	1,325
SpartanNash Co. (Food & Staples Retailing)	125	1,984
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	3,207
Spire, Inc. (Gas Utilities)	150	12,344
Spirit Airlines, Inc.* (Airlines)	200	10,571
Spirit MTA REIT (Equity Real Estate Investment Trusts)	200	1,298
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	250	1,200
SPX Corp.* (Machinery)	125	4,349
SPX FLOW, Inc.* (Machinery)	125	3,988
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	725	3,712
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	4,274
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	8,154
Steelcase, Inc. - Class A (Commercial Services & Supplies)	275	4,001
Stemline Therapeutics, Inc.* (Biotechnology)	125	1,606
Sterling Construction Co., Inc.* (Construction & Engineering)	125	1,565
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	250	8,460
Stifel Financial Corp. (Capital Markets)	200	10,552
Stoneridge, Inc.* (Auto Components)	100	2,886
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	4,168
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	3,708
Summit Materials, Inc.* - Class A (Construction Materials)	325	5,158
Sun Hydraulics Corp. (Machinery)	100	4,651
SunCoke Energy, Inc.* (Metals & Mining)	225	1,910
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	275	1,790
Sunrun, Inc.* (Electrical Equipment)	300	4,218
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	9,359
Superior Energy Services, Inc.* (Energy Equipment & Services)	500	2,335
Superior Industries International, Inc. (Auto Components)	100	476

	Shares	Value
Common Stocks, continued
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	$5,256
Sykes Enterprises, Inc.* (IT Services)	125	3,535
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,975
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	9,057
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	7,153
Syros Pharmaceuticals, Inc.* (Biotechnology)	150	1,371
T2 Biosystems, Inc.* (Biotechnology)	175	460
Tailored Brands, Inc. (Specialty Retail)	150	1,176
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	9,524
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	275	5,770
Taylor Morrison Home Corp.* - Class A (Household Durables)	325	5,769
Team, Inc.* (Commercial Services & Supplies)	125	2,188
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	10,240
Teekay Corp. (Oil, Gas & Consumable Fuels)(a)	300	1,176
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	1,225	1,188
TEGNA, Inc. (Media)	650	9,165
Teladoc, Inc.* (Health Care Technology)	175	9,730
Telaria, Inc.* (Software)	325	2,061
Telenav, Inc.* (Software)	225	1,366
Teligent, Inc.* (Pharmaceuticals)	350	406
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	300	3,360
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	7,210
Tenneco, Inc. (Auto Components)	150	3,324
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	275	3,779
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	7,357
Tetra Tech, Inc. (Commercial Services & Supplies)	150	8,938
TETRA Technologies, Inc.* (Energy Equipment & Services)	525	1,229
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	350	469
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	200	12,437
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	125	1,206
TG Therapeutics, Inc.* (Biotechnology)	225	1,809
The Andersons, Inc. (Food & Staples Retailing)	100	3,223
The Bancorp, Inc.* (Banks)	225	1,818
The Brink’s Co. (Commercial Services & Supplies)	150	11,311
The Buckle, Inc. (Specialty Retail)(a)	100	1,872
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	6,115
The E.W. Scripps Co. - Class A (Media)	175	3,675
The Ensign Group, Inc. (Health Care Providers & Services)	150	7,679
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	6,720
The Greenbrier Cos., Inc. (Machinery)	100	3,223
The Hackett Group, Inc. (IT Services)	125	1,975
The KEYW Holding Corp.* (Aerospace & Defense)	225	1,940
The Manitowoc Co., Inc.* (Machinery)	125	2,051
The Medicines Co.* (Pharmaceuticals)	200	5,589
The Meet Group, Inc.* (Interactive Media & Services)	400	2,012
The New York Times Co. - Class A (Media)	375	12,318
The St Joe Co.* (Real Estate Management & Development)	150	2,474
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	575	2,800
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	150	3,401
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	3,064
Third Point Reinsurance, Ltd.* (Insurance)	275	2,855
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	150	4,299
Tile Shop Holdings, Inc. (Specialty Retail)	225	1,274
TimkenSteel Corp.* (Metals & Mining)	150	1,629
Tiptree Financial, Inc. - Class A (Insurance)	200	1,266
Titan International, Inc. (Machinery)	200	1,194
Tivity Health, Inc.* (Health Care Providers & Services)	146	2,564
TiVo Corp. (Software)	375	3,495
TopBuild Corp.* (Household Durables)	100	6,482
TowneBank (Banks)	200	4,950
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	125	2,450
Trade Desk, Inc. (The)* (Software)	100	19,794
TransEnterix, Inc.* (Health Care Equipment & Supplies)(a)	625	1,488
Travelport Worldwide, Ltd. (IT Services)	375	5,899
Tredegar Corp. (Chemicals)	100	1,614
Trex Co., Inc.* (Building Products)	175	10,765
TRI Pointe Group, Inc.* (Household Durables)	450	5,688
TriMas Corp.* (Machinery)	150	4,535
TriNet Group, Inc.* (Professional Services)	125	7,468
Trinseo SA (Chemicals)	125	5,663
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	175	5,443
Triumph Group, Inc. (Aerospace & Defense)	175	3,336
Tronox Holdings PLC - Class A (Chemicals)	300	3,945
TrueBlue, Inc.* (Professional Services)	150	3,546
TrueCar, Inc.* (Interactive Media & Services)	325	2,158
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	2,716
Trustmark Corp. (Banks)	200	6,726
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	3,519
Tupperware Brands Corp. (Household Durables)	150	3,837
Tutor Perini Corp.* (Construction & Engineering)	150	2,568
Tyme Technologies, Inc.* (Biotechnology)	350	616

	Shares	Value
Common Stocks, continued
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	225	$3,906
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,553
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	825	503
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	8,669
UMB Financial Corp. (Banks)	125	8,004
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,112
Union Bankshares Corp. (Banks)	200	6,466
Unisys Corp.* (IT Services)	200	2,334
Unit Corp.* (Energy Equipment & Services)	175	2,492
United Bankshares, Inc. (Banks)	275	9,965
United Community Banks, Inc. (Banks)	225	5,609
United Community Financial Corp. (Thrifts & Mortgage Finance)	200	1,870
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,511
United Natural Foods, Inc.* (Food & Staples Retailing)	150	1,983
Universal Corp. (Tobacco)	75	4,322
Universal Forest Products, Inc. (Building Products)	175	5,231
Universal Insurance Holdings, Inc. (Insurance)	100	3,100
Univest Corp. of Pennsylvania (Banks)	100	2,446
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	950	1,330
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	6,175
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	125	2,580
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	200	830
Valhi, Inc. (Chemicals)	225	520
Valley National Bancorp (Banks)	900	8,621
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	3,220
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	4,235
Varonis Systems, Inc.* (Software)	75	4,472
Vector Group, Ltd. (Tobacco)	300	3,237
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	175	1,897
Veracyte, Inc.* (Biotechnology)	150	3,753
Verastem, Inc.* (Biotechnology)	250	740
Vericel Corp.* (Biotechnology)	175	3,064
Verint Systems, Inc.* (Software)	175	10,475
Verso Corp.* - Class A (Paper & Forest Products)	125	2,678
ViaSat, Inc.* (Communications Equipment)	150	11,624
Viavi Solutions, Inc.* (Communications Equipment)	675	8,356
ViewRay, Inc.* (Health Care Equipment & Supplies)	250	1,848
Viking Therapeutics, Inc.* (Biotechnology)(a)	200	1,988
VirnetX Holding Corp.* (Software)	400	2,532
Virtusa Corp.* (IT Services)	100	5,345
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	375	6,926
Vista Outdoor, Inc.* (Leisure Products)	200	1,602
Vital Therapies, Inc.* (Biotechnology)	225	44
Vivint Solar, Inc.* (Electrical Equipment)	250	1,243
Vocera Communications, Inc.* (Health Care Technology)	100	3,163
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	6,526
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	2,588
Wabash National Corp. (Machinery)	200	2,710
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	250	4,323
WageWorks, Inc.* (Professional Services)	125	4,720
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	3,818
Warrior Met Coal, Inc. (Metals & Mining)	125	3,800
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	7,223
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	3,390
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,386
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	125	2,058
Watts Water Technologies, Inc. - Class A (Machinery)	75	6,062
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	2,015
Werner Enterprises, Inc. (Road & Rail)	150	5,123
WesBanco, Inc. (Banks)	125	4,969
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	1,978
Westamerica Bancorp (Banks)	75	4,635
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,790
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	150	1,385
Whitestone REIT (Equity Real Estate Investment Trusts)	175	2,104
WideOpenWest, Inc.* (Media)	175	1,593
William Lyon Homes* - Class A (Household Durables)	125	1,921
Willscot Corp.* (Construction & Engineering)	150	1,664
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	7,602
Winnebago Industries, Inc. (Automobiles)	100	3,115
WisdomTree Investments, Inc. (Capital Markets)	400	2,824
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	9,826
Woodward, Inc. (Machinery)	150	14,233
Workiva, Inc.* (Software)	100	5,070
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	225	6,499
World Wrestling Entertainment, Inc. - Class A (Entertainment)	125	10,847
Worthington Industries, Inc. (Metals & Mining)	125	4,665
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	9,434
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	3,860
Xencor, Inc.* (Biotechnology)	150	4,659

	Shares	Value
Common Stocks, continued
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	$7,121
Xperi Corp. (Semiconductors & Semiconductor Equipment)	175	4,095
Yelp, Inc.* (Interactive Media & Services)	225	7,762
Yext, Inc.* (Software)	250	5,465
YRC Worldwide, Inc.* (Road & Rail)	175	1,171
ZAGG, Inc.* (Household Durables)	125	1,134
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	400	302
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	625	2,406
ZixCorp.* (Software)	300	2,064
Zogenix, Inc.* (Pharmaceuticals)	100	5,500
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	550	193
TOTAL COMMON STOCKS (Cost $3,944,617)		5,102,377

Contingent Right (NM)
A. Schulman, Inc.*^+(b) (Chemicals)	100	52
TOTAL CONTINGENT RIGHT (Cost $200)		52

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (54.5%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $6,270,230	$6,269,000	$6,269,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,269,000)		6,269,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(e)	5,204	$5,204
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(e)	55,456	55,456
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $60,660)		60,660

TOTAL INVESTMENT SECURITIES (Cost $10,274,477) - 99.3%		11,432,089
Net other assets (liabilities) - 0.7%		76,539

NET ASSETS - 100.0%		$11,508,628

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of March 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $57,970.

(b)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $767,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	8	6/24/19	$617,600	$665

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/29/19	2.67%	$3,133,984	$37,320
Russell 2000 Index	UBS AG	4/29/19	2.42%	2,544,885	31,066
				$5,678,869	$68,386

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$53,689	0.5%
Air Freight & Logistics	19,694	0.2%
Airlines	22,653	0.2%
Auto Components	52,604	0.5%
Automobiles	3,115	NM
Banks	393,173	3.5%
Beverages	2,612	NM
Biotechnology	360,534	3.2%
Building Products	64,378	0.6%
Capital Markets	56,698	0.5%
Chemicals	101,238	1.0%
Commercial Services & Supplies	126,593	1.1%
Communications Equipment	102,681	0.9%
Construction & Engineering	59,205	0.5%
Construction Materials	5,158	NM
Consumer Finance	32,529	0.3%
Containers & Packaging	5,233	NM
Distributors	5,570	NM
Diversified Consumer Services	43,409	0.4%
Diversified Financial Services	13,042	0.1%
Diversified Telecommunication Services	30,546	0.3%
Electric Utilities	71,253	0.6%
Electrical Equipment	38,206	0.3%
Electronic Equipment, Instruments & Components	125,411	1.1%
Energy Equipment & Services	76,214	0.7%
Entertainment	27,849	0.2%
Equity Real Estate Investment Trusts	374,562	3.2%
Food & Staples Retailing	21,114	0.2%
Food Products	37,777	0.3%
Gas Utilities	63,009	0.5%
Health Care Equipment & Supplies	189,063	1.7%
Health Care Providers & Services	95,045	0.8%
Health Care Technology	59,989	0.5%
Hotels, Restaurants & Leisure	130,585	1.1%
Household Durables	84,482	0.7%
Household Products	2,906	NM
Independent Power and Renewable Electricity Producers	22,727	0.2%
Industrial Conglomerates	4,796	NM
Insurance	111,838	1.0%
Interactive Media & Services	28,962	0.3%
Internet & Direct Marketing Retail	44,576	0.4%
IT Services	126,117	1.1%
Leisure Products	11,837	0.1%
Life Sciences Tools & Services	36,821	0.3%
Machinery	176,539	1.5%
Marine	8,694	0.1%
Media	99,081	0.8%
Metals & Mining	60,007	0.5%
Mortgage Real Estate Investment Trusts	73,723	0.6%
Multiline Retail	19,266	0.2%
Multi-Utilities	28,781	0.3%
Oil, Gas & Consumable Fuels	135,160	1.1%
Paper & Forest Products	22,374	0.2%
Personal Products	6,584	0.1%
Pharmaceuticals	108,995	0.9%
Professional Services	73,923	0.6%
Real Estate Management & Development	21,024	0.2%
Road & Rail	30,698	0.3%
Semiconductors & Semiconductor Equipment	152,190	1.3%
Software	316,054	2.7%
Specialty Retail	142,333	1.3%
Technology Hardware, Storage & Peripherals	22,481	0.2%
Textiles, Apparel & Luxury Goods	45,832	0.4%
Thrifts & Mortgage Finance	119,043	1.0%
Tobacco	8,799	0.1%
Trading Companies & Distributors	63,547	0.6%
Water Utilities	15,272	0.1%
Wireless Telecommunication Services	12,536	0.1%
Other**	6,406,199	55.7%
Total	$11,508,628	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	6,209	$66,809
8x8, Inc.* (Software)	5,194	104,919
AAON, Inc. (Building Products)	1,431	66,083
AAR Corp. (Aerospace & Defense)	851	27,666
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,524	68,829
Acorda Therapeutics, Inc.* (Biotechnology)	988	13,131
Actuant Corp. - Class A (Machinery)	1,726	42,063
Addus Homecare Corp.* (Health Care Providers & Services)	548	34,847
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	871	43,271
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,916	139,136
Aerovironment, Inc.* (Aerospace & Defense)	1,156	79,082
Agilysys, Inc.* (Software)	958	20,281
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,041	141,523
AK Steel Holding Corp.* (Metals & Mining)	10,306	28,342
Akorn, Inc.* (Pharmaceuticals)	2,046	7,202
Alarm.com Holdings, Inc.* (Software)	1,146	74,375
Albany International Corp. - Class A (Machinery)	1,575	112,755
Allegiant Travel Co. (Airlines)	698	90,370
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,151	52,785
American Equity Investment Life Holding Co. (Insurance)	2,310	62,416
American Public Education, Inc.* (Diversified Consumer Services)	892	26,867
American States Water Co. (Water Utilities)	1,358	96,825
AMERISAFE, Inc. (Insurance)	701	41,639
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,545	119,844
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,877	38,347
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,016	46,086
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	450	31,743
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,158	68,865
Archrock, Inc. (Energy Equipment & Services)	7,082	69,262
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,694	6,996
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	2,733	42,607
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,785	34,861
Asbury Automotive Group, Inc.* (Specialty Retail)	498	34,541
Ascena Retail Group, Inc.* (Specialty Retail)	9,435	10,190
ATN International, Inc. (Diversified Telecommunication Services)	591	33,326
Avista Corp. (Multi-Utilities)	1,677	68,120
Avon Products, Inc.* (Personal Products)	24,025	70,634
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	831	16,720
Axon Enterprise, Inc.* (Aerospace & Defense)	3,195	173,841
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,433	41,500
AZZ, Inc. (Electrical Equipment)	1,006	41,175
B&G Foods, Inc. - Class A (Food Products)(a)	2,317	56,581
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	838	46,626
Balchem Corp. (Chemicals)	964	89,459
Barnes Group, Inc. (Machinery)	1,103	56,705
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	4,870	121,409
BioTelemetry, Inc.* (Health Care Providers & Services)	1,825	114,282
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,145	54,136
Blucora, Inc.* (Capital Markets)	2,618	87,389
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	528	11,980
Bottomline Technologies, Inc.* (Software)	2,034	101,883
Brady Corp. - Class A (Commercial Services & Supplies)	1,814	84,188
Brookline Bancorp, Inc. (Banks)	2,296	33,062
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,853	113,008
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,572	176,001
CalAmp Corp.* (Communications Equipment)	1,135	14,278
Calavo Growers, Inc. (Food Products)	569	47,711
California Water Service Group (Water Utilities)	1,488	80,769
Callaway Golf Co. (Leisure Products)	3,328	53,015
Cal-Maine Foods, Inc. (Food Products)	706	31,509
Cambrex Corp.* (Life Sciences Tools & Services)	1,296	50,350
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,891	73,106
Cardtronics PLC* - Class A (IT Services)	2,035	72,405
Care.com, Inc.* (Interactive Media & Services)	1,416	27,980
Career Education Corp.* (Diversified Consumer Services)	3,789	62,594
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	4,825	113,195
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,627	57,699
Cavco Industries, Inc.* (Household Durables)	464	54,534
Central Pacific Financial Corp. (Banks)	815	23,505
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	523	14,100
Chart Industries, Inc.* (Machinery)	789	71,420

	Shares	Value
Common Stocks, continued
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	727	$22,573
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	598	13,616
City Holding Co. (Banks)	902	68,723
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,518	82,352
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	995	14,676
Comfort Systems USA, Inc. (Construction & Engineering)	1,101	57,681
Community Bank System, Inc. (Banks)	2,787	166,580
Community Health Systems, Inc.* (Health Care Providers & Services)	2,714	10,123
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	966	34,670
Computer Programs & Systems, Inc. (Health Care Technology)	312	9,263
CONMED Corp. (Health Care Equipment & Supplies)	1,406	116,951
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	626	21,422
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,126	23,195
Control4 Corp.* (Electronic Equipment, Instruments & Components)	778	13,172
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,669	66,554
CorVel Corp.* (Health Care Providers & Services)	496	32,359
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	1,288	33,552
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,624	93,318
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,849	53,935
CSG Systems International, Inc. (IT Services)	770	32,571
CTS Corp. (Electronic Equipment, Instruments & Components)	1,778	52,220
Cubic Corp. (Aerospace & Defense)	825	46,398
Cutera, Inc.* (Health Care Equipment & Supplies)	355	6,269
CVB Financial Corp. (Banks)	2,608	54,898
Cytokinetics, Inc.* (Biotechnology)	1,604	12,976
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	2,098	104,627
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	25,003	51,256
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	6,890	74,619
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	1,912	21,166
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	952	86,908
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,065	36,956
Dorman Products, Inc.* (Auto Components)	1,577	138,918
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	524	7,373
DSW, Inc. - Class A (Specialty Retail)	2,039	45,307
DXP Enterprises, Inc.* (Trading Companies & Distributors)	868	33,783
Eagle Pharmaceuticals, Inc.* (Biotechnology)	560	28,274
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	3,307	59,559
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	1,981	221,159
Ebix, Inc. (Software)	669	33,029
eHealth, Inc.* (Insurance)	996	62,091
El Paso Electric Co. (Electric Utilities)	1,172	68,937
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,209	15,729
Emergent BioSolutions, Inc.* (Biotechnology)	1,492	75,376
Enanta Pharmaceuticals, Inc.* (Biotechnology)	855	81,670
Endo International PLC* (Pharmaceuticals)	10,845	87,085
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	377	33,380
Era Group, Inc.* (Energy Equipment & Services)	522	6,024
ESCO Technologies, Inc. (Machinery)	1,407	94,311
EVERTEC, Inc. (IT Services)	2,088	58,067
ExlService Holdings, Inc.* (IT Services)	783	46,996
Exponent, Inc. (Professional Services)	2,796	161,386
Extreme Networks, Inc.* (Communications Equipment)	3,170	23,743
Fabrinet* (Electronic Equipment, Instruments & Components)	1,221	63,932
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	487	21,384
Federal Signal Corp. (Machinery)	1,829	47,536
Ferro Corp.* (Chemicals)	1,582	29,947
Fidelity Southern Corp. (Banks)	504	13,805
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	621	8,141
First BanCorp. (Banks)	6,016	68,943
First Midwest Bancorp, Inc. (Banks)	3,191	65,288
FirstCash, Inc. (Consumer Finance)	2,366	204,659
Forrester Research, Inc. (Professional Services)	555	26,834
Forward Air Corp. (Air Freight & Logistics)	1,001	64,794
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	3,711	109,846
Fox Factory Holding Corp.* (Auto Components)	2,063	144,183
Franklin Electric Co., Inc. (Machinery)	2,086	106,574
FTI Consulting, Inc.* (Professional Services)	987	75,821
FutureFuel Corp. (Chemicals)	715	9,581
Gentherm, Inc.* (Auto Components)	1,261	46,480
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,068	34,208
Gibraltar Industries, Inc.* (Building Products)	1,080	43,859
Glacier Bancorp, Inc. (Banks)	4,590	183,922
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,912	36,137
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,361	25,274
Great Western Bancorp, Inc. (Banks)	1,422	44,921
Greenhill & Co., Inc. (Capital Markets)	583	12,540
GUESS?, Inc. (Specialty Retail)	3,080	60,368
Harmonic, Inc.* (Communications Equipment)	4,815	26,097

	Shares	Value
Common Stocks, continued
Harsco Corp.* (Machinery)	4,319	$87,071
Hawaiian Holdings, Inc. (Airlines)	1,183	31,054
Hawkins, Inc. (Chemicals)	522	19,225
HCI Group, Inc. (Insurance)	368	15,725
HealthStream, Inc.* (Health Care Technology)	791	22,195
Heartland Express, Inc. (Road & Rail)	1,548	29,845
Heidrick & Struggles International, Inc. (Professional Services)	546	20,928
Heritage Financial Corp. (Banks)	1,009	30,411
Heska Corp.* (Health Care Equipment & Supplies)	371	31,580
HFF, Inc. - Class A (Real Estate Management & Development)	896	42,784
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	6,001	13,262
Hillenbrand, Inc. (Machinery)	1,426	59,222
HMS Holdings Corp.* (Health Care Technology)	4,630	137,094
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	733	19,315
Hub Group, Inc.* - Class A (Air Freight & Logistics)	815	33,293
Independent Bank Corp. (Banks)	1,863	150,922
Innospec, Inc. (Chemicals)	1,327	110,605
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)(a)	531	43,377
Innoviva, Inc.* (Pharmaceuticals)	3,679	51,616
Insteel Industries, Inc. (Building Products)	545	11,401
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,624	122,482
Inter Parfums, Inc. (Personal Products)	939	71,242
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,302	140,186
iRobot Corp.* (Household Durables)	1,509	177,594
J & J Snack Foods Corp. (Food Products)	498	79,103
John B. Sanfilippo & Son, Inc. (Food Products)	215	15,452
John Bean Technologies Corp. (Machinery)	890	81,782
Kaiser Aluminum Corp. (Metals & Mining)	874	91,533
Kaman Corp. - Class A (Trading Companies & Distributors)	681	39,798
KEMET Corp. (Electronic Equipment, Instruments & Components)	3,138	53,252
KLX Energy Services Holdings, Inc.* (Energy Equipment & Services)	1,214	30,520
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,547	44,904
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	2,150	2,881
Korn/Ferry International (Professional Services)	1,847	82,709
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,382	33,831
LegacyTexas Financial Group, Inc. (Banks)	2,453	91,718
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	517	16,027
LHC Group, Inc.* (Health Care Providers & Services)	1,015	112,523
Lindsay Corp. (Machinery)	263	25,456
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,447	11,156
LivePerson, Inc.* (Software)	2,044	59,317
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,466	67,143
Luminex Corp. (Life Sciences Tools & Services)	2,256	51,911
Marcus & Millichap, Inc.* (Real Estate Management & Development)	1,164	47,410
Materion Corp. (Metals & Mining)	714	40,741
Matson, Inc. (Marine)	2,326	83,945
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	2,097	53,536
Medifast, Inc. (Personal Products)	645	82,269
Medpace Holdings* (Life Sciences Tools & Services)	1,415	83,443
Mercury Systems, Inc.* (Aerospace & Defense)	1,579	101,182
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	2,307	40,626
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,981	184,315
MGP Ingredients, Inc. (Beverages)	435	33,560
MicroStrategy, Inc.* - Class A (Software)	237	34,187
Mobile Mini, Inc. (Commercial Services & Supplies)	2,426	82,338
Momenta Pharmaceuticals, Inc.* (Biotechnology)	3,530	51,291
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	347	15,240
Monotype Imaging Holdings, Inc. (Software)	1,494	29,716
Monro Muffler Brake, Inc. (Specialty Retail)	1,798	155,563
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	609	22,155
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	428	23,309
Myriad Genetics, Inc.* (Biotechnology)	2,109	70,019
Nabors Industries, Ltd. (Energy Equipment & Services)	8,688	29,887
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,328	41,009
National Bank Holdings Corp. (Banks)	831	27,639
National Presto Industries, Inc. (Aerospace & Defense)	273	29,634
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,079	87,782
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,064	27,004
Navigant Consulting, Inc. (Professional Services)	1,122	21,845
Neogen Corp.* (Health Care Equipment & Supplies)	2,828	162,299
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,135	105,061
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,636	28,233
NextGen Healthcare, Inc.* (Health Care Technology)	2,599	43,741
NIC, Inc. (IT Services)	1,664	28,438
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,695	43,849
Noble Corp. PLC* (Energy Equipment & Services)	5,797	16,637
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	2,110	36,630
Northwest Natural Holding Co. (Gas Utilities)	1,036	67,993

	Shares	Value
Common Stocks, continued
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,410	$38,972
OFG Bancorp (Banks)	1,089	21,551
Old National Bancorp (Banks)	8,180	134,152
Omnicell, Inc.* (Health Care Technology)	2,214	178,981
OneSpan, Inc.* (Software)	1,142	21,949
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,507	16,803
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	673	37,964
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	392	34,339
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	617	46,435
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	545	8,557
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	730	32,193
Perficient, Inc.* (IT Services)	1,801	49,329
PGT, Inc.* (Building Products)	1,703	23,587
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	518	17,094
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,260	7,540
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	973	68,052
Preferred Bank (Banks)	341	15,335
Progenics Pharmaceuticals, Inc.* (Biotechnology)	4,591	21,302
Progress Software Corp. (Software)	1,667	73,965
ProPetro Holding Corp.* (Energy Equipment & Services)	4,029	90,814
Proto Labs, Inc.* (Machinery)	1,465	154,031
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	618	96,921
Quaker Chemical Corp. (Chemicals)	724	145,040
Qualys, Inc.* (Software)	1,122	92,834
QuinStreet, Inc.* (Interactive Media & Services)	2,110	28,253
Raven Industries, Inc. (Industrial Conglomerates)	1,952	74,898
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,246	84,723
Regenxbio, Inc.* (Biotechnology)	1,661	95,192
Regis Corp.* (Diversified Consumer Services)	1,639	32,239
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,025	44,469
Repligen Corp.* (Biotechnology)	2,123	125,426
Restoration Hardware, Inc.* (Specialty Retail)	497	51,166
RLI Corp. (Insurance)	2,127	152,612
Rogers Corp.* (Electronic Equipment, Instruments & Components)	671	106,607
RPT Realty (Equity Real Estate Investment Trusts)	2,742	32,931
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	772	17,602
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,532	39,204
S&T Bancorp, Inc. (Banks)	1,034	40,874
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	390	20,034
Seacoast Banking Corp. of Florida* (Banks)	2,787	73,437
Selective Insurance Group, Inc. (Insurance)	2,081	131,686
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,573	181,900
ServisFirst Bancshares, Inc. (Banks)	1,074	36,258
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,411	83,461
Shoe Carnival, Inc. (Specialty Retail)(a)	545	18,546
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,147	46,614
Shutterstock, Inc. (Internet & Direct Marketing Retail)	515	24,014
Simpson Manufacturing Co., Inc. (Building Products)	1,074	63,656
Sleep Number Corp.* (Specialty Retail)	1,657	77,879
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	484	9,293
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,592	59,987
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	5,729	61,243
Sps Commerce, Inc.* (Software)	965	102,348
SPX Corp.* (Machinery)	2,362	82,174
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	895	72,863
Standard Motor Products, Inc. (Auto Components)	548	26,907
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,995	67,511
Strategic Education, Inc. (Diversified Consumer Services)	1,181	155,078
Sturm, Ruger & Co., Inc. (Leisure Products)(a)	607	32,183
SunCoke Energy, Inc.* (Metals & Mining)	3,516	29,851
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,840	99,515
SurModics, Inc.* (Health Care Equipment & Supplies)	732	31,827
Tabula Rasa Healthcare, Inc.* (Health Care Technology)(a)	952	53,712
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	926	48,819
Tailored Brands, Inc. (Specialty Retail)	2,720	21,325
TechTarget, Inc.* (Media)	775	12,609
Tennant Co. (Machinery)	472	29,306
Tetra Tech, Inc. (Commercial Services & Supplies)	1,469	87,538
The Children’s Place, Inc. (Specialty Retail)	879	85,509
The E.W. Scripps Co. - Class A (Media)	3,060	64,260
The Ensign Group, Inc. (Health Care Providers & Services)	2,690	137,701
The Marcus Corp. (Entertainment)	1,169	46,818
The Medicines Co.* (Pharmaceuticals)	2,677	74,822
The Navigators Group, Inc. (Insurance)	1,263	88,246
Tivity Health, Inc.* (Health Care Providers & Services)	2,566	45,059
Tompkins Financial Corp. (Banks)	317	24,114
Travelport Worldwide, Ltd. (IT Services)	3,349	52,680
Triumph BanCorp, Inc.* (Banks)	1,334	39,206
Triumph Group, Inc. (Aerospace & Defense)	1,137	21,671

	Shares	Value
Common Stocks, continued
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,674	$20,750
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	689	72,366
UniFirst Corp. (Commercial Services & Supplies)	838	128,633
Unisys Corp.* (IT Services)	2,771	32,338
Unit Corp.* (Energy Equipment & Services)	1,299	18,498
United Fire Group, Inc. (Insurance)	1,159	50,660
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	433	32,782
Universal Insurance Holdings, Inc. (Insurance)	1,744	54,064
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,624	33,519
US Ecology, Inc. (Commercial Services & Supplies)	1,198	67,064
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,859	52,606
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,242	42,079
Veritex Holdings, Inc. (Banks)	1,618	39,188
Viavi Solutions, Inc.* (Communications Equipment)	12,381	153,278
Vicor Corp.* (Electrical Equipment)	881	27,329
Virtus Investment Partners, Inc. (Capital Markets)	202	19,705
Virtusa Corp.* (IT Services)	1,495	79,907
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,632	56,545
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,072	35,825
WageWorks, Inc.* (Professional Services)	1,313	49,579
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	10,104	57,088
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,953	55,426
Watts Water Technologies, Inc. - Class A (Machinery)	720	58,190
WD-40 Co. (Household Products)	751	127,249
Westamerica Bancorp (Banks)	1,460	90,228
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	3,853	100,717
Wingstop, Inc. (Hotels, Restaurants & Leisure)	1,593	121,116
WisdomTree Investments, Inc. (Capital Markets)	4,098	28,932
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,081	110,085
World Acceptance Corp.* (Consumer Finance)	195	22,840
TOTAL COMMON STOCKS (Cost $14,053,545)		20,067,756

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $23,005	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000

	Shares	Value
Collateral for Securities Loaned (0.8%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	13,088	$13,088
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	139,478	139,478
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $152,566)		152,566

TOTAL INVESTMENT SECURITIES (Cost $14,229,111) - 100.2%		20,243,322
Net other assets (liabilities) - (0.2)%		(30,633)

NET ASSETS - 100.0%		$20,212,689

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $147,709.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$618,610	3.1%
Air Freight & Logistics	98,087	0.5%
Airlines	121,424	0.6%
Auto Components	356,488	1.8%
Banks	1,538,680	7.6%
Beverages	33,560	0.2%
Biotechnology	688,506	3.4%
Building Products	208,586	1.0%
Capital Markets	184,391	0.9%
Chemicals	403,857	2.0%
Commercial Services & Supplies	449,761	2.2%
Communications Equipment	217,396	1.1%
Construction & Engineering	57,681	0.3%
Consumer Finance	227,499	1.1%
Diversified Consumer Services	276,778	1.4%
Diversified Telecommunication Services	335,604	1.7%
Electric Utilities	68,937	0.3%
Electrical Equipment	68,504	0.3%
Electronic Equipment, Instruments & Components	508,678	2.5%
Energy Equipment & Services	269,182	1.3%
Entertainment	46,818	0.2%
Equity Real Estate Investment Trusts	1,591,742	7.9%
Food & Staples Retailing	22,573	0.1%
Food Products	230,356	1.2%
Gas Utilities	67,993	0.3%
Health Care Equipment & Supplies	1,092,003	5.4%
Health Care Providers & Services	679,104	3.4%
Health Care Technology	444,986	2.2%
Hotels, Restaurants & Leisure	663,587	3.2%
Household Durables	232,128	1.1%
Household Products	127,249	0.6%
Industrial Conglomerates	74,898	0.4%
Insurance	659,139	3.3%
Interactive Media & Services	56,233	0.3%
Internet & Direct Marketing Retail	154,647	0.8%
IT Services	452,731	2.2%
Leisure Products	85,198	0.4%
Life Sciences Tools & Services	290,765	1.4%
Machinery	1,108,596	5.5%
Marine	83,945	0.4%
Media	76,869	0.4%
Metals & Mining	190,467	0.9%
Mortgage Real Estate Investment Trusts	173,091	0.9%
Multi-Utilities	68,120	0.3%
Oil, Gas & Consumable Fuels	332,998	1.7%
Personal Products	224,145	1.1%
Pharmaceuticals	473,978	2.3%
Professional Services	439,102	2.2%
Real Estate Management & Development	90,194	0.4%
Road & Rail	29,845	0.1%
Semiconductors & Semiconductor Equipment	856,365	4.3%
Software	748,803	3.7%
Specialty Retail	560,394	2.8%
Technology Hardware, Storage & Peripherals	121,527	0.6%
Textiles, Apparel & Luxury Goods	339,504	1.7%
Thrifts & Mortgage Finance	125,414	0.6%
Trading Companies & Distributors	142,446	0.7%
Water Utilities	177,594	1.0%
Other**	144,933	0.7%
Total	$20,212,689	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.2%)
AAON, Inc. (Building Products)	715	$33,019
AAR Corp. (Aerospace & Defense)	855	27,796
Abercrombie & Fitch Co. - Class A (Specialty Retail)	3,318	90,946
ABM Industries, Inc. (Commercial Services & Supplies)	3,337	121,299
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,767	48,186
Acorda Therapeutics, Inc.* (Biotechnology)	1,076	14,300
Actuant Corp. - Class A (Machinery)	1,479	36,043
ADTRAN, Inc. (Communications Equipment)	2,408	32,990
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,117	55,493
AdvanSix, Inc.* (Chemicals)	1,463	41,798
Aegion Corp.* (Construction & Engineering)	1,602	28,147
AK Steel Holding Corp.* (Metals & Mining)	6,377	17,537
Akorn, Inc.* (Pharmaceuticals)	2,848	10,025
Alamo Group, Inc. (Machinery)	485	48,471
Alarm.com Holdings, Inc.* (Software)	709	46,014
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,750	22,540
Ambac Financial Group, Inc.* (Insurance)	2,285	41,404
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	840	38,522
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,631	80,580
American Equity Investment Life Holding Co. (Insurance)	2,417	65,307
American States Water Co. (Water Utilities)	593	42,281
American Vanguard Corp. (Chemicals)	1,345	23,161
American Woodmark Corp.* (Building Products)	757	62,551
Ameris Bancorp (Banks)	2,011	69,078
AMERISAFE, Inc. (Insurance)	320	19,008
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	716	21,652
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,451	81,416
Apogee Enterprises, Inc. (Building Products)	1,370	51,361
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,685	103,466
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	879	52,274
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	952	11,614
ArcBest Corp. (Road & Rail)	1,289	39,688
Arcosa, Inc. (Construction & Engineering)	2,451	74,878
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,171	8,966
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,301	25,409
Asbury Automotive Group, Inc.* (Specialty Retail)	521	36,137
Assertio Therapeutics, Inc.* (Pharmaceuticals)	3,223	16,341
Astec Industries, Inc. (Machinery)	1,149	43,386
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,298	65,626
Avista Corp. (Multi-Utilities)	1,755	71,288
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	870	17,504
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,385	40,110
AZZ, Inc. (Electrical Equipment)	381	15,594
B&G Foods, Inc. - Class A (Food Products)(a)	1,158	28,278
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	690	38,392
Balchem Corp. (Chemicals)	732	67,930
Banc of California, Inc. (Banks)	2,149	29,742
Banner Corp. (Banks)	1,575	85,318
Barnes & Noble Education, Inc.* (Specialty Retail)	1,846	7,753
Barnes & Noble, Inc. (Specialty Retail)	2,876	15,617
Barnes Group, Inc. (Machinery)	1,357	69,763
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	508	12,842
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,049	53,786
Berkshire Hills Bancorp, Inc. (Banks)	2,042	55,624
Big Lots, Inc. (Multiline Retail)	2,018	76,725
Boise Cascade Co. (Paper & Forest Products)	1,951	52,209
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	453	10,279
Boston Private Financial Holdings, Inc. (Banks)	4,222	46,273
Brady Corp. - Class A (Commercial Services & Supplies)	792	36,757
Briggs & Stratton Corp. (Machinery)	2,122	25,103
Brookline Bancorp, Inc. (Banks)	1,890	27,216
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,096	48,050
CalAmp Corp.* (Communications Equipment)	673	8,466
Calavo Growers, Inc. (Food Products)	260	21,801
Caleres, Inc. (Specialty Retail)	2,161	53,355
California Water Service Group (Water Utilities)	1,042	56,560
Callaway Golf Co. (Leisure Products)	1,388	22,111
Cal-Maine Foods, Inc. (Food Products)	869	38,783
Cambrex Corp.* (Life Sciences Tools & Services)	491	19,075
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	4,312	37,040
CARBO Ceramics, Inc.* (Energy Equipment & Services)(a)	1,087	3,805
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	8,742	13,550
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,341	14,759

	Shares	Value
Common Stocks, continued
Central Garden & Pet Co.* (Household Products)	520	$13,291
Central Garden & Pet Co.* - Class A (Household Products)	2,068	48,081
Central Pacific Financial Corp. (Banks)	698	20,130
Century Aluminum Co.* (Metals & Mining)	2,487	22,085
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	618	16,661
Chart Industries, Inc.* (Machinery)	860	77,847
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,346	45,137
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	488	15,152
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	3,063	85,182
Chico’s FAS, Inc. (Specialty Retail)	6,337	27,059
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	299	6,808
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,537	24,203
CIRCOR International, Inc.* (Machinery)	1,001	32,633
Clearwater Paper Corp.* (Paper & Forest Products)	830	16,168
Coca-Cola Consolidated, Inc. (Beverages)	234	67,352
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	694	37,650
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,128	16,638
Columbia Banking System, Inc. (Banks)	3,693	120,724
Comfort Systems USA, Inc. (Construction & Engineering)	836	43,798
Community Health Systems, Inc.* (Health Care Providers & Services)	3,339	12,454
Computer Programs & Systems, Inc. (Health Care Technology)	314	9,323
Comtech Telecommunications Corp. (Communications Equipment)	1,205	27,980
Conn’s, Inc.* (Specialty Retail)	1,231	28,141
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	802	27,444
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	1,615	17,620
Control4 Corp.* (Electronic Equipment, Instruments & Components)	615	10,412
Cooper Tire & Rubber Co. (Auto Components)	2,524	75,442
Cooper-Standard Holding, Inc.* (Auto Components)	817	38,366
Core-Mark Holding Co., Inc. (Distributors)	2,312	85,845
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	866	22,559
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,821	12,802
CSG Systems International, Inc. (IT Services)	948	40,100
Cubic Corp. (Aerospace & Defense)	679	38,187
Customers Bancorp, Inc.* (Banks)	1,441	26,385
Cutera, Inc.* (Health Care Equipment & Supplies)	371	6,552
CVB Financial Corp. (Banks)	2,729	57,445
Cytokinetics, Inc.* (Biotechnology)	1,268	10,258
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,996	14,870
Darling Ingredients, Inc.* (Food Products)	8,299	179,674
Dean Foods Co. (Food Products)	4,609	13,965
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	3,256	34,155
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	3,756	40,677
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	2,084	23,070
Digi International, Inc.* (Communications Equipment)	1,395	17,675
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,546	28,957
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,071	37,164
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,853	16,576
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,719	25,579
Dril-Quip, Inc.* (Energy Equipment & Services)	1,834	84,089
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	487	6,852
DSW, Inc. - Class A (Specialty Retail)	1,548	34,397
Eagle Bancorp, Inc.* (Banks)	1,596	80,119
Ebix, Inc. (Software)	488	24,093
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,401	34,717
El Paso Electric Co. (Electric Utilities)	965	56,761
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,149	57,808
Emergent BioSolutions, Inc.* (Biotechnology)	886	44,761
Employers Holdings, Inc. (Insurance)	1,655	66,382
Encore Capital Group, Inc.* (Consumer Finance)	1,292	35,181
Encore Wire Corp. (Electrical Equipment)	1,052	60,196
Enova International, Inc.* (Consumer Finance)	1,688	38,520
EnPro Industries, Inc. (Machinery)	1,047	67,479
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	336	29,749
Era Group, Inc.* (Energy Equipment & Services)	546	6,301
Ethan Allen Interiors, Inc. (Household Durables)	1,246	23,836
EVERTEC, Inc. (IT Services)	1,090	30,313
ExlService Holdings, Inc.* (IT Services)	1,003	60,200
Express, Inc.* (Specialty Retail)	3,454	14,783
Exterran Corp.* (Energy Equipment & Services)	1,585	26,707
Extreme Networks, Inc.* (Communications Equipment)	2,942	22,036
EZCORP, Inc.* - Class A (Consumer Finance)	2,645	24,651
Fabrinet* (Electronic Equipment, Instruments & Components)	724	37,909
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	417	18,310
Federal Signal Corp. (Machinery)	1,334	34,671
Ferro Corp.* (Chemicals)	2,728	51,641
Fidelity Southern Corp. (Banks)	646	17,694

	Shares	Value
Common Stocks, continued
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	600	$7,866
Finisar Corp.* (Communications Equipment)	5,942	137,675
First BanCorp. (Banks)	5,365	61,483
First Commonwealth Financial Corp. (Banks)	4,971	62,635
First Financial Bancorp (Banks)	4,959	119,314
First Midwest Bancorp, Inc. (Banks)	2,423	49,575
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,451	47,767
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,754	60,402
Forward Air Corp. (Air Freight & Logistics)	522	33,789
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,300	31,556
Franklin Financial Network, Inc. (Banks)	615	17,841
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	5,404	38,855
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	5,307	10,561
FTI Consulting, Inc.* (Professional Services)	992	76,205
FutureFuel Corp. (Chemicals)	637	8,536
GameStop Corp. - Class A (Specialty Retail)	5,139	52,212
Gannett Co., Inc. (Media)	5,769	60,805
Garrett Motion, Inc.* (Auto Components)	3,730	54,943
Genesco, Inc.* (Specialty Retail)	1,018	46,370
Gentherm, Inc.* (Auto Components)	526	19,388
Geospace Technologies Corp.* (Energy Equipment & Services)	687	8,890
Getty Realty Corp. (Equity Real Estate Investment Trusts)	718	22,998
Gibraltar Industries, Inc.* (Building Products)	615	24,975
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,114	84,475
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,451	46,324
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	1,315	24,420
Great Western Bancorp, Inc. (Banks)	1,550	48,965
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	1,944	32,426
Greenhill & Co., Inc. (Capital Markets)	346	7,442
Griffon Corp. (Building Products)	1,744	32,229
Group 1 Automotive, Inc. (Specialty Retail)	878	56,807
Gulf Island Fabrication, Inc.* (Energy Equipment & Services)	699	6,410
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	7,475	59,950
H.B. Fuller Co. (Chemicals)	2,563	124,664
Hanmi Financial Corp. (Banks)	1,559	33,160
Haverty Furniture Cos., Inc. (Specialty Retail)	956	20,917
Hawaiian Holdings, Inc. (Airlines)	1,342	35,228
Haynes International, Inc. (Metals & Mining)	631	20,716
HealthStream, Inc.* (Health Care Technology)	553	15,517
Heartland Express, Inc. (Road & Rail)	958	18,470
Heidrick & Struggles International, Inc. (Professional Services)	450	17,249
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	7,049	55,758
Heritage Financial Corp. (Banks)	736	22,183
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,817	31,143
HFF, Inc. - Class A (Real Estate Management & Development)	1,148	54,817
Hibbett Sports, Inc.* (Specialty Retail)	922	21,031
Hillenbrand, Inc. (Machinery)	1,828	75,917
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	680	17,918
Hope Bancorp, Inc. (Banks)	6,064	79,317
Horace Mann Educators Corp. (Insurance)	2,066	72,744
Hub Group, Inc.* - Class A (Air Freight & Logistics)	963	39,339
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)(a)	1,121	25,312
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	3,003	111,833
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,498	48,533
Innophos Holdings, Inc. (Chemicals)	988	29,778
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,789	98,502
Installed Building Products, Inc.* (Household Durables)	1,055	51,168
Insteel Industries, Inc. (Building Products)	414	8,661
Interface, Inc. (Commercial Services & Supplies)	2,996	45,899
INTL FCStone, Inc.* (Capital Markets)	808	31,318
Invacare Corp. (Health Care Equipment & Supplies)	1,673	14,003
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,435	101,673
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	3,431	28,889
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,694	79,025
J & J Snack Foods Corp. (Food Products)	295	46,858
J.C. Penney Co., Inc.* (Multiline Retail)(a)	15,931	23,737
James River Group Holdings, Ltd. (Insurance)	1,515	60,721
John B. Sanfilippo & Son, Inc. (Food Products)	244	17,536
John Bean Technologies Corp. (Machinery)	762	70,020
Kaman Corp. - Class A (Trading Companies & Distributors)	773	45,174
Kelly Services, Inc. - Class A (Professional Services)	1,572	34,678
Kirkland’s, Inc.* (Specialty Retail)	749	5,265
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	4,225	67,558
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,183	38,486
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,387	1,859
Koppers Holdings, Inc.* (Chemicals)	1,036	26,915
Korn/Ferry International (Professional Services)	1,143	51,184
Kraton Performance Polymers, Inc.* (Chemicals)	1,609	51,778

	Shares	Value
Common Stocks, continued
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	3,333	$73,692
Lannett Co., Inc.* (Pharmaceuticals)	1,723	13,560
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	661	16,181
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	7,663	23,679
La-Z-Boy, Inc. (Household Durables)	2,352	77,592
LCI Industries (Auto Components)	1,253	96,255
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	320	9,920
Lexington Realty Trust (Equity Real Estate Investment Trusts)	10,542	95,511
Lgi Homes, Inc.* (Household Durables)	938	56,505
LHC Group, Inc.* (Health Care Providers & Services)	530	58,756
Lindsay Corp. (Machinery)	299	28,940
Lithia Motors, Inc. - Class A (Specialty Retail)	1,126	104,437
Livent Corp.* (Chemicals)	7,358	90,356
LivePerson, Inc.* (Software)	1,067	30,964
LSB Industries, Inc.* (Chemicals)	1,031	6,433
LSC Communications, Inc. (Commercial Services & Supplies)	1,679	10,964
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	641	29,358
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,442	14,564
Lydall, Inc.* (Machinery)	884	20,739
M.D.C. Holdings, Inc. (Household Durables)	2,473	71,865
M/I Homes, Inc.* (Household Durables)	1,388	36,949
Magellan Health, Inc.* (Health Care Providers & Services)	1,206	79,499
ManTech International Corp. - Class A (IT Services)	1,340	72,387
MarineMax, Inc.* (Specialty Retail)	1,152	22,072
Marten Transport, Ltd. (Road & Rail)	1,949	34,751
Materion Corp. (Metals & Mining)	357	20,370
Matrix Service Co.* (Energy Equipment & Services)	1,350	26,433
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,606	59,342
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,244	31,759
Mercer International, Inc. (Paper & Forest Products)	2,169	29,303
Mercury Systems, Inc.* (Aerospace & Defense)	977	62,606
Meritage Homes Corp.* (Household Durables)	1,806	80,746
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,391	27,375
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,864	53,646
MGP Ingredients, Inc. (Beverages)	237	18,285
MicroStrategy, Inc.* - Class A (Software)	195	28,129
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,688	24,527
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	274	12,034
Monotype Imaging Holdings, Inc. (Software)	683	13,585
Moog, Inc. - Class A (Aerospace & Defense)	1,635	142,164
Motorcar Parts of America, Inc.* (Auto Components)	948	17,889
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	266	9,677
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	505	27,502
Mueller Industries, Inc. (Machinery)	2,854	89,444
Multi-Color Corp. (Commercial Services & Supplies)	703	35,073
Myers Industries, Inc. (Containers & Packaging)	1,782	30,490
MYR Group, Inc.* (Construction & Engineering)	835	28,916
Myriad Genetics, Inc.* (Biotechnology)	1,736	57,635
Nabors Industries, Ltd. (Energy Equipment & Services)	8,392	28,868
National Bank Holdings Corp. (Banks)	536	17,827
Natus Medical, Inc.* (Health Care Equipment & Supplies)	715	18,147
Nautilus, Inc.* (Leisure Products)	1,491	8,290
Navigant Consulting, Inc. (Professional Services)	1,001	19,489
NBT Bancorp, Inc. (Banks)	2,204	79,366
Neenah, Inc. (Paper & Forest Products)	850	54,706
NETGEAR, Inc.* (Communications Equipment)	1,588	52,595
New Media Investment Group, Inc. (Media)	2,745	28,823
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,051	30,761
Newpark Resources, Inc.* (Energy Equipment & Services)	4,550	41,678
NIC, Inc. (IT Services)	1,813	30,984
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,774	45,893
Noble Corp. PLC* (Energy Equipment & Services)	7,145	20,506
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,383	33,124
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	552	9,583
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	5,226	88,684
Northwest Natural Holding Co. (Gas Utilities)	495	32,487
Office Depot, Inc. (Specialty Retail)	27,265	98,972
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,115	30,819
OFG Bancorp (Banks)	1,187	23,491
Oil States International, Inc.* (Energy Equipment & Services)	3,049	51,711
Olympic Steel, Inc. (Metals & Mining)	460	7,300
OneSpan, Inc.* (Software)	522	10,033
Opus Bank (Banks)	1,089	21,562
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,709	19,055
Orion Marine Group, Inc.* (Construction & Engineering)	1,460	4,263
Oritani Financial Corp. (Thrifts & Mortgage Finance)	1,927	32,046

	Shares	Value
Common Stocks, continued
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	336	$18,954
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	483	42,311
Owens & Minor, Inc. (Health Care Providers & Services)	3,142	12,882
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	282	21,223
P.H. Glatfelter Co. (Paper & Forest Products)	2,218	31,318
Pacific Premier Bancorp, Inc. (Banks)	2,268	60,170
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,510	26,893
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	466	7,316
Patrick Industries, Inc.* (Building Products)	1,143	51,801
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,333	135,586
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	1,399	17,278
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	3,261	20,512
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,425	70,932
PetMed Express, Inc. (Internet & Direct Marketing Retail)(a)	1,042	23,737
PGT, Inc.* (Building Products)	1,347	18,656
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	542	17,886
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	3,379	31,932
Piper Jaffray Cos. (Capital Markets)	738	53,749
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,558	94,960
Powell Industries, Inc. (Electrical Equipment)	442	11,735
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	554	38,747
PRA Group, Inc.* (Consumer Finance)	2,283	61,208
Preferred Bank (Banks)	387	17,403
ProAssurance Corp. (Insurance)	2,703	93,552
Progress Software Corp. (Software)	728	32,301
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,087	79,922
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	433	67,907
Qualys, Inc.* (Software)	666	55,105
Quanex Building Products Corp. (Building Products)	1,678	26,663
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,550	16,756
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	5,496	57,433
Rayonier Advanced Materials, Inc. (Chemicals)	2,484	33,683
RE/MAX Holdings, Inc. (Real Estate Management & Development)	895	34,493
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	654	18,842
Rent-A-Center, Inc.* (Specialty Retail)	2,258	47,124
Resources Connection, Inc. (Professional Services)	1,503	24,860
Restoration Hardware, Inc.* (Specialty Retail)	480	49,416
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	5,745	99,618
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	287	23,135
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,996	17,587
Rogers Corp.* (Electronic Equipment, Instruments & Components)	307	48,776
RPT Realty (Equity Real Estate Investment Trusts)	1,495	17,955
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	841	19,175
S&T Bancorp, Inc. (Banks)	785	31,031
Safety Insurance Group, Inc. (Insurance)	732	63,786
Saia, Inc.* (Road & Rail)	1,303	79,614
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,449	99,505
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	222	11,404
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,295	46,387
Scholastic Corp. (Media)	1,405	55,863
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,557	60,288
SEACOR Holdings, Inc.* (Energy Equipment & Services)	869	36,741
Select Medical Holdings Corp.* (Health Care Providers & Services)	5,454	76,847
Selective Insurance Group, Inc. (Insurance)	1,040	65,811
Seneca Foods Corp.* - Class A (Food Products)	334	8,216
ServisFirst Bancshares, Inc. (Banks)	1,321	44,597
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	652	26,497
Shutterstock, Inc. (Internet & Direct Marketing Retail)	459	21,403
Simmons First National Corp. - Class A (Banks)	4,654	113,930
Simpson Manufacturing Co., Inc. (Building Products)	1,037	61,463
SkyWest, Inc. (Airlines)	2,602	141,262
Smart Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	184	3,533
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	761	28,674
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,200	17,772
South Jersey Industries, Inc. (Gas Utilities)	4,653	149,222
Southside Bancshares, Inc. (Banks)	1,596	53,035
SpartanNash Co. (Food & Staples Retailing)	1,812	28,756
Spok Holdings, Inc. (Wireless Telecommunication Services)	907	12,353
SPX FLOW, Inc.* (Machinery)	2,145	68,426
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	12,260	62,771
Standard Motor Products, Inc. (Auto Components)	509	24,992
Standex International Corp. (Machinery)	638	46,829

	Shares	Value
Common Stocks, continued
Stepan Co. (Chemicals)	1,021	$89,358
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,088	70,658
Stewart Information Services Corp. (Insurance)	1,196	51,057
Sturm, Ruger & Co., Inc. (Leisure Products)	316	16,754
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,281	60,256
Superior Energy Services, Inc.* (Energy Equipment & Services)	7,859	36,702
Superior Industries International, Inc. (Auto Components)	1,168	5,560
Sykes Enterprises, Inc.* (IT Services)	2,005	56,701
Team, Inc.* (Commercial Services & Supplies)	1,516	26,530
TechTarget, Inc.* (Media)	387	6,296
Tennant Co. (Machinery)	475	29,493
Tetra Tech, Inc. (Commercial Services & Supplies)	1,419	84,558
TETRA Technologies, Inc.* (Energy Equipment & Services)	6,336	14,826
The Andersons, Inc. (Food & Staples Retailing)	1,327	42,770
The Buckle, Inc. (Specialty Retail)(a)	1,433	26,826
The Cato Corp. - Class A (Specialty Retail)	1,151	17,242
The Greenbrier Cos., Inc. (Machinery)	1,630	52,535
The Medicines Co.* (Pharmaceuticals)	828	23,142
The Providence Service Corp.* (Health Care Providers & Services)	556	37,041
Third Point Reinsurance, Ltd.* (Insurance)	3,725	38,666
Tile Shop Holdings, Inc. (Specialty Retail)	1,974	11,173
TimkenSteel Corp.* (Metals & Mining)	1,979	21,492
Titan International, Inc. (Machinery)	2,537	15,146
TiVo Corp. (Software)	6,290	58,622
Tompkins Financial Corp. (Banks)	331	25,179
TopBuild Corp.* (Household Durables)	1,752	113,565
Travelport Worldwide, Ltd. (IT Services)	3,505	55,134
Tredegar Corp. (Chemicals)	1,287	20,772
Triumph Group, Inc. (Aerospace & Defense)	1,458	27,789
TrueBlue, Inc.* (Professional Services)	2,020	47,753
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,389	18,539
Ttec Holdings, Inc. (IT Services)	698	25,289
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,682	54,920
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	3,687	64,006
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,964	20,327
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	732	14,164
Unit Corp.* (Energy Equipment & Services)	1,534	21,844
United Community Banks, Inc. (Banks)	3,994	99,570
United Insurance Holdings Corp. (Insurance)	1,087	17,283
United Natural Foods, Inc.* (Food & Staples Retailing)	2,586	34,187
Universal Corp. (Tobacco)	1,258	72,499
Universal Electronics, Inc.* (Household Durables)	696	25,856
Universal Forest Products, Inc. (Building Products)	3,069	91,733
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	236	17,868
US Concrete, Inc.* (Construction Materials)	797	33,012
Varex Imaging Corp.* (Health Care Equipment & Supplies)	768	26,020
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,417	26,200
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,066	14,125
Veritex Holdings, Inc. (Banks)	774	18,746
Veritiv Corp.* (Trading Companies & Distributors)	641	16,871
Viad Corp. (Commercial Services & Supplies)	1,018	57,303
Virtus Investment Partners, Inc. (Capital Markets)	166	16,193
Vista Outdoor, Inc.* (Leisure Products)	2,903	23,253
Vitamin Shoppe, Inc.* (Specialty Retail)	788	5,548
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,895	59,185
Wabash National Corp. (Machinery)	2,780	37,669
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	1,924	33,266
WageWorks, Inc.* (Professional Services)	779	29,415
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,403	71,427
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,216	62,890
Watts Water Technologies, Inc. - Class A (Machinery)	724	58,514
Whitestone REIT (Equity Real Estate Investment Trusts)	2,005	24,100
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,009	26,375
William Lyon Homes* - Class A (Household Durables)	1,648	25,330
Winnebago Industries, Inc. (Automobiles)	1,469	45,759
WisdomTree Investments, Inc. (Capital Markets)	2,138	15,094
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,753	62,635
World Acceptance Corp.* (Consumer Finance)	148	17,335
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,631	123,376
Xperi Corp. (Semiconductors & Semiconductor Equipment)	2,452	57,377
Zumiez, Inc.* (Specialty Retail)	952	23,695
TOTAL COMMON STOCKS (Cost $15,040,042)		18,311,956

Contingent Right (NM)
A. Schulman, Inc.*^+(b) (Chemicals)	2,231	1,167

TOTAL CONTINGENT RIGHT (Cost $4,462)		1,167

	Principal Amount	Value
Repurchase Agreements(c) (0.2%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $41,008	$41,000	$41,000
TOTAL REPURCHASE AGREEMENTS (Cost $41,000)		41,000

Collateral for Securities Loaned (0.9%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(d)	13,915	$13,915
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(d)	148,289	148,289
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $162,204)		162,204

TOTAL INVESTMENT SECURITIES (Cost $15,247,708) - 101.3%		18,516,327
Net other assets (liabilities) - (1.3)%		(233,148)

NET ASSETS - 100.0%		$18,283,179

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of March 31, 2019, these securities represented 0.006% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2019, these securities represented 0.006% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $155,610.

(b)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$298,542	1.6%
Air Freight & Logistics	173,471	0.9%
Airlines	176,490	1.0%
Auto Components	413,415	2.3%
Automobiles	45,759	0.3%
Banks	1,736,128	9.5%
Beverages	85,637	0.5%
Biotechnology	174,021	1.0%
Building Products	463,112	2.6%
Capital Markets	182,641	1.0%
Chemicals	667,970	3.6%
Commercial Services & Supplies	494,481	2.8%
Communications Equipment	311,031	1.7%
Construction & Engineering	180,002	1.0%
Construction Materials	33,012	0.2%
Consumer Finance	176,895	1.0%
Containers & Packaging	30,490	0.2%
Distributors	85,845	0.5%
Diversified Telecommunication Services	149,219	0.8%
Electric Utilities	56,761	0.3%
Electrical Equipment	87,525	0.5%
Electronic Equipment, Instruments & Components	1,109,821	6.1%
Energy Equipment & Services	617,480	3.4%
Equity Real Estate Investment Trusts	1,241,470	6.8%
Food & Staples Retailing	120,865	0.7%
Food Products	355,111	1.9%
Gas Utilities	181,709	1.0%
Health Care Equipment & Supplies	150,484	0.8%
Health Care Providers & Services	306,857	1.7%
Health Care Technology	24,840	0.1%
Hotels, Restaurants & Leisure	45,550	0.2%
Household Durables	563,412	3.1%
Household Products	61,372	0.3%
Insurance	655,721	3.6%
Internet & Direct Marketing Retail	71,637	0.4%
IT Services	371,108	2.0%
Leisure Products	70,408	0.4%
Life Sciences Tools & Services	19,075	0.1%
Machinery	1,029,068	5.7%
Media	151,787	0.8%
Metals & Mining	109,500	0.6%
Mortgage Real Estate Investment Trusts	393,701	2.2%
Multiline Retail	100,462	0.5%
Multi-Utilities	71,288	0.4%
Oil, Gas & Consumable Fuels	446,125	2.4%
Paper & Forest Products	243,992	1.3%
Pharmaceuticals	80,954	0.4%
Professional Services	300,833	1.6%
Real Estate Management & Development	89,310	0.5%
Road & Rail	172,523	0.9%
Semiconductors & Semiconductor Equipment	644,012	3.5%
Software	298,846	1.6%
Specialty Retail	949,631	5.1%
Technology Hardware, Storage & Peripherals	103,437	0.6%
Textiles, Apparel & Luxury Goods	308,513	1.7%
Thrifts & Mortgage Finance	531,762	2.9%
Tobacco	72,499	0.4%
Trading Companies & Distributors	114,319	0.6%
Water Utilities	98,841	0.5%
Wireless Telecommunication Services	12,353	0.1%
Other**	(29,944)	(0.2)%
Total	$18,283,179	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.8%)
2U, Inc.* (Software)	281	$19,909
ACI Worldwide, Inc.* (Software)	566	18,604
Adobe Systems, Inc.* (Software)	2,380	634,246
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,298	109,685
Akamai Technologies, Inc.* (IT Services)	796	57,081
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	836	7,975
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,461	1,719,436
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,500	1,759,965
Amdocs, Ltd. (IT Services)	678	36,687
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,797	189,170
Anaplan, Inc.* (Software)	79	3,109
ANSYS, Inc.* (Software)	408	74,546
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,855	4,151,357
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,632	183,705
Arista Networks, Inc.* (Communications Equipment)	255	80,187
ARRIS International PLC* (Communications Equipment)	798	25,225
Aspen Technology, Inc.* (Software)	340	35,448
Autodesk, Inc.* (Software)	1,069	166,572
Blackbaud, Inc. (Software)	238	18,976
Booz Allen Hamilton Holding Corp. (IT Services)	684	39,768
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,932	580,972
CACI International, Inc.* - Class A (IT Services)	122	22,206
Cadence Design Systems, Inc.* (Software)	1,368	86,882
Cargurus, Inc.* (Interactive Media & Services)	161	6,450
Cars.com, Inc.* (Interactive Media & Services)	303	6,908
CDK Global, Inc. (Software)	607	35,704
CDW Corp. (Electronic Equipment, Instruments & Components)	731	70,446
CenturyLink, Inc. (Diversified Telecommunication Services)	4,640	55,634
Ceridian HCM Holding, Inc.* (Software)	177	9,080
Cerner Corp.* (Health Care Technology)	1,582	90,506
Ciena Corp.* (Communications Equipment)	701	26,175
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	288	12,116
Cisco Systems, Inc. (Communications Equipment)	21,476	1,159,488
Citrix Systems, Inc. (Software)	610	60,793
Cognizant Technology Solutions Corp. (IT Services)	2,806	203,295
CommScope Holding Co., Inc.* (Communications Equipment)	938	20,383
CommVault Systems, Inc.* (Software)	188	12,171
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	503	28,782
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,775	26,483
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	728	42,726
DocuSign, Inc.* (Software)	113	5,858
DXC Technology Co. (IT Services)	1,308	84,117
eBay, Inc. (Internet & Direct Marketing Retail)	4,195	155,803
EchoStar Corp.* (Communications Equipment)	233	8,493
Elastic NV* (Software)(a)	35	2,795
Ellie Mae, Inc.* (Software)	170	16,777
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	658	23,484
EPAM Systems, Inc.* (IT Services)	251	42,452
Etsy, Inc.* (Internet & Direct Marketing Retail)	588	39,525
F5 Networks, Inc.* (Communications Equipment)	289	45,353
Facebook, Inc.* - Class A (Interactive Media & Services)	11,638	1,939,939
Fair Isaac Corp.* (Software)	142	38,571
Finisar Corp.* (Communications Equipment)	575	13,323
FireEye, Inc.* (Software)	961	16,135
Fortinet, Inc.* (Software)	708	59,451
Garmin, Ltd. (Household Durables)	592	51,119
Gartner, Inc.* (IT Services)	438	66,436
GoDaddy, Inc.* - Class A (IT Services)	826	62,107
GrubHub, Inc.* (Internet & Direct Marketing Retail)	443	30,775
Guidewire Software, Inc.* (Software)	395	38,378
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,719	103,674
HP, Inc. (Technology Hardware, Storage & Peripherals)	7,481	145,356
Hubspot, Inc.* (Software)	187	31,081
IAC/InterActiveCorp* (Interactive Media & Services)	380	79,842
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,939	1,178,124
InterDigital, Inc. (Communications Equipment)	159	10,491
International Business Machines Corp. (IT Services)	4,341	612,514
Intuit, Inc. (Software)	1,265	330,684
j2 Global, Inc. (Software)	227	19,658
Juniper Networks, Inc. (Communications Equipment)	1,697	44,920
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	806	96,244
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	745	133,362
Leidos Holdings, Inc. (IT Services)	714	45,760
LogMeIn, Inc. (Software)	248	19,865

	Shares	Value
Common Stocks, continued
Lumentum Holdings, Inc.* (Communications Equipment)	372	$21,033
Manhattan Associates, Inc.* (Software)	317	17,470
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,886	57,403
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,334	70,929
Medidata Solutions, Inc.* (Health Care Technology)	304	22,265
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,156	95,902
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,469	226,034
Microsoft Corp. (Software)	37,430	4,414,493
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	265	24,658
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	193	26,150
Motorola Solutions, Inc. (Communications Equipment)	799	112,196
NCR Corp.* (Technology Hardware, Storage & Peripherals)	580	15,828
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,205	83,555
NetScout Systems, Inc.* (Communications Equipment)	341	9,572
New Relic, Inc.* (Software)	223	22,010
Nuance Communications, Inc.* (Software)	1,392	23,567
Nutanix, Inc.* (Software)	377	14,228
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,957	530,959
Okta, Inc.* (IT Services)	385	31,851
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,999	41,119
Oracle Corp. (Software)	12,431	667,669
Palo Alto Networks, Inc.* (Communications Equipment)	462	112,211
Paycom Software, Inc.* (Software)	236	44,635
Pegasystems, Inc. (Software)	180	11,700
Perspecta, Inc. (IT Services)	686	13,871
Plantronics, Inc. (Communications Equipment)	159	7,331
Proofpoint, Inc.* (Software)	271	32,908
PTC, Inc.* (Software)	521	48,026
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	845	18,413
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	599	42,966
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,904	336,705
RealPage, Inc.* (Software)	358	21,727
Red Hat, Inc.* (Software)	862	157,487
RingCentral, Inc.* - Class A (Software)	335	36,113
Salesforce.com, Inc.* (Software)	3,732	591,037
Science Applications International Corp. (IT Services)	248	19,084
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,251	59,910
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	321	16,342
ServiceNow, Inc.* (Software)	875	215,679
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	210	16,981
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	849	70,026
Snap, Inc.* (Interactive Media & Services)	3,618	39,870
SolarWinds Corp.* (Software)	119	2,323
Splunk, Inc.* (Software)	721	89,837
SS&C Technologies Holdings, Inc. (Software)	1,052	67,002
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	80	6,513
Symantec Corp. (Software)	3,118	71,683
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	168	6,678
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	202	19,269
Synopsys, Inc.* (Software)	729	83,944
Tableau Software, Inc.* - Class A (Software)	350	44,548
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	182	18,639
Teradata Corp.* (IT Services)	573	25,011
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	847	33,744
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,578	485,588
The Ultimate Software Group, Inc.* (Software)	155	51,170
Twilio, Inc.* (IT Services)	465	60,069
Twitter, Inc.* (Interactive Media & Services)	3,555	116,888
Tyler Technologies, Inc.* (Software)	187	38,223
Ubiquiti Networks, Inc. (Communications Equipment)	92	13,773
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	206	31,487
Veeva Systems, Inc.* - Class A (Health Care Technology)	610	77,385
Verint Systems, Inc.* (Software)	318	19,035
VeriSign, Inc.* (IT Services)	514	93,322
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	532	26,765
ViaSat, Inc.* (Communications Equipment)	277	21,468
Viavi Solutions, Inc.* (Communications Equipment)	1,111	13,754
VMware, Inc. - Class A (Software)	371	66,969
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,418	68,149
Workday, Inc.* - Class A (Software)	736	141,938
Xerox Corp. (Technology Hardware, Storage & Peripherals)	975	31,181
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,235	156,586
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	986	28,022
Zendesk, Inc.* (Software)	529	44,965
Zillow Group, Inc.* - Class A (Interactive Media & Services)	241	8,242
Zillow Group, Inc.* - Class C (Interactive Media & Services)	569	19,767
Zscaler, Inc.* (Software)	71	5,036
TOTAL COMMON STOCKS
(Cost $6,369,769)		28,012,203

	Principal Amount	Value
Repurchase Agreements(b) (3.8%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $1,105,217	$1,105,000	$1,105,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,105,000)		1,105,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	180	$180
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	1,914	1,914
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,094)		2,094

TOTAL INVESTMENT SECURITIES (Cost $7,476,863) - 99.6%		29,119,297
Net other assets (liabilities) - 0.4%		124,288

NET ASSETS - 100.0%		$29,243,585

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $1,997.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

NM                   Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	4/23/19	2.92%	$1,059,295	$5,448

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Communications Equipment	$1,745,376	6.0%
Diversified Telecommunication Services	83,656	0.3%
Electronic Equipment, Instruments & Components	108,354	0.4%
Health Care Technology	198,131	0.7%
Household Durables	51,119	0.2%
Interactive Media & Services	5,697,307	19.5%
Internet & Direct Marketing Retail	232,616	0.8%
IT Services	1,515,631	5.2%
Semiconductors & Semiconductor Equipment	4,859,149	16.6%
Software	8,800,715	30.0%
Technology Hardware, Storage & Peripherals	4,720,149	16.1%
Other**	1,231,382	4.2%
Total	$29,243,585	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.5%)
Acacia Communications, Inc.* (Communications Equipment)	776	$44,504
ADTRAN, Inc. (Communications Equipment)	1,836	25,153
Applied Optoelectronics, Inc.* (Communications Equipment)(a)	875	10,675
Arista Networks, Inc.* (Communications Equipment)	1,060	333,328
ARRIS International PLC* (Communications Equipment)	3,736	118,095
AT&T, Inc. (Diversified Telecommunication Services)	10,042	314,917
ATN International, Inc. (Diversified Telecommunication Services)	345	19,455
CalAmp Corp.* (Communications Equipment)	1,402	17,637
CenturyLink, Inc. (Diversified Telecommunication Services)	18,800	225,412
Ciena Corp.* (Communications Equipment)	3,284	122,625
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,984	18,927
Cisco Systems, Inc. (Communications Equipment)	28,970	1,564,089
CommScope Holding Co., Inc.* (Communications Equipment)	4,392	95,438
Comtech Telecommunications Corp. (Communications Equipment)	883	20,503
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	2,329	25,409
EchoStar Corp.* (Communications Equipment)	1,088	39,658
Extreme Networks, Inc.* (Communications Equipment)	4,041	30,267
F5 Networks, Inc.* (Communications Equipment)	1,357	212,954
Finisar Corp.* (Communications Equipment)	2,692	62,374
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	5,450	10,846
Garmin, Ltd. (Household Durables)	2,769	239,103
Globalstar, Inc.* (Diversified Telecommunication Services)(a)	43,579	18,739
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,229	58,935
Juniper Networks, Inc. (Communications Equipment)	7,943	210,251
Lumentum Holdings, Inc.* (Communications Equipment)	1,737	98,210
Motorola Solutions, Inc. (Communications Equipment)	2,079	291,933
NETGEAR, Inc.* (Communications Equipment)	757	25,072
NetScout Systems, Inc.* (Communications Equipment)	1,598	44,856
ORBCOMM, Inc.* (Diversified Telecommunication Services)	2,742	18,591
Plantronics, Inc. (Communications Equipment)	879	40,531
Quantenna Communications, Inc.* (Communications Equipment)	631	15,352
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,051	46,622
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,018	13,865
Sprint Corp.* (Wireless Telecommunication Services)	13,037	73,659
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,141	65,793
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	4,119	284,624
U.S. Cellular Corp.* (Wireless Telecommunication Services)	475	21,807
Ubiquiti Networks, Inc. (Communications Equipment)	435	65,124
Verizon Communications, Inc. (Diversified Telecommunication Services)	26,885	1,589,709
ViaSat, Inc.* (Communications Equipment)	1,298	100,595
Viavi Solutions, Inc.* (Communications Equipment)	5,203	64,413
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,035	50,551
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	4,611	131,045
TOTAL COMMON STOCKS (Cost $5,673,295)		6,881,646

	Principal Amount	Value
Repurchase Agreements(b) (4.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $312,061	$312,000	$312,000
TOTAL REPURCHASE AGREEMENTS (Cost $312,000)		312,000

	Shares	Value
Collateral for Securities Loaned (0.8%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(c)	5,086	$5,086
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(c)	54,197	54,197
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $59,283)		59,283

TOTAL INVESTMENT SECURITIES (Cost $6,044,578) - 100.6%		7,252,929
Net other assets (liabilities) - (0.6)%		(45,745)

NET ASSETS - 100.0%		$7,207,184

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $35,469.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	4/23/19	2.92%	$290,948	$2,349

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Communications Equipment	$3,653,637	50.7%
Diversified Telecommunication Services	2,482,536	34.5%
Household Durables	239,103	3.3%
Wireless Telecommunication Services	506,370	7.0%
Other**	325,538	4.5%
Total	$7,207,184	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (39.6%)
U.S. Treasury Bonds, 3.00%, 2/15/49(a)	$6,040,000	$6,271,219

TOTAL U.S. TREASURY OBLIGATION (Cost $5,999,524)		6,271,219

Repurchase Agreements(b)(c) (55.4%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $8,744,715	8,743,000	8,743,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,743,000)		8,743,000

	Shares	Value
Collateral for Securities Loaned (2.0%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(d)	26,926	$26,926
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(d)	286,949	286,949
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $313,875)		313,875

TOTAL INVESTMENT SECURITIES (Cost $15,056,399) - 97.0%		15,328,094
Net other assets (liabilities) - 3.0%		467,692

NET ASSETS - 100.0%		$15,795,786

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $311,484.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $197,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Citibank North America	4/15/19	2.15%	$3,114,844	$262,054
30-Year U.S. Treasury Bond, 3.00% due on 2/15/49	Societe’ Generale	4/15/19	2.41%	10,278,984	409,191
				$13,393,828	$671,245

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (34.6%)
3M Co. (Industrial Conglomerates)	237	$49,244
A.O. Smith Corp. (Building Products)	58	3,093
Abbott Laboratories (Health Care Equipment & Supplies)	722	57,717
AbbVie, Inc. (Biotechnology)	607	48,917
ABIOMED, Inc.* (Health Care Equipment & Supplies)	19	5,426
Accenture PLC - Class A (IT Services)	262	46,117
Activision Blizzard, Inc. (Entertainment)	314	14,296
Adobe Systems, Inc.* (Software)	201	53,564
Advance Auto Parts, Inc. (Specialty Retail)	29	4,945
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	362	9,238
Affiliated Managers Group, Inc. (Capital Markets)	21	2,249
Aflac, Inc. (Insurance)	309	15,450
Agilent Technologies, Inc. (Life Sciences Tools & Services)	131	10,530
Air Products & Chemicals, Inc. (Chemicals)	90	17,186
Akamai Technologies, Inc.* (IT Services)	67	4,805
Alaska Air Group, Inc. (Airlines)	51	2,862
Albemarle Corp. (Chemicals)	43	3,525
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	46	6,558
Alexion Pharmaceuticals, Inc.* (Biotechnology)	92	12,437
Align Technology, Inc.* (Health Care Equipment & Supplies)	30	8,530
Allegion PLC (Building Products)	39	3,538
Allergan PLC (Pharmaceuticals)	129	18,887
Alliance Data Systems Corp. (IT Services)	19	3,325
Alliant Energy Corp. (Electric Utilities)	97	4,572
Alphabet, Inc.* - Class A (Interactive Media & Services)	123	144,757
Alphabet, Inc.* - Class C (Interactive Media & Services)	126	147,837
Altria Group, Inc. (Tobacco)	771	44,279
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	170	302,728
Ameren Corp. (Multi-Utilities)	101	7,429
American Airlines Group, Inc. (Airlines)	164	5,209
American Electric Power Co., Inc. (Electric Utilities)	203	17,001
American Express Co. (Consumer Finance)	284	31,041
American International Group, Inc. (Insurance)	358	15,415
American Tower Corp. (Equity Real Estate Investment Trusts)	181	35,669
American Water Works Co., Inc. (Water Utilities)	74	7,715
Ameriprise Financial, Inc. (Capital Markets)	56	7,174
AmerisourceBergen Corp. (Health Care Providers & Services)	64	5,089
AMETEK, Inc. (Electrical Equipment)	93	7,716
Amgen, Inc. (Biotechnology)	256	48,635
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	123	11,617
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	205	9,323
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	151	15,896
ANSYS, Inc.* (Software)	34	6,212
Anthem, Inc. (Health Care Providers & Services)	106	30,420
Aon PLC (Insurance)	99	16,899
Apache Corp. (Oil, Gas & Consumable Fuels)	154	5,338
Apartment Investment & Management Co.* (Equity Real Estate Investment Trusts)	63	3,168
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,842	349,889
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	390	15,467
Aptiv PLC (Auto Components)	107	8,505
Archer-Daniels-Midland Co. (Food Products)	230	9,920
Arconic, Inc. (Aerospace & Defense)	177	3,382
Arista Networks, Inc.* (Communications Equipment)	21	6,604
Arthur J. Gallagher & Co. (Insurance)	76	5,936
Assurant, Inc. (Insurance)	21	1,993
AT&T, Inc. (Diversified Telecommunication Services)	2,995	93,923
Atmos Energy Corp. (Gas Utilities)	48	4,941
Autodesk, Inc.* (Software)	90	14,024
Automatic Data Processing, Inc. (IT Services)	179	28,593
AutoZone, Inc.* (Specialty Retail)	10	10,241
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	57	11,442
Avery Dennison Corp. (Containers & Packaging)	35	3,955
Baker Hughes, a GE Co. - Class A (Energy Equipment & Services)	211	5,849
Ball Corp. (Containers & Packaging)	137	7,926
Bank of America Corp. (Banks)	3,693	101,889
Baxter International, Inc. (Health Care Equipment & Supplies)	196	15,937
BB&T Corp. (Banks)	314	14,610
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	111	27,720
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	800	160,712
Best Buy Co., Inc. (Specialty Retail)	96	6,822
Biogen, Inc.* (Biotechnology)	81	19,147
BlackRock, Inc. - Class A (Capital Markets)	50	21,369
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	19	33,153
BorgWarner, Inc. (Auto Components)	85	3,265
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	64	8,568

	Shares	Value
Common Stocks, continued
Boston Scientific Corp.* (Health Care Equipment & Supplies)	570	$21,877
Brighthouse Financial, Inc.* (Insurance)	48	1,742
Bristol-Myers Squibb Co. (Pharmaceuticals)	671	32,013
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	163	49,016
Broadridge Financial Solutions, Inc. (IT Services)	48	4,977
Brown-Forman Corp. - Class B (Beverages)	68	3,589
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	56	4,871
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	174	4,541
Cadence Design Systems, Inc.* (Software)	115	7,304
Campbell Soup Co. (Food Products)	79	3,012
Capital One Financial Corp. (Consumer Finance)	192	15,684
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	63	2,882
Cardinal Health, Inc. (Health Care Providers & Services)	123	5,922
CarMax, Inc.* (Specialty Retail)	70	4,886
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	165	8,369
Caterpillar, Inc. (Machinery)	237	32,110
CBOE Holdings, Inc. (Capital Markets)	46	4,390
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	128	6,330
CBS Corp. - Class B (Media)	143	6,797
Celanese Corp. — Series A (Chemicals)	53	5,226
Celgene Corp.* (Biotechnology)	289	27,264
Centene Corp.* (Health Care Providers & Services)	170	9,027
CenterPoint Energy, Inc. (Multi-Utilities)	206	6,324
CenturyLink, Inc. (Diversified Telecommunication Services)	391	4,688
Cerner Corp.* (Health Care Technology)	133	7,609
CF Industries Holdings, Inc. (Chemicals)	92	3,761
Charter Communications, Inc.* - Class A (Media)	71	24,631
Chevron Corp. (Oil, Gas & Consumable Fuels)	781	96,204
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	10	7,103
Chubb, Ltd. (Insurance)	188	26,336
Church & Dwight Co., Inc. (Household Products)	101	7,194
Cigna Corp. (Health Care Providers & Services)	156	25,088
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	42	2,936
Cincinnati Financial Corp. (Insurance)	62	5,326
Cintas Corp. (Commercial Services & Supplies)	35	7,074
Cisco Systems, Inc. (Communications Equipment)	1,810	97,722
Citigroup, Inc. (Banks)	967	60,167
Citizens Financial Group, Inc. (Banks)	189	6,143
Citrix Systems, Inc. (Software)	51	5,083
CME Group, Inc. (Capital Markets)	147	24,193
CMS Energy Corp. (Multi-Utilities)	117	6,498
Cognizant Technology Solutions Corp. (IT Services)	236	17,098
Colgate-Palmolive Co. (Household Products)	354	24,263
Comcast Corp. - Class A (Media)	1,857	74,242
Comerica, Inc. (Banks)	65	4,766
ConAgra Foods, Inc. (Food Products)	200	5,548
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	82	9,099
ConocoPhillips (Oil, Gas & Consumable Fuels)	466	31,101
Consolidated Edison, Inc. (Multi-Utilities)	132	11,195
Constellation Brands, Inc. - Class A (Beverages)	68	11,922
Copart, Inc.* (Commercial Services & Supplies)	83	5,029
Corning, Inc. (Electronic Equipment, Instruments & Components)	323	10,691
Costco Wholesale Corp. (Food & Staples Retailing)	181	43,827
Coty, Inc. (Personal Products)(a)	185	2,128
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	171	21,888
CSX Corp. (Road & Rail)	319	23,868
Cummins, Inc. (Machinery)	60	9,472
CVS Health Corp. (Health Care Providers & Services)	533	28,745
D.R. Horton, Inc. (Household Durables)	140	5,792
Danaher Corp. (Health Care Equipment & Supplies)	258	34,061
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	51	6,195
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	52	2,823
Deere & Co. (Machinery)	131	20,938
Delta Air Lines, Inc. (Airlines)	254	13,118
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	92	4,562
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	180	5,681
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	64	6,498
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	85	10,115
Discover Financial Services (Consumer Finance)	135	9,607
Discovery Communications, Inc.* - Class A (Media)	65	1,756
Discovery Communications, Inc.* - Class C (Media)	148	3,762
Dish Network Corp.* - Class A (Media)	94	2,979
Dollar General Corp. (Multiline Retail)	108	12,884
Dollar Tree, Inc.* (Multiline Retail)	98	10,294
Dominion Resources, Inc. (Multi-Utilities)	329	25,221
Dover Corp. (Machinery)	60	5,628
DowDuPont, Inc. (Chemicals)	927	49,419
DTE Energy Co. (Multi-Utilities)	75	9,356
Duke Energy Corp. (Electric Utilities)	299	26,910
Duke Realty Corp. (Equity Real Estate Investment Trusts)	148	4,526
DXC Technology Co. (IT Services)	110	7,074
E*TRADE Financial Corp. (Capital Markets)	101	4,689

	Shares		Value
Common Stocks, continued
Eastman Chemical Co. (Chemicals)	57		$4,325
Eaton Corp. PLC (Electrical Equipment)	174		14,017
eBay, Inc. (Internet & Direct Marketing Retail)	354		13,148
Ecolab, Inc. (Chemicals)	104		18,361
Edison International (Electric Utilities)	134		8,297
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	85		16,263
Electronic Arts, Inc.* (Entertainment)	123		12,500
Eli Lilly & Co. (Pharmaceuticals)	355		46,065
Emerson Electric Co. (Electrical Equipment)	253		17,323
Entergy Corp. (Electric Utilities)	78		7,459
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	239		22,748
Equifax, Inc. (Professional Services)	50		5,925
Equinix, Inc. (Equity Real Estate Investment Trusts)	34		15,407
Equity Residential (Equity Real Estate Investment Trusts)	152		11,449
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	27		7,809
Everest Re Group, Ltd. (Insurance)	17		3,671
Evergy, Inc. (Electric Utilities)	105		6,095
Eversource Energy (Electric Utilities)	130		9,224
Exelon Corp. (Electric Utilities)	399		20,002
Expedia, Inc. (Internet & Direct Marketing Retail)	48		5,712
Expeditors International of Washington, Inc. (Air Freight & Logistics)	71		5,389
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	52		5,299
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,742		140,753
F5 Networks, Inc.* (Communications Equipment)	24		3,766
Facebook, Inc.* - Class A (Interactive Media & Services)	981		163,523
Fastenal Co. (Trading Companies & Distributors)	118		7,589
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	31		4,273
FedEx Corp. (Air Freight & Logistics)	99		17,960
Fidelity National Information Services, Inc. (IT Services)	133		15,042
Fifth Third Bancorp (Banks)	266		6,709
First Horizon National Corp. (Banks)	—	(b)	4
First Republic Bank (Banks)	68		6,831
FirstEnergy Corp. (Electric Utilities)	207		8,613
Fiserv, Inc.* (IT Services)	161		14,213
FleetCor Technologies, Inc.* (IT Services)	35		8,631
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	56		2,664
Flowserve Corp. (Machinery)	54		2,438
Fluor Corp. (Construction & Engineering)	57		2,098
FMC Corp. (Chemicals)	55		4,225
Foot Locker, Inc. (Specialty Retail)	46		2,788
Ford Motor Co. (Automobiles)	1,607		14,109
Fortinet, Inc.* (Software)	60		5,038
Fortive Corp. (Machinery)	121		10,151
Fortune Brands Home & Security, Inc. (Building Products)	58		2,761
Fox Corp.* - Class A (Media)	145		5,323
Fox Corp.* - Class B (Media)	66		2,368
Franklin Resources, Inc. (Capital Markets)	122		4,043
Freeport-McMoRan, Inc. (Metals & Mining)	596		7,682
Garmin, Ltd. (Household Durables)	50		4,318
Gartner, Inc.* (IT Services)	37		5,612
General Dynamics Corp. (Aerospace & Defense)	111		18,790
General Electric Co. (Industrial Conglomerates)	3,579		35,754
General Mills, Inc. (Food Products)	245		12,679
General Motors Co. (Automobiles)	539		19,997
Genuine Parts Co. (Distributors)	60		6,722
Gilead Sciences, Inc. (Biotechnology)	524		34,065
Global Payments, Inc. (IT Services)	65		8,874
H & R Block, Inc. (Diversified Consumer Services)	85		2,035
Halliburton Co. (Energy Equipment & Services)	359		10,519
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	149		2,664
Harley-Davidson, Inc. (Automobiles)	66		2,354
Harris Corp. (Aerospace & Defense)	49		7,826
Hartford Financial Services Group, Inc. (Insurance)	148		7,359
Hasbro, Inc. (Leisure Products)	48		4,081
HCA Holdings, Inc. (Health Care Providers & Services)	110		14,342
HCP, Inc. (Equity Real Estate Investment Trusts)	196		6,135
Helmerich & Payne, Inc. (Energy Equipment & Services)	45		2,500
Henry Schein, Inc.* (Health Care Providers & Services)	62		3,727
Hess Corp. (Oil, Gas & Consumable Fuels)	105		6,324
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	566		8,733
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	120		9,973
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	65		3,203
Hologic, Inc.* (Health Care Equipment & Supplies)	110		5,324
Honeywell International, Inc. (Industrial Conglomerates)	300		47,676
Hormel Foods Corp. (Food Products)	112		5,013
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	304		5,746
HP, Inc. (Technology Hardware, Storage & Peripherals)	631		12,260
Humana, Inc. (Health Care Providers & Services)	56		14,896
Huntington Bancshares, Inc. (Banks)	430		5,452
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	17		3,522
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	35		7,826
IHS Markit, Ltd.* (Professional Services)	149		8,103
Illinois Tool Works, Inc. (Machinery)	124		17,798
Illumina, Inc.* (Life Sciences Tools & Services)	60		18,641
Incyte Corp.* (Biotechnology)	73		6,279

	Shares	Value
Common Stocks, continued
Ingersoll-Rand PLC (Machinery)	100	$10,795
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,849	99,291
Intercontinental Exchange, Inc. (Capital Markets)	234	17,817
International Business Machines Corp. (IT Services)	366	51,643
International Flavors & Fragrances, Inc. (Chemicals)	42	5,409
International Paper Co. (Containers & Packaging)	165	7,635
Intuit, Inc. (Software)	107	27,971
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	47	26,817
Invesco, Ltd. (Capital Markets)	163	3,148
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	15	2,277
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	65	9,350
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	118	4,184
J.B. Hunt Transport Services, Inc. (Road & Rail)	36	3,646
Jack Henry & Associates, Inc. (IT Services)	32	4,440
Jacobs Engineering Group, Inc. (Construction & Engineering)	48	3,609
Jefferies Financial Group, Inc. (Diversified Financial Services)	108	2,029
Johnson & Johnson (Pharmaceuticals)	1,095	153,071
Johnson Controls International PLC (Building Products)	375	13,852
JPMorgan Chase & Co. (Banks)	1,346	136,255
Juniper Networks, Inc. (Communications Equipment)	143	3,785
Kansas City Southern Industries, Inc. (Road & Rail)	42	4,871
Kellogg Co. (Food Products)	103	5,910
KeyCorp (Banks)	415	6,536
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	77	6,714
Kimberly-Clark Corp. (Household Products)	142	17,594
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	173	3,201
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	800	16,008
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	68	8,120
Kohl’s Corp. (Multiline Retail)	68	4,676
L Brands, Inc. (Specialty Retail)	94	2,593
L3 Technologies, Inc. (Aerospace & Defense)	33	6,810
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	41	6,272
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	63	11,278
Lamb Weston Holding, Inc. (Food Products)	60	4,496
Leggett & Platt, Inc. (Household Durables)	54	2,280
Lennar Corp. - Class A (Household Durables)	118	5,793
Lincoln National Corp. (Insurance)	84	4,931
Linde PLC (Chemicals)	227	39,937
LKQ Corp.* (Distributors)	129	3,661
Lockheed Martin Corp. (Aerospace & Defense)	101	30,316
Loews Corp. (Insurance)	113	5,416
Lowe’s Cos., Inc. (Specialty Retail)	329	36,015
LyondellBasell Industries N.V. - Class A (Chemicals)	125	10,510
M&T Bank Corp. (Banks)	57	8,950
Macy’s, Inc. (Multiline Retail)	126	3,028
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	337	5,631
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	277	16,578
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	116	14,542
Marsh & McLennan Cos., Inc. (Insurance)	208	19,531
Martin Marietta Materials, Inc. (Construction Materials)	26	5,231
Masco Corp. (Building Products)	121	4,757
MasterCard, Inc. - Class A (IT Services)	371	87,352
Mattel, Inc.* (Leisure Products)	142	1,846
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	112	5,955
McCormick & Co., Inc. (Food Products)	50	7,532
McDonald’s Corp. (Hotels, Restaurants & Leisure)	315	59,819
McKesson Corp. (Health Care Providers & Services)	79	9,248
Medtronic PLC (Health Care Equipment & Supplies)	551	50,185
Merck & Co., Inc. (Pharmaceuticals)	1,061	88,243
MetLife, Inc. (Insurance)	394	16,773
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10	7,230
MGM Resorts International (Hotels, Restaurants & Leisure)	210	5,389
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	97	8,047
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	461	19,053
Microsoft Corp. (Software)	3,155	372,102
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	47	5,139
Mohawk Industries, Inc.* (Household Durables)	25	3,154
Molson Coors Brewing Co. - Class B (Beverages)	77	4,593
Mondelez International, Inc. - Class A (Food Products)	594	29,653
Monster Beverage Corp.* (Beverages)	161	8,787
Moody’s Corp. (Capital Markets)	68	12,314
Morgan Stanley (Capital Markets)	534	22,535
Motorola Solutions, Inc. (Communications Equipment)	67	9,408
MSCI, Inc. - Class A (Capital Markets)	35	6,959
Mylan N.V.* (Pharmaceuticals)	212	6,008
National Oilwell Varco, Inc. (Energy Equipment & Services)	158	4,209
Nektar Therapeutics* (Pharmaceuticals)	72	2,419
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	102	7,073
Netflix, Inc.* (Entertainment)	180	64,182

	Shares	Value
Common Stocks, continued
Newell Rubbermaid, Inc. (Household Durables)	160	$2,454
Newmont Mining Corp. (Metals & Mining)	219	7,834
News Corp. - Class A (Media)	158	1,966
News Corp. - Class B (Media)	51	637
NextEra Energy, Inc. (Electric Utilities)	197	38,085
Nielsen Holdings PLC (Professional Services)	146	3,456
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	518	43,621
NiSource, Inc. (Multi-Utilities)	153	4,385
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	199	4,921
Nordstrom, Inc. (Multiline Retail)	47	2,086
Norfolk Southern Corp. (Road & Rail)	110	20,558
Northern Trust Corp. (Capital Markets)	90	8,137
Northrop Grumman Corp. (Aerospace & Defense)	70	18,872
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	89	4,891
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	116	4,927
Nucor Corp. (Metals & Mining)	126	7,352
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	249	44,710
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	308	20,390
Omnicom Group, Inc. (Media)	92	6,715
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	169	11,803
Oracle Corp. (Software)	1,048	56,288
O’Reilly Automotive, Inc.* (Specialty Retail)	32	12,426
PACCAR, Inc. (Machinery)	143	9,744
Packaging Corp. of America (Containers & Packaging)	39	3,876
Parker-Hannifin Corp. (Machinery)	53	9,096
Paychex, Inc. (IT Services)	131	10,506
PayPal Holdings, Inc.* (IT Services)	482	50,051
Pentair PLC (Machinery)	65	2,893
People’s United Financial, Inc. (Banks)	155	2,548
PepsiCo, Inc. (Beverages)	578	70,834
PerkinElmer, Inc. (Life Sciences Tools & Services)	46	4,433
Perrigo Co. PLC (Pharmaceuticals)	51	2,456
Pfizer, Inc. (Pharmaceuticals)	2,283	96,959
Philip Morris International, Inc. (Tobacco)	639	56,481
Phillips 66 (Oil, Gas & Consumable Fuels)	172	16,369
Pinnacle West Capital Corp. (Electric Utilities)	46	4,397
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	69	10,507
PNC Financial Services Group, Inc. (Banks)	187	22,937
PPG Industries, Inc. (Chemicals)	97	10,948
PPL Corp. (Electric Utilities)	296	9,395
Principal Financial Group, Inc. (Insurance)	106	5,320
Prologis, Inc. (Equity Real Estate Investment Trusts)	259	18,635
Prudential Financial, Inc. (Insurance)	168	15,436
Public Service Enterprise Group, Inc. (Multi-Utilities)	208	12,357
Public Storage (Equity Real Estate Investment Trusts)	62	13,502
PulteGroup, Inc. (Household Durables)	105	2,936
PVH Corp. (Textiles, Apparel & Luxury Goods)	31	3,780
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	50	3,587
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	498	28,401
Quanta Services, Inc. (Construction & Engineering)	58	2,189
Quest Diagnostics, Inc. (Health Care Providers & Services)	55	4,946
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	22	2,853
Raymond James Financial, Inc. (Capital Markets)	52	4,181
Raytheon Co. (Aerospace & Defense)	116	21,121
Realty Income Corp. (Equity Real Estate Investment Trusts)	125	9,195
Red Hat, Inc.* (Software)	73	13,337
Regency Centers Corp. (Equity Real Estate Investment Trusts)	69	4,657
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	32	13,140
Regions Financial Corp. (Banks)	418	5,915
Republic Services, Inc. - Class A (Commercial Services & Supplies)	89	7,154
ResMed, Inc. (Health Care Equipment & Supplies)	59	6,134
Robert Half International, Inc. (Professional Services)	49	3,193
Rockwell Automation, Inc. (Electrical Equipment)	49	8,598
Rollins, Inc. (Commercial Services & Supplies)	61	2,539
Roper Technologies, Inc. (Industrial Conglomerates)	43	14,705
Ross Stores, Inc. (Specialty Retail)	152	14,151
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	71	8,138
S&P Global, Inc. (Capital Markets)	102	21,476
Salesforce.com, Inc.* (Software)	315	49,887
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	46	9,184
Schlumberger, Ltd. (Energy Equipment & Services)	570	24,835
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	105	5,028
Sealed Air Corp. (Containers & Packaging)	64	2,948
Sempra Energy (Multi-Utilities)	113	14,222
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	127	23,141
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	72	5,939
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	34	3,057
Snap-on, Inc. (Machinery)	23	3,600
Southwest Airlines Co. (Airlines)	205	10,642
Stanley Black & Decker, Inc. (Machinery)	62	8,443
Starbucks Corp. (Hotels, Restaurants & Leisure)	511	37,988
State Street Corp. (Capital Markets)	156	10,266

	Shares	Value
Common Stocks, continued
Stryker Corp. (Health Care Equipment & Supplies)	127	$25,085
SunTrust Banks, Inc. (Banks)	182	10,784
SVB Financial Group* (Banks)	22	4,892
Symantec Corp. (Software)	263	6,046
Synchrony Financial (Consumer Finance)	269	8,581
Synopsys, Inc.* (Software)	62	7,139
Sysco Corp. (Food & Staples Retailing)	194	12,951
T. Rowe Price Group, Inc. (Capital Markets)	97	9,712
Take-Two Interactive Software, Inc.* (Entertainment)	47	4,435
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	119	3,866
Target Corp. (Multiline Retail)	215	17,256
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	139	11,224
TechnipFMC PLC (Energy Equipment & Services)	175	4,116
Teleflex, Inc. (Health Care Equipment & Supplies)	19	5,741
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	386	40,943
Textron, Inc. (Aerospace & Defense)	96	4,863
The AES Corp. (Independent Power and Renewable Electricity Producers)	272	4,918
The Allstate Corp. (Insurance)	136	12,808
The Bank of New York Mellon Corp. (Capital Markets)	361	18,205
The Boeing Co. (Aerospace & Defense)	216	82,388
The Charles Schwab Corp. (Capital Markets)	488	20,867
The Clorox Co. (Household Products)	53	8,504
The Coca-Cola Co. (Beverages)	1,582	74,133
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	20	5,923
The Estee Lauder Cos., Inc. - Class A (Personal Products)	90	14,899
The Gap, Inc. (Specialty Retail)	88	2,304
The Goldman Sachs Group, Inc. (Capital Markets)	141	27,071
The Hershey Co. (Food Products)	57	6,545
The Home Depot, Inc. (Specialty Retail)	464	89,036
The Interpublic Group of Cos., Inc. (Media)	158	3,320
The JM Smucker Co. - Class A (Food Products)	47	5,476
The Kraft Heinz Co. (Food Products)	256	8,358
The Kroger Co. (Food & Staples Retailing)	328	8,069
The Macerich Co. (Equity Real Estate Investment Trusts)	44	1,907
The Mosaic Co. (Chemicals)	146	3,987
The Nasdaq OMX Group, Inc. (Capital Markets)	48	4,200
The Procter & Gamble Co. (Household Products)	1,029	107,068
The Progressive Corp. (Insurance)	240	17,302
The Sherwin-Williams Co. (Chemicals)	34	14,644
The Southern Co. (Electric Utilities)	425	21,964
The TJX Cos., Inc. (Specialty Retail)	509	27,084
The Travelers Cos., Inc. (Insurance)	108	14,813
The Walt Disney Co. (Entertainment)	720	79,936
The Western Union Co. (IT Services)	179	3,306
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	498	14,303
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	166	45,437
Tiffany & Co. (Specialty Retail)	45	4,750
Torchmark Corp. (Insurance)	42	3,442
Total System Services, Inc. (IT Services)	67	6,366
Tractor Supply Co. (Specialty Retail)	50	4,888
TransDigm Group, Inc.* (Aerospace & Defense)	20	9,080
TripAdvisor, Inc.* (Interactive Media & Services)	42	2,161
Twitter, Inc.* (Interactive Media & Services)	300	9,864
Tyson Foods, Inc. - Class A (Food Products)	121	8,401
U.S. Bancorp (Banks)	619	29,830
UDR, Inc. (Equity Real Estate Investment Trusts)	113	5,137
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	23	8,021
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	77	1,628
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	79	1,491
Union Pacific Corp. (Road & Rail)	297	49,658
United Continental Holdings, Inc.* (Airlines)	92	7,340
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	286	31,958
United Rentals, Inc.* (Trading Companies & Distributors)	33	3,770
United Technologies Corp. (Aerospace & Defense)	333	42,920
UnitedHealth Group, Inc. (Health Care Providers & Services)	395	97,667
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	34	4,548
Unum Group (Insurance)	88	2,977
V.F. Corp. (Textiles, Apparel & Luxury Goods)	133	11,559
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	172	14,591
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	37	5,244
Ventas, Inc. (Equity Real Estate Investment Trusts)	146	9,316
VeriSign, Inc.* (IT Services)	43	7,807
Verisk Analytics, Inc. - Class A (Professional Services)	67	8,910
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,699	100,462
Vertex Pharmaceuticals, Inc.* (Biotechnology)	105	19,315
Viacom, Inc. - Class B (Entertainment)	145	4,070
Visa, Inc. - Class A (IT Services)	720	112,456
Vornado Realty Trust (Equity Real Estate Investment Trusts)	71	4,788
Vulcan Materials Co. (Construction Materials)	54	6,393
W.W. Grainger, Inc. (Trading Companies & Distributors)	19	5,718
Wabtec Corp. (Machinery)	55	4,055
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	330	20,879

	Shares	Value
Common Stocks, continued
Wal-Mart Stores, Inc. (Food & Staples Retailing)	585	$57,056
Waste Management, Inc. (Commercial Services & Supplies)	160	16,625
Waters Corp.* (Life Sciences Tools & Services)	29	7,300
WEC Energy Group, Inc. (Multi-Utilities)	130	10,280
WellCare Health Plans, Inc.* (Health Care Providers & Services)	21	5,665
Wells Fargo & Co. (Banks)	1,684	81,371
Welltower, Inc. (Equity Real Estate Investment Trusts)	159	12,338
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	120	5,767
WestRock Co. (Containers & Packaging)	105	4,027
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	307	8,086
Whirlpool Corp. (Household Durables)	26	3,455
Willis Towers Watson PLC (Insurance)	53	9,309
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	40	4,773
Xcel Energy, Inc. (Electric Utilities)	211	11,860
Xerox Corp. (Technology Hardware, Storage & Peripherals)	82	2,622
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	104	13,186
Xylem, Inc. (Machinery)	74	5,849
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	126	12,576
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	84	10,727
Zions Bancorp (Banks)	77	3,497
Zoetis, Inc. (Pharmaceuticals)	197	19,832
TOTAL COMMON STOCKS (Cost $5,169,763)		9,711,431

	Principal Amount	Value
Repurchase Agreements(c)(d) (15.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $4,304,844	$4,304,000	$4,304,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,304,000)		4,304,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(e)	161	$161
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(e)	1,719	1,719
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,880)		1,880

TOTAL INVESTMENT SECURITIES (Cost $9,475,643) - 49.9%		14,017,311
Net other assets (liabilities) - 50.1%(f)		14,063,836

NET ASSETS - 100.0%		$28,081,147

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $1,840.

(b)                   Number of shares is less than 0.50

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $3,388,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

(f)                     Amount includes $13,683,003 of net receivable for capital shares issued.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	24	6/24/19	$3,405,600	$73,452

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/29/19	2.97%	$17,630,209	$85,720
SPDR S&P 500 ETF	Goldman Sachs International	4/29/19	2.87%	18,564,980	93,419
				$36,195,189	$179,139

S&P 500	UBS AG	4/29/19	2.92%	$5,740,570	$59,036
SPDR S&P 500 ETF	UBS AG	4/29/19	2.52%	1,132,457	11,186
				$6,873,027	$70,222
				$43,068,216	$249,361

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$249,890	1.0%
Air Freight & Logistics	60,178	0.2%
Airlines	39,171	0.1%
Auto Components	11,770	NM
Automobiles	36,460	0.1%
Banks	520,086	1.9%
Beverages	173,858	0.5%
Biotechnology	229,199	0.8%
Building Products	28,001	0.1%
Capital Markets	254,995	0.9%
Chemicals	191,463	0.7%
Commercial Services & Supplies	38,421	0.1%
Communications Equipment	121,285	0.4%
Construction & Engineering	7,896	NM
Construction Materials	11,624	NM
Consumer Finance	64,913	0.2%
Containers & Packaging	30,367	0.1%
Distributors	10,383	NM
Diversified Consumer Services	2,035	NM
Diversified Financial Services	162,741	0.6%
Diversified Telecommunication Services	199,073	0.7%
Electric Utilities	193,874	0.8%
Electrical Equipment	47,654	0.2%
Electronic Equipment, Instruments & Components	45,187	0.2%
Energy Equipment & Services	52,028	0.2%
Entertainment	179,419	0.6%
Equity Real Estate Investment Trusts	293,519	1.1%
Food & Staples Retailing	142,782	0.5%
Food Products	112,543	0.4%
Gas Utilities	4,941	NM
Health Care Equipment & Supplies	341,099	1.2%
Health Care Providers & Services	268,425	1.0%
Health Care Technology	7,609	NM
Hotels, Restaurants & Leisure	179,756	0.6%
Household Durables	30,182	0.1%
Household Products	164,623	0.6%
Independent Power and Renewable Electricity Producers	9,845	NM
Industrial Conglomerates	147,379	0.5%
Insurance	228,185	0.8%
Interactive Media & Services	468,142	1.7%
Internet & Direct Marketing Retail	354,741	1.4%
IT Services	498,288	1.8%
Leisure Products	5,927	NM
Life Sciences Tools & Services	102,921	0.4%
Machinery	153,010	0.5%
Media	134,496	0.5%
Metals & Mining	22,868	0.1%
Multiline Retail	50,224	0.2%
Multi-Utilities	107,267	0.4%
Oil, Gas & Consumable Fuels	474,850	1.7%
Personal Products	17,027	0.1%
Pharmaceuticals	465,953	1.6%
Professional Services	29,587	0.1%
Real Estate Management & Development	6,330	NM
Road & Rail	102,601	0.4%
Semiconductors & Semiconductor Equipment	378,127	1.3%
Software	623,995	2.2%
Specialty Retail	230,950	0.8%
Technology Hardware, Storage & Peripherals	391,372	1.4%
Textiles, Apparel & Luxury Goods	74,344	0.3%
Tobacco	100,760	0.4%
Trading Companies & Distributors	17,077	0.1%
Water Utilities	7,715	NM
Other**	18,369,716	65.4%
Total	$28,081,147	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (62.3%)
Aaron’s, Inc. (Specialty Retail)	486	$25,564
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	639	18,729
ACI Worldwide, Inc.* (Software)	839	27,578
Acuity Brands, Inc. (Electrical Equipment)	288	34,563
Adient PLC (Auto Components)	629	8,152
Adtalem Global Education, Inc.* (Diversified Consumer Services)	418	19,362
AECOM Technology Corp.* (Construction & Engineering)	1,128	33,467
AGCO Corp. (Machinery)	464	32,271
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	491	12,491
Alleghany Corp.* (Insurance)	105	64,301
Allegheny Technologies, Inc.* (Metals & Mining)	908	23,218
ALLETE, Inc. (Electric Utilities)	372	30,590
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,238	11,811
AMC Networks, Inc.* - Class A (Media)	323	18,333
Amedisys, Inc.* (Health Care Providers & Services)	210	25,885
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	990	47,104
American Eagle Outfitters, Inc. (Specialty Retail)	1,211	26,848
American Financial Group, Inc. (Insurance)	510	49,067
Apergy Corp.* (Energy Equipment & Services)	559	22,952
AptarGroup, Inc. (Containers & Packaging)	455	48,407
Aqua America, Inc. (Water Utilities)	1,287	46,898
ARRIS International PLC* (Communications Equipment)	1,183	37,395
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	614	47,315
ASGN, Inc.* (Professional Services)	380	24,126
Ashland Global Holdings, Inc. (Chemicals)	452	35,315
Associated Banc-Corp. (Banks)	1,188	25,364
AutoNation, Inc.* (Specialty Retail)	417	14,895
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	343	14,639
Avis Budget Group, Inc.* (Road & Rail)	460	16,036
Avnet, Inc. (Electronic Equipment, Instruments & Components)	784	34,002
BancorpSouth Bank (Banks)	656	18,512
Bank of Hawaii Corp. (Banks)	298	23,503
Bank OZK (Banks)	874	25,329
Bed Bath & Beyond, Inc. (Specialty Retail)	993	16,871
Belden, Inc. (Electronic Equipment, Instruments & Components)	285	15,305
Bemis Co., Inc. (Containers & Packaging)	659	36,561
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	146	44,629
Bio-Techne Corp. (Life Sciences Tools & Services)	273	54,204
Black Hills Corp. (Multi-Utilities)	390	28,887
Blackbaud, Inc. (Software)	351	27,985
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	577	15,787
Brinker International, Inc. (Hotels, Restaurants & Leisure)	271	12,027
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,158	39,642
Brown & Brown, Inc. (Insurance)	1,678	49,518
Brunswick Corp. (Leisure Products)	629	31,658
Cable One, Inc. (Media)	36	35,331
Cabot Corp. (Chemicals)	430	17,901
CACI International, Inc.* - Class A (IT Services)	180	32,764
Caesars Entertainment Corp.* (Hotels, Restaurants & Leisure)	4,213	36,611
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,647	12,435
Camden Property Trust (Equity Real Estate Investment Trusts)	698	70,848
Cantel Medical Corp. (Health Care Equipment & Supplies)	262	17,525
Carlisle Cos., Inc. (Industrial Conglomerates)	414	50,765
Carpenter Technology Corp. (Metals & Mining)	342	15,681
Cars.com, Inc.* (Interactive Media & Services)	448	10,214
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	329	33,160
Casey’s General Stores, Inc. (Food & Staples Retailing)	265	34,124
Catalent, Inc.* (Pharmaceuticals)	1,052	42,701
Cathay General Bancorp, Inc. (Banks)	553	18,752
CDK Global, Inc. (Software)	901	52,997
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	348	50,547
Chemed Corp. (Health Care Providers & Services)	115	36,808
Chemical Financial Corp. (Banks)	517	21,280
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	7,546	23,393
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	256	23,107
Ciena Corp.* (Communications Equipment)	1,040	38,834
Cinemark Holdings, Inc. (Entertainment)	770	30,792
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	427	17,964
Clean Harbors, Inc.* (Commercial Services & Supplies)	367	26,252
CNO Financial Group, Inc. (Insurance)	1,161	18,785
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,434	15,444
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,234	62,761
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	176	24,943
Colfax Corp.* (Machinery)	687	20,390
Commerce Bancshares, Inc. (Banks)	713	41,396
Commercial Metals Co. (Metals & Mining)	850	14,518
CommVault Systems, Inc.* (Software)	279	18,062

	Shares	Value
Common Stocks, continued
Compass Minerals International, Inc. (Metals & Mining)	245	$13,321
Core Laboratories N.V. (Energy Equipment & Services)	320	22,058
Corecivic, Inc. (Equity Real Estate Investment Trusts)	858	16,688
CoreLogic, Inc.* (IT Services)	579	21,574
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	265	28,360
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	797	21,758
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,038	29,347
Covetrus, Inc.* (Health Care Providers & Services)	691	22,008
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	174	28,120
Crane Co. (Machinery)	367	31,056
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	746	42,686
Cullen/Frost Bankers, Inc. (Banks)	455	44,166
Curtiss-Wright Corp. (Aerospace & Defense)	309	35,022
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,629	39,225
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	782	41,008
Dana Holding Corp. (Auto Components)	1,036	18,379
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	211	31,015
Delphi Technologies PLC (Auto Components)	639	12,307
Deluxe Corp. (Commercial Services & Supplies)	316	13,816
Dick’s Sporting Goods, Inc. (Specialty Retail)	533	19,620
Dillard’s, Inc. - Class A (Multiline Retail)(a)	134	9,651
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	297	76,655
Domtar Corp. (Paper & Forest Products)	455	22,591
Donaldson Co., Inc. (Machinery)	924	46,255
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,169	47,251
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	597	44,835
Dycom Industries, Inc.* (Construction & Engineering)	227	10,428
Eagle Materials, Inc. (Construction Materials)	332	27,988
East West Bancorp, Inc. (Banks)	1,048	50,272
Eaton Vance Corp. (Capital Markets)	832	33,538
Edgewell Personal Care Co.* (Personal Products)	391	17,161
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	470	21,944
EMCOR Group, Inc. (Construction & Engineering)	405	29,597
Encompass Health Corp. (Health Care Providers & Services)	713	41,639
Energizer Holdings, Inc. (Household Products)	459	20,623
EnerSys (Electrical Equipment)	311	20,265
Ensco PLCADR - Class A (Energy Equipment & Services)	3,160	12,419
EPR Properties (Equity Real Estate Investment Trusts)	541	41,603
EQT Corp. (Oil, Gas & Consumable Fuels)	1,841	38,182
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,470	32,017
Evercore Partners, Inc. - Class A (Capital Markets)	296	26,936
Exelixis, Inc.* (Biotechnology)	2,169	51,622
F.N.B. Corp. (Banks)	2,346	24,868
FactSet Research Systems, Inc. (Capital Markets)	275	68,274
Fair Isaac Corp.* (Software)	210	57,042
Federated Investors, Inc. - Class B (Capital Markets)	692	20,283
First American Financial Corp. (Insurance)	806	41,509
First Financial Bankshares, Inc. (Banks)	490	28,312
First Horizon National Corp. (Banks)	2,300	32,154
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	915	32,354
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	546	28,851
Five Below, Inc.* (Specialty Retail)	403	50,073
Flowers Foods, Inc. (Food Products)	1,326	28,270
Fulton Financial Corp. (Banks)	1,228	19,009
GATX Corp. (Trading Companies & Distributors)	264	20,162
Genesee & Wyoming, Inc.* - Class A (Road & Rail)	407	35,466
Gentex Corp. (Auto Components)	1,873	38,733
Genworth Financial, Inc.* - Class A (Insurance)	3,619	13,861
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	550	27,176
Graco, Inc. (Machinery)	1,195	59,175
Graham Holdings Co. - Class B (Diversified Consumer Services)	31	21,178
Granite Construction, Inc. (Construction & Engineering)	337	14,542
Green Dot Corp.* - Class A (Consumer Finance)	344	20,864
Greif, Inc. - Class A (Containers & Packaging)	190	7,838
Haemonetics Corp.* (Health Care Equipment & Supplies)	369	32,280
Hancock Holding Co. (Banks)	619	25,008
Hawaiian Electric Industries, Inc. (Electric Utilities)	787	32,086
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	905	29,060
Healthcare Services Group, Inc. (Commercial Services & Supplies)	533	17,584
HealthEquity, Inc.* (Health Care Providers & Services)	392	29,000
Helen of Troy, Ltd.* (Household Durables)	185	21,453
Herman Miller, Inc. (Commercial Services & Supplies)	426	14,987
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	748	34,991
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	482	51,025
HNI Corp. (Commercial Services & Supplies)	314	11,395

	Shares	Value
Common Stocks, continued
Home BancShares, Inc. (Banks)	1,122	$19,714
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,188	31,256
Hubbell, Inc. (Electrical Equipment)	395	46,601
ICU Medical, Inc.* (Health Care Equipment & Supplies)	120	28,720
IDACORP, Inc. (Electric Utilities)	364	36,233
IDEX Corp. (Machinery)	548	83,153
Ingevity Corp.* (Chemicals)	301	31,789
Ingredion, Inc. (Food Products)	482	45,641
Inogen, Inc.* (Health Care Equipment & Supplies)	129	12,303
Insperity, Inc. (Professional Services)	269	33,265
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	511	28,473
Interactive Brokers Group, Inc. - Class A (Capital Markets)	543	28,171
InterDigital, Inc. (Communications Equipment)	236	15,571
International Bancshares Corp. (Banks)	394	14,984
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	172	7,504
ITT, Inc. (Machinery)	632	36,656
j2 Global, Inc. (Software)	335	29,011
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,017	27,042
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	186	15,077
Janus Henderson Group PLC (Capital Markets)	1,192	29,776
JBG Smith Properties (Equity Real Estate Investment Trusts)	797	32,956
JetBlue Airways Corp.* (Airlines)	2,215	36,237
John Wiley & Sons, Inc. - Class A (Media)	327	14,460
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	330	50,879
KB Home (Household Durables)	612	14,792
KBR, Inc. (Construction & Engineering)	1,019	19,453
Kemper Corp. (Insurance)	440	33,502
Kennametal, Inc. (Machinery)	594	21,830
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	730	55,451
Kirby Corp.* (Marine)	389	29,218
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	900	29,412
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	615	48,745
Lancaster Colony Corp. (Food Products)	141	22,093
Landstar System, Inc. (Road & Rail)	290	31,723
Legg Mason, Inc. (Capital Markets)	618	16,915
Leidos Holdings, Inc. (IT Services)	1,056	67,678
LendingTree, Inc.* (Thrifts & Mortgage Finance)	54	18,984
Lennox International, Inc. (Building Products)	259	68,479
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,069	51,761
Life Storage, Inc. (Equity Real Estate Investment Trusts)	337	32,780
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	148	18,605
Lincoln Electric Holdings, Inc. (Machinery)	457	38,329
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	179	32,664
LivaNova PLC* (Health Care Equipment & Supplies)	352	34,232
Live Nation Entertainment, Inc.* (Entertainment)	999	63,477
LiveRamp Holdings, Inc.* (IT Services)	493	26,903
LogMeIn, Inc. (Software)	367	29,397
Louisiana-Pacific Corp. (Paper & Forest Products)	978	23,843
Lumentum Holdings, Inc.* (Communications Equipment)	550	31,097
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	653	14,497
Mallinckrodt PLC* (Pharmaceuticals)	603	13,109
Manhattan Associates, Inc.* (Software)	470	25,902
ManpowerGroup, Inc. (Professional Services)	436	36,053
MarketAxess Holdings, Inc. (Capital Markets)	272	66,934
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	284	26,554
Masimo Corp.* (Health Care Equipment & Supplies)	353	48,813
MasTec, Inc.* (Construction & Engineering)	445	21,405
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	749	14,478
MAXIMUS, Inc. (IT Services)	461	32,722
McDermott International, Inc.* (Energy Equipment & Services)	1,306	9,717
MDU Resources Group, Inc. (Multi-Utilities)	1,417	36,602
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,753	50,958
Medidata Solutions, Inc.* (Health Care Technology)	450	32,958
MEDNAX, Inc.* (Health Care Providers & Services)	635	17,253
Mercury General Corp. (Insurance)	196	9,814
Meredith Corp. (Media)	289	15,970
Minerals Technologies, Inc. (Chemicals)	255	14,991
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	392	36,476
Molina Healthcare, Inc.* (Health Care Providers & Services)	451	64,025
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	285	38,615
MSA Safety, Inc. (Commercial Services & Supplies)	253	26,160
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	326	26,963
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,176	34,457
Murphy USA, Inc.* (Specialty Retail)	217	18,580
National Fuel Gas Co. (Gas Utilities)	623	37,978
National Instruments Corp. (Electronic Equipment, Instruments & Components)	812	36,020
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,168	64,696
Navient Corp. (Consumer Finance)	1,573	18,200
NCR Corp.* (Technology Hardware, Storage & Peripherals)	860	23,469

	Shares	Value
Common Stocks, continued
NetScout Systems, Inc.* (Communications Equipment)	506	$14,203
New Jersey Resources Corp. (Gas Utilities)	642	31,965
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,377	39,072
NewMarket Corp. (Chemicals)	63	27,314
Nordson Corp. (Machinery)	373	49,430
NorthWestern Corp. (Multi-Utilities)	364	25,629
NOW, Inc.* (Trading Companies & Distributors)	784	10,945
Nu Skin Enterprises, Inc. - Class A (Personal Products)	400	19,144
NuVasive, Inc.* (Health Care Equipment & Supplies)	373	21,183
nVent Electric PLC (Electrical Equipment)	1,165	31,432
NVR, Inc.* (Household Durables)	25	69,175
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,953	11,796
Oceaneering International, Inc.* (Energy Equipment & Services)	714	11,260
OGE Energy Corp. (Electric Utilities)	1,444	62,264
Old Dominion Freight Line, Inc. (Road & Rail)	469	67,718
Old Republic International Corp. (Insurance)	2,057	43,032
Olin Corp. (Chemicals)	1,192	27,583
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	373	31,828
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,476	56,309
ONE Gas, Inc. (Gas Utilities)	380	33,831
Oshkosh Corp. (Machinery)	506	38,016
Owens-Illinois, Inc. (Containers & Packaging)	1,110	21,068
PacWest Bancorp (Banks)	873	32,834
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)(a)	163	8,631
Patterson Cos., Inc. (Health Care Providers & Services)	597	13,044
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,544	21,647
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	866	26,967
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	943	29,290
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	768	15,437
Perspecta, Inc. (IT Services)	1,017	20,564
Pinnacle Financial Partners, Inc. (Banks)	527	28,827
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,360	9,343
Plantronics, Inc. (Communications Equipment)	237	10,928
PNM Resources, Inc. (Electric Utilities)	576	27,268
Polaris Industries, Inc. (Leisure Products)	414	34,954
PolyOne Corp. (Chemicals)	562	16,472
Pool Corp. (Distributors)	285	47,016
Post Holdings, Inc.* (Food Products)	481	52,622
Potlatch Corp. (Equity Real Estate Investment Trusts)	490	18,517
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	426	46,984
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	374	11,186
Primerica, Inc. (Insurance)	308	37,622
Prosperity Bancshares, Inc. (Banks)	479	33,080
PTC, Inc.* (Software)	772	71,163
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,708	13,305
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,500	16,860
Rayonier, Inc. (Equity Real Estate Investment Trusts)	936	29,503
Realogy Holdings Corp. (Real Estate Management & Development)	820	9,348
Regal Beloit Corp. (Electrical Equipment)	309	25,298
Reinsurance Group of America, Inc. (Insurance)	454	64,458
Reliance Steel & Aluminum Co. (Metals & Mining)	485	43,776
RenaissanceRe Holdings, Ltd. (Insurance)	305	43,768
Resideo Technologies, Inc.* (Building Products)	889	17,149
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	920	9,927
Royal Gold, Inc. (Metals & Mining)	473	43,010
RPM International, Inc. (Chemicals)	951	55,195
Ryder System, Inc. (Road & Rail)	384	23,804
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,289	25,097
Sabre Corp. (IT Services)	1,990	42,566
Sally Beauty Holdings, Inc.* (Specialty Retail)	871	16,035
Sanderson Farms, Inc. (Food Products)	141	18,589
Science Applications International Corp. (IT Services)	368	28,318
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	400	8,168
SEI Investments Co. (Capital Markets)	933	48,749
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,718	20,238
Sensient Technologies Corp. (Chemicals)	306	20,744
Service Corp. International (Diversified Consumer Services)	1,310	52,596
Signature Bank (Banks)	398	50,971
Signet Jewelers, Ltd. (Specialty Retail)	375	10,185
Silgan Holdings, Inc. (Containers & Packaging)	559	16,563
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	311	25,147
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	516	25,465
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	964	32,400
SLM Corp. (Consumer Finance)	3,156	31,275
SM Energy Co. (Oil, Gas & Consumable Fuels)	746	13,048
Sonoco Products Co. (Containers & Packaging)	722	44,425
Sotheby’s* - Class A (Diversified Consumer Services)	238	8,985
Southwest Gas Corp. (Gas Utilities)	384	31,588
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,912	18,347

	Shares	Value
Common Stocks, continued
Spire, Inc. (Gas Utilities)	367	$30,200
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	897	19,321
Steel Dynamics, Inc. (Metals & Mining)	1,659	58,512
Stericycle, Inc.* (Commercial Services & Supplies)	616	33,522
STERIS PLC (Health Care Equipment & Supplies)	611	78,226
Sterling Bancorp (Banks)	1,537	28,634
Stifel Financial Corp. (Capital Markets)	519	27,382
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	249	9,898
Syneos Health, Inc.* (Life Sciences Tools & Services)	440	22,774
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	300	28,617
Synovus Financial Corp. (Banks)	1,150	39,514
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	679	14,245
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	442	23,373
TCF Financial Corp. (Banks)	1,185	24,518
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	270	27,651
TEGNA, Inc. (Media)	1,559	21,982
Teledyne Technologies, Inc.* (Aerospace & Defense)	262	62,097
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	677	20,804
Tempur Sealy International, Inc.* (Household Durables)	332	19,146
Tenet Healthcare Corp.* (Health Care Providers & Services)	601	17,333
Teradata Corp.* (IT Services)	848	37,015
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,255	49,998
Terex Corp. (Machinery)	448	14,394
Texas Capital Bancshares, Inc.* (Banks)	363	19,816
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	482	29,976
The Boston Beer Co., Inc.* - Class A (Beverages)	63	18,568
The Brink’s Co. (Commercial Services & Supplies)	359	27,072
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	301	14,725
The Chemours Co. (Chemicals)	1,207	44,852
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	872	16,742
The Goodyear Tire & Rubber Co. (Auto Components)	1,678	30,456
The Hain Celestial Group, Inc.* (Food Products)	647	14,959
The Hanover Insurance Group, Inc. (Insurance)	293	33,452
The Michaels Cos., Inc.* (Specialty Retail)	650	7,423
The New York Times Co. - Class A (Media)	1,026	33,704
The Scotts Miracle-Gro Co. - Class A (Chemicals)	284	22,317
The Timken Co. (Machinery)	493	21,505
The Toro Co. (Machinery)	767	52,800
The Ultimate Software Group, Inc.* (Software)	229	75,600
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,314	23,507
Thor Industries, Inc. (Automobiles)	378	23,576
Toll Brothers, Inc. (Household Durables)	969	35,078
Tootsie Roll Industries, Inc. (Food Products)	139	5,158
Transocean, Ltd.* (Energy Equipment & Services)	3,659	31,869
TreeHouse Foods, Inc.* (Food Products)	405	26,143
Trex Co., Inc.* (Building Products)	426	26,208
TRI Pointe Group, Inc.* (Household Durables)	1,025	12,956
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,818	73,447
Trinity Industries, Inc. (Machinery)	964	20,948
Trustmark Corp. (Banks)	471	15,840
Tupperware Brands Corp. (Household Durables)	352	9,004
Tyler Technologies, Inc.* (Software)	277	56,619
UGI Corp. (Gas Utilities)	1,256	69,609
UMB Financial Corp. (Banks)	319	20,429
Umpqua Holdings Corp. (Banks)	1,592	26,268
United Bankshares, Inc. (Banks)	738	26,745
United States Steel Corp. (Metals & Mining)	1,252	24,401
United Therapeutics Corp.* (Biotechnology)	316	37,089
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,293	14,469
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	306	46,772
Urban Edge Properties (Equity Real Estate Investment Trusts)	826	15,694
Urban Outfitters, Inc.* (Specialty Retail)	544	16,124
Valley National Bancorp (Banks)	2,399	22,982
Valmont Industries, Inc. (Construction & Engineering)	159	20,686
Valvoline, Inc. (Chemicals)	1,360	25,242
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	788	39,644
ViaSat, Inc.* (Communications Equipment)	411	31,853
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	955	17,639
Visteon Corp.* (Auto Components)	204	13,739
W.R. Berkley Corp. (Insurance)	697	59,050
Washington Federal, Inc. (Thrifts & Mortgage Finance)	586	16,930
Watsco, Inc. (Trading Companies & Distributors)	232	33,225
Webster Financial Corp. (Banks)	667	33,797
Weight Watchers International, Inc.* (Diversified Consumer Services)	281	5,662
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	864	25,376
Werner Enterprises, Inc. (Road & Rail)	316	10,791
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	536	59,066
WEX, Inc.* (IT Services)	311	59,709
Williams-Sonoma, Inc. (Specialty Retail)	579	32,580
Wintrust Financial Corp. (Banks)	408	27,471
Woodward, Inc. (Machinery)	404	38,336

	Shares	Value
Common Stocks, continued
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	485	$14,012
World Wrestling Entertainment, Inc. - Class A (Entertainment)	316	27,422
Worthington Industries, Inc. (Metals & Mining)	284	10,599
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,856	37,442
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	683	27,655
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	707	35,343
XPO Logistics, Inc.* (Air Freight & Logistics)(a)	789	42,401
Yelp, Inc.* (Interactive Media & Services)	545	18,803
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	389	81,506
TOTAL COMMON STOCKS (Cost $7,713,581)		12,082,784

	Principal Amount	Value
Repurchase Agreements(b)(c) (74.1%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $14,396,823	$14,394,000	$14,394,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,394,000)		14,394,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(d)	3,812	$3,812
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(d)	40,621	40,621
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $44,433)		44,433

TOTAL INVESTMENT SECURITIES (Cost $22,152,014) - 136.6%		26,521,217
Net other assets (liabilities) - (36.6)%		(7,107,762)

NET ASSETS - 100.0%		$19,413,455

*                           Non-income producing security.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $43,869.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $4,643,000.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	18	6/24/19	$3,423,060	$25,974

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/29/19	2.87%	$7,433,314	$168,251
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/29/19	2.62%	3,321,135	136,154
				$10,754,449	$304,405

S&P MidCap 400	UBS AG	4/29/19	2.87%	$7,526,678	$85,664
SPDR S&P MidCap 400 ETF	UBS AG	4/29/19	2.72%	5,005,177	59,528
				$12,531,855	$145,192
				$23,286,304	$449,597

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$97,119	0.5%
Air Freight & Logistics	42,401	0.2%
Airlines	36,237	0.2%
Auto Components	121,766	0.6%
Automobiles	23,576	0.1%
Banks	864,349	4.4%
Beverages	18,568	0.1%
Biotechnology	107,316	0.6%
Building Products	111,836	0.6%
Capital Markets	366,958	1.9%
Chemicals	339,715	1.8%
Commercial Services & Supplies	180,131	0.9%
Communications Equipment	179,881	0.9%
Construction & Engineering	149,578	0.8%
Construction Materials	27,988	0.1%
Consumer Finance	70,339	0.4%
Containers & Packaging	174,862	0.9%
Distributors	47,016	0.2%
Diversified Consumer Services	107,783	0.6%
Electric Utilities	188,441	1.0%
Electrical Equipment	158,159	0.8%
Electronic Equipment, Instruments & Components	508,912	2.7%
Energy Equipment & Services	141,849	0.7%
Entertainment	121,691	0.6%
Equity Real Estate Investment Trusts	1,164,458	6.0%
Food & Staples Retailing	53,445	0.3%
Food Products	213,475	1.1%
Gas Utilities	235,171	1.2%
Health Care Equipment & Supplies	453,661	2.4%
Health Care Providers & Services	285,724	1.5%
Health Care Technology	44,769	0.2%
Hotels, Restaurants & Leisure	497,128	2.7%
Household Durables	181,604	0.9%
Household Products	20,623	0.1%
Industrial Conglomerates	50,765	0.3%
Insurance	561,739	2.9%
Interactive Media & Services	29,017	0.1%
IT Services	369,813	1.9%
Leisure Products	66,612	0.3%
Life Sciences Tools & Services	219,138	1.1%
Machinery	604,544	3.0%
Marine	29,218	0.2%
Media	139,780	0.8%
Metals & Mining	247,036	1.3%
Multiline Retail	41,479	0.2%
Multi-Utilities	91,118	0.5%
Oil, Gas & Consumable Fuels	322,183	1.7%
Paper & Forest Products	46,434	0.2%
Personal Products	36,305	0.2%
Pharmaceuticals	66,996	0.3%
Professional Services	93,444	0.5%
Real Estate Management & Development	60,227	0.3%
Road & Rail	214,950	1.1%
Semiconductors & Semiconductor Equipment	375,276	1.9%
Software	471,356	2.4%
Specialty Retail	254,798	1.3%
Technology Hardware, Storage & Peripherals	23,469	0.1%
Textiles, Apparel & Luxury Goods	96,575	0.5%
Thrifts & Mortgage Finance	74,986	0.4%
Trading Companies & Distributors	91,295	0.5%
Water Utilities	46,898	0.2%
Wireless Telecommunication Services	20,804	0.1%
Other**	7,330,671	37.7%
Total	$19,413,455	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (51.3%)
Activision Blizzard, Inc. (Entertainment)	5,021	$228,607
Adobe Systems, Inc.* (Software)	3,206	854,366
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,608	168,636
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,469	198,579
Align Technology, Inc.* (Health Care Equipment & Supplies)	526	149,558
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,822	2,144,294
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,084	2,445,178
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,910	5,181,982
American Airlines Group, Inc. (Airlines)	2,952	93,756
Amgen, Inc. (Biotechnology)	4,090	777,018
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,421	254,859
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,931	5,305,493
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,240	247,478
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	471	88,572
Autodesk, Inc.* (Software)	1,440	224,381
Automatic Data Processing, Inc. (IT Services)	2,862	457,176
Baidu, Inc.*ADR (Interactive Media & Services)	1,832	302,005
Biogen, Inc.* (Biotechnology)	1,293	305,639
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,172	104,109
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	296	516,492
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,604	783,049
Cadence Design Systems, Inc.* (Software)	1,843	117,049
Celgene Corp.* (Biotechnology)	4,615	435,379
Cerner Corp.* (Health Care Technology)	2,132	121,972
Charter Communications, Inc.* - Class A (Media)	1,481	513,774
Check Point Software Technologies, Ltd.* (Software)	1,027	129,905
Cintas Corp. (Commercial Services & Supplies)	687	138,850
Cisco Systems, Inc. (Communications Equipment)	28,934	1,562,147
Citrix Systems, Inc. (Software)	866	86,306
Cognizant Technology Solutions Corp. (IT Services)	3,780	273,861
Comcast Corp. - Class A (Media)	29,686	1,186,846
Costco Wholesale Corp. (Food & Staples Retailing)	2,895	700,996
CSX Corp. (Road & Rail)	5,361	401,110
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	3,200	139,808
Dollar Tree, Inc.* (Multiline Retail)	1,564	164,283
eBay, Inc. (Internet & Direct Marketing Retail)	6,013	223,323
Electronic Arts, Inc.* (Entertainment)	1,969	200,109
Expedia, Inc. (Internet & Direct Marketing Retail)	883	105,077
Facebook, Inc.* - Class A (Interactive Media & Services)	14,263	2,377,499
Fastenal Co. (Trading Companies & Distributors)	1,881	120,967
Fiserv, Inc.* (IT Services)	2,574	227,233
Fox Corp.* - Class A (Media)	2,318	85,094
Fox Corp.* - Class B (Media)	1,749	62,754
Gilead Sciences, Inc. (Biotechnology)	8,384	545,044
Hasbro, Inc. (Leisure Products)	827	70,312
Henry Schein, Inc.* (Health Care Providers & Services)	995	59,809
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	565	126,334
Illumina, Inc.* (Life Sciences Tools & Services)	966	300,127
Incyte Corp.* (Biotechnology)	1,407	121,016
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,558	1,587,264
Intuit, Inc. (Software)	1,703	445,181
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	753	429,646
J.B. Hunt Transport Services, Inc. (Road & Rail)	715	72,422
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,077	183,222
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	995	118,813
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,003	179,547
Liberty Global PLC* - Class A (Media)	1,344	33,492
Liberty Global PLC* - Class C (Media)	3,461	83,791
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	799	130,932
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,242	280,452
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,797	95,546
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	297	150,796
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,558	129,252
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,368	304,519
Microsoft Corp. (Software)	45,440	5,359,193
Mondelez International, Inc. - Class A (Food Products)	9,492	473,840
Monster Beverage Corp.* (Beverages)	3,570	194,851
Mylan N.V.* (Pharmaceuticals)	3,391	96,101
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,623	112,539
Netease.com, Inc.ADR (Entertainment)	481	116,137
Netflix, Inc.* (Entertainment)	2,870	1,023,328

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,983	$715,187
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,161	191,011
O’Reilly Automotive, Inc.* (Specialty Retail)	515	199,975
PACCAR, Inc. (Machinery)	2,279	155,291
Paychex, Inc. (IT Services)	2,360	189,272
PayPal Holdings, Inc.* (IT Services)	7,711	800,710
PepsiCo, Inc. (Beverages)	9,233	1,131,504
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	7,955	453,674
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	706	289,898
Ross Stores, Inc. (Specialty Retail)	2,436	226,791
Sirius XM Holdings, Inc. (Media)	28,564	161,958
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,144	94,357
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,174	607,655
Symantec Corp. (Software)	4,201	96,581
Synopsys, Inc.* (Software)	984	113,308
Take-Two Interactive Software, Inc.* (Entertainment)	744	70,211
Tesla Motors, Inc.* (Automobiles)	1,135	317,641
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,169	654,346
The Kraft Heinz Co. (Food Products)	8,015	261,690
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,588	386,131
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	136,005
United Continental Holdings, Inc.* (Airlines)	1,753	139,854
VeriSign, Inc.* (IT Services)	787	142,888
Verisk Analytics, Inc. - Class A (Professional Services)	1,075	142,975
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,680	309,036
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,201	392,337
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,911	91,843
Willis Towers Watson PLC (Insurance)	849	149,127
Workday, Inc.* - Class A (Software)	993	191,500
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	707	84,359
Xcel Energy, Inc. (Electric Utilities)	3,380	189,990
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,664	210,979
TOTAL COMMON STOCKS (Cost $14,721,891)		52,327,159

	Principal Amount	Value
Repurchase Agreements(a)(b) (69.4%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $70,771,878	$70,758,000	$70,758,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,758,000)		70,758,000

	Shares	Value
TOTAL INVESTMENT SECURITIES (Cost $85,479,891) - 120.7%		$123,085,159
Net other assets (liabilities) - (20.7)%		(21,097,062)
NET ASSETS - 100.0%		$101,988,097

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $21,357,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

NYS               New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	114	6/24/19	$16,877,130	$599,036

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/29/19	2.77%	$58,249,889	$561,760
Nasdaq-100 Index	Goldman Sachs International	4/29/19	2.97%	26,451,058	709,029
				$84,700,947	$1,270,789

Invesco QQQ Trust, Series 1 ETF	UBS AG	4/29/19	2.92%	$25,130,256	$242,148
Nasdaq-100 Index	UBS AG	4/29/19	2.92%	25,397,448	240,802
				$50,527,704	$482,950
				$135,228,651	$1,753,739

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Airlines	$233,610	0.2%
Automobiles	317,641	0.3%
Beverages	1,326,355	1.3%
Biotechnology	3,085,718	3.0%
Commercial Services & Supplies	138,850	0.1%
Communications Equipment	1,562,147	1.5%
Electric Utilities	189,990	0.2%
Entertainment	1,638,392	1.6%
Food & Staples Retailing	1,093,333	1.1%
Food Products	735,530	0.7%
Health Care Equipment & Supplies	705,538	0.7%
Health Care Providers & Services	59,809	0.1%
Health Care Technology	121,972	0.1%
Hotels, Restaurants & Leisure	972,466	0.9%
Insurance	149,127	0.1%
Interactive Media & Services	7,268,976	7.1%
Internet & Direct Marketing Retail	6,500,700	6.3%
IT Services	2,091,140	2.1%
Leisure Products	70,312	0.1%
Life Sciences Tools & Services	300,127	0.3%
Machinery	155,291	0.2%
Media	2,127,709	2.1%
Multiline Retail	164,283	0.2%
Pharmaceuticals	96,101	0.1%
Professional Services	142,975	0.1%
Road & Rail	473,532	0.5%
Semiconductors & Semiconductor Equipment	6,277,089	6.2%
Software	7,617,770	7.5%
Specialty Retail	562,771	0.6%
Technology Hardware, Storage & Peripherals	5,509,875	5.4%
Textiles, Apparel & Luxury Goods	130,932	0.1%
Trading Companies & Distributors	120,967	0.1%
Wireless Telecommunication Services	386,131	0.4%
Other**	49,660,938	48.7%
Total	$101,988,097	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (113.9%)
Repurchase Agreements with various counterparties, rates 2.28%-2.45%, dated 3/29/19, due 4/1/19, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $5,000) - 113.9%		5,000
Net other assets (liabilities) - (13.9)%		(611)

NET ASSETS - 100.0%		$4,389

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $5,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/29/19	(2.62)%	$(4,962)	$(57)
Dow Jones Industrial Average	UBS AG	4/29/19	(2.62)%	(3,830)	(47)
				$(8,792)	$(104)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (105.3%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $225,044	$225,000	$225,000
TOTAL REPURCHASE AGREEMENTS (Cost $225,000)		225,000

TOTAL INVESTMENT SECURITIES (Cost $225,000) - 105.3%		225,000
Net other assets (liabilities) - (5.3)%		(11,309)

NET ASSETS - 100.0%		$213,691

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $124,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/29/19	(2.72)%	$(274,611)	$(2,771)
Nasdaq-100 Index	UBS AG	4/29/19	(2.57)%	(152,511)	(1,449)
				$(427,122)	$(4,220)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2019 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (33.5%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	222	$4,047
22nd Century Group, Inc.* (Tobacco)(a)	1,073	1,835
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	518	5,574
8x8, Inc.* (Software)	407	8,221
A10 Networks, Inc.* (Software)	407	2,886
AAON, Inc. (Building Products)	185	8,543
AAR Corp. (Aerospace & Defense)	148	4,811
Aaron’s, Inc. (Specialty Retail)	296	15,569
Abeona Therapeutics, Inc.* (Biotechnology)	185	1,362
Abercrombie & Fitch Co. - Class A (Specialty Retail)	296	8,113
ABM Industries, Inc. (Commercial Services & Supplies)	296	10,760
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,110	1,388
Acacia Communications, Inc.* (Communications Equipment)	148	8,488
Acacia Research Corp.* (Professional Services)	518	1,689
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	444	11,921
Acadia Realty Trust (Equity Real Estate Investment Trusts)	370	10,090
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	148	3,111
Acceleron Pharma, Inc.* (Biotechnology)	185	8,615
ACCO Brands Corp. (Commercial Services & Supplies)	518	4,434
Accuray, Inc.* (Health Care Equipment & Supplies)	666	3,177
Achaogen, Inc.* (Biotechnology)	222	101
Achillion Pharmaceuticals, Inc.* (Biotechnology)	999	2,957
ACI Worldwide, Inc.* (Software)	481	15,810
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	185	1,108
Acorda Therapeutics, Inc.* (Biotechnology)	222	2,950
Actuant Corp. - Class A (Machinery)	296	7,214
Acushnet Holdings Corp. (Leisure Products)	185	4,281
Adtalem Global Education, Inc.* (Diversified Consumer Services)	259	11,997
ADTRAN, Inc. (Communications Equipment)	259	3,548
Aduro Biotech, Inc.* (Biotechnology)	407	1,620
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	333	9,324
Advanced Drainage Systems, Inc. (Building Products)	222	5,721
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	185	9,191
AdvanSix, Inc.* (Chemicals)	148	4,228
Adverum Biotechnologies, Inc.* (Biotechnology)	444	2,327
Aegion Corp.* (Construction & Engineering)	185	3,250
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	148	7,030
Aerohive Networks, Inc.* (Communications Equipment)	444	2,011
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	296	10,517
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,115
Agenus, Inc.* (Biotechnology)	851	2,527
AgeX Therapeutics, Inc.* (Biotechnology)	74	300
Agree Realty Corp. (Equity Real Estate Investment Trusts)	148	10,262
AgroFresh Solutions, Inc.* (Chemicals)	296	989
Aimmune Therapeutics, Inc.* (Biotechnology)	222	4,962
Air Transport Services Group, Inc.* (Air Freight & Logistics)	296	6,823
Aircastle, Ltd. (Trading Companies & Distributors)	259	5,242
AK Steel Holding Corp.* (Metals & Mining)	1,480	4,070
Akebia Therapeutics, Inc.* (Biotechnology)	333	2,727
Akorn, Inc.* (Pharmaceuticals)	444	1,563
Alarm.com Holdings, Inc.* (Software)	148	9,605
Albany International Corp. - Class A (Machinery)	148	10,595
Alder Biopharmaceuticals, Inc.* (Biotechnology)	296	4,040
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	333	8,472
Allegheny Technologies, Inc.* (Metals & Mining)	518	13,246
ALLETE, Inc. (Electric Utilities)	222	18,255
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	777	7,413
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	555	147
Altair Engineering, Inc.* - Class A (Software)	148	5,448
Alteryx, Inc.* (Software)	148	12,413
Altra Industrial Motion Corp. (Machinery)	148	4,595
AMAG Pharmaceuticals, Inc.* (Biotechnology)	185	2,383
Ambac Financial Group, Inc.* (Insurance)	222	4,023
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	148	6,394
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	259	3,846
Amedisys, Inc.* (Health Care Providers & Services)	111	13,681
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	185	8,484
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	518	7,413
American Eagle Outfitters, Inc. (Specialty Retail)	666	14,764
American Equity Investment Life Holding Co. (Insurance)	370	9,997

	Shares	Value
Common Stocks, continued
American Outdoor Brands Corp.* (Leisure Products)	296	$2,765
American Software, Inc. - Class A (Software)	185	2,211
American States Water Co. (Water Utilities)	148	10,552
American Vanguard Corp. (Chemicals)	185	3,186
Americold Realty Trust (Equity Real Estate Investment Trusts)	259	7,902
Ameris Bancorp (Banks)	185	6,355
Amicus Therapeutics, Inc.* (Biotechnology)	814	11,070
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	555	4,740
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	185	8,712
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	407	5,767
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	222	4,535
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	624
Amyris, Inc.* (Oil, Gas & Consumable Fuels)(a)	333	696
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	185	4,229
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	148	8,304
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,036	3,139
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	629	2,541
Apellis Pharmaceuticals, Inc.* (Biotechnology)	185	3,608
Apogee Enterprises, Inc. (Building Products)	148	5,549
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	555	10,100
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)(a)	148	2,711
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	8,802
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	740	262
Aratana Therapeutics, Inc.* (Pharmaceuticals)	481	1,732
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	337	4,371
Arbutus BioPharma Corp.* (Biotechnology)	333	1,192
ArcBest Corp. (Road & Rail)	111	3,418
Archrock, Inc. (Energy Equipment & Services)	592	5,790
Ardelyx, Inc.* (Biotechnology)	444	1,243
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	296	1,823
Arena Pharmaceuticals, Inc.* (Biotechnology)	222	9,952
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	185	2,810
Argo Group International Holdings, Ltd. (Insurance)	148	10,458
Arlington Asset Investment Corp. - Class A (Capital Markets)	222	1,767
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	296	1,222
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	259	4,038
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	222	4,336
ArQule, Inc.* (Biotechnology)	629	3,013
Array BioPharma, Inc.* (Biotechnology)	851	20,748
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	444	8,147
Artisan Partners Asset Management, Inc. (Capital Markets)	222	5,588
Ascena Retail Group, Inc.* (Specialty Retail)	962	1,039
ASGN, Inc.* (Professional Services)	222	14,095
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	518	2,461
Assertio Therapeutics, Inc.* (Pharmaceuticals)	407	2,063
AT Home Group, Inc.* (Specialty Retail)	148	2,643
Atara Biotherapeutics, Inc.* (Biotechnology)	185	7,354
Athenex, Inc.* (Biotechnology)	222	2,720
Athersys, Inc.* (Biotechnology)	1,110	1,665
Atkore International Group, Inc.* (Electrical Equipment)	222	4,780
Atlantic Capital Bancshares, Inc.* (Banks)	148	2,639
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	999	2,517
AtriCure, Inc.* (Health Care Equipment & Supplies)	185	4,956
Audentes Therapeutics, Inc.* (Biotechnology)	148	5,775
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	185	7,896
Avaya Holdings Corp.* - Class C (Software)	481	8,095
Aveo Phamaceuticals, Inc.* (Biotechnology)	962	789
Avid Bioservices, Inc.* (Biotechnology)	592	2,516
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	333	2,481
Avis Budget Group, Inc.* (Road & Rail)	296	10,318
Avista Corp. (Multi-Utilities)	259	10,521
AVX Corp. (Electronic Equipment, Instruments & Components)	259	4,491
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	185	3,722
AxoGen, Inc.* (Health Care Equipment & Supplies)	148	3,117
Axon Enterprise, Inc.* (Aerospace & Defense)	222	12,079
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	259	7,501
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	333	1,482
AZZ, Inc. (Electrical Equipment)	111	4,543
B&G Foods, Inc. - Class A (Food Products)(a)	296	7,228
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	703	289
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	148	8,235

	Shares	Value
Common Stocks, continued
Balchem Corp. (Chemicals)	148	$13,733
Banc of California, Inc. (Banks)	222	3,072
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	185	3,685
BancorpSouth Bank (Banks)	407	11,486
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	222	7,965
Banner Corp. (Banks)	148	8,017
Barnes & Noble Education, Inc.* (Specialty Retail)	333	1,399
Barnes & Noble, Inc. (Specialty Retail)	444	2,411
Barnes Group, Inc. (Machinery)	222	11,413
BBX Capital Corp. (Hotels, Restaurants & Leisure)	407	2,409
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	296	9,519
Beazer Homes USA, Inc.* (Household Durables)	222	2,555
Bed Bath & Beyond, Inc. (Specialty Retail)	592	10,058
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	9,935
Bellicum Pharmaceutials, Inc.* (Biotechnology)	333	1,122
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	444	11,069
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	222	5,828
Berkshire Hills Bancorp, Inc. (Banks)	185	5,039
Big Lots, Inc. (Multiline Retail)	185	7,034
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	592	4,819
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	148	7,618
BioScrip, Inc.* (Health Care Providers & Services)	962	1,924
BioTelemetry, Inc.* (Health Care Providers & Services)	148	9,268
BioTime, Inc. (Biotechnology)(a)	925	1,212
Black Hills Corp. (Multi-Utilities)	222	16,443
Blackbaud, Inc. (Software)	185	14,750
Blackline, Inc.* (Software)	148	6,855
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	444	15,344
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	370	7,567
Blucora, Inc.* (Capital Markets)	222	7,410
Blueprint Medicines Corp.* (Biotechnology)	185	14,809
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	333	5,884
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	222	5,168
Boise Cascade Co. (Paper & Forest Products)	185	4,951
Boston Private Financial Holdings, Inc. (Banks)	407	4,461
Bottomline Technologies, Inc.* (Software)	185	9,267
Box, Inc.* - Class A (Software)	555	10,717
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	370	10,123
Brady Corp. - Class A (Commercial Services & Supplies)	222	10,303
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	222	2,711
Briggs & Stratton Corp. (Machinery)	222	2,626
Brightcove, Inc.* (IT Services)	259	2,178
BrightSphere Investment Group PLC (Capital Markets)	407	5,519
Brinker International, Inc. (Hotels, Restaurants & Leisure)	185	8,210
Bristow Group, Inc.* (Energy Equipment & Services)(a)	222	246
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	851	5,600
Brookline Bancorp, Inc. (Banks)	370	5,328
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	296	8,682
Builders FirstSource, Inc.* (Building Products)	518	6,910
C&J Energy Services, Inc.* (Energy Equipment & Services)	296	4,594
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	111	12,428
CACI International, Inc.* - Class A (IT Services)	111	20,203
Cactus, Inc.* - Class A (Energy Equipment & Services)	148	5,269
Cadence BanCorp (Banks)	222	4,118
CalAmp Corp.* (Communications Equipment)	185	2,327
Caleres, Inc. (Specialty Retail)	185	4,568
California Resources Corp.* (Oil, Gas & Consumable Fuels)	222	5,708
California Water Service Group (Water Utilities)	222	12,051
Calithera Biosciences, Inc.* (Biotechnology)	370	2,494
Calix, Inc.* (Communications Equipment)	333	2,564
Callaway Golf Co. (Leisure Products)	444	7,072
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	999	7,542
Cal-Maine Foods, Inc. (Food Products)	148	6,605
Cambrex Corp.* (Life Sciences Tools & Services)	148	5,750
Camping World Holdings, Inc. (Specialty Retail)(a)	185	2,573
Cannae Holdings, Inc.* (Diversified Financial Services)	333	8,079
Capital Senior Living Corp.* (Health Care Providers & Services)	222	886
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	592	7,903
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	481	4,132
Cara Therapeutics, Inc.* (Biotechnology)	185	3,630
Carbonite, Inc.* (IT Services)	148	3,672
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	185	7,152
Cardtronics PLC* - Class A (IT Services)	185	6,582
CareDx, Inc.* (Biotechnology)	222	6,997
Career Education Corp.* (Diversified Consumer Services)	333	5,501
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	370	8,680

	Shares	Value
Common Stocks, continued
Cargurus, Inc.* (Interactive Media & Services)	222	$8,893
Carpenter Technology Corp. (Metals & Mining)	185	8,482
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	333	4,153
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	2,213
Cars.com, Inc.* (Interactive Media & Services)	333	7,592
Carvana Co.* (Specialty Retail)(a)	148	8,593
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	185	6,579
CASI Pharmaceuticals, Inc.* (Biotechnology)	407	1,168
Castle Brands, Inc.* (Beverages)(a)	1,443	1,005
Castlight Health, Inc.* - Class B (Health Care Technology)	629	2,359
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	777	3,963
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	296	2,907
Cathay General Bancorp, Inc. (Banks)	333	11,292
CBIZ, Inc.* (Professional Services)	259	5,242
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)(a)	888	1,376
CECO Environmental Corp.* (Commercial Services & Supplies)	333	2,398
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	629	2,139
CenterState Banks, Inc. (Banks)	370	8,810
Central European Media Enterprises, Ltd.* - Class A (Media)	666	2,651
Central Garden & Pet Co.* - Class A (Household Products)	185	4,301
Central Pacific Financial Corp. (Banks)	148	4,268
Century Aluminum Co.* (Metals & Mining)	259	2,300
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	259	2,347
Century Communities, Inc.* (Household Durables)	148	3,548
Cerus Corp.* (Health Care Equipment & Supplies)	666	4,149
ChannelAdvisor Corp.* (Software)	185	2,253
Chart Industries, Inc.* (Machinery)	148	13,397
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	222	4,271
Chegg, Inc.* (Diversified Consumer Services)	444	16,925
Chemical Financial Corp. (Banks)	296	12,183
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	259	7,203
Chico’s FAS, Inc. (Specialty Retail)	629	2,686
Chimerix, Inc.* (Biotechnology)	444	932
ChromaDex Corp.* (Life Sciences Tools & Services)(a)	518	2,170
Ciena Corp.* (Communications Equipment)	592	22,106
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	259	2,471
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	296	12,453
Cision, Ltd.* (Software)	222	3,057
Citizens, Inc.* (Insurance)	370	2,468
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	259	2,929
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	962	2,973
Clear Channel Outdoor Holdings, Inc.* (Media)	444	2,375
Clearside Biomedical, Inc.* (Pharmaceuticals)	222	306
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	148	2,152
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	333	5,032
Cleveland-Cliffs, Inc. (Metals & Mining)	1,295	12,937
Cloudera, Inc.* (Software)	925	10,120
Clovis Oncology, Inc.* (Biotechnology)	222	5,510
CNO Financial Group, Inc. (Insurance)	703	11,375
Codexis, Inc.* (Life Sciences Tools & Services)	296	6,077
Coeur Mining, Inc.* (Metals & Mining)	888	3,623
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	185	10,036
Coherus Biosciences, Inc.* (Biotechnology)	259	3,533
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	148	2,183
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	148	2,241
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	407	6,374
Columbia Banking System, Inc. (Banks)	296	9,676
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	259	4,059
Comfort Systems USA, Inc. (Construction & Engineering)	185	9,692
Commercial Metals Co. (Metals & Mining)	518	8,847
Commercial Vehicle Group, Inc.* (Machinery)	296	2,270
Community Bank System, Inc. (Banks)	222	13,269
Community Health Systems, Inc.* (Health Care Providers & Services)	629	2,346
CommVault Systems, Inc.* (Software)	185	11,977
Compass Minerals International, Inc. (Metals & Mining)	148	8,047
CONMED Corp. (Health Care Equipment & Supplies)	111	9,233
ConnectOne Bancorp, Inc. (Banks)	148	2,916
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	148	5,065
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	370	4,037
Continental Building Products, Inc.* (Building Products)	185	4,586
Control4 Corp.* (Electronic Equipment, Instruments & Components)	148	2,506
Cooper Tire & Rubber Co. (Auto Components)	259	7,742
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)(a)	407	2,829
Corcept Therapeutics, Inc.* (Pharmaceuticals)	444	5,213

	Shares	Value
Common Stocks, continued
Corecivic, Inc. (Equity Real Estate Investment Trusts)	518	$10,075
Core-Mark Holding Co., Inc. (Distributors)	222	8,243
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	222	2,480
Cornerstone OnDemand, Inc.* (Software)	222	12,161
Costamare, Inc. (Marine)	370	1,924
Coupa Software, Inc.* (Software)	222	20,197
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,739	16,798
Covanta Holding Corp. (Commercial Services & Supplies)	518	8,967
Covia Holdings Corp.* - Class C (Energy Equipment & Services)	185	1,034
Cowen Group, Inc.* - Class A (Capital Markets)	185	2,681
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	222	5,783
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	407	23,288
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	333	8,575
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	259	1,821
CryoLife, Inc.* (Health Care Equipment & Supplies)	185	5,396
CryoPort, Inc.* (Health Care Equipment & Supplies)(a)	185	2,390
CSG Systems International, Inc. (IT Services)	148	6,260
CTI BioPharma Corp.* (Biotechnology)	481	467
CTS Corp. (Electronic Equipment, Instruments & Components)	148	4,347
Cubic Corp. (Aerospace & Defense)	111	6,243
Customers Bancorp, Inc.* (Banks)	148	2,710
CVB Financial Corp. (Banks)	444	9,346
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	333	4,422
Cytokinetics, Inc.* (Biotechnology)	333	2,694
Cytomx Therapeutics, Inc.* (Biotechnology)	185	1,989
CytoSorbents Corp.* (Health Care Equipment & Supplies)	222	1,681
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	296	2,205
Dana Holding Corp. (Auto Components)	629	11,158
Darling Ingredients, Inc.* (Food Products)	703	15,221
Daseke, Inc.* (Road & Rail)	296	1,507
Dave & Buster’s Entertainment, Inc. (Hotels, Restaurants & Leisure)	185	9,226
Dean Foods Co. (Food Products)	481	1,457
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148	21,754
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222	2,233
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	333	12,127
Deluxe Corp. (Commercial Services & Supplies)	185	8,088
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,998	4,096
Denny’s Corp.* (Hotels, Restaurants & Leisure)	333	6,111
Dermira, Inc.* (Pharmaceuticals)	259	3,509
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	629	2,805
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	333	3,493
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	888	9,617
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	259	3,794
Diebold, Inc.* (Technology Hardware, Storage & Peripherals)	407	4,505
Digi International, Inc.* (Communications Equipment)	185	2,344
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	185	3,465
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	185	6,420
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	259	1,505
Donnelley Financial Solutions, Inc.* (Capital Markets)	222	3,303
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	259	1,663
Dorman Products, Inc.* (Auto Components)	111	9,778
Dril-Quip, Inc.* (Energy Equipment & Services)	185	8,483
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	407	1,827
DSW, Inc. - Class A (Specialty Retail)	333	7,399
Durect Corp.* (Pharmaceuticals)	1,258	787
Dycom Industries, Inc.* (Construction & Engineering)	148	6,799
Dynavax Technologies Corp.* (Biotechnology)	333	2,434
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	407	2,479
Eagle Bancorp, Inc.* (Banks)	148	7,430
Eagle Bulk Shipping, Inc.* (Marine)	407	1,893
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	259	4,665
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	16,522
Ebix, Inc. (Software)	111	5,480
Echo Global Logistics, Inc.* (Air Freight & Logistics)	148	3,667
Edgewell Personal Care Co.* (Personal Products)	222	9,744
Editas Medicine, Inc.* (Biotechnology)	222	5,428
El Paso Electric Co. (Electric Utilities)	185	10,882
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	296	13,820
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	222	5,972
Ellie Mae, Inc.* (Software)	148	14,606
EMCOR Group, Inc. (Construction & Engineering)	222	16,224
Emerald Expositions Events, Inc. (Media)	148	1,880
Emergent BioSolutions, Inc.* (Biotechnology)	185	9,346
Employers Holdings, Inc. (Insurance)	148	5,936

	Shares	Value
Common Stocks, continued
Encore Capital Group, Inc.* (Consumer Finance)	148	$4,030
Endo International PLC* (Pharmaceuticals)	999	8,022
Endologix, Inc.* (Health Care Equipment & Supplies)	75	496
Endurance International Group Holdings, Inc.* (IT Services)	407	2,951
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)(a)	925	3,080
Energy Recovery, Inc.* (Machinery)	296	2,584
EnerSys (Electrical Equipment)	185	12,055
Ennis, Inc. (Commercial Services & Supplies)	148	3,072
Enova International, Inc.* (Consumer Finance)	148	3,377
Enphase Energy, Inc.* (Electrical Equipment)(a)	555	5,123
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	592	21,127
Entercom Communications Corp. - Class A (Media)	666	3,497
Entravision Communications Corp. - Class A (Media)	518	1,678
Envestnet, Inc.* (Software)	185	12,097
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	407	1,111
EP Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	629	164
Epizyme, Inc.* (Biotechnology)	296	3,667
Eros International PLC* (Entertainment)	222	2,029
ESCO Technologies, Inc. (Machinery)	111	7,440
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	407	17,684
Ethan Allen Interiors, Inc. (Household Durables)	148	2,831
Etsy, Inc.* (Internet & Direct Marketing Retail)	481	32,332
Everbridge, Inc.* (Software)	111	8,326
Everi Holdings, Inc.* (IT Services)	407	4,282
EVERTEC, Inc. (IT Services)	296	8,232
Evolent Health, Inc.* (Health Care Technology)	333	4,189
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	222	1,499
Evoqua Water Technologies Corp.* (Machinery)	370	4,655
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,753
Exela Technologies, Inc.* - Class I (IT Services)	444	1,483
ExlService Holdings, Inc.* (IT Services)	148	8,883
Exponent, Inc. (Professional Services)	222	12,814
Express, Inc.* (Specialty Retail)	407	1,742
Exterran Corp.* (Energy Equipment & Services)	185	3,117
Extreme Networks, Inc.* (Communications Equipment)	592	4,434
EZCORP, Inc.* - Class A (Consumer Finance)	296	2,759
Fabrinet* (Electronic Equipment, Instruments & Components)	185	9,687
Farmers National Banc Corp. (Banks)	185	2,551
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	259	1,658
Fate Therapeutics, Inc.* (Biotechnology)	296	5,201
Federal Signal Corp. (Machinery)	296	7,693
Federated Investors, Inc. - Class B (Capital Markets)	444	13,014
Ferro Corp.* (Chemicals)	370	7,004
FGL Holdings (Diversified Financial Services)	703	5,533
FibroGen, Inc.* (Biotechnology)	296	16,088
Finisar Corp.* (Communications Equipment)	518	12,002
First Bancorp (Banks)	148	5,144
First BanCorp. (Banks)	999	11,449
First Busey Corp. (Banks)	222	5,417
First Commonwealth Financial Corp. (Banks)	481	6,061
First Financial Bancorp (Banks)	407	9,792
First Financial Bankshares, Inc. (Banks)	259	14,965
First Foundation, Inc. (Banks)	185	2,510
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	18,315
First Interstate Bancsys - Class A (Banks)	148	5,893
First Merchants Corp. (Banks)	222	8,181
First Midwest Bancorp, Inc. (Banks)	444	9,084
First of Long Island Corp. (The) (Banks)	148	3,246
FirstCash, Inc. (Consumer Finance)	185	16,003
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	999	5,914
Five Below, Inc.* (Specialty Retail)	222	27,583
Five Prime Therapeutics, Inc.* (Biotechnology)	222	2,975
Five9, Inc.* (Software)	259	13,683
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	148	4,872
Flexion Therapeutics, Inc.* (Biotechnology)	185	2,309
Flotek Industries, Inc.* (Chemicals)	629	2,038
Fluent, Inc.* (Media)	592	3,327
Fluidigm Corp.* (Life Sciences Tools & Services)	370	4,917
Flushing Financial Corp. (Banks)	148	3,246
ForeScout Technologies, Inc.* (Software)	148	6,203
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	370	5,953
Fortress Biotech, Inc.* (Biotechnology)	555	988
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	444	2,269
Forward Air Corp. (Air Freight & Logistics)	148	9,580
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	222	3,046
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	8,762
Fox Factory Holding Corp.* (Auto Components)	185	12,930
Francesca’s Holdings Corp.* (Specialty Retail)	296	200
Franklin Electric Co., Inc. (Machinery)	222	11,342
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	555	3,990
Frank’s International N.V.* (Energy Equipment & Services)	481	2,987
Fresh Del Monte Produce, Inc. (Food Products)	148	4,000

	Shares	Value
Common Stocks, continued
Freshpet, Inc.* (Food Products)	148	$6,259
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	296	2,744
Frontier Communications Corp.* (Diversified Telecommunication Services)(a)	518	1,031
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)(a)	518	3,346
FTI Consulting, Inc.* (Professional Services)	148	11,369
FuelCell Energy, Inc.* (Electrical Equipment)	1,295	319
Fulton Financial Corp. (Banks)	740	11,455
FutureFuel Corp. (Chemicals)	185	2,479
GAIN Capital Holdings, Inc. (Capital Markets)	296	1,859
GameStop Corp. - Class A (Specialty Retail)	481	4,887
Gannett Co., Inc. (Media)	555	5,850
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	222	3,876
GATX Corp. (Trading Companies & Distributors)	148	11,303
GCP Applied Technologies, Inc.* (Chemicals)	333	9,857
Generac Holdings, Inc.* (Electrical Equipment)	259	13,268
Genesis Healthcare, Inc.* (Health Care Providers & Services)	740	1,066
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	370	2,623
Gentherm, Inc.* (Auto Components)	185	6,819
Genworth Financial, Inc.* - Class A (Insurance)	2,220	8,503
Geron Corp.* (Biotechnology)(a)	999	1,658
Getty Realty Corp. (Equity Real Estate Investment Trusts)	185	5,926
Gibraltar Industries, Inc.* (Building Products)	148	6,010
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	185	7,393
Glacier Bancorp, Inc. (Banks)	370	14,826
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	185	3,842
Glaukos Corp.* (Health Care Equipment & Supplies)	148	11,599
Global Blood Therapeutics, Inc.* (Biotechnology)	222	11,750
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	333	6,294
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	296	14,625
Glu Mobile, Inc.* (Entertainment)	629	6,882
Glycomimetics, Inc.* (Biotechnology)	222	2,766
Gms, Inc.* (Trading Companies & Distributors)	185	2,797
GNC Holdings, Inc.* - Class A (Specialty Retail)	629	1,717
Gogo, Inc.* (Wireless Telecommunication Services)(a)	481	2,160
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	407	8,584
Gold Resource Corp. (Metals & Mining)	407	1,600
GoPro, Inc.* - Class A (Household Durables)	629	4,089
Granite Construction, Inc. (Construction & Engineering)	185	7,983
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	222	4,123
Gray Television, Inc.* (Media)	407	8,694
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	481	4,286
Great Western Bancorp, Inc. (Banks)	259	8,182
Green Brick Partners, Inc.* (Household Durables)	222	1,943
Green Dot Corp.* - Class A (Consumer Finance)	185	11,220
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	222	3,703
Greenlight Capital Re, Ltd.* - Class A (Insurance)	222	2,413
Greif, Inc. - Class A (Containers & Packaging)	111	4,579
Griffon Corp. (Building Products)	185	3,419
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,998	7,093
GTT Communications, Inc.* (IT Services)(a)	148	5,136
GUESS?, Inc. (Specialty Retail)	296	5,802
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	777	6,232
H&E Equipment Services, Inc. (Trading Companies & Distributors)	148	3,716
H.B. Fuller Co. (Chemicals)	222	10,798
Haemonetics Corp.* (Health Care Equipment & Supplies)	222	19,422
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	851	1,149
Halozyme Therapeutics, Inc.* (Biotechnology)	555	8,936
Hancock Holding Co. (Banks)	370	14,948
Hanmi Financial Corp. (Banks)	185	3,935
Hannon Armstrong Sustainable, Inc. - Class I (Mortgage Real Estate Investment Trusts)	259	6,641
Harmonic, Inc.* (Communications Equipment)	629	3,409
Harsco Corp.* (Machinery)	370	7,459
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	407	1,754
Hawaiian Holdings, Inc. (Airlines)	222	5,828
HC2 Holdings, Inc.* (Construction & Engineering)	407	997
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	16,632
Healthcare Services Group, Inc. (Commercial Services & Supplies)	333	10,985
HealthEquity, Inc.* (Health Care Providers & Services)	222	16,423
HealthStream, Inc.* (Health Care Technology)	148	4,153
Heartland Express, Inc. (Road & Rail)	259	4,994
Heartland Financial USA, Inc. (Banks)	148	6,312
Hecla Mining Co. (Metals & Mining)	1,887	4,340
Helen of Troy, Ltd.* (Household Durables)	111	12,872
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	740	5,853
Heritage Commerce Corp. (Banks)	222	2,686

	Shares	Value
Common Stocks, continued
Heritage Financial Corp. (Banks)	185	$5,576
Herman Miller, Inc. (Commercial Services & Supplies)	259	9,112
Heron Therapeutics, Inc.* (Biotechnology)	296	7,234
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	185	3,171
Hertz Global Holdings, Inc.* (Road & Rail)	296	5,142
HFF, Inc. - Class A (Real Estate Management & Development)	185	8,834
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	629	1,390
Hillenbrand, Inc. (Machinery)	259	10,756
Hilltop Holdings, Inc. (Banks)	333	6,077
HMS Holdings Corp.* (Health Care Technology)	370	10,956
HNI Corp. (Commercial Services & Supplies)	185	6,714
Home BancShares, Inc. (Banks)	666	11,702
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	148	3,900
Hope Bancorp, Inc. (Banks)	555	7,259
Horace Mann Educators Corp. (Insurance)	185	6,514
Horizon BanCorp, Inc. (Banks)	222	3,572
Horizon Pharma PLC* (Pharmaceuticals)	703	18,581
Hostess Brands, Inc.* (Food Products)	481	6,013
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	555	4,035
Houlihan Lokey, Inc. (Capital Markets)	148	6,786
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	47	520
Hub Group, Inc.* - Class A (Air Freight & Logistics)	148	6,046
Hubspot, Inc.* (Software)	148	24,598
Hudson, Ltd.* - Class A (Specialty Retail)	222	3,053
IBERIABANK Corp. (Banks)	222	15,920
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	148	3,342
IDACORP, Inc. (Electric Utilities)	222	22,097
Idera Pharmaceuticals, Inc.* (Biotechnology)	185	472
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	259	9,645
IMAX Corp.* (Entertainment)	259	5,874
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	185	1,560
Immune Design Corp.* (Biotechnology)	444	2,597
ImmunoGen, Inc.* (Biotechnology)	592	1,604
Immunomedics, Inc.* (Biotechnology)	555	10,662
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	481	1,332
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	481	5,190
Independent Bank Corp. (Banks)	111	8,992
Infinera Corp.* (Communications Equipment)	703	3,051
Information Services Group, Inc.* (IT Services)	444	1,656
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	222	4,655
Ingevity Corp.* (Chemicals)	185	19,537
InnerWorkings, Inc.* (Professional Services)	333	1,205
Innospec, Inc. (Chemicals)	111	9,252
Innoviva, Inc.* (Pharmaceuticals)	370	5,191
Inovalon Holdings, Inc.* (Health Care Technology)	407	5,059
Inovio Pharmaceuticals, Inc.* (Biotechnology)	629	2,346
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	222	9,710
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	148	8,149
Insmed, Inc.* (Biotechnology)	333	9,680
Insperity, Inc. (Professional Services)	148	18,302
Instructure, Inc.* (Software)	148	6,974
Insys Therapeutics, Inc.* (Biotechnology)(a)	259	1,197
Integer Holdings Corp.* (Health Care Equipment & Supplies)	148	11,162
Intellia Therapeutics, Inc.* (Biotechnology)	185	3,160
Intelsat S.A.* (Diversified Telecommunication Services)	222	3,477
InterDigital, Inc. (Communications Equipment)	148	9,765
Interface, Inc. (Commercial Services & Supplies)	296	4,535
International Bancshares Corp. (Banks)	259	9,850
International Speedway Corp. - Class A (Hotels, Restaurants & Leisure)	111	4,843
Intersect ENT, Inc.* (Pharmaceuticals)	148	4,758
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	259	3,155
Intrepid Potash, Inc.* (Chemicals)	666	2,524
Intrexon Corp.* (Biotechnology)(a)	333	1,752
Invacare Corp. (Health Care Equipment & Supplies)	185	1,548
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	518	8,184
Investors Bancorp, Inc. (Banks)	1,073	12,715
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	74	4,433
Invitae Corp.* (Biotechnology)	407	9,532
Iovance Biotherapeutics, Inc.* (Biotechnology)	407	3,871
Iridium Communications, Inc.* (Diversified Telecommunication Services)	444	11,739
iRobot Corp.* (Household Durables)	111	13,063
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	592	8,010
iStar Financial, Inc. (Equity Real Estate Investment Trusts)	370	3,115
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	370	1,543
Itron, Inc.* (Electronic Equipment, Instruments & Components)	148	6,904
J.C. Penney Co., Inc.* (Multiline Retail)(a)	1,702	2,536
j2 Global, Inc. (Software)	185	16,021
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	111	8,998
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	370	3,874
James River Group Holdings, Ltd. (Insurance)	148	5,932
Jeld-Wen Holding, Inc.* (Building Products)	333	5,881
John Bean Technologies Corp. (Machinery)	148	13,600

	Shares	Value
Common Stocks, continued
K12, Inc.* (Diversified Consumer Services)	222	$7,577
Kadmon Holdings, Inc.* (Biotechnology)	629	1,661
Kaman Corp. - Class A (Trading Companies & Distributors)	111	6,487
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	1,513
KB Home (Household Durables)	370	8,943
KBR, Inc. (Construction & Engineering)	629	12,008
Keane Group, Inc.* (Energy Equipment & Services)	296	3,223
Kearny Financial Corp. (Thrifts & Mortgage Finance)	481	6,190
Kelly Services, Inc. - Class A (Professional Services)	185	4,081
KEMET Corp. (Electronic Equipment, Instruments & Components)	259	4,395
Kemper Corp. (Insurance)	185	14,086
Kennametal, Inc. (Machinery)	333	12,238
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	555	11,871
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	185	2,866
Kimball International, Inc. - Class B (Commercial Services & Supplies)	222	3,139
Kindred Biosciences, Inc.* (Biotechnology)	222	2,036
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	407	6,508
Knoll, Inc. (Commercial Services & Supplies)	259	4,898
Knowles Corp.* (Electronic Equipment, Instruments & Components)	407	7,175
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	666	892
Korn/Ferry International (Professional Services)	222	9,941
Kraton Performance Polymers, Inc.* (Chemicals)	148	4,763
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	444	6,940
Kura Oncology, Inc.* (Biotechnology)	185	3,069
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	420	7,148
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	740	2,094
Lakeland Bancorp, Inc. (Banks)	222	3,314
Lakeland Financial Corp. (Banks)	111	5,019
Landec Corp.* (Food Products)	185	2,272
Lannett Co., Inc.* (Pharmaceuticals)(a)	222	1,747
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	222	5,435
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	740	2,287
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	666	7,945
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	259	3,877
La-Z-Boy, Inc. (Household Durables)	222	7,324
LCI Industries (Auto Components)	111	8,527
LegacyTexas Financial Group, Inc. (Banks)	222	8,301
LendingClub Corp.* (Consumer Finance)	1,554	4,802
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	259	1,440
Lexington Realty Trust (Equity Real Estate Investment Trusts)	962	8,716
LHC Group, Inc.* (Health Care Providers & Services)	148	16,406
Liberty Braves Group* - Class C (Entertainment)	185	5,137
Liberty Expedia Holdings* - Class A (Internet & Direct Marketing Retail)	222	9,502
Liberty Latin America, Ltd.* - Class A (Media)	222	4,293
Liberty Latin America, Ltd.* - Class C (Media)	518	10,075
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	370	5,250
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	444	519
Limelight Networks, Inc.* (IT Services)	666	2,151
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	296	2,282
LivaNova PLC* (Health Care Equipment & Supplies)	185	17,991
Live Oak Bancshares, Inc. (Banks)	148	2,162
LivePerson, Inc.* (Software)	259	7,516
LiveRamp Holdings, Inc.* (IT Services)	333	18,172
LiveXLive Media, Inc.* (Entertainment)	259	1,393
Louisiana-Pacific Corp. (Paper & Forest Products)	629	15,334
LSC Communications, Inc. (Commercial Services & Supplies)	222	1,450
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	185	8,473
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	148	1,495
Lumentum Holdings, Inc.* (Communications Equipment)	296	16,736
Luminex Corp. (Life Sciences Tools & Services)	185	4,257
M.D.C. Holdings, Inc. (Household Durables)	222	6,451
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	3,710
M/I Homes, Inc.* (Household Durables)	148	3,940
Macatawa Bank Corp. (Banks)	222	2,207
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	407	9,035
MacroGenics, Inc.* (Biotechnology)	222	3,992
Magellan Health, Inc.* (Health Care Providers & Services)	111	7,317
Maiden Holdings, Ltd. (Insurance)	407	302
Mallinckrodt PLC* (Pharmaceuticals)	370	8,044
MannKind Corp.* (Biotechnology)	1,221	2,405
ManTech International Corp. - Class A (IT Services)	111	5,996
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	333	1,392
Marrone Bio Innovations, Inc.* (Chemicals)	999	1,528
Marten Transport, Ltd. (Road & Rail)	222	3,958
Masonite International Corp.* (Building Products)	111	5,538
MasTec, Inc.* (Construction & Engineering)	259	12,458
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	444	8,583

	Shares	Value
Common Stocks, continued
Matrix Service Co.* (Energy Equipment & Services)	185	$3,622
Matson, Inc. (Marine)	185	6,676
Matthews International Corp. - Class A (Commercial Services & Supplies)	148	5,469
Maxar Technologies, Inc. (Aerospace & Defense)(a)	259	1,041
MAXIMUS, Inc. (IT Services)	259	18,384
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	333	8,501
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	370	1,654
MBIA, Inc.* (Insurance)	481	4,579
McDermott International, Inc.* (Energy Equipment & Services)	740	5,506
McGrath RentCorp (Commercial Services & Supplies)	111	6,279
MDC Partners, Inc.* - Class A (Media)	481	1,082
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	222	2,471
MediciNova, Inc.* (Biotechnology)(a)	296	2,451
Medidata Solutions, Inc.* (Health Care Technology)	222	16,259
Mercury Systems, Inc.* (Aerospace & Defense)	222	14,225
Meredith Corp. (Media)	185	10,223
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,064
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	222	3,909
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	222	13,726
Meritage Homes Corp.* (Household Durables)	185	8,271
Meritor, Inc.* (Machinery)	370	7,530
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	185	5,324
MGE Energy, Inc. (Electric Utilities)	148	10,060
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,554	20,496
Milacron Holdings Corp.* (Machinery)	333	3,770
Minerals Technologies, Inc. (Chemicals)	148	8,701
Minerva Neurosciences, Inc.* (Biotechnology)	259	2,036
Miragen Therapeutics, Inc.* (Biotechnology)	296	826
Mitek System, Inc.* (Software)	259	3,170
Mobile Mini, Inc. (Commercial Services & Supplies)	185	6,279
MobileIron, Inc.* (Software)	555	3,036
Model N, Inc.* (Software)	185	3,245
Modine Manufacturing Co.* (Auto Components)	259	3,592
Moelis & Co. (Capital Markets)	185	7,698
Momenta Pharmaceuticals, Inc.* (Biotechnology)	370	5,376
MoneyGram International, Inc.* (IT Services)	296	604
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	370	4,877
Monotype Imaging Holdings, Inc. (Software)	222	4,416
Monro Muffler Brake, Inc. (Specialty Retail)	148	12,804
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	73	1,098
Moog, Inc. - Class A (Aerospace & Defense)	148	12,869
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	148	1,419
MRC Global, Inc.* (Trading Companies & Distributors)	370	6,468
MSA Safety, Inc. (Commercial Services & Supplies)	148	15,302
MSG Networks, Inc.* - Class A (Media)	296	6,438
Mueller Industries, Inc. (Machinery)	259	8,117
Mueller Water Products, Inc. - Class A (Machinery)	703	7,058
Murphy USA, Inc.* (Specialty Retail)	148	12,672
Myers Industries, Inc. (Containers & Packaging)	185	3,165
Myokardia, Inc.* (Pharmaceuticals)	148	7,695
Myriad Genetics, Inc.* (Biotechnology)	296	9,827
Nantkwest, Inc.* (Biotechnology)	592	935
Natera, Inc.* (Biotechnology)	222	4,578
National Bank Holdings Corp. (Banks)	148	4,922
National CineMedia, Inc. (Media)	444	3,130
National General Holdings Corp. (Insurance)	296	7,024
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	185	14,532
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	222	6,329
National Vision Holdings, Inc.* (Specialty Retail)	148	4,652
Natus Medical, Inc.* (Health Care Equipment & Supplies)	148	3,756
Nautilus, Inc.* (Leisure Products)	185	1,029
Navigant Consulting, Inc. (Professional Services)	222	4,322
Navistar International Corp.* (Machinery)	222	7,171
NBT Bancorp, Inc. (Banks)	185	6,662
NCI Building Systems, Inc.* (Building Products)	222	1,368
Neogen Corp.* (Health Care Equipment & Supplies)	222	12,741
NeoGenomics, Inc.* (Life Sciences Tools & Services)	296	6,056
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	333	2,095
Neos Therapeutics, Inc.* (Pharmaceuticals)	296	773
NETGEAR, Inc.* (Communications Equipment)	148	4,902
NetScout Systems, Inc.* (Communications Equipment)	370	10,386
Nevro Corp.* (Health Care Equipment & Supplies)	111	6,939
New Jersey Resources Corp. (Gas Utilities)	370	18,422
New Media Investment Group, Inc. (Media)	296	3,108
New Relic, Inc.* (Software)	185	18,260
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	444	2,420

	Shares	Value
Common Stocks, continued
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	$3,831
NewLink Genetics Corp.* (Biotechnology)	370	714
Newpark Resources, Inc.* (Energy Equipment & Services)	481	4,406
Nexstar Broadcasting Group, Inc. - Class A (Media)	185	20,049
NextGen Healthcare, Inc.* (Health Care Technology)	259	4,359
NIC, Inc. (IT Services)	333	5,691
NII Holdings, Inc.* (Wireless Telecommunication Services)	703	1,378
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	333	8,615
NN, Inc. (Machinery)	185	1,386
Noble Corp. PLC* (Energy Equipment & Services)	1,221	3,504
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,036	2,093
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	925	2,535
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	259	3,600
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	259	4,496
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	444	7,535
Northwest Natural Holding Co. (Gas Utilities)	148	9,713
NorthWestern Corp. (Multi-Utilities)	222	15,631
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	148	12,540
Novavax, Inc.* (Biotechnology)	2,331	1,284
Novocure, Ltd.* (Health Care Equipment & Supplies)	333	16,041
NOW, Inc.* (Trading Companies & Distributors)	518	7,231
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	12,607
Nymox Pharmaceutical Corp.* (Biotechnology)(a)	518	1,020
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,147	6,928
Oceaneering International, Inc.* (Energy Equipment & Services)	444	7,002
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	222	5,341
Ocular Therapeutix, Inc.* (Pharmaceuticals)	296	1,175
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	740	1,347
Office Depot, Inc. (Specialty Retail)	2,590	9,402
Office Properties Income Trust (Equity Real Estate Investment Trusts)	111	3,068
OFG Bancorp (Banks)	259	5,126
Oil States International, Inc.* (Energy Equipment & Services)	259	4,393
Old National Bancorp (Banks)	666	10,922
Old Second Bancorp, Inc. (Banks)	185	2,329
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222	18,943
Omeros Corp.* (Pharmaceuticals)(a)	259	4,499
Omnicell, Inc.* (Health Care Technology)	185	14,955
OMNOVA Solutions, Inc.* (Chemicals)	296	2,078
On Deck Capital, Inc.* (Diversified Financial Services)	370	2,005
ONE Gas, Inc. (Gas Utilities)	222	19,766
OneSpan, Inc.* (Software)	185	3,556
OPKO Health, Inc.* (Biotechnology)	1,517	3,959
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	3,300
ORBCOMM, Inc.* (Diversified Telecommunication Services)	407	2,759
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)(a)	370	2,435
Organovo Holdings, Inc.* (Biotechnology)(a)	1,332	1,321
Orion Marine Group, Inc.* (Construction & Engineering)	259	756
Oritani Financial Corp. (Thrifts & Mortgage Finance)	222	3,692
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	185	10,203
Otter Tail Corp. (Electric Utilities)	185	9,217
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	555	1,271
Owens & Minor, Inc. (Health Care Providers & Services)	296	1,214
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	185	3,188
P.H. Glatfelter Co. (Paper & Forest Products)	222	3,135
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	814	5,885
Pacific Premier Bancorp, Inc. (Banks)	222	5,890
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	7,041
Palatin Technologies, Inc.* (Biotechnology)(a)	2,146	2,104
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	3,295
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)(a)	259	1,388
Party City Holdco, Inc.* (Specialty Retail)	222	1,763
Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	370	8,140
Patterson Cos., Inc. (Health Care Providers & Services)	370	8,085
Paylocity Holding Corp.* (Software)	148	13,200
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	259	10,535
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,742
PDL BioPharma, Inc.* (Biotechnology)	1,110	4,129
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	333	9,434
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	296	9,194
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	444	8,924
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)(a)	370	2,327
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	296	6,130
Perficient, Inc.* (IT Services)	185	5,067

	Shares	Value
Common Stocks, continued
Performance Food Group Co.* (Food & Staples Retailing)	444	$17,600
Perspecta, Inc. (IT Services)	629	12,718
PGT, Inc.* (Building Products)	259	3,587
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	407	3,846
Physicians Realty Trust (Equity Real Estate Investment Trusts)	777	14,615
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	555	11,572
Pier 1 Imports, Inc.* (Specialty Retail)	740	565
Pieris Pharmaceuticals, Inc.* (Biotechnology)	444	1,487
Pioneer Energy Services Corp.* (Energy Equipment & Services)	592	1,048
Pitney Bowes, Inc. (Commercial Services & Supplies)	851	5,846
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	370	25,427
Plantronics, Inc. (Communications Equipment)	148	6,824
Plexus Corp.* (Electronic Equipment, Instruments & Components)	148	9,021
Plug Power, Inc.* (Electrical Equipment)(a)	1,480	3,552
PNM Resources, Inc. (Electric Utilities)	333	15,764
PolyOne Corp. (Chemicals)	333	9,760
Portland General Electric Co. (Electric Utilities)	370	19,180
Portola Pharmaceuticals, Inc.* (Biotechnology)	296	10,271
Potlatch Corp. (Equity Real Estate Investment Trusts)	283	10,695
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	111	7,763
PQ Group Holdings, Inc.* (Chemicals)	222	3,368
PRA Group, Inc.* (Consumer Finance)	222	5,952
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	222	3,290
Presidio, Inc. (IT Services)	222	3,286
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	6,640
Primerica, Inc. (Insurance)	185	22,597
Primo Water Corp.* (Beverages)	185	2,860
Primoris Services Corp. (Construction & Engineering)	222	4,591
ProAssurance Corp. (Insurance)	259	8,964
Progenics Pharmaceuticals, Inc.* (Biotechnology)	444	2,060
Progress Software Corp. (Software)	222	9,850
ProPetro Holding Corp.* (Energy Equipment & Services)	370	8,340
PROS Holdings, Inc.* (Software)	148	6,252
Proteostasis Therapeutics, Inc.* (Biotechnology)	555	699
Prothena Corp. PLC* (Biotechnology)	259	3,142
Proto Labs, Inc.* (Machinery)	111	11,671
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	296	7,663
PTC Therapeutics, Inc.* (Biotechnology)	222	8,356
Puma Biotechnology, Inc.* (Biotechnology)	148	5,741
Q2 Holdings, Inc.* (Software)	148	10,250
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	222	9,988
Quad/Graphics, Inc. (Commercial Services & Supplies)	185	2,202
Qualys, Inc.* (Software)	148	12,246
Quanex Building Products Corp. (Building Products)	222	3,528
Quantenna Communications, Inc.* (Communications Equipment)	222	5,401
Quidel Corp.* (Health Care Equipment & Supplies)	148	9,690
QuinStreet, Inc.* (Interactive Media & Services)	259	3,468
Quorum Health Corp.* (Health Care Providers & Services)	370	518
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	407	4,017
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	444	2,096
R1 RCM, Inc.* (Health Care Providers & Services)	555	5,367
Radian Group, Inc. (Thrifts & Mortgage Finance)	925	19,184
Radiant Logistics, Inc.* (Air Freight & Logistics)	481	3,030
Radius Health, Inc.* (Biotechnology)	185	3,689
RadNet, Inc.* (Health Care Providers & Services)	259	3,209
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	518	5,413
Rapid7, Inc.* (Software)	185	9,363
Raven Industries, Inc. (Industrial Conglomerates)	185	7,098
Rayonier Advanced Materials, Inc. (Chemicals)	296	4,014
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	296	7,652
Redfin Corp.* (Real Estate Management & Development)(a)	333	6,750
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	5,976
Regenxbio, Inc.* (Biotechnology)	148	8,482
Regis Corp.* (Diversified Consumer Services)	222	4,367
Remark Holdings, Inc.* (Internet & Direct Marketing Retail)	370	685
Renasant Corp. (Banks)	222	7,515
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	222	4,875
Rent-A-Center, Inc.* (Specialty Retail)	259	5,405
Repligen Corp.* (Biotechnology)	185	10,930
Republic First Bancorp, Inc.* (Banks)	333	1,748
Resources Connection, Inc. (Professional Services)	185	3,060
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	481	8,341
Retrophin, Inc.* (Biotechnology)	185	4,187
REV Group, Inc. (Machinery)	185	2,026
Revance Therapeutics, Inc.* (Pharmaceuticals)	185	2,916
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	370	13,250
Rexnord Corp.* (Machinery)	444	11,162

	Shares	Value
Common Stocks, continued
Ribbon Communications, Inc.* (Communications Equipment)	407	$2,096
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,036	2,663
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	333	1,955
Rite Aid Corp.* (Food & Staples Retailing)	4,736	3,007
RLI Corp. (Insurance)	185	13,274
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	740	13,002
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)(a)	444	2,526
Roku, Inc.* (Household Durables)	185	11,934
Rowan Cos. PLC* - Class A (Energy Equipment & Services)	592	6,388
RPT Realty (Equity Real Estate Investment Trusts)	407	4,888
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	518	3,113
RTW Retailwinds, Inc.* (Specialty Retail)	407	977
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	148	3,374
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	148	6,188
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	148	3,787
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	185	15,214
S&T Bancorp, Inc. (Banks)	148	5,850
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	740	14,408
Safe Bulkers, Inc.* (Marine)	555	810
Saia, Inc.* (Road & Rail)	111	6,782
SailPoint Technologies Holding, Inc.* (Software)	185	5,313
Sally Beauty Holdings, Inc.* (Specialty Retail)	555	10,218
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	1,484
Sandy Spring Bancorp, Inc. (Banks)	148	4,629
Sangamo BioSciences, Inc.* (Biotechnology)	481	4,589
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	296	8,540
Savara, Inc.* (Biotechnology)	222	1,636
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	111	3,976
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	148	3,552
Scholastic Corp. (Media)	148	5,884
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148	5,731
Science Applications International Corp. (IT Services)	185	14,236
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	222	4,533
Scorpio Bulkers, Inc. (Marine)	407	1,563
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	148	2,936
Seacoast Banking Corp. of Florida* (Banks)	222	5,850
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	259	6,672
Select Energy Services, Inc.* (Energy Equipment & Services)	259	3,113
Select Medical Holdings Corp.* (Health Care Providers & Services)	481	6,777
Selective Insurance Group, Inc. (Insurance)	259	16,389
SemGroup Corp. - Class A (Oil, Gas & Consumable Fuels)	370	5,454
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	259	13,186
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)(a)	518	1,269
Sensient Technologies Corp. (Chemicals)	185	12,541
Seritage Growth Properties - Class A (Equity Real Estate Investment Trusts)	148	6,577
ServiceSource International, Inc.* (IT Services)	629	580
ServisFirst Bancshares, Inc. (Banks)	222	7,495
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	111	6,566
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	222	9,848
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	407	5,022
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	148	6,015
SIGA Technologies, Inc.* (Pharmaceuticals)	407	2,446
Signet Jewelers, Ltd. (Specialty Retail)	259	7,034
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	14,958
Simmons First National Corp. - Class A (Banks)	407	9,963
Simply Good Foods Co. (The)* (Food Products)	333	6,856
Simpson Manufacturing Co., Inc. (Building Products)	185	10,964
Sinclair Broadcast Group, Inc. - Class A (Media)	333	12,814
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	185	10,573
SkyWest, Inc. (Airlines)	222	12,052
Sleep Number Corp.* (Specialty Retail)	185	8,695
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	185	3,041
Sorrento Therapeutics, Inc.* (Biotechnology)(a)	555	2,636
Sotheby’s* - Class A (Diversified Consumer Services)	185	6,984
South Jersey Industries, Inc. (Gas Utilities)	370	11,866
South State Corp. (Banks)	148	10,114
Southside Bancshares, Inc. (Banks)	148	4,918
Southwest Gas Corp. (Gas Utilities)	185	15,218
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,516	11,799
Spark Therapeutics, Inc.* (Biotechnology)	148	16,854
Spartan Motors, Inc. (Machinery)	222	1,960
SpartanNash Co. (Food & Staples Retailing)	185	2,936
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	444	4,746
Spire, Inc. (Gas Utilities)	222	18,268

	Shares	Value
Common Stocks, continued
Spirit Airlines, Inc.* (Airlines)	296	$15,646
Spirit MTA REIT (Equity Real Estate Investment Trusts)	296	1,921
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	370	1,776
SPX Corp.* (Machinery)	185	6,436
SPX FLOW, Inc.* (Machinery)	185	5,902
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,073	5,494
STAAR Surgical Co.* (Health Care Equipment & Supplies)	185	6,325
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	407	12,068
Steelcase, Inc. - Class A (Commercial Services & Supplies)	407	5,922
Stemline Therapeutics, Inc.* (Biotechnology)	185	2,377
Sterling Construction Co., Inc.* (Construction & Engineering)	185	2,316
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	370	12,521
Stifel Financial Corp. (Capital Markets)	296	15,616
Stoneridge, Inc.* (Auto Components)	148	4,271
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	259	6,169
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	481	5,488
Summit Materials, Inc.* - Class A (Construction Materials)	481	7,633
Sun Hydraulics Corp. (Machinery)	148	6,883
SunCoke Energy, Inc.* (Metals & Mining)	333	2,827
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	407	2,650
Sunrun, Inc.* (Electrical Equipment)	444	6,243
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	962	13,853
Superior Energy Services, Inc.* (Energy Equipment & Services)	740	3,456
Superior Industries International, Inc. (Auto Components)	148	704
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	7,779
Sykes Enterprises, Inc.* (IT Services)	185	5,232
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	148	5,883
Syneos Health, Inc.* (Life Sciences Tools & Services)	259	13,407
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	111	10,588
Syros Pharmaceuticals, Inc.* (Biotechnology)	222	2,029
T2 Biosystems, Inc.* (Biotechnology)	259	681
Tailored Brands, Inc. (Specialty Retail)	222	1,740
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	222	14,097
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	407	8,539
Taylor Morrison Home Corp.* - Class A (Household Durables)	481	8,538
Team, Inc.* (Commercial Services & Supplies)	185	3,238
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	15,156
Teekay Corp. (Oil, Gas & Consumable Fuels)(a)	444	1,740
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	1,813	1,759
TEGNA, Inc. (Media)	962	13,564
Teladoc, Inc.* (Health Care Technology)	259	14,400
Telaria, Inc.* (Software)	481	3,050
Telenav, Inc.* (Software)	333	2,021
Teligent, Inc.* (Pharmaceuticals)(a)	518	601
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)(a)	444	4,973
Tenet Healthcare Corp.* (Health Care Providers & Services)	370	10,671
Tenneco, Inc. (Auto Components)	222	4,920
Terraform Power, Inc. - Class A (Independent Power and Renewable Electricity Producers)	407	5,592
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	259	10,888
Tetra Tech, Inc. (Commercial Services & Supplies)	222	13,228
TETRA Technologies, Inc.* (Energy Equipment & Services)	777	1,818
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	518	694
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	296	18,409
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	1,785
TG Therapeutics, Inc.* (Biotechnology)	333	2,677
The Andersons, Inc. (Food & Staples Retailing)	148	4,770
The Bancorp, Inc.* (Banks)	333	2,691
The Brink’s Co. (Commercial Services & Supplies)	222	16,740
The Buckle, Inc. (Specialty Retail)(a)	148	2,771
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	185	9,050
The E.W. Scripps Co. - Class A (Media)	259	5,439
The Ensign Group, Inc. (Health Care Providers & Services)	222	11,364
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	518	9,946
The Greenbrier Cos., Inc. (Machinery)	148	4,770
The Hackett Group, Inc. (IT Services)	185	2,923
The KEYW Holding Corp.* (Aerospace & Defense)	333	2,870
The Manitowoc Co., Inc.* (Machinery)	185	3,036
The Medicines Co.* (Pharmaceuticals)	296	8,273
The Meet Group, Inc.* (Interactive Media & Services)	592	2,978
The New York Times Co. - Class A (Media)	555	18,232
The St Joe Co.* (Real Estate Management & Development)	222	3,661
TherapeuticsMD, Inc.* (Pharmaceuticals)(a)	851	4,144
Theravance Biopharma, Inc.* (Pharmaceuticals)(a)	222	5,033
Thermon Group Holdings, Inc.* (Electrical Equipment)	185	4,534
Third Point Reinsurance, Ltd.* (Insurance)	407	4,225
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	222	6,363
Tile Shop Holdings, Inc. (Specialty Retail)	333	1,885

	Shares	Value
Common Stocks, continued
TimkenSteel Corp.* (Metals & Mining)	222	$2,411
Tiptree Financial, Inc. - Class A (Insurance)	296	1,874
Titan International, Inc. (Machinery)	296	1,767
Tivity Health, Inc.* (Health Care Providers & Services)	216	3,793
TiVo Corp. (Software)	555	5,173
TopBuild Corp.* (Household Durables)	148	9,593
TowneBank (Banks)	296	7,326
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	185	3,626
Trade Desk, Inc. (The)* (Software)	148	29,296
TransEnterix, Inc.* (Health Care Equipment & Supplies)(a)	925	2,202
Travelport Worldwide, Ltd. (IT Services)	555	8,730
Tredegar Corp. (Chemicals)	148	2,389
Trex Co., Inc.* (Building Products)	259	15,933
TRI Pointe Group, Inc.* (Household Durables)	666	8,418
TriMas Corp.* (Machinery)	222	6,711
TriNet Group, Inc.* (Professional Services)	185	11,052
Trinseo SA (Chemicals)	185	8,381
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	259	8,055
Triumph Group, Inc. (Aerospace & Defense)	259	4,937
Tronox Holdings PLC - Class A (Chemicals)	444	5,839
TrueBlue, Inc.* (Professional Services)	222	5,248
TrueCar, Inc.* (Interactive Media & Services)	481	3,194
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	4,020
Trustmark Corp. (Banks)	296	9,954
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	444	5,208
Tupperware Brands Corp. (Household Durables)	222	5,679
Tutor Perini Corp.* (Construction & Engineering)	222	3,801
Tyme Technologies, Inc.* (Biotechnology)(a)	518	912
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	333	5,781
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,298
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,221	745
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	185	12,832
UMB Financial Corp. (Banks)	185	11,847
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	222	3,126
Union Bankshares Corp. (Banks)	296	9,570
Unisys Corp.* (IT Services)	296	3,454
Unit Corp.* (Energy Equipment & Services)	259	3,688
United Bankshares, Inc. (Banks)	407	14,750
United Community Banks, Inc. (Banks)	333	8,302
United Community Financial Corp. (Thrifts & Mortgage Finance)	296	2,768
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	259	3,717
United Natural Foods, Inc.* (Food & Staples Retailing)	222	2,935
Universal Corp. (Tobacco)	111	6,397
Universal Forest Products, Inc. (Building Products)	259	7,742
Universal Insurance Holdings, Inc. (Insurance)	148	4,588
Univest Corp. of Pennsylvania (Banks)	148	3,620
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)(a)	1,406	1,968
Urban Edge Properties (Equity Real Estate Investment Trusts)	481	9,139
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	185	3,818
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	296	1,228
Valhi, Inc. (Chemicals)	333	769
Valley National Bancorp (Banks)	1,332	12,761
Vanda Pharmaceuticals, Inc.* (Biotechnology)	259	4,766
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	6,268
Varonis Systems, Inc.* (Software)	111	6,619
Vector Group, Ltd. (Tobacco)	444	4,791
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	259	2,808
Veracyte, Inc.* (Biotechnology)	222	5,554
Verastem, Inc.* (Biotechnology)(a)	370	1,095
Vericel Corp.* (Biotechnology)	259	4,535
Verint Systems, Inc.* (Software)	259	15,504
Verso Corp.* - Class A (Paper & Forest Products)	185	3,963
ViaSat, Inc.* (Communications Equipment)	222	17,205
Viavi Solutions, Inc.* (Communications Equipment)	999	12,368
ViewRay, Inc.* (Health Care Equipment & Supplies)	370	2,734
Viking Therapeutics, Inc.* (Biotechnology)(a)	296	2,942
VirnetX Holding Corp.* (Software)(a)	592	3,747
Virtusa Corp.* (IT Services)	148	7,911
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	555	10,251
Vista Outdoor, Inc.* (Leisure Products)	296	2,371
Vital Therapies, Inc.* (Biotechnology)	333	66
Vivint Solar, Inc.* (Electrical Equipment)	370	1,839
Vocera Communications, Inc.* (Health Care Technology)	148	4,681
Vonage Holdings Corp.* (Diversified Telecommunication Services)	962	9,658
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	555	3,830
Wabash National Corp. (Machinery)	296	4,011
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	370	6,397
WageWorks, Inc.* (Professional Services)	185	6,986
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	111	5,651
Warrior Met Coal, Inc. (Metals & Mining)	185	5,624
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	10,689

	Shares	Value
Common Stocks, continued
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	888	$5,017
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	333	9,451
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	185	3,045
Watts Water Technologies, Inc. - Class A (Machinery)	111	8,971
Weight Watchers International, Inc.* (Diversified Consumer Services)	148	2,982
Werner Enterprises, Inc. (Road & Rail)	222	7,580
WesBanco, Inc. (Banks)	185	7,354
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	333	2,927
Westamerica Bancorp (Banks)	111	6,860
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,650
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	222	2,049
Whitestone REIT (Equity Real Estate Investment Trusts)	259	3,113
WideOpenWest, Inc.* (Media)	259	2,357
William Lyon Homes* - Class A (Household Durables)	185	2,843
Willscot Corp.* (Construction & Engineering)	222	2,462
Wingstop, Inc. (Hotels, Restaurants & Leisure)	148	11,252
Winnebago Industries, Inc. (Automobiles)	148	4,610
WisdomTree Investments, Inc. (Capital Markets)	592	4,180
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	407	14,542
Woodward, Inc. (Machinery)	222	21,066
Workiva, Inc.* (Software)	148	7,504
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	333	9,619
World Wrestling Entertainment, Inc. - Class A (Entertainment)	185	16,055
Worthington Industries, Inc. (Metals & Mining)	185	6,904
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	444	13,964
WSFS Financial Corp. (Thrifts & Mortgage Finance)	148	5,713
Xencor, Inc.* (Biotechnology)	222	6,895
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	481	10,539
Xperi Corp. (Semiconductors & Semiconductor Equipment)	259	6,061
Yelp, Inc.* (Interactive Media & Services)	333	11,489
Yext, Inc.* (Software)	370	8,088
YRC Worldwide, Inc.* (Road & Rail)	259	1,733
ZAGG, Inc.* (Household Durables)	185	1,678
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	592	447
ZIOPHARM Oncology, Inc.* (Biotechnology)(a)	925	3,561
ZixCorp.* (Software)	444	3,055
Zogenix, Inc.* (Pharmaceuticals)	148	8,141
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	814	285
TOTAL COMMON STOCKS (Cost $5,428,909)		$7,551,500

Contingent Right (NM)
A. Schulman, Inc.*^+(b) (Chemicals)	148	77
TOTAL CONTINGENT RIGHT (Cost $296)		77

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	510	—
TOTAL TRUST (Cost $—)		—

	Principal Amount	Value
Repurchase Agreement(c)(d) (76.0%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $17,183,370	$17,180,000	$17,180,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,180,000)		17,180,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 2.55%(e)	10,352	$10,352
Invesco Government & Agency Portfolio - Institutional Shares, 2.45%(e)	110,325	110,325
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $120,677)		120,677

TOTAL INVESTMENT SECURITIES (Cost $22,729,882) - 110.0%		24,852,254
Net other assets (liabilities) - (10.0)%		(2,251,453)

NET ASSETS - 100.0%		$22,600,801

*                           Non-income producing security.

^                            The Advisor has deemed these securities to be illiquid.  As of March 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

+                           These securities were fair valued based on procedures approved by the Board of Trustees.  As of March 31, 2019, these securities represented less than 0.005% of the net assets of the Fund.

(a)                   All or part of this security was on loan as of March 31, 2019. The total value of securities on loan as of March 31, 2019 was $115,439.

(b)                   No explicit expiration date, expiration is subject to contingencies.  In August 2018, LyondellBasell Industries N.V. completed an acquisition of 100% of A. Schulman, Inc. in exchange for cash and a contingent right per share acquired.  Rights entitle the Fund to certain net proceeds, if any, that are recovered from ongoing litigation and government investigations related to past acquisitions made by A. Schulman, Inc.

(c)                    A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2019, the aggregate amount held in a segregated account was $5,504,000.

(d)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2019.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/29/19	2.47%	$6,748,362	$79,300
Russell 2000 Index	Goldman Sachs International	4/29/19	2.67%	17,176,832	169,841
				$23,925,194	$249,141

iShares Russell 2000 ETF	UBS AG	4/29/19	2.22%	$12,243,026	$144,036
Russell 2000 Index	UBS AG	4/29/19	2.42%	1,221,872	76,369
				$13,464,898	$220,405
				$37,390,092	$469,546

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Aerospace & Defense	$79,459	0.4%
Air Freight & Logistics	29,146	0.1%
Airlines	33,526	0.1%
Auto Components	77,854	0.3%
Automobiles	4,610	NM
Banks	581,897	2.5%
Beverages	3,865	NM
Biotechnology	533,593	2.5%
Building Products	95,279	0.4%
Capital Markets	83,912	0.4%
Chemicals	149,833	0.8%
Commercial Services & Supplies	187,359	0.8%
Communications Equipment	151,967	0.7%
Construction & Engineering	87,623	0.4%
Construction Materials	7,633	NM
Consumer Finance	48,143	0.2%
Containers & Packaging	7,744	NM
Distributors	8,243	NM
Diversified Consumer Services	64,245	0.3%
Diversified Financial Services	19,302	0.1%
Diversified Telecommunication Services	45,208	0.2%
Electric Utilities	105,455	0.5%
Electrical Equipment	56,545	0.3%
Electronic Equipment, Instruments & Components	185,609	0.8%
Energy Equipment & Services	112,796	0.5%
Entertainment	41,216	0.2%
Equity Real Estate Investment Trusts	554,364	2.5%
Food & Staples Retailing	31,248	0.1%
Food Products	55,911	0.3%
Gas Utilities	93,253	0.4%
Health Care Equipment & Supplies	279,811	1.3%
Health Care Providers & Services	140,664	0.6%
Health Care Technology	88,783	0.4%
Hotels, Restaurants & Leisure	193,268	0.9%
Household Durables	125,033	0.6%
Household Products	4,301	NM
Independent Power and Renewable Electricity Producers	33,636	0.1%
Industrial Conglomerates	7,098	NM
Insurance	165,521	0.7%
Interactive Media & Services	42,864	0.2%
Internet & Direct Marketing Retail	65,973	0.3%
IT Services	186,653	0.8%
Leisure Products	17,518	0.1%
Life Sciences Tools & Services	54,495	0.2%
Machinery	261,281	1.2%
Marine	12,866	0.1%
Media	146,640	0.6%
Metals & Mining	88,810	0.4%
Mortgage Real Estate Investment Trusts	109,099	0.5%
Multiline Retail	28,513	0.1%
Multi-Utilities	42,595	0.2%
Oil, Gas & Consumable Fuels	200,023	0.9%
Paper & Forest Products	33,114	0.1%
Personal Products	9,744	NM
Pharmaceuticals	161,313	0.7%
Professional Services	109,406	0.5%
Real Estate Management & Development	31,116	0.1%
Road & Rail	45,432	0.2%
Semiconductors & Semiconductor Equipment	225,240	1.0%
Software	467,761	2.1%
Specialty Retail	210,653	0.9%
Technology Hardware, Storage & Peripherals	33,272	0.1%
Textiles, Apparel & Luxury Goods	67,831	0.3%
Thrifts & Mortgage Finance	176,182	0.8%
Tobacco	13,023	0.1%
Trading Companies & Distributors	94,050	0.4%
Water Utilities	22,603	0.1%
Wireless Telecommunication Services	18,554	0.1%
Other**	15,049,224	66.5%
Total	$22,600,801	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

March 31, 2019 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.0%)
ALLETE, Inc. (Electric Utilities)	2,282	$187,649
Alliant Energy Corp. (Electric Utilities)	10,458	492,886
Ameren Corp. (Multi-Utilities)	10,835	796,914
American Electric Power Co., Inc. (Electric Utilities)	21,849	1,829,854
American Water Works Co., Inc. (Water Utilities)	8,006	834,706
Aqua America, Inc. (Water Utilities)	7,891	287,548
Atmos Energy Corp. (Gas Utilities)	5,177	532,869
Avangrid, Inc. (Electric Utilities)	2,464	124,062
Avista Corp. (Multi-Utilities)	2,911	118,245
Black Hills Corp. (Multi-Utilities)	2,393	177,250
CenterPoint Energy, Inc. (Multi-Utilities)	22,201	681,571
CMS Energy Corp. (Multi-Utilities)	12,555	697,305
Consolidated Edison, Inc. (Multi-Utilities)	14,222	1,206,168
Dominion Resources, Inc. (Multi-Utilities)	35,405	2,714,146
DTE Energy Co. (Multi-Utilities)	8,059	1,005,280
Duke Energy Corp. (Electric Utilities)	32,203	2,898,269
Edison International (Electric Utilities)	14,432	893,629
El Paso Electric Co. (Electric Utilities)	1,805	106,170
Entergy Corp. (Electric Utilities)	8,398	803,101
Evergy, Inc. (Electric Utilities)	11,279	654,746
Eversource Energy (Electric Utilities)	14,043	996,351
Exelon Corp. (Electric Utilities)	38,905	1,950,308
FirstEnergy Corp. (Electric Utilities)	22,310	928,319
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,826	196,756
IDACORP, Inc. (Electric Utilities)	2,232	222,173
MDU Resources Group, Inc. (Multi-Utilities)	8,686	224,359
National Fuel Gas Co. (Gas Utilities)	3,821	232,928
New Jersey Resources Corp. (Gas Utilities)	3,932	195,774
NextEra Energy, Inc. (Electric Utilities)	21,180	4,094,517
NiSource, Inc. (Multi-Utilities)	16,501	472,919
NorthWestern Corp. (Multi-Utilities)	2,230	157,014
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	12,441	528,494
ONE Gas, Inc. (Gas Utilities)	2,328	207,262
Pinnacle West Capital Corp. (Electric Utilities)	4,967	474,746
PNM Resources, Inc. (Electric Utilities)	3,528	167,016
Portland General Electric Co. (Electric Utilities)	3,954	204,975
PPL Corp. (Electric Utilities)	31,935	1,013,617
Public Service Enterprise Group, Inc. (Multi-Utilities)	22,384	1,329,833
Sempra Energy (Multi-Utilities)	12,139	1,527,815
South Jersey Industries, Inc. (Gas Utilities)	4,088	131,102
Southwest Gas Corp. (Gas Utilities)	2,351	193,393
Spire, Inc. (Gas Utilities)	2,247	184,906
The AES Corp. (Independent Power and Renewable Electricity Producers)	29,339	530,449
The Southern Co. (Electric Utilities)	36,575	1,890,196
UGI Corp. (Gas Utilities)	7,700	426,734
Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	17,430	453,703
WEC Energy Group, Inc. (Multi-Utilities)	13,971	1,104,827
Xcel Energy, Inc. (Electric Utilities)	22,777	1,280,295
TOTAL COMMON STOCKS (Cost $16,137,996)		38,363,149

	Principal Amount	Value
Repurchase Agreements(a) (4.4%)
Repurchase Agreements with various counterparties, rates 2.25%-2.45%, dated 3/29/19, due 4/1/19, total to be received $1,767,347	$1,767,000	$1,767,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,767,000)		1,767,000

TOTAL INVESTMENT SECURITIES (Cost $17,904,996) - 100.4%		40,130,149
Net other assets (liabilities) - (0.4)%		(167,247)

NET ASSETS - 100.0%		$39,962,902

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the provided Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	4/23/19	2.92%	$1,628,426	$(12,196)

(1)                   Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)                   Reflects the floating financing rate, as of March 31, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2019:

	Value	% of Net Assets
Electric Utilities	$21,409,635	53.5%
Gas Utilities	2,104,968	5.3%
Independent Power and Renewable Electricity Producers	1,512,646	3.8%
Multi-Utilities	12,213,646	30.6%
Water Utilities	1,122,254	2.8%
Other**	1,599,753	4.0%
Total	$39,962,902	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2019  (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of March 31, 2019, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	HSBC Securities (USA), Inc.,	NatWest Markets Securities, Inc.,	RBC Capital Markets, LLC,	Societe’ Generale,	UMB Bank N.A.,
	2.25%	2.45%	2.28%	2.35%	2.35%
Fund	dated 3/29/19,	dated 3/29/19,	dated 3/29/19,	dated 3/29/19,	dated 3/29/19,
Name	due 4/1/19(1)	due 4/1/19(2)	due 4/1/19(3)	due 4/1/19(4)	due 4/1/19(5)
ProFund VP Asia 30	$2,000	$5,000	$3,000	$—	$3,000
ProFund VP Banks	41,000	100,000	66,000	16,000	4,000
ProFund VP Basic Materials	41,000	100,000	67,000	16,000	4,000
ProFund VP Bear	790,000	1,898,000	1,266,000	315,000	41,000
ProFund VP Biotechnology	456,000	1,095,000	730,000	182,000	22,000
ProFund VP Bull	5,341,000	12,822,000	8,547,000	2,136,000	238,000
ProFund VP Consumer Goods	21,000	50,000	33,000	8,000	3,000
ProFund VP Consumer Services	188,000	452,000	301,000	75,000	11,000
ProFund VP Dow 30	49,000	120,000	79,000	18,000	11,000
ProFund VP Emerging Markets	171,000	413,000	275,000	68,000	13,000
ProFund VP Europe 30	24,000	59,000	39,000	9,000	5,000
ProFund VP Falling U.S. Dollar	81,000	198,000	131,000	31,000	11,000
ProFund VP Financials	137,000	330,000	220,000	55,000	7,000
ProFund VP Health Care	376,000	903,000	602,000	150,000	18,000
ProFund VP Industrials	57,000	137,000	91,000	22,000	5,000
ProFund VP International	1,181,000	2,837,000	1,890,000	471,000	60,000
ProFund VP Internet	151,000	364,000	242,000	60,000	9,000
ProFund VP Japan	1,373,000	3,295,000	2,197,000	549,000	61,000
ProFund VP Large-Cap Growth	4,000	11,000	7,000	1,000	4,000
ProFund VP Large-Cap Value	20,000	49,000	32,000	8,000	3,000
ProFund VP Mid-Cap	3,742,000	8,984,000	5,989,000	1,496,000	168,000
ProFund VP Nasdaq-100	4,320,000	10,370,000	6,913,000	1,728,000	193,000
ProFund VP Oil & Gas	111,000	266,000	177,000	44,000	7,000
ProFund VP Pharmaceuticals	102,000	246,000	164,000	41,000	5,000
ProFund VP Precious Metals	4,221,000	10,132,000	6,754,000	1,688,000	190,000
ProFund VP Real Estate	87,000	209,000	139,000	34,000	6,000
ProFund VP Rising Rates Opportunity	1,640,000	3,940,000	2,626,000	656,000	76,000
ProFund VP Semiconductor	50,000	122,000	81,000	20,000	4,000
ProFund VP Short Dow 30	1,000	4,000	2,000	—	6,000
ProFund VP Short Emerging Markets	200,000	481,000	321,000	79,000	13,000
ProFund VP Short International	149,000	360,000	239,000	59,000	14,000
ProFund VP Short Mid-Cap	33,000	81,000	54,000	12,000	9,000
ProFund VP Short Nasdaq-100	477,000	1,146,000	764,000	189,000	29,000
ProFund VP Short Small-Cap	386,000	929,000	619,000	154,000	22,000
ProFund VP Small-Cap	1,150,000	2,762,000	1,841,000	460,000	56,000
ProFund VP Small-Cap Growth	4,000	10,000	6,000	1,000	2,000
ProFund VP Small-Cap Value	7,000	18,000	12,000	3,000	1,000
ProFund VP Technology	203,000	487,000	324,000	81,000	10,000
ProFund VP Telecommunications	57,000	137,000	91,000	22,000	5,000
ProFund VP U.S. Government Plus	1,605,000	3,852,000	2,568,000	640,000	78,000
ProFund VP UltraBull	789,000	1,896,000	1,264,000	315,000	40,000
ProFund VP UltraMid-Cap	2,643,000	6,346,000	4,230,000	1,056,000	119,000
ProFund VP UltraNasdaq-100	12,997,000	31,197,000	20,797,000	5,198,000	569,000
ProFund VP UltraShort Dow 30	—	2,000	1,000	—	2,000
ProFund VP UltraShort Nasdaq-100	40,000	98,000	64,000	15,000	8,000
ProFund VP UltraSmall-Cap	3,154,000	7,573,000	5,048,000	1,261,000	144,000
ProFund VP Utilities	324,000	779,000	519,000	129,000	16,000
	$48,996,000	$117,665,000	$78,425,000	$19.571,000	$2,325,000

Each repurchase agreement was fully collateralized by U.S. government securities as of March 31, 2019 as follows:

(1)      U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at March 31, 2019, 2.737%, due 5/15/40, total value $50,002,859.

(2)      U.S. Treasury Notes, 2.00% to 2.875%, due 11/30/22 to 8/15/28, which had an aggregate value of $120,022,974.

(3)      U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $79,999,110.

(4)      U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $19,967,405.

(5)      U.S. Treasury Notes, 1.125% to 1.625%, due 12/31/19 to 5/15/26, which had an aggregate value of $2,376,088.